UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28, 2013

Date of reporting period: February 28, 2013

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Annual Report

February 28, 2013

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

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The views expressed and any forward-looking statements are as of February 28, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $225 billion in assets under management, as of February 28, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short Duration Government Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term High Yield Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term Municipal Bond Fund
Core Bond Fund	International Bond Fund	Strategic Income Fund
Emerging Markets Local Bond Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Ultra Short-Term Income Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Wisconsin Tax-Free Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened over the period.

Dear Valued Shareholder:

We’re pleased to offer you this annual report for the Wells Fargo Advantage Dow Jones Target Date FundsSM for the 12-month period that ended February 28, 2013. The past 12 months were marked by a slow but growing U.S. economy and expansive monetary policy. This backdrop enabled positive total returns across our Target Date Funds.

The economy grew, helped by accommodative monetary policy but hurt by political uncertainty.

The U.S. economy grew modestly over the past year, but the recovery remained weak compared with previous business cycles. Three forces—discretionary fiscal policy, housing market activity, and household income expectations—have not been firing on all cylinders, and therefore the recovery has been modest. However, the unemployment rate continued to decline, reaching 7.7% in February 2013, and housing market activity advanced from its recessionary levels.

Global economic growth varied across countries. Eurozone economies remained in recession. However, the European Central Bank and several key members of the eurozone, including France and Germany, announced their commitment to maintaining the integrity of the single currency. Subsequently, investor fears about a sovereign debt crisis in Europe abated. In China, economic growth decelerated from double-digit advances but remained at a stable, positive pace.

Citing its dual mandate of fostering maximum employment and price stability, the Federal Reserve (Fed) reaffirmed its commitment to highly accommodative monetary policy. In addition, the Fed formally announced that exceptionally low interest rates would be appropriate at least as long as the unemployment rate remains above 6.5% and inflation remains no more than half a percentage point above its 2.0% inflation target. It also continued its quantitative easing program.

For most of the year, uncertainty about political outcomes was a constant. U.S. presidential elections in November 2012, the debate over the fiscal cliff and tax rates at year-end, and speculation about the effects of sequestration at the end of February 2013 weighed on business leaders and investors. Elections in eurozone countries such as Greece, France, and Italy sparked speculation about the future of the eurozone. New leadership in China also figured into the political landscape. In the end, investors managed around these concerns, and capital markets generally advanced during this time period.

Financial markets advanced.

Despite ongoing uncertainties, investor confidence grew during the period as political and economic concerns lessened over the period. As a result, equity markets and most bond markets advanced. The S&P 500 Index1 rose 13.46%. Despite ongoing risk flare-up in Europe, international markets as measured by the Morgan Stanley Capital International All Country World Ex. USA Index (Gross)2 rose 7.17% for the fiscal year.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International All Country World Ex. USA (MSCI ACWI Ex. USA) Index (Gross) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the United States. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

Bond markets advanced across most sectors due to the continuation of low interest rates. The Barclays U.S. Aggregate Bond Index3, which measures investment-grade bonds, rose 3.12% over the 12-month period that ended February 28, 2013. High-yield bonds had stronger returns of 11.79%, as measured by the Barclays U.S. Corporate High Yield 2% Issuer Capped Index4. Non-U.S. bonds declined in dollar terms primarily due to the falling yen, as evidenced by the Barclays Global Aggregate ex USD Index5 returning (1.09)%.

Our goal is to meet the retirement needs of our shareholders.

We are committed to providing our shareholders long-term investment strategies using a diversified portfolio of investments. Each fund in our target date series invests in a portfolio of equity, fixed income, and short-term securities, and these funds are reallocated over time as the fund approaches its target year by trimming equity exposure and increasing fixed-income exposure. Further, we do not believe it makes sense to fix a savings problem by attempting to boost return through taking outsized risks near retirement. The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date. As a result, we are committed to our strategy of providing a target date series that is among the more conservative near retirement.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We are committed to providing our shareholders long-term investment strategies using a diversified portfolio of investments.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate, publicly issued, non-investment-grade debt with at least one year remaining to maturity as well as an outstanding par value of $100 million. You cannot invest directly in an index.

5.	The Barclays Global Aggregate ex USD Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Notice to Shareholders

At its November 6-7, 2012 meeting, the Board of Trustees unanimously approved the following modifications to certain Class A sales load waiver privileges, with each change becoming effective on July 1, 2013:

■	Annuity payments received under an annuity option or from death proceeds will no longer qualify for net asset value (NAV) repurchase privileges.

■	The ability to reinvest redemption proceeds at NAV will be reduced from 120 days to 90 days.

■	NAV purchase privileges for certain types of “grandfathered” shareholders will be modified to remove the ability to purchase Class A shares at NAV, unless those shares are held directly with the Fund.

At its August 14-15, 2012 meeting, the Board of Trustees approved the following changes to the Wells Fargo Advantage Dow Jones Target Date Funds series:

■	The renaming and modification of Institutional Class shares to assume the features and attributes of Class R6 shares by May 31, 2013.

■	The implementation of new expense caps for certain classes.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Target Date Index
Target Today Fund	Dow Jones Target Today Index
Target 2010 Fund	Dow Jones Target 2010 Index
Target 2015 Fund	Dow Jones Target 2015 Index
Target 2020 Fund	Dow Jones Target 2020 Index
Target 2025 Fund	Dow Jones Target 2025 Index
Target 2030 Fund	Dow Jones Target 2030 Index
Target 2035 Fund	Dow Jones Target 2035 Index
Target 2040 Fund	Dow Jones Target 2040 Index
Target 2045 Fund	Dow Jones Target 2045 Index
Target 2050 Fund	Dow Jones Target 2050 Index
Target 2055 Fund	Dow Jones Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on page 19.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target Today Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STWRX)	3-1-1994	(3.70)	2.89	4.57	2.15	4.12	5.19	1.07	0.96
Class B (WFOKX)*	8-1-1998	(3.61)	3.00	4.65	1.39	3.35	4.65	1.82	1.71
Class C (WFODX)	12-1-1998	0.36	3.34	4.41	1.36	3.34	4.41	1.82	1.71
Class R4 (WOTRX)[4]	11-30-2012	–	–	–	2.69	4.67	5.71	0.74	0.45
Administrator Class (WFLOX)	11-8-1999	–	–	–	2.29	4.32	5.45	0.91	0.80
Institutional Class (WOTDX)[9]	6-30-2004	–	–	–	2.63	4.66	5.71	0.64	0.45
Investor Class (WFBTX)[9]	1-31-2007	–	–	–	2.32	4.28	5.42	1.13	0.86
Dow Jones Target Today Index[10]	–	–	–	–	2.99	5.18	5.94	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2010 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STNRX)	3-1-1994	(3.00)	2.36	5.15	2.92	3.59	5.78	1.08	0.99
Class B (SPTBX)*	3-1-1997	(2.88)	2.47	5.22	2.12	2.83	5.22	1.83	1.74
Class C (WFOCX)	12-1-1998	1.10	2.83	4.99	2.10	2.83	4.99	1.83	1.74
Class R4 (WFORX)[5]	11-30-2012	–	–	–	3.41	4.14	6.29	0.75	0.47
Administrator Class (WFLGX)	11-8-1999	–	–	–	3.08	3.80	6.04	0.92	0.83
Institutional Class (WFOAX)[9]	6-30-2004	–	–	–	3.43	4.14	6.29	0.65	0.48
Investor Class (WFCTX)[9]	1-31-2007	–	–	–	3.01	3.75	6.00	1.14	0.89
Dow Jones Target 2010 Index[10]	–	–	–	–	3.77	4.63	7.39	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2015 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFACX)[6]	11-30-2012	(1.78)	2.53	2.38	4.23	3.77	3.46	1.08	0.84
Class R4 (WFSRX)[6]	11-30-2012	–	–	–	4.63	4.08	3.76	0.75	0.48
Administrator Class (WFFFX)	6-29-2007	–	–	–	4.06	3.73	3.44	0.92	0.84
Institutional Class (WFSCX)	6-29-2007	–	–	–	4.56	4.07	3.74	0.65	0.49
Investor Class (WFQEX)	6-29-2007	–	–	–	4.08	3.71	3.42	1.14	0.90
Dow Jones Target 2015 Index[10]	–	–	–	–	4.82	4.53	4.25	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2020 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STTRX)	3-1-1994	(1.04)	2.34	5.95	5.00	3.56	6.58	1.05	1.01
Class B (STPBX)*	3-1-1997	(0.73)	2.42	6.02	4.27	2.78	6.02	1.80	1.76
Class C (WFLAX)	12-1-1998	3.28	2.78	5.79	4.28	2.78	5.79	1.80	1.76
Class R4 (WFLRX)[4]	11-30-2012	–	–	–	5.58	4.10	7.11	0.72	0.50
Administrator Class (WFLPX)	11-8-1999	–	–	–	5.19	3.77	6.85	0.89	0.85
Institutional Class (WFOBX)[9]	6-30-2004	–	–	–	5.60	4.10	7.11	0.62	0.50
Investor Class (WFDTX)[9]	1-31-2007	–	–	–	5.12	3.71	6.81	1.11	0.91
Dow Jones Target 2020 Index[10]	–	–	–	–	5.93	4.48	8.91	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2025 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFAYX)[7]	11-30-2012	0.23	2.66	1.56	6.32	3.89	2.63	1.07	0.86
Class R4 (WFGRX)[7]	11-30-2012	–	–	–	6.82	4.23	2.95	0.74	0.50
Administrator Class (WFTRX)	6-29-2007	–	–	–	6.27	3.92	2.65	0.91	0.85
Institutional Class (WFTYX)	6-29-2007	–	–	–	6.74	4.21	2.93	0.64	0.50
Investor Class (WFGYX)	6-29-2007	–	–	–	6.31	3.87	2.61	1.13	0.91
Dow Jones Target 2025 Index[10]	–	–	–	–	7.10	4.54	3.34	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2030 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STHRX)	3-1-1994	1.11	2.50	6.61	7.28	3.73	7.25	1.07	1.02
Class B (SGPBX)*	3-1-1997	1.54	2.60	6.68	6.54	2.95	6.68	1.82	1.77
Class C (WFDMX)	12-1-1998	5.52	2.96	6.45	6.52	2.96	6.45	1.82	1.77
Class R4 (WTHRX)[4]	11-30-2012	–	–	–	7.86	4.27	7.76	0.74	0.51
Administrator Class (WFLIX)	11-8-1999	–	–	–	7.46	3.95	7.51	0.91	0.86
Institutional Class (WFOOX)[9]	6-30-2004	–	–	–	7.82	4.26	7.76	0.64	0.51
Investor Class (WFETX)[9]	1-31-2007	–	–	–	7.41	3.88	7.47	1.13	0.92
Dow Jones Target 2030 Index[10]	–	–	–	–	8.23	4.56	10.17	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2035 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFQBX)[7]	11-30-2012	2.27	2.87	1.11	8.51	4.10	2.17	1.09	0.88
Class R4 (WTTRX)[7]	11-30-2012	–	–	–	8.83	4.41	2.46	0.76	0.52
Administrator Class (WFQWX)	6-29-2007	–	–	–	8.48	4.03	2.12	0.93	0.87
Institutional Class (WFQRX)	6-29-2007	–	–	–	8.86	4.41	2.47	0.66	0.52
Investor Class (WFQTX)	6-29-2007	–	–	–	8.38	3.99	2.08	1.15	0.93
Dow Jones Target 2035 Index[10]	–	–	–	–	9.20	4.58	2.72	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2040 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STFRX)	3-1-1994	2.72	2.66	7.29	8.99	3.88	7.93	1.08	1.03
Class B (SLPBX)*	3-1-1997	3.15	2.73	7.36	8.15	3.08	7.36	1.83	1.78
Class C (WFOFX)	7-1-1998	7.18	3.10	7.12	8.18	3.10	7.12	1.83	1.78
Class R4 (WTFRX)[4]	11-30-2012	–	–	–	9.47	4.41	8.46	0.75	0.52
Administrator Class (WFLWX)	11-8-1999	–	–	–	9.14	4.08	8.21	0.92	0.87
Institutional Class (WFOSX)[9]	6-30-2004	–	–	–	9.50	4.41	8.46	0.65	0.52
Investor Class (WFFTX)[9]	1-31-2007	–	–	–	9.10	4.03	8.16	1.14	0.93
Dow Jones Target 2040 Index[10]	–	–	–	–	9.90	4.64	10.55	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	8.85	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	5.01	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2045 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFQVX)[7]	11-30-2012	3.22	3.07	1.15	9.49	4.29	2.21	1.10	0.88
Class R4 (WFFRX)[7]	11-30-2012	–	–	–	9.93	4.62	2.52	0.77	0.52
Administrator Class (WFQYX)	6-29-2007	–	–	–	9.49	4.30	2.23	0.94	0.87
Institutional Class (WFQPX)	6-29-2007	–	–	–	9.85	4.60	2.51	0.67	0.52
Investor Class (WFQSX)	6-29-2007	–	–	–	9.39	4.23	2.15	1.16	0.93
Dow Jones Target 2045 Index[10]	–	–	–	–	10.27	4.74	2.71	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2050 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[3]
Class A (WFQAX)[8]	11-30-2012	3.29	3.07	1.14	9.58	4.31	2.20	1.09	0.88
Class C (WFQCX)[8]	11-30-2012	7.79	3.53	1.44	8.79	3.53	1.44	1.84	1.63
Class R4 (WQFRX)[8]	11-30-2012	–	–	–	10.02	4.63	2.50	0.76	0.52
Administrator Class (WFQDX)	6-29-2007	–	–	–	9.59	4.28	2.18	0.93	0.87
Institutional Class (WFQFX)	6-29-2007	–	–	–	9.94	4.62	2.49	0.66	0.52
Investor Class (WFQGX)	6-29-2007	–	–	–	9.49	4.22	2.12	1.15	0.93
Dow Jones Target 2050 Index[10]	–	–	–	–	10.31	4.75	2.72	–	–
Russell 3000® Index[11]	–	–	–	–	13.65	5.38	2.67	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	–	3.12	5.52	6.26	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2055 Fund

Average annual total returns (%) as of February 28, 2013

		Including sales charge		Excluding sales charge		Expense ratios[2] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[3]
Class A (WFQZX)[7]	11-30-2012	3.23	2.24	9.47	5.94	4.24	0.88
Class R4 (WFVRX)[7]	11-30-2012	–	–	9.89	6.33	3.91	0.52
Administrator Class (WFLHX)	6-30-2011	–	–	9.52	5.99	4.08	0.87
Institutional Class (WFQUX)	6-30-2011	–	–	9.90	6.34	3.81	0.52
Investor Class (WFQHX)	6-30-2011	–	–	9.52	5.93	4.30	0.93
Dow Jones Target 2055 Index[10]	–	–	–	10.31	6.41	–	–
Russell 3000® Index[11]	–	–	–	13.65	10.56	–	–
Barclays U.S. Aggregate Bond Index[12]	–	–	–	3.12	5.42	–	–

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R4, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Growth of $10,000 investment[13] as of February 28, 2013

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

MANAGER’S DISCUSSION

Fund highlights

Equity markets generated strong returns in the 12-month period that ended February 28, 2013. A number of U.S. equity style asset classes posted double-digit gains. Mid- and small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks. In terms of industry sectors, financials and health care were among the top performers, while information technology and energy lagged. International equities trailed domestic, with emerging markets posting a small loss. Both Asia Pacific and Europe/Canada posted single-digit gains. Within fixed-income markets, domestic bonds rose modestly; corporate bonds outperformed government and mortgage-backed bonds. International bonds were lower in dollar terms primarily due to the falling yen.

Diminished macro risks and improved earnings propelled the markets higher.

Investor confidence grew during the period as political and economic concerns faded. Despite widespread voter frustration, Washington politicians managed to avoid the most disastrous outcomes, as did European politicians. The period’s only significant market correction occurred in April and May 2012 when a European debt crisis created fears that Greece would be forced to leave the European Union (E.U.). Fortunately, E.U. leaders announced aggressive actions in late June 2012 that alleviated concerns and sparked a global market rally. Equity markets continued their upward trajectory the remainder of the period with only a few minor interruptions. Respectable earnings reports, relative tax clarity, and continued global monetary easing, including quantitative easing by the Federal Reserve, kept the markets moving higher.

We adjusted strategic allocations in response to evolving financial markets.

The Wells Fargo Advantage Dow Jones Target Date FundsSM use an asset allocation strategy that seeks to replicate the returns of the appropriate Dow Jones Target Date Indexes before expenses. The strategic allocations are designed to provide high levels of diversification across a number of equity and fixed-income investments. The underlying equity portfolio contains a broad mix of large-cap, mid-cap, small-cap, growth, value, and international stocks, including emerging markets. The underlying bond portfolio invests in several types of fixed-income securities, including U.S. and non-U.S. government bonds, corporate bonds, and mortgage-backed securities.

We adjust each portfolio’s strategic allocations to stocks, bonds, and cash equivalents monthly in response to changing market conditions and the portfolio’s movement down the glide path. Our objective is to manage the relative equity risk of each dated portfolio as dictated by its target date strategy—a fund’s targeted equity risk is not the same as the fund’s equity allocation percentage because bonds and cash equivalents also carry risk. The Target Date Funds are designed to provide a risk level that becomes more conservative as the target date approaches in order to increase the probability of capital preservation as retirement nears. This risk level is managed by adjusting allocations among stocks, bonds, and cash equivalents. The Target 2055 Fund and Target 2050 Fund, which have not yet begun to move down the glide path, increased their equity exposure and reduced their bond exposure during the period due to market conditions that increased the portfolio’s ability to diversify its equity risk.

The Target 2045 Fund, Target 2040 Fund, Target 2035 Fund, Target 2030 Fund, Target 2025 Fund, and Target 2020 Fund reduced their equity holdings during the 12-month period as they moved down the glide path. The equity allocations of the Target 2045 Fund, Target 2040 Fund, and Target 2020 Fund decreased by less than 1%. The Target 2035 Fund, Target 2030 Fund, and Target 2025 Fund, which are on the steeper section of the glide path, decreased their equity exposure by less than 2%. The Target 2015 Fund and Target 2010 Fund increased their equity exposure slightly while at the same time lowering their overall relative equity risk as they moved down the glide path. The increased diversification benefits associated with bonds more than offset the decrease in targeted risk levels for these Funds. The Target Today Fund’s targeted equity exposure remained at 15% during the period. Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

The breadth and depth of diversification and disciplined asset allocation help manage, but do not eliminate risk.

We believe the Wells Fargo Advantage Dow Jones Target Date Funds are diversified mutual funds not only at the individual security level, but across asset classes. We believe the Funds provide the opportunity for capital appreciation for investors with longer time horizons and reasonable capital gains for investors who are approaching or are in retirement. However, although the Funds are designed to provide varying degrees of downside risk management relative to their index dates, they cannot prevent losses or eliminate risk.

It is our belief that equity and bond asset classes will likely experience meaningful volatility in the future. Our disciplined approach to portfolio construction seeks to help our investors benefit from bull markets while providing risk management in bear markets. We believe our Funds are well positioned to give investors an opportunity to build and maintain their retirement nest eggs in the coming years.

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation14 as of February 28, 2013

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on page 19.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying master portfolios in which the Funds invest.

2.	Reflects the expense ratios as stated in the most recent prospectuses.

3.	The Adviser has committed through June 30, 2013 (June 30, 2014 for Class R4 and Class A and Class C of certain Funds) to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. Without this cap, the Fund’s returns would have been lower.

4.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the expenses applicable to the Institutional Class shares which are equivalent to the expenses of Class R4 shares.

5.	Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher.

6.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A shares. Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns would be higher.

7.	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A shares. Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the expenses applicable to the Institutional Class shares which are equivalent to the expense of Class R4 shares.

8.	Historical performance shown for the Class A and Class C shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class A and Class C shares. Historical performance shown for the Class R4 shares prior to their inception reflects the performance of the Institutional Class shares and includes the expenses applicable to the Institutional Class shares which are equivalent to the expense of Class R4 shares.

9.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. Historical performance shown for Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of the Administrator Class no such adjustment is reflected).

10.	The Dow Jones Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. The index returns reflect hypothetical back-tested performance. You cannot invest directly in an index.

11.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

12.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

13.	The chart compares the performance of the Investor Class shares for the last 10 years or since inception with the respective Dow Jones Target Date Index, the Russell 3000 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

14.	Each chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests and is calculated based on the total investments of the master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments or Summary Portfolio of Investments of each master portfolio which is also included in this report.

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from September 1, 2012 to February 28, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,003.07	$4.77	0.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81	0.96%
Class B
Actual	$1,000.00	$999.63	$8.48	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55	1.71%
Class C
Actual	$1,000.00	$1,000.12	$8.48	1.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55	1.71%
Class R4
Actual	$1,000.00	$1,006.92	$2.24	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Administrator Class
Actual	$1,000.00	$1,004.71	$3.98	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$4.01	0.80%
Institutional Class
Actual	$1,000.00	$1,006.31	$2.24	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Investor Class
Actual	$1,000.00	$1,004.13	$4.27	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2010 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,012.37	$4.94	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96	0.99%
Class B
Actual	$1,000.00	$1,009.00	$8.67	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70	1.74%
Class C
Actual	$1,000.00	$1,008.14	$8.66	1.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70	1.74%
Class R4
Actual	$1,000.00	$1,014.78	$2.35	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Administrator Class
Actual	$1,000.00	$1,013.14	$4.14	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%
Institutional Class
Actual	$1,000.00	$1,015.03	$2.40	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Investor Class
Actual	$1,000.00	$1,012.86	$4.44	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.46	0.89%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,027.78	$4.22	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Class R4
Actual	$1,000.00	$1,029.94	$2.42	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.41	0.48%
Administrator Class
Actual	$1,000.00	$1,026.06	$4.22	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.63	$4.21	0.84%
Institutional Class
Actual	$1,000.00	$1,029.22	$2.47	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46	0.49%
Investor Class
Actual	$1,000.00	$1,026.65	$4.52	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

Please see footnote on page 25.

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,041.11	$5.11	1.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.79	$5.06	1.01%
Class B
Actual	$1,000.00	$1,037.45	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%
Class C
Actual	$1,000.00	$1,037.72	$8.89	1.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.07	$8.80	1.76%
Class R4
Actual	$1,000.00	$1,043.78	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Administrator Class
Actual	$1,000.00	$1,042.20	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$1,043.96	$2.53	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,041.88	$4.61	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,058.77	$4.39	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Class R4
Actual	$1,000.00	$1,061.87	$2.56	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Administrator Class
Actual	$1,000.00	$1,057.99	$4.34	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Institutional Class
Actual	$1,000.00	$1,061.08	$2.56	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Investor Class
Actual	$1,000.00	$1,058.76	$4.65	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56	0.91%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2030 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,073.77	$5.24	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11	1.02%
Class B
Actual	$1,000.00	$1,070.10	$9.08	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class C
Actual	$1,000.00	$1,070.30	$9.09	1.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.02	$8.85	1.77%
Class R4
Actual	$1,000.00	$1,076.92	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Administrator Class
Actual	$1,000.00	$1,074.55	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%
Institutional Class
Actual	$1,000.00	$1,076.48	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.27	$2.56	0.51%
Investor Class
Actual	$1,000.00	$1,074.36	$4.73	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,089.43	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R4
Actual	$1,000.00	$1,090.66	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,088.80	$4.51	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,090.96	$2.70	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,088.10	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,097.93	$5.36	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16	1.03%
Class B
Actual	$1,000.00	$1,093.47	$9.24	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class C
Actual	$1,000.00	$1,093.88	$9.24	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.97	$8.90	1.78%
Class R4
Actual	$1,000.00	$1,099.98	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,098.46	$4.53	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,100.25	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,098.26	$4.84	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,103.48	$4.59	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R4
Actual	$1,000.00	$1,105.88	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,103.72	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,105.10	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,103.00	$4.85	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

Please see footnote on page 25.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

Target 2050 Fund	Beginning account value 9-1-2012	Ending account value 2-28-2013	Expenses paid during the period¹	Net annual expense ratio
Class A
Actual	$1,000.00	$1,104.14	$4.59	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class C
Actual	$1,000.00	$1,100.27	$8.49	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.71	$8.15	1.63%
Class R4
Actual	$1,000.00	$1,106.53	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,103.98	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,105.71	$2.71	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,103.25	$4.85	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,103.86	$4.59	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41	0.88%
Class R4
Actual	$1,000.00	$1,106.07	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Administrator Class
Actual	$1,000.00	$1,104.32	$4.54	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Institutional Class
Actual	$1,000.00	$1,106.12	$2.72	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61	0.52%
Investor Class
Actual	$1,000.00	$1,103.69	$4.85	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$4.66	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.11%

Affiliated Master Portfolios: 100.11%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$757,458,800
Wells Fargo Advantage Diversified Stock Portfolio	143,158,690
Wells Fargo Advantage Short-Term Investment Portfolio	47,383,245

Total Investment Companies (Cost $896,324,858)	948,000,735

Total investments in securities
(Cost $896,324,858) *	100.11%	948,000,735
Other assets and liabilities, net	(0.11)	(1,039,854)

Total net assets	100.00%	$946,960,881

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.35%

Affiliated Master Portfolios: 100.35%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$615,878,951
Wells Fargo Advantage Diversified Stock Portfolio	190,401,631
Wells Fargo Advantage Short-Term Investment Portfolio	33,561,915

Total Investment Companies (Cost $769,177,502)	839,842,497

Total investments in securities
(Cost $769,177,502) *	100.35%	839,842,497
Other assets and liabilities, net	(0.35)	(2,895,847)

Total net assets	100.00%	$836,946,650

TARGET 2015 FUND

Security name	Value

Investment Companies: 100.14%

Affiliated Master Portfolios: 100.14%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$643,264,605
Wells Fargo Advantage Diversified Stock Portfolio	328,986,727
Wells Fargo Advantage Short-Term Investment Portfolio	40,437,680

Total Investment Companies (Cost $946,521,952)	1,012,689,012

Total investments in securities
(Cost $946,521,952) *	100.14%	1,012,689,012
Other assets and liabilities, net	(0.14)	(1,399,259)

Total net assets	100.00%	$1,011,289,753

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2020 FUND

Security name	Value

Investment Companies: 100.35%

Affiliated Master Portfolios: 100.35%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,338,721,083
Wells Fargo Advantage Diversified Stock Portfolio	1,137,446,215
Wells Fargo Advantage Short-Term Investment Portfolio	102,889,185

Total Investment Companies (Cost $2,338,772,278)	2,579,056,483

Total investments in securities
(Cost $2,338,772,278) *	100.35%	2,579,056,483
Other assets and liabilities, net	(0.35)	(9,068,053)

Total net assets	100.00%	$2,569,988,430

TARGET 2025 FUND

Security name	Value

Investment Companies: 100.02%

Affiliated Master Portfolios: 100.02%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$882,329,544
Wells Fargo Advantage Diversified Stock Portfolio	1,259,564,884
Wells Fargo Advantage Short-Term Investment Portfolio	88,908,388

Total Investment Companies (Cost $2,003,833,202)	2,230,802,816

Total investments in securities
(Cost $2,003,833,202) *	100.02%	2,230,802,816
Other assets and liabilities, net	(0.02)	(425,420)

Total net assets	100.00%	$2,230,377,396

TARGET 2030 FUND

Security name	Value

Investment Companies: 100.52%

Affiliated Master Portfolios: 100.52%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$637,225,239
Wells Fargo Advantage Diversified Stock Portfolio	1,576,736,247
Wells Fargo Advantage Short-Term Investment Portfolio	91,808,967

Total Investment Companies (Cost $2,038,585,122)	2,305,770,453

Total investments in securities
(Cost $2,038,585,122) *	100.52%	2,305,770,453
Other assets and liabilities, net	(0.52)	(11,968,262)

Total net assets	100.00%	$2,293,802,191

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

TARGET 2035 FUND

Security name	Value

Investment Companies: 100.01%

Affiliated Master Portfolios: 100.01%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$197,321,889
Wells Fargo Advantage Diversified Stock Portfolio	891,005,382
Wells Fargo Advantage Short-Term Investment Portfolio	45,092,624

Total Investment Companies (Cost $1,003,239,426)	1,133,419,895

Total investments in securities
(Cost $1,003,239,426) *	100.01%	1,133,419,895
Other assets and liabilities, net	(0.01)	(167,976)

Total net assets	100.00%	$1,133,251,919

TARGET 2040 FUND

Security name	Value

Investment Companies: 100.10%

Affiliated Master Portfolios: 100.10%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$156,420,183
Wells Fargo Advantage Diversified Stock Portfolio	1,346,944,764
Wells Fargo Advantage Short-Term Investment Portfolio	62,250,455

Total Investment Companies (Cost $1,356,141,965)	1,565,615,402

Total investments in securities
(Cost $1,356,141,965) *	100.10%	1,565,615,402
Other assets and liabilities, net	(0.10)	(1,501,497)

Total net assets	100.00%	$1,564,113,905

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.89%

Affiliated Master Portfolios: 99.89%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$36,546,129
Wells Fargo Advantage Diversified Stock Portfolio	528,881,968
Wells Fargo Advantage Short-Term Investment Portfolio	23,405,546

Total Investment Companies (Cost $518,011,907)	588,833,643

Total investments in securities
(Cost $518,011,907) *	99.89%	588,833,643
Other assets and liabilities, net	0.11	628,476

Total net assets	100.00%	$589,462,119

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.99%

Affiliated Master Portfolios: 99.99%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$54,747,447
Wells Fargo Advantage Diversified Stock Portfolio	848,804,771
Wells Fargo Advantage Short-Term Investment Portfolio	37,400,777

Total Investment Companies (Cost $805,321,175)	940,952,995

Total investments in securities
(Cost $805,321,175) *	99.99%	940,952,995
Other assets and liabilities, net	0.01	101,649

Total net assets	100.00%	$941,054,644

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.63%

Affiliated Master Portfolios: 99.63%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$2,456,978
Wells Fargo Advantage Diversified Stock Portfolio	38,093,008
Wells Fargo Advantage Short-Term Investment Portfolio	1,678,487

Total Investment Companies (Cost $38,882,186)	42,228,473

Total investments in securities
(Cost $38,882,186) *	99.63%	42,228,473
Other assets and liabilities, net	0.37	156,787

Total net assets	100.00%	$42,385,260

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2013

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated investment companies, at value (see cost below)	$948,000,735	$839,842,497	$1,012,689,012	$2,579,056,483
Receivable for Fund shares sold	3,601,681	5,077,139	1,128,408	20,044,268
Receivable from adviser	0	0	0	0
Prepaid expenses and other assets	47,844	41,864	50,082	58,690

Total assets	951,650,260	844,961,500	1,013,867,502	2,599,159,441

Liabilities
Payable for Fund shares redeemed	4,437,708	7,729,720	2,261,582	28,377,502
Advisory fee payable	34,498	59,776	62,179	224,038
Distribution fees payable	2,911	2,105	N/A	2,961
Due to other related parties	120,359	104,614	139,789	308,524
Shareholder report expenses payable	21,839	20,992	18,284	31,750
Shareholder servicing fees payable	52,447	66,377	75,826	181,091
Accrued expenses and other liabilities	19,617	31,266	20,089	45,145

Total liabilities	4,689,379	8,014,850	2,577,749	29,171,011

Total net assets	$946,960,881	$836,946,650	$1,011,289,753	$2,569,988,430

NET ASSETS CONSIST OF
Paid-in capital	$893,209,226	$769,951,523	$940,673,243	$2,333,482,034
Undistributed net investment income	1,567,170	1,120,511	2,508,833	1,868,692
Accumulated net realized gains (losses) on investments	508,608	(4,790,379)	1,940,617	(5,646,501)
Net unrealized gains on investments	51,675,877	70,664,995	66,167,060	240,284,205

Total net assets	$946,960,881	$836,946,650	$1,011,289,753	$2,569,988,430

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$19,815,095	$36,461,862	$10,156	$74,719,959
Shares outstanding – Class A	1,827,538	2,741,461	1,003	5,141,751
Net asset value per share – Class A	$10.84	$13.30	$10.13	$14.53
Maximum offering price per share – Class A2	$11.50	$14.11	$10.75	$15.42
Net assets – Class B	$107,712	$341,473	N/A	$599,163
Shares outstanding – Class B	9,564	25,427	N/A	41,404
Net asset value per share – Class B	$11.26	$13.43	N/A	$14.47
Net assets – Class C	$4,945,373	$3,269,388	N/A	$4,514,387
Shares outstanding – Class C	445,940	242,459	N/A	311,543
Net asset value per share – Class C	$11.09	$13.48	N/A	$14.49
Net assets – Class R4	$3,072,654	$5,555,207	$2,613,906	$23,049,976
Share outstanding – Class R4	277,320	413,667	257,874	1,560,645
Net asset value per share – Class R4	$11.08	$13.43	$10.14	$14.77
Net assets – Administrator Class	$139,770,573	$241,044,577	$194,124,951	$688,260,829
Shares outstanding – Administrator Class	12,646,506	17,955,999	18,948,613	46,722,803
Net asset value per share – Administrator Class	$11.05	$13.42	$10.24	$14.73
Net assets – Institutional Class	$671,576,308	$486,113,053	$613,944,799	$1,605,031,566
Shares outstanding – Institutional Class	60,651,334	36,201,649	60,633,618	108,685,943
Net asset value per share – Institutional Class	$11.07	$13.43	$10.13	$14.77
Net assets – Investor Class	$107,673,166	$64,161,090	$200,595,941	$173,812,550
Shares outstanding – Investor Class	9,756,469	4,789,065	19,557,596	11,806,793
Net asset value per share – Investor Class	$11.04	$13.40	$10.26	$14.72

Investments in affiliated investment companies, at cost	$896,324,858	$769,177,502	$946,521,952	$2,338,772,278

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	31

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,230,802,816	$2,305,770,453	$1,133,419,895	$1,565,615,402	$588,833,643	$940,952,995	$42,228,473
1,527,542	20,199,272	1,225,832	13,881,439	1,107,920	6,957,832	301,815
0	0	0	0	0	0	7,578
57,741	61,176	55,996	71,202	54,461	61,459	42,796

2,232,388,099	2,326,030,901	1,134,701,723	1,579,568,043	589,996,024	947,972,286	42,580,662

1,394,978	31,543,179	1,078,543	14,973,976	329,878	6,670,738	164,770
153,468	202,282	79,042	143,252	31,856	76,197	0
N/A	2,276	N/A	2,730	N/A	10	N/A
293,606	273,884	170,210	190,403	91,085	101,953	4,250
23,327	18,777	13,988	17,916	16,786	17,678	13,708
123,957	151,922	92,110	106,172	50,137	34,169	1,111
21,367	36,390	15,911	19,689	14,163	16,897	11,563

2,010,703	32,228,710	1,449,804	15,454,138	533,905	6,917,642	195,402

$2,230,377,396	$2,293,802,191	$1,133,251,919	$1,564,113,905	$589,462,119	$941,054,644	$42,385,260

$1,993,831,316	$2,025,085,837	$998,298,427	$1,352,273,868	$515,996,828	$801,674,430	$38,898,745
1,647,730	1,918,206	646,114	295,314	342,407	232,622	50,530
7,928,736	(387,183)	4,126,909	2,071,286	2,301,148	3,515,772	89,698
226,969,614	267,185,331	130,180,469	209,473,437	70,821,736	135,631,820	3,346,287

$2,230,377,396	$2,293,802,191	$1,133,251,919	$1,564,113,905	$589,462,119	$941,054,644	$42,385,260

$158,793	$60,857,415	$40,878	$104,835,772	$12,946	$11,144	$13,530
15,954	3,974,945	4,093	6,196,126	1,273	1,146	1,241
$9.95	$15.31	$9.99	$16.92	$10.17	$9.72	$10.90
$10.56	$16.24	$10.60	$17.95	$10.79	$10.31	$11.57
N/A	$463,290	N/A	$746,543	N/A	N/A	N/A
N/A	30,729	N/A	46,148	N/A	N/A	N/A
N/A	$15.08	N/A	$16.18	N/A	N/A	N/A
N/A	$3,464,933	N/A	$4,040,184	N/A	$17,375	N/A
N/A	231,035	N/A	252,100	N/A	1,790	N/A
N/A	$15.00	N/A	$16.03	N/A	$9.71	N/A
$4,209,792	$19,567,800	$1,939,764	$13,651,119	$1,246,399	$6,538,134	$33,206
422,183	1,262,499	194,202	791,804	122,427	671,911	3,044
$9.97	$15.50	$9.99	$17.24	$10.18	$9.73	$10.91
$271,593,226	$572,734,781	$172,859,789	$360,567,395	$85,589,804	$141,212,042	$4,739,253
27,203,753	36,964,592	17,259,934	20,948,246	8,366,654	14,555,726	434,920
$9.98	$15.49	$10.02	$17.21	$10.23	$9.70	$10.90
$1,577,058,317	$1,478,162,650	$648,345,217	$993,527,698	$324,475,980	$754,087,998	$36,344,926
158,339,835	95,413,765	64,919,394	57,624,875	31,899,504	77,572,815	3,334,615
$9.96	$15.49	$9.99	$17.24	$10.17	$9.72	$10.90
$377,357,268	$158,551,322	$310,066,271	$86,745,194	$178,136,990	$39,187,951	$1,254,345
37,844,695	10,256,918	30,864,310	5,047,600	17,360,250	4,027,568	116,035
$9.97	$15.46	$10.05	$17.19	$10.26	$9.73	$10.81

$2,003,833,202	$2,038,585,122	$1,003,239,426	$1,356,141,965	$518,011,907	$805,321,175	$38,882,186

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—year ended February 28, 2013

	Target Today Fund	Target 2010 Fund		Target 2015 Fund		Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$19,390,748	$16,082,028		$14,136,785		$30,960,201
Dividends allocated from affiliated Master Portfolios**	3,315,719	4,168,113		6,447,555		24,010,922
Securities lending income allocated from affiliated Master Portfolios	127,152	157,500		240,665		889,609
Expenses allocated from affiliated Master Portfolios	(2,622,715)	(2,365,771)		(2,498,009)		(6,898,392)
Waivers allocated from affiliated Master Portfolios	176,212	177,681		218,348		692,767

Total investment income	20,387,116	18,219,551		18,545,344		49,655,107

Expenses
Advisory fee	2,339,361	2,072,058		2,134,792		5,309,992
Administration fees
Fund level	486,818	428,708		442,358		1,192,855
Class A	53,963	98,412		7	[1]	190,915
Class B	404	1,354		N/A		1,860
Class C	13,019	8,480		N/A		11,108
Class R4	13 [1]	38	[1]	102	[1]	243	[1]
Administrator Class	135,941	219,559		128,004		554,216
Institutional Class	561,518	427,188		455,640		1,277,665
Investor Class	353,354	200,040		601,300		500,663
Shareholder servicing fees
Class A	51,888	94,627		7	[1]	182,745
Class B	388	1,302		N/A		1,789
Class C	12,519	8,154		N/A		10,680
Class R4	17 [1]	48	[1]	128	[1]	304	[1]
Administrator Class	339,854	548,896		320,010		1,385,540
Investor Class	274,656	155,480		467,583		389,231
Distribution fees
Class B	1,164	3,906		N/A		5,366
Class C	37,555	24,462		N/A		32,041
Custody and accounting fees	36,526	32,401		33,516		91,063
Professional fees	16,837	18,984		21,904		19,173
Registration fees	121,571	69,221		88,250		126,549
Shareholder report expenses	40,935	24,438		28,313		76,781
Trustees’ fees and expenses	12,468	11,990		11,990		11,990
Other fees and expenses	18,155	35,087		22,475		42,908

Total expenses	4,908,924	4,484,833		4,756,379		11,415,677
Less: Fee waivers and/or expense reimbursements	(1,877,197)	(1,292,972)		(1,485,928)		(2,676,023)

Net expenses	3,031,727	3,191,861		3,270,451		8,739,654

Net investment income	17,355,389	15,027,690		15,274,893		40,915,453

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from securities transaction allocated from affiliated Master Portfolios	8,827,686	11,795,677		11,526,028		43,549,318
Net change in unrealized gains (losses) from securities transactions allocated from affiliated Master Portfolios	(1,397,551)	780,597		12,090,585		46,056,595

Net realized and unrealized gains on investments	7,430,135	12,576,274		23,616,613		89,605,913

Net increase in net assets resulting from operations	$24,785,524	$27,603,964		$38,891,506		$130,521,366

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$204,853	$169,930		$148,678		$ 325,064
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$147,641	$185,048		$278,626		$1,056,924

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund		Target 2030 Fund		Target 2035 Fund		Target 2040 Fund		Target 2045 Fund		Target 2050 Fund		Target 2055 Fund

$19,513,129		$14,136,971		$4,006,929		$3,501,009		$764,454		$1,362,885		$35,530
25,488,844		32,067,421		16,409,238		26,705,070		9,150,797		16,882,721		438,964
941,071		1,180,542		603,549		981,075		336,423		620,460		16,134
(5,872,577)		(6,236,500)		(2,855,386)		(4,293,035)		(1,438,108)		(2,622,748)		(70,479)
666,223		780,533		385,687		607,037		208,693		379,586		10,394

40,736,690		41,928,967		18,550,017		27,501,156		9,022,259		16,622,904		430,543

4,460,452		4,619,432		2,220,070		3,178,711		1,136,446		2,013,184		55,512

990,584		1,028,436		461,561		685,407		227,734		415,910		11,102
77	[1]	151,558		11	[1]	260,537		7	[1]	7	[1]	8	[1]
N/A		1,530		N/A		2,566		N/A		N/A		N/A
N/A		8,484		N/A		9,496		N/A		9	[1]	N/A
237	[1]	194	[1]	113	[1]	75	[1]	45	[1]	48	[1]	3	[1]
172,036		455,731		111,504		287,639		55,232		107,867		2,898
1,178,005		1,120,704		431,705		724,454		204,367		552,784		14,938
1,081,283		443,314		874,034		233,639		465,074		105,787		2,014

74	[1]	144,579		11	[1]	250,517		7	[1]	6	[1]	7	[1]
N/A		1,471		N/A		2,467		N/A		N/A		N/A
N/A		8,158		N/A		9,131		N/A		9	[1]	N/A
297	[1]	243	[1]	141	[1]	94	[1]	56	[1]	60	[1]	4	[1]
430,090		1,139,328		278,759		719,098		138,079		269,668		7,245
840,749		344,687		679,602		181,671		361,793		82,266		1,569

N/A		4,413		N/A		7,402		N/A		N/A		N/A
N/A		24,473		N/A		27,391		N/A		26	[1]	N/A
75,684		78,757		34,902		52,252		18,178		33,267		2,052
17,951		16,629		17,849		16,724		21,636		17,151		24,145
78,814		131,258		98,342		116,639		94,981		82,603		52,004
54,535		59,090		33,770		51,556		24,485		25,167		18,049
12,399		12,436		10,578		12,472		13,454		10,578		12,967
37,788		51,530		14,221		48,971		11,455		30,301		5,471

9,431,055		9,846,435		5,267,173		6,878,909		2,773,029		3,746,698		209,988
(2,750,108)		(2,304,783)		(1,431,691)		(1,561,268)		(847,328)		(1,150,982)		(141,878)

6,680,947		7,541,652		3,835,482		5,317,641		1,925,701		2,595,716		68,110

34,055,743		34,387,315		14,714,535		22,183,515		7,096,558		14,027,188		362,433

43,556,539		51,084,975		23,276,867		40,115,954		11,755,969		25,488,439		188,303

56,540,689		76,264,836		48,075,170		70,684,763		31,365,707		46,190,819		2,488,135

100,097,228		127,349,811		71,352,037		110,800,717		43,121,676		71,679,258		2,676,438

$134,152,971		$161,737,126		$86,066,572		$132,984,232		$50,218,234		$85,706,446		$3,038,871

$ 204,105		$ 146,837		$ 41,039		$ 34,885		$ 7,502		$13,107		$415

$1,119,072		$1,415,149		$710,998		$1,174,706		$391,056		$741,478		$17,497

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$17,355,389		$18,103,832
Net realized gains on investments			8,827,686		8,341,557
Net change in unrealized gains (losses) on investments			(1,397,551)		24,384,374

Net increase in net assets resulting from operations			24,785,524		50,829,763

Distributions to shareholders from
Net investment income
Class A			(321,733)		(441,335)
Class B			(358)		(4,159)
Class C			(40,336)		(64,594)
Class R4			(61)[1]		N/A
Administrator Class			(2,355,581)		(2,169,932)
Institutional Class			(14,527,602)		(15,982,869)
Investor Class			(1,858,205)		(2,025,777)
Net realized gains
Class A			(154,377)		(104,048)
Class B			(877)		(1,566)
Class C			(37,183)		(20,300)
Class R4			(74)[1]		N/A
Administrator Class			(1,058,581)		(576,823)
Institutional Class			(5,283,215)		(3,244,184)
Investor Class			(835,997)		(491,552)

Total distributions to shareholders			(26,474,180)		(25,127,139)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	63,600		692,912	168,406	1,795,452
Class B	0		0	2,245	24,943
Class C	22,951		256,259	45,022	493,549
Class R4	277,717	[1]	3,076,488 [1]	N/A	N/A
Administrator Class	7,039,787		78,017,646	7,057,884	76,983,266
Institutional Class	18,480,809		205,991,533	24,106,220	262,973,342
Investor Class	2,923,608		32,433,831	3,935,267	42,864,180

			320,468,669		385,134,732

Reinvestment of distributions
Class A	42,508		466,257	49,084	521,304
Class B	108		1,220	478	5,247
Class C	6,682		74,902	6,518	70,790
Class R4	12	[1]	135 [1]	N/A	N/A
Administrator Class	304,924		3,406,458	252,838	2,732,704
Institutional Class	1,764,804		19,755,544	1,771,367	19,181,020
Investor Class	241,112		2,690,763	231,752	2,503,548

			26,395,279		25,014,613

Please see footnote on page 35.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	35

	Target Today Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(287,663)	$(3,131,966)	(374,359)	$(3,998,157)
Class B	(12,124)	(136,548)	(60,772)	(665,251)
Class C	(42,883)	(477,586)	(112,210)	(1,222,396)
Class R4	(409)[1]	(4,517)[1]	N/A	N/A
Administrator Class	(5,710,124)	(63,462,509)	(3,480,359)	(37,943,656)
Institutional Class	(22,790,061)	(253,436,313)	(16,593,030)	(181,239,502)
Investor Class	(3,160,103)	(35,038,740)	(2,497,613)	(27,176,832)

		(355,688,179)		(252,245,794)

Net increase (decrease) in net assets resulting from capital share transactions		(8,824,231)		157,903,551

Total increase (decrease) in net assets		(10,512,887)		183,606,175

Net assets
Beginning of period		957,473,768		773,867,593

End of period		$946,960,881		$957,473,768

Undistributed net investment income		$1,567,170		$2,882,794

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$15,027,690		$16,483,214
Net realized gains on investments			11,795,677		15,053,302
Net change in unrealized gains (losses) on investments			780,597		12,894,935

Net increase in net assets resulting from operations			27,603,964		44,431,451

Distributions to shareholders from
Net investment income
Class A			(594,685)		(749,683)
Class B			(3,387)		(7,890)
Class C			(25,912)		(34,986)
Class R4			(61)[1]		N/A
Administrator Class			(3,973,083)		(3,902,589)
Institutional Class			(10,958,809)		(12,535,694)
Investor Class			(1,048,473)		(1,101,774)
Net realized gains
Class A			(368,590)		0
Class B			(4,217)		0
Class C			(32,260)		0
Class R4			(98)[1]		N/A
Administrator Class			(2,392,903)		0
Institutional Class			(5,171,202)		0
Investor Class			(642,256)		0

Total distributions to shareholders			(25,215,936)		(18,332,616)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	165,044		2,196,018	280,753	3,633,637
Class B	4,777		64,214	17,300	225,174
Class C	40,913		552,939	53,291	701,285
Class R4	414,199	[1]	5,561,301 [1]	N/A	N/A
Administrator Class	9,039,416		121,170,354	4,708,663	61,663,211
Institutional Class	12,353,408		165,606,950	18,322,991	239,627,102
Investor Class	1,240,924		16,626,716	1,306,415	17,057,568

			311,778,492		322,907,977

Reinvestment of distributions
Class A	70,513		933,818	55,380	711,007
Class B	557		7,448	541	6,994
Class C	4,244		57,073	2,538	33,021
Class R4	12	[1]	159 [1]	N/A	N/A
Administrator Class	476,524		6,365,986	301,246	3,902,521
Institutional Class	1,201,403		16,044,625	962,393	12,460,453
Investor Class	126,647		1,689,506	84,570	1,093,167

			25,098,615		18,207,163

Please see footnote on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target 2010 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(486,970)	$(6,467,966)	(657,988)	$(8,540,611)
Class B	(35,838)	(479,943)	(81,141)	(1,052,552)
Class C	(49,943)	(672,428)	(47,676)	(623,957)
Class R4	(544)[1]	(7,286)[1]	N/A	N/A
Administrator Class	(5,820,002)	(78,023,256)	(5,545,086)	(72,609,821)
Institutional Class	(19,434,373)	(260,323,913)	(12,306,521)	(161,054,673)
Investor Class	(1,202,580)	(16,078,133)	(910,036)	(11,906,175)

		(362,052,925)		(255,787,789)

Net increase (decrease) in net assets resulting from capital share transactions		(25,175,818)		85,327,351

Total increase (decrease) in net assets		(22,787,790)		111,426,186

Net assets
Beginning of period		859,734,440		748,308,254

End of period		$836,946,650		$859,734,440

Undistributed net investment income		$1,120,511		$2,343,198

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

Operations
Net investment income		$15,274,893		$12,922,382
Net realized gains on investments		11,526,028		9,565,632
Net change in unrealized gains (losses) on investments		12,090,585		12,592,961

Net increase in net assets resulting from operations		38,891,506		35,080,975

Distributions to shareholders from
Net investment income
Class A		(43)[1]		N/A
Class R4		(379)[1]		N/A
Administrator Class		(1,933,645)		(1,259,319)
Institutional Class		(11,309,027)		(9,219,251)
Investor Class		(2,948,629)		(2,530,897)
Net realized gains
Class A		(95)[1]		N/A
Class R4		(95)[1]		N/A
Administrator Class		(1,823,104)		(873,622)
Institutional Class		(5,605,211)		(5,124,567)
Investor Class		(1,880,706)		(1,675,940)

Total distributions to shareholders		(25,500,934)		(20,683,596)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,272 [1]	12,839 [1]	N/A	N/A
Class R4	257,842 [1]	2,611,252 [1]	N/A	N/A
Administrator Class	14,585,073	148,374,875	4,158,920	41,140,441
Institutional Class	20,723,264	207,091,778	25,474,990	249,645,896
Investor Class	6,478,844	65,397,900	4,599,362	45,636,076

		423,488,644		336,422,413

Reinvestment of distributions
Class A	14 [1]	138 [1]	N/A	N/A
Class R4	47 [1]	474 [1]	N/A	N/A
Administrator Class	371,603	3,752,302	218,572	2,127,967
Institutional Class	1,675,917	16,686,363	1,475,197	14,201,227
Investor Class	478,155	4,824,212	430,496	4,198,009

		25,263,489		20,527,203

Payment for shares redeemed
Class A	(283)[1]	(2,861)[1]	N/A	N/A
Class R4	(15)[1]	(151)[1]	N/A	N/A
Administrator Class	(4,401,358)	(44,568,964)	(2,155,246)	(21,400,770)
Institutional Class	(15,499,959)	(154,774,156)	(12,673,556)	(124,251,499)
Investor Class	(3,796,125)	(38,492,766)	(2,991,375)	(29,703,618)

		(237,838,898)		(175,355,887)

Net increase in net assets resulting from capital share transactions		210,913,235		181,593,729

Total increase in net assets		224,303,807		195,991,108

Net assets
Beginning of period		786,985,946		590,994,838

End of period		$1,011,289,753		$786,985,946

Undistributed net investment income		$2,508,833		$3,110,203

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2020 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$40,915,453		$37,174,931
Net realized gains on investments			43,549,318		38,699,684
Net change in unrealized gains (losses) on investments			46,056,595		15,315,986

Net increase in net assets resulting from operations			130,521,366		91,190,601

Distributions to shareholders from
Net investment income
Class A			(1,071,901)		(1,191,172)
Class B			(3,728)		(7,738)
Class C			(29,553)		(37,169)
Class R4			(58)[1]		N/A
Administrator Class			(8,942,278)		(7,776,737)
Institutional Class			(31,070,105)		(29,700,520)
Investor Class			(2,419,639)		(2,184,199)
Net realized gains
Class A			(1,045,484)		(183,633)
Class B			(8,767)		(2,784)
Class C			(60,463)		(9,530)
Class R4			(142)[1]		N/A
Administrator Class			(9,447,970)		(1,157,006)
Institutional Class			(23,446,472)		(3,724,974)
Investor Class			(2,341,735)		(343,302)

Total distributions to shareholders			(79,888,295)		(46,318,764)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	329,845		4,709,904	631,870	8,829,853
Class B	1,944		27,644	2,115	29,728
Class C	62,306		888,704	102,609	1,403,302
Class R4	1,560,865	[1]	23,055,016 [1]	N/A	N/A
Administrator Class	24,070,147		348,885,232	10,928,563	153,132,354
Institutional Class	37,153,071		538,265,495	36,774,730	519,301,696
Investor Class	3,771,215		54,413,988	3,144,337	43,997,341

			970,245,983		726,694,274

Reinvestment of distributions
Class A	145,585		2,059,726	97,188	1,316,845
Class B	841		11,900	714	9,568
Class C	5,874		83,108	2,878	38,879
Class R4	14	[1]	200 [1]	N/A	N/A
Administrator Class	1,280,652		18,387,194	650,425	8,931,789
Institutional Class	3,764,300		54,077,367	2,412,837	33,191,509
Investor Class	331,490		4,753,422	183,756	2,520,636

			79,372,917		46,009,226

Please see footnote on page 40.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(594,708)	$(8,454,509)	(1,037,096)	$(14,293,065)
Class B	(35,385)	(499,806)	(104,146)	(1,436,578)
Class C	(80,463)	(1,145,036)	(63,273)	(871,300)
Class R4	(234)[1]	(3,453)[1]	N/A	N/A
Administrator Class	(11,075,310)	(159,657,394)	(10,171,608)	(142,872,859)
Institutional Class	(38,650,979)	(560,787,795)	(20,894,664)	(292,952,998)
Investor Class	(2,309,366)	(33,335,679)	(1,748,805)	(24,522,722)

		(763,883,672)		(476,949,522)

Net increase in net assets resulting from capital share transactions		285,735,228		295,753,978

Total increase in net assets		336,368,299		340,625,815

Net assets
Beginning of period		2,233,620,131		1,892,994,316

End of period		$2,569,988,430		$2,233,620,131

Undistributed net investment income		$1,868,692		$4,466,528

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2025 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$34,055,743		$29,423,935
Net realized gains on investments			43,556,539		48,010,089
Net change in unrealized gains (losses) on investments			56,540,689		(12,306,697)

Net increase in net assets resulting from operations			134,152,971		65,127,327

Distributions to shareholders from
Net investment income
Class A			(519)[1]		N/A
Class R4			(3,908)[1]		N/A
Administrator Class			(2,637,386)		(1,438,716)
Institutional Class			(27,866,348)		(25,612,058)
Investor Class			(5,088,124)		(4,071,328)
Net realized gains
Class A			(205)[1]		N/A
Class R4			(205)[1]		N/A
Administrator Class			(5,219,644)		(2,443,165)
Institutional Class			(30,643,103)		(32,907,519)
Investor Class			(7,317,694)		(6,747,046)

Total distributions to shareholders			(78,777,136)		(73,219,832)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	15,879	[1]	154,372 [1]	N/A	N/A
Class R4	421,779	[1]	4,187,953 [1]	N/A	N/A
Administrator Class	19,516,001		190,832,143	6,405,861	61,633,506
Institutional Class	32,419,485		314,910,633	34,405,149	330,935,765
Investor Class	12,018,876		116,455,162	8,333,284	79,658,298

			626,540,263		472,227,569

Reinvestment of distributions
Class A	75	[1]	724 [1]	N/A	N/A
Class R4	425	[1]	4,113 [1]	N/A	N/A
Administrator Class	812,740		7,857,030	423,018	3,881,881
Institutional Class	6,019,953		57,915,522	6,351,544	58,229,396
Investor Class	1,286,918		12,401,360	1,177,391	10,792,589

			78,178,749		72,903,866

Payment for shares redeemed
Class R4	(21)[1]		(212)[1]	N/A	N/A
Administrator Class	(4,595,643)		(44,744,611)	(2,449,180)	(23,720,760)
Institutional Class	(27,493,757)		(266,378,900)	(25,183,744)	(240,890,064)
Investor Class	(6,366,217)		(61,820,115)	(4,786,211)	(45,849,039)

			(372,943,838)		(310,459,863)

Net increase in net assets resulting from capital share transactions			331,775,174		234,671,572

Total increase in net assets			387,151,009		226,579,067

Net assets
Beginning of period			1,843,226,387		1,616,647,320

End of period			$2,230,377,396		$1,843,226,387

Undistributed net investment income			$1,647,730		$2,819,893

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$34,387,315		$27,115,516
Net realized gains on investments			51,084,975		34,051,829
Net change in unrealized gains (losses) on investments			76,264,836		(9,847,187)

Net increase in net assets resulting from operations			161,737,126		51,320,158

Distributions to shareholders from
Net investment income
Class A			(786,980)		(772,673)
Class B			(2,485)		(4,327)
Class C			(22,073)		(26,667)
Class R4			(2,946)[1]		N/A
Administrator Class			(6,888,111)		(5,246,485)
Institutional Class			(25,719,210)		(20,783,811)
Investor Class			(2,033,642)		(1,460,166)
Net realized gains
Class A			(1,066,529)		(750,613)
Class B			(8,894)		(11,291)
Class C			(61,502)		(31,621)
Class R4			(183)[1]		N/A
Administrator Class			(9,524,962)		(4,884,346)
Institutional Class			(26,266,204)		(16,233,953)
Investor Class			(2,705,180)		(1,489,261)

Total distributions to shareholders			(75,088,901)		(51,695,214)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	302,755		4,482,710	485,942	7,057,216
Class B	3,825		55,090	4,456	61,365
Class C	63,992		917,870	57,591	820,045
Class R4	1,262,807	[1]	19,556,680 [1]	N/A	N/A
Administrator Class	17,426,314		259,894,518	9,685,806	140,322,433
Institutional Class	35,797,688		534,158,018	33,363,352	486,113,377
Investor Class	3,515,921		51,926,782	2,858,201	41,223,052

			870,991,668		675,597,488

Reinvestment of distributions
Class A	122,797		1,788,342	106,044	1,454,839
Class B	785		11,303	1,090	14,627
Class C	5,652		80,855	3,326	44,636
Class R4	210	[1]	3,129 [1]	N/A	N/A
Administrator Class	1,113,138		16,412,238	729,253	10,130,072
Institutional Class	3,489,626		51,336,009	2,640,535	36,665,586
Investor Class	321,639		4,730,438	212,158	2,937,640

			74,362,314		51,247,400

Please see footnote on page 43.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2030 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(528,296)	$(7,728,905)	(715,433)	$(10,355,181)
Class B	(34,078)	(492,590)	(80,331)	(1,134,786)
Class C	(54,533)	(792,054)	(13,965)	(194,454)
Class R4	(518)[1]	(7,932)[1]	N/A	N/A
Administrator Class	(8,074,933)	(119,452,084)	(8,876,276)	(128,685,126)
Institutional Class	(33,485,582)	(500,183,383)	(16,386,961)	(235,278,754)
Investor Class	(1,926,285)	(28,563,235)	(1,363,828)	(19,737,382)

		(657,220,183)		(395,385,683)

Net increase in net assets resulting from capital share transactions		288,133,799		331,459,205

Total increase in net assets		374,782,024		331,084,149

Net assets
Beginning of period		1,919,020,167		1,587,936,018

End of period		$2,293,802,191		$1,919,020,167

Undistributed net investment income		$1,918,206		$2,105,094

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$14,714,535		$9,638,691
Net realized gains on investments			23,276,867		8,246,970
Net change in unrealized gains (losses) on investments			48,075,170		1,151,064

Net increase in net assets resulting from operations			86,066,572		19,036,725

Distributions to shareholders from
Net investment income
Class A			(51)[1]		N/A
Class R4			(1,834)[1]		N/A
Administrator Class			(1,596,356)		(750,692)
Institutional Class			(9,519,749)		(5,781,114)
Investor Class			(3,759,388)		(2,433,324)
Net realized gains
Class A			(167)[1]		N/A
Class R4			(166)[1]		N/A
Administrator Class			(2,600,261)		(1,031,832)
Institutional Class			(9,360,585)		(6,258,998)
Investor Class			(4,764,386)		(3,315,052)

Total distributions to shareholders			(31,602,943)		(19,571,012)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	4,070	[1]	40,227 [1]	N/A	N/A
Class R4	194,054	[1]	1,924,576 [1]	N/A	N/A
Administrator Class	11,297,943		107,783,915	4,970,249	46,433,738
Institutional Class	23,074,176		220,013,785	23,050,944	213,557,274
Investor Class	9,776,037		93,112,002	7,187,781	66,379,605

			422,874,505		326,370,617

Reinvestment of distributions
Class A	23	[1]	218 [1]	N/A	N/A
Class R4	210	[1]	2,000 [1]	N/A	N/A
Administrator Class	442,836		4,196,617	203,344	1,782,524
Institutional Class	1,951,996		18,400,439	1,361,889	11,893,990
Investor Class	897,922		8,514,428	652,519	5,739,759

			31,113,702		19,416,273

Payment for shares redeemed
Class R4	(62)[1]		(608)[1]	N/A	N/A
Administrator Class	(2,565,380)		(24,455,246)	(2,295,179)	(21,785,589)
Institutional Class	(10,819,952)		(102,309,649)	(8,919,127)	(82,073,140)
Investor Class	(5,357,439)		(51,395,479)	(3,417,772)	(31,600,228)

			(178,160,982)		(135,458,957)

Net increase in net assets resulting from capital share transactions			275,827,225		210,327,933

Total increase in net assets			330,290,854		209,793,646

Net assets
Beginning of period			802,961,065		593,167,419

End of period			$1,133,251,919		$802,961,065

Undistributed net investment income			$646,114		$763,612

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2040 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$22,183,515		$15,964,547
Net realized gains on investments			40,115,954		23,556,443
Net change in unrealized gains (losses) on investments			70,684,763		(20,260,995)

Net increase in net assets resulting from operations			132,984,232		19,259,995

Distributions to shareholders from
Net investment income
Class A			(1,293,739)		(1,102,225)
Class B			(3,589)		(6,776)
Class C			(24,991)		(22,294)
Class R4			(219)[1]		N/A
Administrator Class			(4,105,996)		(2,941,627)
Institutional Class			(16,032,793)		(11,077,151)
Investor Class			(1,014,788)		(609,439)
Net realized gains
Class A			(2,102,406)		(1,674,412)
Class B			(16,813)		(26,426)
Class C			(81,315)		(55,987)
Class R4			(208)[1]		N/A
Administrator Class			(6,677,051)		(3,924,109)
Institutional Class			(19,867,672)		(12,787,455)
Investor Class			(1,625,735)		(962,543)

Total distributions to shareholders			(52,847,315)		(35,190,444)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	253,575		4,079,217	385,565	6,150,436
Class B	2,372		36,754	1,770	27,341
Class C	67,473		1,030,184	72,352	1,091,671
Class R4	791,914	[1]	13,657,635 [1]	N/A	N/A
Administrator Class	10,013,966		163,429,523	6,594,449	104,747,908
Institutional Class	25,292,999		412,799,287	21,402,909	340,971,459
Investor Class	1,859,878		30,105,810	1,494,557	23,650,060

			625,138,410		476,638,875

Reinvestment of distributions
Class A	211,285		3,343,658	183,673	2,704,479
Class B	1,319		20,090	2,158	30,135
Class C	6,676		100,526	4,938	68,820
Class R4	26	[1]	427 [1]	N/A	N/A
Administrator Class	669,574		10,782,361	457,843	6,865,179
Institutional Class	2,189,946		35,252,143	1,579,969	23,701,715
Investor Class	164,040		2,638,230	105,078	1,569,513

			52,137,435		34,939,841

Please see footnote on page 46.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Year ended February 28, 2013		Year ended February 29, 2012

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(730,016)	$(11,663,123)	(1,028,279)	$(16,153,396)
Class B	(59,374)	(908,326)	(84,812)	(1,286,454)
Class C	(59,504)	(899,762)	(34,593)	(493,456)
Class R4	(136)[1]	(2,311)[1]	N/A	N/A
Administrator Class	(5,424,860)	(87,493,205)	(6,992,963)	(110,429,417)
Institutional Class	(21,580,034)	(353,638,635)	(10,482,716)	(165,305,790)
Investor Class	(926,182)	(15,050,610)	(587,489)	(9,252,261)

		(469,655,972)		(302,920,774)

Net increase in net assets resulting from capital share transactions		207,619,873		208,657,942

Total increase in net assets		287,756,790		192,727,493

Net assets
Beginning of period		1,276,357,115		1,083,629,622

End of period		$1,564,113,905		$1,276,357,115

Undistributed net investment income		$295,314		$588,573

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2045 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$7,096,558		$4,027,377
Net realized gains on investments			11,755,969		20,438
Net change in unrealized gains (losses) on investments			31,365,707		3,769,925

Net increase in net assets resulting from operations			50,218,234		7,817,740

Distributions to shareholders from
Net investment income
Class A			(50)[1]		N/A
Class R4			(53)[1]		N/A
Administrator Class			(715,251)		(334,860)
Institutional Class			(4,502,927)		(2,238,426)
Investor Class			(1,818,785)		(952,893)
Net realized gains
Class A			(131)[1]		N/A
Class R4			(131)[1]		N/A
Administrator Class			(967,031)		(172,327)
Institutional Class			(3,554,148)		(917,408)
Investor Class			(2,107,202)		(498,858)

Total distributions to shareholders			(13,665,709)		(5,114,772)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,254	[1]	12,184 [1]	N/A	N/A
Class R4	122,408	[1]	1,249,149 [1]	N/A	N/A
Administrator Class	5,563,085		53,625,273	2,311,584	21,505,695
Institutional Class	14,952,130		143,325,379	12,521,284	114,806,260
Investor Class	8,018,716		76,275,977	4,874,575	45,030,944

			274,487,962		181,342,899

Reinvestment of distributions
Class A	19	[1]	181 [1]	N/A	N/A
Class R4	19	[1]	184 [1]	N/A	N/A
Administrator Class	175,554		1,682,282	58,104	507,143
Institutional Class	838,463		7,938,593	361,910	3,140,564
Investor Class	409,148		3,927,887	165,575	1,451,257

			13,549,127		5,098,964

Payment for shares redeemed
Administrator Class	(1,540,011)		(14,868,581)	(1,068,069)	(10,147,921)
Institutional Class	(6,415,685)		(60,996,739)	(5,108,831)	(46,290,482)
Investor Class	(3,083,641)		(29,838,881)	(1,782,836)	(16,578,656)

			(105,704,201)		(73,017,059)

Net increase in net assets resulting from capital share transactions			182,332,888		113,424,804

Total increase in net assets			218,885,413		116,127,772

Net assets
Beginning of period			370,576,706		254,448,934

End of period			$589,462,119		$370,576,706

Undistributed net investment income			$342,407		$288,543

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Year ended February 28, 2013			Year ended February 29, 2012

Operations
Net investment income			$14,027,188		$10,070,892
Net realized gains on investments			25,488,439		16,964,872
Net change in unrealized gains (losses) on investments			46,190,819		(14,861,405)

Net increase in net assets resulting from operations			85,706,446		12,174,359

Distributions to shareholders from
Net investment income
Class A			(51)[1]		N/A
Class C			(44)[1]		N/A
Class R4			(196)[1]		N/A
Administrator Class			(1,533,534)		(784,638)
Institutional Class			(12,251,668)		(7,793,105)
Investor Class			(448,865)		(255,238)
Net realized gains
Class A			(219)[1]		N/A
Class C			(219)[1]		N/A
Class R4			(219)[1]		N/A
Administrator Class			(2,685,304)		(2,209,078)
Institutional Class			(15,938,589)		(16,622,909)
Investor Class			(770,780)		(721,604)

Total distributions to shareholders			(33,629,688)		(28,386,572)

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,117	[1]	10,400 [1]	N/A	N/A
Class C	1,761	[1]	16,484 [1]	N/A	N/A
Class R4	672,052	[1]	6,542,199 [1]	N/A	N/A
Administrator Class	8,006,587		73,473,819	5,831,652	52,243,078
Institutional Class	30,336,003		278,388,970	26,532,137	238,408,872
Investor Class	1,471,478		13,332,753	1,089,520	9,835,817

			371,764,625		300,487,767

Reinvestment of distributions
Class A	29	[1]	270 [1]	N/A	N/A
Class C	29	[1]	263 [1]	N/A	N/A
Class R4	45	[1]	415 [1]	N/A	N/A
Administrator Class	464,152		4,218,754	357,859	2,993,632
Institutional Class	3,069,740		27,932,460	2,897,951	24,322,029
Investor Class	133,355		1,215,453	115,833	971,812

			33,367,615		28,287,473

Payment for shares redeemed
Class R4	(186)[1]		(1,812)[1]	N/A	N/A
Administrator Class	(3,712,040)		(34,038,494)	(3,719,855)	(33,304,448)
Institutional Class	(26,622,210)		(245,706,150)	(17,696,508)	(157,973,765)
Investor Class	(684,205)		(6,315,223)	(703,054)	(6,386,504)

			(286,061,679)		(197,664,717)

Net increase in net assets resulting from capital share transactions			119,070,561		131,110,523

Total increase in net assets			171,147,319		114,898,310

Net assets
Beginning of period			769,907,325		655,009,015

End of period			$941,054,644		$769,907,325

Undistributed net investment income			$232,622		$457,879

1.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2055 Fund
	Year ended February 28, 2013			Year ended February 29, 2012[1]

Operations
Net investment income			$362,433		$26,081
Net realized gains (losses) on investments			188,303		(95,617)
Net change in unrealized gains (losses) on investments			2,488,135		858,152

Net increase in net assets resulting from operations			3,038,871		788,616

Distributions to shareholders from
Net investment income
Class A			(40)[2]		N/A
Class R4			(42)[2]		N/A
Administrator Class			(31,579)		0
Institutional Class			(296,520)		0
Investor Class			(9,991)		0

Total distributions to shareholders			(338,172)		0

	Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	1,237	[2]	12,709 [2]	N/A	N/A
Class R4	3,040	[2]	32,517 [2]	N/A	N/A
Administrator Class	401,534		4,105,795	194,786	1,768,579
Institutional Class	4,176,528		42,583,989	1,009,100	9,505,271
Investor Class	145,817		1,485,321	41,455	396,905

			48,220,331		11,670,755

Reinvestment of distributions
Class A	4	[2]	40 [2]	N/A	N/A
Class R4	4	[2]	42 [2]	N/A	N/A
Administrator Class	3,158		31,579	0	0
Institutional Class	29,858		296,174	0	0
Investor Class	1,020		9,939	0	0

			337,774		0

Payment for shares redeemed
Administrator Class	(148,125)		(1,495,508)	(16,433)	(160,556)
Institutional Class	(1,761,054)		(17,810,369)	(119,817)	(1,132,852)
Investor Class	(56,303)		(581,384)	(15,954)	(152,246)

			(19,887,261)		(1,445,654)

Net increase in net assets resulting from capital share transactions			28,670,844		10,225,101

Total increase in net assets			31,371,543		11,013,717

Net assets
Beginning of period			11,013,717		0

End of period			$42,385,260		$11,013,717

Undistributed net investment income			$50,530		$26,311

1.	For the eight months ended February 29, 2012. The Fund commenced operations on June 30, 2011.

2.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target Today Fund
Class A
March 1, 2012 to February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)
March 1, 2011 to February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)
March 1, 2010 to February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00
March 1, 2009 to February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00
March 1, 2008 to February 28, 2009	$10.10	0.26	[4]	(1.15)	(0.29)	(0.06)
Class B
March 1, 2012 to February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)
March 1, 2011 to February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)
March 1, 2010 to February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00
March 1, 2009 to February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.33	0.19	[4]	(1.17)	(0.21)	(0.06)
Class C
March 1, 2012 to February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)
March 1, 2011 to February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)
March 1, 2010 to February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00
March 1, 2009 to February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00
March 1, 2008 to February 28, 2009	$10.30	0.19	[4]	(1.18)	(0.21)	(0.06)
Class R4
November 30, 2012[6] to February 28, 2013	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)
Administrator Class
March 1, 2012 to February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)
March 1, 2011 to February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.29	[4]	(1.17)	(0.32)	(0.06)
Institutional Class
March 1, 2012 to February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)
March 1, 2011 to February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)
March 1, 2010 to February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00
March 1, 2009 to February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00
March 1, 2008 to February 28, 2009	$10.29	0.32	[4]	(1.18)	(0.34)	(0.06)
Investor Class
March 1, 2012 to February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)
March 1, 2011 to February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)
March 1, 2010 to February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00
March 1, 2008 to February 28, 2009	$10.28	0.28	[4]	(1.17)	(0.32)	(0.06)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	51

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$10.84	1.39%	1.08%	0.96%	2.15%	39%	$19,815
$10.86	1.69%	1.08%	0.96%	5.47%	46%	$21,822
$10.56	1.82%	1.10%	0.97%	7.56%	51%	$22,862
$10.04	2.29%	1.24%	1.13%	16.13%	91%	$22,145
$8.86	2.71%	1.27%	1.15%	(9.06)%	45%	$20,151

$11.26	0.66%	1.82%	1.71%	1.39%	39%	$108
$11.22	0.97%	1.82%	1.70%	4.73%	46%	$242
$10.87	1.08%	1.85%	1.72%	6.78%	51%	$865
$10.31	1.58%	2.00%	1.89%	15.23%	91%	$2,155
$9.08	1.96%	2.02%	1.90%	(9.73)%	45%	$3,563

$11.09	0.64%	1.83%	1.71%	1.36%	39%	$4,945
$11.11	0.94%	1.83%	1.71%	4.81%	46%	$5,100
$10.78	1.07%	1.85%	1.72%	6.69%	51%	$5,605
$10.25	1.56%	1.93%	1.82%	15.30%	91%	$5,498
$9.04	1.97%	2.01%	1.90%	(9.80)%	45%	$4,741

$11.08	2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

$11.05	1.54%	0.92%	0.80%	2.29%	39%	$139,771
$11.07	1.84%	0.92%	0.80%	5.74%	46%	$121,886
$10.75	1.99%	0.93%	0.80%	7.70%	51%	$77,216
$10.19	2.53%	1.00%	0.82%	16.30%	91%	$63,796
$9.03	3.02%	1.09%	0.85%	(8.80)%	45%	$43,072

$11.07	1.90%	0.65%	0.45%	2.63%	39%	$671,576
$11.09	2.20%	0.65%	0.45%	6.09%	46%	$700,645
$10.77	2.31%	0.66%	0.45%	8.14%	51%	$580,536
$10.24	2.73%	0.72%	0.53%	16.67%	91%	$254,513
$9.03	3.26%	0.82%	0.62%	(8.60)%	45%	$76,391

$11.04	1.48%	1.14%	0.86%	2.32%	39%	$107,673
$11.05	1.79%	1.15%	0.86%	5.59%	46%	$107,779
$10.74	1.91%	1.18%	0.86%	7.72%	51%	$86,784
$10.21	2.41%	1.28%	0.89%	16.33%	91%	$39,395
$9.01	2.97%	1.37%	0.91%	(8.93)%	45%	$12,397

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2010 Fund
Class A
March 1, 2012 to February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)
March 1, 2011 to February 29, 2012	$12.86	0.21	[4]	0.43	(0.24)	0.00
March 1, 2010 to February 28, 2011	$12.04	0.22	[4]	0.88	(0.28)	0.00
March 1, 2009 to February 28, 2010	$10.15	0.25	[4]	1.93	(0.29)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.71	0.31	[4]	(2.42)	(0.35)	(0.10)
Class B
March 1, 2012 to February 28, 2013	$13.37	0.09	[4]	0.19	(0.09)	(0.13)
March 1, 2011 to February 29, 2012	$12.93	0.12	[4]	0.44	(0.12)	0.00
March 1, 2010 to February 28, 2011	$12.10	0.12	[4]	0.88	(0.17)	0.00
March 1, 2009 to February 28, 2010	$10.18	0.17	[4]	1.93	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.73	0.22	[4]	(2.42)	(0.25)	(0.10)
Class C
March 1, 2012 to February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)
March 1, 2011 to February 29, 2012	$13.03	0.12	[4]	0.43	(0.14)	0.00
March 1, 2010 to February 28, 2011	$12.19	0.12	[4]	0.91	(0.19)	0.00
March 1, 2009 to February 28, 2010	$10.27	0.16	[4]	1.96	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.85	0.22	[4]	(2.45)	(0.25)	(0.10)
Class R4
November 30, 2012[6] to February 28, 2013	$13.56	0.08		0.00	(0.08)	(0.13)
Administrator Class
March 1, 2012 to February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.24		0.43	(0.26)	0.00
March 1, 2010 to February 28, 2011	$12.14	0.24		0.89	(0.30)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.27	[4]	1.95	(0.32)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.82	0.34	[4]	(2.44)	(0.38)	(0.10)
Institutional Class
March 1, 2012 to February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)
March 1, 2011 to February 29, 2012	$12.97	0.28		0.45	(0.31)	0.00
March 1, 2010 to February 28, 2011	$12.15	0.28		0.88	(0.34)	0.00
March 1, 2009 to February 28, 2010	$10.24	0.31	[4]	1.95	(0.35)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.81	0.37	[4]	(2.43)	(0.41)	(0.10)
Investor Class
March 1, 2012 to February 28, 2013	$13.36	0.20		0.19	(0.22)	(0.13)
March 1, 2011 to February 29, 2012	$12.95	0.23		0.43	(0.25)	0.00
March 1, 2010 to February 28, 2011	$12.12	0.22	[4]	0.90	(0.29)	0.00
March 1, 2009 to February 28, 2010	$10.22	0.27	[4]	1.94	(0.31)	(0.00)[5]
March 1, 2008 to February 28, 2009	$12.80	0.33	[4]	(2.43)	(0.38)	(0.10)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	53

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$13.30	1.39%	1.08%	0.99%	2.92%	37%	$36,462
$13.26	1.63%	1.08%	0.99%	5.05%	43%	$39,691
$12.86	1.72%	1.10%	1.00%	9.24%	47%	$42,615
$12.04	2.16%	1.16%	1.10%	21.64%	86%	$42,316
$10.15	2.62%	1.25%	1.18%	(16.98)%	43%	$39,175

$13.43	0.67%	1.83%	1.74%	2.12%	37%	$341
$13.37	0.90%	1.83%	1.74%	4.35%	43%	$748
$12.93	0.98%	1.85%	1.75%	8.45%	47%	$1,542
$12.10	1.45%	1.92%	1.86%	20.69%	86%	$2,716
$10.18	1.87%	2.00%	1.93%	(17.58)%	43%	$4,269

$13.48	0.64%	1.83%	1.74%	2.10%	37%	$3,269
$13.44	0.88%	1.83%	1.74%	4.28%	43%	$3,323
$13.03	0.96%	1.85%	1.75%	8.48%	47%	$3,114
$12.19	1.42%	1.91%	1.85%	20.76%	86%	$2,580
$10.27	1.87%	2.00%	1.93%	(17.59)%	43%	$2,464

$13.43	2.03%	0.75%	0.47%	0.63%	37%	$5,555

$13.42	1.54%	0.92%	0.83%	3.08%	37%	$241,045
$13.38	1.79%	0.92%	0.83%	5.25%	43%	$190,863
$12.97	1.88%	0.93%	0.83%	9.44%	47%	$191,943
$12.14	2.36%	0.98%	0.86%	21.86%	86%	$172,322
$10.24	2.92%	1.07%	0.88%	(16.73)%	43%	$110,425

$13.43	1.91%	0.65%	0.48%	3.43%	37%	$486,113
$13.39	2.14%	0.65%	0.48%	5.61%	43%	$563,343
$12.97	2.23%	0.66%	0.48%	9.90%	47%	$455,447
$12.15	2.63%	0.71%	0.59%	22.15%	86%	$359,320
$10.24	3.15%	0.80%	0.65%	(16.47)%	43%	$239,731

$13.40	1.49%	1.14%	0.89%	3.01%	37%	$64,161
$13.36	1.73%	1.15%	0.89%	5.21%	43%	$61,766
$12.95	1.79%	1.18%	0.89%	9.40%	47%	$53,646
$12.12	2.27%	1.26%	0.92%	21.86%	86%	$25,103
$10.22	2.86%	1.36%	0.94%	(16.78)%	43%	$11,265

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2015 Fund
Class A
November 30, 2012[6] to February 28, 2013	$10.11	0.03	[4]	0.13	(0.04)	(0.10)
Class R4
November 30, 2012[6] to February 28, 2013	$10.11	0.05	[4]	0.13	(0.05)	(0.10)
Administrator Class
March 1, 2012 to February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)
March 1, 2011 to February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)
March 1, 2010 to February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)
March 1, 2009 to February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00
March 1, 2008 to February 28, 2009	$10.04	0.24	[4]	(2.37)	(0.30)	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)
March 1, 2011 to February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)
March 1, 2010 to February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)
March 1, 2009 to February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00
March 1, 2008 to February 28, 2009	$9.92	0.25	[4]	(2.33)	(0.31)	0.00
Investor Class
March 1, 2012 to February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)
March 1, 2011 to February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)
March 1, 2010 to February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)
March 1, 2009 to February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00
March 1, 2008 to February 28, 2009	$10.03	0.22	[4]	(2.34)	(0.29)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Distributions from tax basis return of capital	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

0.00	$10.13	1.28%	1.05%	0.84%	1.60%	35%	$10

0.00	$10.14	1.90%	0.75%	0.48%	1.72%	35%	$2,614

0.00	$10.24	1.47%	0.92%	0.84%	4.06%	35%	$194,125
0.00	$10.10	1.70%	0.92%	0.84%	4.74%	40%	$84,759
0.00	$9.92	1.76%	0.93%	0.84%	11.28%	44%	$61,227
0.00	$9.15	1.89%	1.03%	0.86%	27.28%	77%	$42,190
(0.30)	$7.31	2.69%	1.37%	0.89%	(22.21)%	41%	$12,138

0.00	$10.13	1.87%	0.65%	0.49%	4.56%	35%	$613,945
0.00	$9.98	2.05%	0.65%	0.49%	5.06%	40%	$536,453
0.00	$9.81	2.11%	0.66%	0.49%	11.68%	44%	$387,146
0.00	$9.05	2.43%	0.72%	0.54%	27.56%	77%	$235,807
(0.30)	$7.23	2.91%	1.06%	0.66%	(22.00)%	41%	$22,002

0.00	$10.26	1.46%	1.14%	0.90%	4.08%	35%	$200,596
0.00	$10.11	1.65%	1.15%	0.90%	4.67%	40%	$165,774
0.00	$9.93	1.69%	1.18%	0.90%	11.22%	44%	$142,622
0.00	$9.16	1.75%	1.31%	0.93%	27.19%	77%	$43,004
(0.30)	$7.32	2.62%	1.60%	0.95%	(22.15)%	41%	$8,959

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2020 Fund
Class A
March 1, 2012 to February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)
March 1, 2011 to February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)
March 1, 2010 to February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.26	[4]	(4.04)	(0.27)	(0.15)
Class B
March 1, 2012 to February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)
March 1, 2011 to February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)
March 1, 2010 to February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00
March 1, 2009 to February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.66	0.17	[4]	(4.01)	(0.17)	(0.15)
Class C
March 1, 2012 to February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)
March 1, 2011 to February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00
March 1, 2009 to February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.78	0.17	[4]	(4.05)	(0.17)	(0.15)
Class R4
November 30, 2012[6] to February 28, 2013	$14.66	0.09		0.31	(0.08)	(0.21)
Administrator Class
March 1, 2012 to February 28, 2013	$14.44	0.21	[4]	0.52	(0.23)	(0.21)
March 1, 2011 to February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.30	[4]	(4.09)	(0.31)	(0.15)
Institutional Class
March 1, 2012 to February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)
March 1, 2011 to February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)
March 1, 2010 to February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00
March 1, 2009 to February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.98	0.32	[4]	(4.08)	(0.34)	(0.15)
Investor Class
March 1, 2012 to February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)
March 1, 2011 to February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)
March 1, 2010 to February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00
March 1, 2009 to February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]
March 1, 2008 to February 28, 2009	$13.96	0.29	[4]	(4.08)	(0.31)	(0.15)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$14.53	1.36%	1.06%	1.01%	5.00%	32%	$74,720
$14.25	1.45%	1.05%	1.01%	3.97%	35%	$74,955
$13.97	1.46%	1.08%	1.02%	13.41%	39%	$77,784
$12.54	1.77%	1.15%	1.11%	33.45%	66%	$72,653
$9.58	2.10%	1.25%	1.20%	(27.90)%	38%	$59,671

$14.47	0.63%	1.81%	1.76%	4.27%	32%	$599
$14.16	0.78%	1.80%	1.76%	3.11%	35%	$1,048
$13.85	0.73%	1.83%	1.77%	12.57%	39%	$2,428
$12.41	1.04%	1.90%	1.86%	32.44%	66%	$5,030
$9.50	1.36%	2.00%	1.95%	(28.43)%	38%	$5,495

$14.49	0.61%	1.81%	1.76%	4.28%	32%	$4,514
$14.20	0.68%	1.81%	1.76%	3.14%	35%	$4,600
$13.93	0.70%	1.83%	1.77%	12.65%	39%	$3,922
$12.51	1.00%	1.90%	1.86%	32.35%	66%	$2,752
$9.58	1.36%	2.00%	1.95%	(28.46)%	38%	$1,840

$14.77	1.72%	0.73%	0.50%	2.79%	32%	$23,050

$14.73	1.47%	0.90%	0.85%	5.19%	32%	$688,261
$14.44	1.63%	0.90%	0.85%	4.17%	35%	$468,494
$14.15	1.62%	0.91%	0.85%	13.60%	39%	$439,314
$12.70	1.96%	0.97%	0.88%	33.64%	66%	$342,078
$9.71	2.42%	1.07%	0.90%	(27.66)%	38%	$196,606

$14.77	1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
$14.47	1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
$14.19	1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
$12.73	2.22%	0.69%	0.60%	33.98%	66%	$822,479
$9.73	2.63%	0.81%	0.67%	(27.46)%	38%	$414,090

$14.72	1.43%	1.12%	0.91%	5.12%	32%	$173,813
$14.43	1.54%	1.13%	0.91%	4.12%	35%	$144,478
$14.14	1.53%	1.15%	0.91%	13.56%	39%	$119,297
$12.70	1.84%	1.24%	0.94%	33.51%	66%	$53,535
$9.71	2.34%	1.36%	0.96%	(27.70)%	38%	$15,254

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2025
Class A
November 30, 2012[6] to February 28, 2013	$9.83	0.04		0.33	(0.05)
Class R4
November 30, 2012[6] to February 28, 2013	$9.83	0.06		0.33	(0.05)
Administrator Class
March 1, 2012 to February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)
March 1, 2011 to February 29, 2012	$9.81	0.14	[4]	0.17	(0.15)
March 1, 2010 to February 28, 2011	$8.69	0.13	[4]	1.26	(0.15)
March 1, 2009 to February 28, 2010	$6.25	(0.04)[4]		2.61	(0.13)
March 1, 2008 to February 28, 2009	$9.53	0.20	[4]	(3.29)	(0.19)
Institutional Class
March 1, 2012 to February 28, 2013	$9.71	0.18		0.45	(0.18)
March 1, 2011 to February 29, 2012	$9.79	0.17	[4]	0.16	(0.18)
March 1, 2010 to February 28, 2011	$8.68	0.16		1.26	(0.19)
March 1, 2009 to February 28, 2010	$6.24	0.18	[4]	2.39	(0.13)
March 1, 2008 to February 28, 2009	$9.49	0.20	[4]	(3.26)	(0.19)
Investor Class
March 1, 2012 to February 28, 2013	$9.72	0.14		0.46	(0.15)
March 1, 2011 to February 29, 2012	$9.80	0.14	[4]	0.15	(0.14)
March 1, 2010 to February 28, 2011	$8.68	0.13	[4]	1.25	(0.14)
March 1, 2009 to February 28, 2010	$6.25	(0.08)[4]		2.64	(0.13)
March 1, 2008 to February 28, 2009	$9.51	0.18	[4]	(3.26)	(0.18)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

(0.20)	$9.95	1.01%	1.06%	0.86%	3.92%	28%	$159

(0.20)	$9.97	1.51%	0.73%	0.50%	4.13%	28%	$4,210

(0.20)	$9.98	1.42%	0.90%	0.85%	6.27%	28%	$271,593
(0.23)	$9.74	1.47%	0.91%	0.85%	3.49%	31%	$111,673
(0.12)	$9.81	1.46%	0.91%	0.85%	16.32%	33%	$69,590
0.00	$8.69	(0.51)%	1.01%	0.89%	41.33%	54%	$39,111
0.00	$6.25	2.42%	1.35%	0.63%	(32.95)%	35%	$9,410

(0.20)	$9.96	1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
(0.23)	$9.71	1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
(0.12)	$9.79	1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
0.00	$8.68	2.07%	0.66%	0.53%	41.46%	54%	$1,057,514
0.00	$6.24	2.50%	1.07%	0.53%	(32.81)%	35%	$26,335

(0.20)	$9.97	1.41%	1.12%	0.91%	6.31%	28%	$377,357
(0.23)	$9.72	1.42%	1.14%	0.91%	3.32%	31%	$300,434
(0.12)	$9.80	1.39%	1.15%	0.91%	16.22%	33%	$256,544
0.00	$8.68	(0.93)%	1.29%	0.95%	41.19%	54%	$70,228
0.00	$6.25	2.32%	1.60%	0.70%	(32.90)%	35%	$9,564

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2030 Fund
Class A
March 1, 2012 to February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)
March 1, 2011 to February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)
March 1, 2010 to February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.36	0.21	[4]	(5.55)	(0.20)	(0.17)
Class B
March 1, 2012 to February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)
March 1, 2010 to February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00
March 1, 2009 to February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.09	0.11	[4]	(5.44)	(0.10)	(0.17)
Class C
March 1, 2012 to February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)
March 1, 2011 to February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)
March 1, 2010 to February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00
March 1, 2009 to February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.11	0.11	[4]	(5.45)	(0.10)	(0.17)
Class R4
November 30, 2012[6] to February 28, 2013	$15.07	0.08		0.71	(0.08)	(0.28)
Administrator Class
March 1, 2012 to February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.24	[4]	(5.59)	(0.24)	(0.17)
Institutional Class
March 1, 2012 to February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)
March 1, 2011 to February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)
March 1, 2010 to February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00
March 1, 2009 to February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.51	0.26	[4]	(5.58)	(0.27)	(0.17)
Investor Class
March 1, 2012 to February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)
March 1, 2011 to February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)
March 1, 2010 to February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00
March 1, 2009 to February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$14.50	0.22	[4]	(5.58)	(0.23)	(0.17)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$15.31	1.29%	1.06%	1.02%	7.28%	25%	$60,857
$14.74	1.21%	1.06%	1.02%	2.27%	26%	$60,087
$14.81	1.15%	1.09%	1.03%	18.71%	28%	$62,209
$12.65	1.32%	1.16%	1.12%	48.17%	43%	$55,735
$8.65	1.64%	1.28%	1.21%	(37.78)%	33%	$45,556

$15.08	0.57%	1.81%	1.77%	6.54%	25%	$463
$14.49	0.50%	1.81%	1.77%	1.43%	26%	$872
$14.53	0.42%	1.84%	1.78%	17.88%	28%	$1,962
$12.41	0.60%	1.92%	1.88%	46.98%	43%	$3,173
$8.49	0.90%	2.03%	1.96%	(38.22)%	33%	$3,233

$15.00	0.53%	1.82%	1.77%	6.52%	25%	$3,465
$14.45	0.45%	1.82%	1.77%	1.47%	26%	$3,120
$14.53	0.38%	1.84%	1.78%	17.80%	28%	$2,456
$12.43	0.58%	1.91%	1.87%	47.11%	43%	$1,671
$8.50	0.89%	2.02%	1.96%	(38.22)%	33%	$1,261

$15.50	1.35%	0.73%	0.51%	5.34%	25%	$19,568

$15.49	1.43%	0.91%	0.86%	7.46%	25%	$572,735
$14.91	1.37%	0.91%	0.86%	2.41%	26%	$395,067
$14.98	1.30%	0.92%	0.86%	18.85%	28%	$373,853
$12.79	1.49%	0.98%	0.89%	48.60%	43%	$254,340
$8.74	1.93%	1.10%	0.91%	(37.56)%	33%	$117,363

$15.49	1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
$14.91	1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
$14.98	1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
$12.79	1.74%	0.71%	0.61%	48.76%	43%	$639,598
$8.75	2.15%	0.83%	0.68%	(37.38)%	33%	$265,829

$15.46	1.38%	1.13%	0.92%	7.41%	25%	$158,551
$14.88	1.30%	1.14%	0.92%	2.36%	26%	$124,145
$14.95	1.21%	1.17%	0.92%	18.84%	28%	$99,234
$12.77	1.36%	1.25%	0.94%	48.33%	43%	$46,963
$8.74	1.84%	1.39%	0.97%	(37.58)%	33%	$13,400

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income

Target 2035
Class A
November 30, 2012[6] to February 28, 2013	$9.60	0.02	[4]	0.58	(0.05)
Class R4
November 30, 2012[6] to February 28, 2013	$9.60	0.03	[4]	0.57	(0.05)
Administrator Class
March 1, 2012 to February 28, 2013	$9.53	0.13		0.66	(0.14)
March 1, 2011 to February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)
March 1, 2010 to February 28, 2011	$8.22	0.10		1.59	(0.13)
March 1, 2009 to February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.14	[4]	(3.84)	(0.14)
Institutional Class
March 1, 2012 to February 28, 2013	$9.50	0.17		0.65	(0.17)
March 1, 2011 to February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)
March 1, 2010 to February 28, 2011	$8.19	0.13		1.58	(0.16)
March 1, 2009 to February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)
March 1, 2008 to February 28, 2009	$9.15	0.14	[4]	(3.80)	(0.13)
Investor Class
March 1, 2012 to February 28, 2013	$9.56	0.13		0.65	(0.13)
March 1, 2011 to February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)
March 1, 2010 to February 28, 2011	$8.24	0.10		1.58	(0.12)
March 1, 2009 to February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)
March 1, 2008 to February 28, 2009	$9.24	0.12	[4]	(3.82)	(0.12)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Distributions from net realized gains	Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
		Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

(0.16)	$9.99	1.04%	1.07%	0.88%	6.36%	22%	$41

(0.16)	$9.99	1.30%	0.75%	0.52%	6.38%	22%	$1,940

(0.16)	$10.02	1.36%	0.93%	0.87%	8.48%	22%	$172,860
(0.14)	$9.53	1.26%	0.93%	0.87%	1.55%	22%	$77,039
(0.13)	$9.65	1.17%	0.94%	0.87%	20.87%	24%	$50,226
0.00	$8.22	1.20%	1.06%	0.89%	53.96%	34%	$25,950
0.00	$5.40	1.83%	1.60%	0.83%	(40.58)%	30%	$4,101

(0.16)	$9.99	1.76%	0.66%	0.52%	8.86%	22%	$648,345
(0.14)	$9.50	1.60%	0.66%	0.52%	1.96%	22%	$481,784
(0.13)	$9.61	1.52%	0.68%	0.52%	21.21%	24%	$338,577
0.00	$8.19	1.40%	0.75%	0.57%	54.85%	34%	$170,172
0.00	$5.36	1.97%	1.31%	0.64%	(40.44)%	30%	$16,279

(0.16)	$10.05	1.35%	1.15%	0.93%	8.38%	22%	$310,066
(0.14)	$9.56	1.21%	1.16%	0.93%	1.60%	22%	$244,138
(0.13)	$9.67	1.09%	1.19%	0.93%	20.74%	24%	$204,364
0.00	$8.24	1.09%	1.34%	0.95%	53.70%	34%	$60,611
0.00	$5.42	1.69%	1.82%	0.92%	(40.50)%	30%	$7,025

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2040 Fund
Class A
March 1, 2012 to February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)
March 1, 2011 to February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)
March 1, 2010 to February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00
March 1, 2009 to February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.04	0.19	[4]	(6.92)	(0.18)	(0.40)
Class B
March 1, 2012 to February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)
March 1, 2011 to February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)
March 1, 2010 to February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00
March 1, 2009 to February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.40	0.09	[4]	(6.64)	(0.10)	(0.40)
Class C
March 1, 2012 to February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)
March 1, 2011 to February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)
March 1, 2010 to February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00
March 1, 2009 to February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]
March 1, 2008 to February 28, 2009	$15.36	0.09	[4]	(6.62)	(0.10)	(0.40)
Class R4
November 30, 2012[6] to February 28, 2013	$16.52	0.09		1.06	(0.09)	(0.34)
Administrator Class
March 1, 2012 to February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)
March 1, 2010 to February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.23	[4]	(7.02)	(0.22)	(0.40)
Institutional Class
March 1, 2012 to February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)
March 1, 2011 to February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)
March 1, 2010 to February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00
March 1, 2009 to February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.29	0.25	[4]	(7.02)	(0.24)	(0.40)
Investor Class
March 1, 2012 to February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)
March 1, 2011 to February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)
March 1, 2010 to February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00
March 1, 2009 to February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]
March 1, 2008 to February 28, 2009	$16.28	0.21	[4]	(7.01)	(0.21)	(0.40)

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$16.92	1.25%	1.08%	1.03%	8.99%	20%	$104,836
$16.07	1.06%	1.08%	1.03%	0.85%	20%	$103,841
$16.40	0.95%	1.10%	1.04%	21.98%	21%	$113,494
$13.60	1.03%	1.17%	1.12%	57.33%	29%	$100,278
$8.73	1.39%	1.30%	1.22%	(42.65)%	29%	$67,928

$16.18	0.54%	1.83%	1.78%	8.15%	20%	$747
$15.36	0.34%	1.83%	1.78%	0.12%	20%	$1,564
$15.67	0.23%	1.86%	1.79%	21.08%	21%	$2,863
$12.99	0.86%	1.93%	1.89%	56.01%	29%	$3,876
$8.35	0.65%	2.05%	1.97%	(43.10)%	29%	$3,623

$16.03	0.50%	1.83%	1.78%	8.18%	20%	$4,040
$15.26	0.30%	1.83%	1.78%	0.14%	20%	$3,623
$15.60	0.19%	1.85%	1.79%	21.08%	21%	$3,038
$12.95	0.41%	1.92%	1.87%	56.02%	29%	$2,226
$8.33	0.65%	2.05%	1.97%	(43.07)%	29%	$1,362

$17.24	1.12%	0.75%	0.52%	7.13%	20%	$13,651

$17.21	1.39%	0.92%	0.87%	9.14%	20%	$360,567
$16.34	1.22%	0.92%	0.87%	1.00%	20%	$256,378
$16.67	1.11%	0.94%	0.87%	22.21%	21%	$260,524
$13.82	1.26%	0.99%	0.90%	57.54%	29%	$176,917
$8.88	1.67%	1.12%	0.92%	(42.46)%	29%	$72,233

$17.24	1.76%	0.65%	0.52%	9.50%	20%	$993,528
$16.37	1.55%	0.65%	0.52%	1.37%	20%	$846,499
$16.69	1.44%	0.67%	0.52%	22.66%	21%	$654,804
$13.84	1.42%	0.72%	0.62%	58.11%	29%	$377,937
$8.88	1.88%	0.85%	0.69%	(42.36)%	29%	$136,386

$17.19	1.33%	1.14%	0.93%	9.10%	20%	$86,745
$16.32	1.14%	1.15%	0.93%	0.96%	20%	$64,452
$16.65	1.01%	1.18%	0.93%	22.10%	21%	$48,906
$13.81	1.16%	1.27%	0.96%	57.54%	29%	$20,959
$8.87	1.58%	1.41%	0.98%	(42.51)%	29%	$6,970

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2045 Fund
Class A
November 30, 2012[6] to February 28, 2013	$9.64	0.03		0.68	(0.05)	(0.13)
Class R4
November 30, 2012[6] to February 28, 2013	$9.64	0.06		0.66	(0.05)	(0.13)
Administrator Class
March 1, 2012 to February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)
March 1, 2009 to February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.18	0.12	[4]	(3.94)	(0.15)	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)
March 1, 2011 to February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)
March 1, 2010 to February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)
March 1, 2009 to February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)
March 1, 2008 to February 28, 2009	$9.09	0.13	[4]	(3.91)	(0.12)	0.00
Investor Class
March 1, 2012 to February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)
March 1, 2011 to February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)
March 1, 2010 to February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)
March 1, 2009 to February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)
March 1, 2008 to February 28, 2009	$9.17	0.11	[4]	(3.95)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$10.17	1.08%	1.10%	0.88%	7.41%	19%	$13

$10.18	1.29%	0.78%	0.52%	7.55%	19%	$1,246

$10.23	1.35%	0.96%	0.87%	9.49%	19%	$85,590
$9.59	1.18%	0.94%	0.87%	0.85%	19%	$39,964
$9.66	1.02%	0.97%	0.87%	22.56%	20%	$27,698
$8.12	1.11%	1.22%	0.89%	57.87%	27%	$14,948
$5.21	1.62%	2.34%	0.92%	(42.22)%	29%	$1,656

$10.17	1.74%	0.69%	0.52%	9.85%	19%	$324,476
$9.55	1.51%	0.67%	0.52%	1.16%	19%	$215,067
$9.62	1.26%	0.70%	0.52%	23.08%	20%	$141,871
$8.08	1.26%	0.95%	0.59%	58.02%	27%	$51,776
$5.19	1.84%	2.02%	0.69%	(42.06)%	29%	$8,287

$10.26	1.32%	1.18%	0.93%	9.39%	19%	$178,137
$9.62	1.12%	1.17%	0.93%	0.80%	19%	$115,546
$9.69	0.98%	1.21%	0.93%	22.58%	20%	$84,881
$8.14	1.12%	1.51%	0.95%	57.49%	27%	$12,352
$5.23	1.55%	2.58%	0.98%	(42.22)%	29%	$1,205

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains

Target 2050 Fund
Class A
November 30, 2012[6] to February 28, 2013	$9.29	0.03		0.65	(0.05)	(0.20)
Class C
November 30, 2012[6] to February 28, 2013	$9.29	0.02		0.64	(0.04)	(0.20)
Class R4
November 30, 2012[6] to February 28, 2013	$9.29	0.05		0.64	(0.05)	(0.20)
Administrator Class
March 1, 2012 to February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.14	0.12	[4]	(3.96)	(0.10)	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)
March 1, 2011 to February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)
March 1, 2010 to February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)
March 1, 2009 to February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)
March 1, 2008 to February 28, 2009	$9.13	0.13	[4]	(3.94)	(0.12)	0.00
Investor Class
March 1, 2012 to February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)
March 1, 2011 to February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)
March 1, 2010 to February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)
March 1, 2009 to February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)
March 1, 2008 to February 28, 2009	$9.16	0.11	[4]	(3.96)	(0.10)	0.00

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$9.72	1.07%	1.05%	0.88%	7.49%	19%	$11

$9.71	0.16%	1.81%	1.63%	7.31%	19%	$17

$9.73	1.03%	0.76%	0.52%	7.63%	19%	$6,538

$9.70	1.38%	0.94%	0.87%	9.59%	19%	$141,212
$9.18	1.18%	0.93%	0.87%	0.81%	19%	$89,984
$9.48	1.07%	0.94%	0.87%	22.58%	20%	$69,492
$8.10	1.49%	1.04%	0.90%	57.99%	27%	$37,853
$5.20	1.60%	1.48%	0.92%	(42.36)%	29%	$10,984

$9.72	1.75%	0.67%	0.52%	9.94%	19%	$754,088
$9.20	1.53%	0.66%	0.52%	1.11%	19%	$651,308
$9.50	1.43%	0.67%	0.52%	23.17%	20%	$560,746
$8.10	1.19%	0.71%	0.57%	58.33%	27%	$389,918
$5.20	1.80%	1.19%	0.69%	(42.19)%	29%	$26,763

$9.73	1.33%	1.16%	0.93%	9.49%	19%	$39,188
$9.21	1.12%	1.16%	0.93%	0.75%	19%	$28,615
$9.51	1.02%	1.19%	0.93%	22.54%	20%	$24,771
$8.11	1.00%	1.28%	0.95%	57.89%	27%	$19,359
$5.21	1.48%	1.73%	0.98%	(42.39)%	29%	$983

Please see footnotes on page 70.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Beginning net asset value per share	Net investment income¹		Net realized and unrealized gains (losses) on investments		Distributions from net investment income

Target 2055
Class A
November 30, 2012[6] to February 28, 2013	$10.19	0.03	[4]	0.72		(0.04)
Class R4
November 30, 2012[6] to February 28, 2013	$10.19	0.04	[4]	0.72		(0.04)
Administrator Class
March 1, 2012 to February 28, 2013	$10.06	0.14	[4]	0.81		(0.11)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	0.00	[5]	0.00
Institutional Class
March 1, 2012 to February 28, 2013	$10.08	0.15		0.83		(0.16)
June 30, 2011[6] to February 29, 2012	$10.00	0.08	[4]	0.00	[5]	0.00
Investor Class
March 1, 2012 to February 28, 2013	$10.05	0.13		0.80		(0.17)
June 30, 2011[6] to February 29, 2012	$10.00	0.06	[4]	(0.01)		0.00

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods less than one year are not annualized.

3.	Portfolio turnover rate represents the weighted average portfolio turnover in each respective Master Portfolio.

4.	Calculated based upon average shares outstanding.

5.	Amount is less than $0.005.

6.	Commencement of class operations.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ending net asset value per share	Ratio to average net assets (annualized)				Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
	Net investment income¹	Gross expenses[1]	Net expenses[1]	Total return[2]

$10.90	1.05%	1.44%	0.88%	7.39%	19%	$14

$10.91	1.51%	1.09%	0.52%	7.51%	19%	$33

$10.90	1.36%	1.45%	0.87%	9.52%	19%	$4,739
$10.06	0.87%	2.14%	0.87%	0.60%	19%	$1,794

$10.90	1.69%	1.17%	0.52%	9.90%	19%	$36,345
$10.08	1.33%	4.06%	0.52%	0.80%	19%	$8,963

$10.81	1.23%	1.64%	0.93%	9.52%	19%	$1,254
$10.05	0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund”), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records on a daily basis its share of the Master Portfolio’s income, expense, and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the year ended February 28, 2013 are included in this report and should be read in conjunction with each Fund’s financial statements. As of February 28, 2013, the Funds own the following percentages of the Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	14%	12%	12%	25%	16%	12%	4%	3%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	2	3	4	14	15	19	11	16	6	10	0	*
Wells Fargo Advantage Short-Term Investment Portfolio	8	6	7	18	15	16	8	11	4	7	0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	73

become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to each Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At February 28, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in capital	Undistributed net investment income	Accumulated net realized gains (losses) on investments
Target Today Fund	$20,404	$432,863	$(453,267)
Target 2010 Fund	(55,299)	354,033	(298,734)
Target 2015 Fund	67,458	315,460	(382,918)
Target 2020 Fund	58,901	23,973	(82,874)
Target 2025 Fund	134,189	368,379	(502,568)
Target 2030 Fund	137,092	881,244	(1,018,336)
Target 2035 Fund	88,507	45,345	(133,852)
Target 2040 Fund	112,630	(659)	(111,971)
Target 2045 Fund	43,886	(5,628)	(38,258)
Target 2050 Fund	69,636	(18,087)	(51,549)
Target 2055 Fund	2,662	(42)	(2,620)

As of February 28, 2013, Target 2055 Fund had post-enactment capital loss carryforwards (losses incurred in taxable years which began after December 22, 2010) which consist of $69,195 in short-term capital losses and $61,211 in long-term capital losses.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolios, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including applicable distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Summary Portfolio of Investments or Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2013, the Funds did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Funds Management is the adviser for each Fund and is entitled to receive an advisory fee for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios. Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.19% as the average daily net assets of each Fund increase. For the year ended February 28, 2013, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.23
Target 2030 Fund	0.22

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	75

Advisory fee
Target 2035 Fund	0.24%
Target 2040 Fund	0.23
Target 2045 Fund	0.25
Target 2050 Fund	0.24
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Incorporated, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

	Class level administration fee
Class A, Class B, Class C	0.26%
Class R4, Institutional Class	0.08
Administrator Class	0.10
Investor Class	0.32	*

*	Prior to May 1, 2012, the class level administration fee for Investor Class was 0.33%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration date	Class A	Class B	Class C	Class R4	Administrator Class	Institutional Class	Investor Class
Target Today Fund	June 30, 2013	0.96%	1.71%	1.71%		0.80%	0.45%	0.86%
	June 30, 2014				0.45%
Target 2010 Fund	June 30, 2013	0.99	1.74	1.74		0.83	0.48	0.89
	June 30, 2014				0.47
Target 2015 Fund	June 30, 2013		N/A	N/A		0.84	0.49	0.90
	June 30, 2014	0.84			0.48
Target 2020 Fund	June 30, 2013	1.01	1.76	1.76		0.85	0.50	0.91
	June 30, 2014				0.50
Target 2025 Fund	June 30, 2013		N/A	N/A		0.85	0.50	0.91
	June 30, 2014	0.86			0.50
Target 2030 Fund	June 30, 2013	1.02	1.77	1.77		0.86	0.51	0.92
	June 30, 2014				0.51

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

	Expiration date	Class A	Class B	Class C	Class R4	Administrator Class	Institutional Class	Investor Class
Target 2035 Fund	June 30, 2013		N/A	N/A		0.87%	0.52%	0.93%
	June 30, 2014	0.88%			0.52%
Target 2040 Fund	June 30, 2013	1.03	1.78	1.78		0.87	0.52	0.93
	June 30, 2014				0.52
Target 2045 Fund	June 30, 2013		N/A	N/A		0.87	0.52	0.93
	June 30, 2014	0.88			0.52
Target 2050 Fund	June 30, 2013		N/A			0.87	0.52	0.93
	June 30, 2014	0.88		1.63	0.52
Target 2055 Fund	June 30, 2013		N/A	N/A		0.87	0.52	0.93
	June 30, 2014	0.88			0.52

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended February 28, 2013, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges:

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$271	$0	$0
Target 2010 Fund	584	0	0
Target 2015 Fund	22	N/A	N/A
Target 2020 Fund	1,089	47	20
Target 2025 Fund	678	N/A	N/A
Target 2030 Fund	935	105	42
Target 2035 Fund	8	N/A	N/A
Target 2040 Fund	2,198	60	269
Target 2045 Fund	0	N/A	N/A
Target 2050 Fund	0	N/A	0
Target 2055 Fund	0	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 shares are charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the year ended February 28, 2013 were as follows:

	Purchases at cost*	Sales proceeds*
Target Today Fund	$504,302,187	$319,829,410
Target 2010 Fund	429,411,102	271,375,340

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	77

	Purchases at cost*	Sales proceeds*
Target 2015 Fund	$482,564,438	$303,358,207
Target 2020 Fund	1,122,799,426	700,631,953
Target 2025 Fund	873,485,674	539,819,117
Target 2030 Fund	805,446,367	491,962,742
Target 2035 Fund	354,836,206	213,985,879
Target 2040 Fund	448,972,243	267,684,592
Target 2045 Fund	160,960,996	95,324,428
Target 2050 Fund	255,919,891	151,450,441
Target 2055 Fund	11,485,278	6,796,855

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended February 28, 2013, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$2,348
Target 2010 Fund	2,084
Target 2015 Fund	2,025
Target 2020 Fund	5,584
Target 2025 Fund	6,136
Target 2030 Fund	6,354
Target 2035 Fund	2,761
Target 2040 Fund	4,202
Target 2045 Fund	1,327
Target 2050 Fund	2,554
Target 2055 Fund	53

For the year ended February 28, 2013, there were no borrowings by the Funds under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended February 28, 2013 and February 29, 2012, were as follows:

	Ordinary income		Long-term capital gain
	2013	2012	2013	2012
Target Today Fund	$20,499,746	$21,959,532	$5,974,434	$3,167,607
Target 2010 Fund	16,604,410	18,332,616	8,611,526	0
Target 2015 Fund	17,566,276	14,724,980	7,934,658	5,958,616
Target 2020 Fund	48,600,582	40,897,535	31,287,713	5,421,229
Target 2025 Fund	40,377,037	39,820,886	38,400,099	33,398,946

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

	Ordinary income		Long-term capital gain
	2013	2012	2013	2012
Target 2030 Fund	$36,542,379	$31,958,132	$38,546,522	$19,737,082
Target 2035 Fund	16,629,929	10,347,095	14,973,014	9,223,917
Target 2040 Fund	23,509,619	18,076,057	29,337,696	17,114,387
Target 2045 Fund	7,862,619	3,521,383	5,803,090	1,593,389
Target 2050 Fund	16,365,839	11,858,737	17,263,849	16,527,835
Target 2055 Fund	338,172	0	0	0

As of February 28, 2013, the components of distributable earnings on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term gain	Unrealized gains (losses)	Capital loss carryforward
Target Today Fund	$1,850,674	$2,226,003	$49,674,978	$0
Target 2010 Fund	2,792,816	1,792,218	62,410,093	0
Target 2015 Fund	3,154,743	3,342,526	64,119,241	0
Target 2020 Fund	3,475,935	14,192,757	218,837,704	0
Target 2025 Fund	5,094,155	12,225,099	219,226,826	0
Target 2030 Fund	9,090,713	11,007,463	248,618,178	0
Target 2035 Fund	2,566,570	7,206,572	125,180,350	0
Target 2040 Fund	6,189,374	9,508,017	196,142,646	0
Target 2045 Fund	1,071,996	4,200,727	68,192,568	0
Target 2050 Fund	2,480,000	7,524,782	129,375,432	0
Target 2055 Fund	60,940	0	3,555,981	(130,406)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

10. SUBSEQUENT DISTRIBUTIONS

On March 25, 2013, the Funds declared distributions from net investment income to shareholders of record on March 22, 2013. The per share amounts payable on March 26, 2013 were as follows:

Net investment income	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.03434	$0.01921	$0.02511	$0.02032	$0.01495	$0.01750	$0.01754
Class B	N/A	N/A	0.00017	N/A	N/A	N/A	N/A
Class C	N/A	N/A	0.00231	N/A	N/A	0.00319	N/A

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	79

Net investment income	Target 2015 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class R4	$0.03856	$0.02609	$0.03932	$0.02539	$0.02091	$0.02385	$0.02181
Administrator Class	0.03225	0.01973	0.03035	0.01911	0.01528	0.01877	0.01795
Institutional Class	0.03963	0.02687	0.04133	0.02618	0.02240	0.02556	0.02382
Investor Class	0.03087	0.01850	0.02839	0.01782	0.01402	0.01748	0.01702

These distributions are not reflected in the accompanying financial statements.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, and the Wells Fargo Advantage Dow Jones Target 2055 Fund, eleven of the funds constituting the Wells Fargo Funds Trust (the “Funds”), as of February 28, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended (except for the Wells Fargo Advantage Dow Jones Target 2055 Fund which is for the year then ended and for the period from June 30, 2011 (commencement of operations) through February 29, 2012). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included agreement of investments owned as of February 28, 2013 to the Master Portfolios’ records (see note 1). An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of February 28, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 26, 2013

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	81

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.69%
FHLB	2.75-6.00%	5-1-2014 to 1-1-2043	$110,676,502	$118,942,203	2.23%
FHLB	3.00	3-1-2028	14,000,000	14,682,500	0.28
FHLMC	0.42-6.75	3-1-2014 to 3-1-2043	226,393,653	244,100,385	4.59
FHLMC	3.50	2-1-2042	16,131,004	17,034,052	0.32
FHLMC %%	3.50	3-1-2043	18,500,000	19,476,792	0.37
FHLMC	4.50	2-1-2040	10,104,369	11,009,195	0.21
FNMA	0.00-7.25	3-13-2013 to 3-1-2043	492,979,724	529,983,930	9.95
FNMA	3.00	10-1-2021	10,610,860	11,230,932	0.21
FNMA	3.00	9-1-2027	11,196,449	11,805,255	0.22
FNMA %%	3.00	3-1-2028	26,000,000	27,365,000	0.51
FNMA %%	3.00	3-1-2043	20,000,000	20,706,250	0.39
FNMA	3.50	12-1-2026	13,288,613	14,096,311	0.26
FNMA	3.50	9-1-2042	10,023,325	10,620,250	0.20
FNMA	3.50	9-1-2042	14,576,712	15,490,360	0.29
FNMA %%	3.50	3-1-2043	36,500,000	38,598,750	0.73
FNMA	4.50	5-1-2029	9,836,158	10,608,779	0.20
FNMA	4.50	2-1-2041	11,388,515	12,311,544	0.23
FNMA	5.00	7-1-2040	10,543,662	11,660,395	0.22
GNMA	3.00-7.00	11-15-2023 to 3-1-2043	236,396,342	259,109,231	4.87
GNMA	3.00	11-15-2042	9,885,989	10,376,978	0.19
GNMA	3.00	1-20-2043	9,978,022	10,464,229	0.20
GNMA	3.50	6-15-2042	13,132,967	14,169,533	0.27
GNMA %%	3.50	3-1-2043	17,500,000	18,858,984	0.35
GNMA %%	4.50	3-1-2043	11,000,000	12,015,782	0.23
Other securities				9,068,384	0.17

Total Agency Securities (Cost $1,426,042,571)				1,473,786,004	27.69

Corporate Bonds and Notes: 21.06%

Consumer Discretionary: 1.97%

Auto Components: 0.04%
Other securities				2,353,176	0.04

Automobiles: 0.04%
Other securities				2,231,388	0.04

Diversified Consumer Services: 0.06%
Other securities				3,143,637	0.06

Hotels, Restaurants & Leisure: 0.16%
Other securities				8,797,115	0.16

Household Durables: 0.03%
Other securities				1,468,571	0.03

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Internet & Catalog Retail: 0.04%
Other securities	$1,901,700	0.04%

Leisure Equipment & Products: 0.02%
Other securities	1,018,952	0.02

Media: 1.22%
Other securities	64,972,387	1.22

Multiline Retail: 0.17%
Other securities	8,906,832	0.17

Specialty Retail: 0.18%
Other securities	9,613,079	0.18

Textiles, Apparel & Luxury Goods: 0.01%
Other securities	582,358	0.01

Consumer Staples: 1.97%

Beverages: 0.54%
Other securities	29,093,571	0.54

Food & Staples Retailing: 0.48%
Other securities	25,512,198	0.48

Food Products: 0.49%
Other securities	26,006,074	0.49

Household Products: 0.17%
Other securities	9,014,875	0.17

Personal Products: 0.02%
Other securities	1,127,085	0.02

Tobacco: 0.27%
Other securities	14,269,016	0.27

Energy: 1.68%

Energy Equipment & Services: 0.14%
Other securities	7,294,460	0.14

Oil, Gas & Consumable Fuels: 1.54%
Other securities	81,953,804	1.54

Financials: 7.52%

Capital Markets: 1.38%
Other securities	73,474,079	1.38

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Commercial Banks: 1.00%
Wachovia Bank NA (l)	5.85%	2/1/2037	$1,000,000	$1,223,900	0.02%
Wachovia Bank NA (l)	6.60	1/15/2038	600,000	803,168	0.02
Wachovia Corporation (l)	5.25	8/1/2014	1,000,000	1,061,658	0.02
Wachovia Corporation (l)	5.50	8/1/2035	700,000	790,024	0.01
Wachovia Corporation (l)	5.63	10/15/2016	1,200,000	1,373,980	0.03
Wachovia Corporation (l)	5.75	6/15/2017	1,000,000	1,176,842	0.02
Wachovia Corporation (l)	5.75	2/1/2018	1,000,000	1,193,518	0.02
Wells Fargo & Company (l)	1.25	2/13/2015	1,500,000	1,514,177	0.03
Wells Fargo & Company (l)	1.50	7/1/2015	750,000	763,481	0.01
Wells Fargo & Company (l)	2.63	12/15/2016	1,000,000	1,055,546	0.02
Wells Fargo & Company (l)	3.50	3/8/2022	1,000,000	1,055,066	0.02
Wells Fargo & Company (l)	3.68	6/15/2016	1,000,000	1,084,536	0.02
Wells Fargo & Company (l)	3.75	10/1/2014	1,500,000	1,575,567	0.03
Wells Fargo & Company (l)	4.60	4/1/2021	1,250,000	1,427,633	0.03
Wells Fargo & Company (l)	5.63	12/11/2017	1,500,000	1,781,370	0.03
Wells Fargo Bank NA (l)	5.95	8/26/2036	350,000	432,089	0.01
Wells Fargo Capital X (l)	5.95	12/1/2086	500,000	510,000	0.01
Other securities				34,461,367	0.65

				53,283,922	1.00

Consumer Finance: 0.92%
Other securities				49,103,666	0.92

Diversified Financial Services: 2.67%
Other securities				141,919,954	2.67

Insurance: 1.00%
Other securities				53,291,344	1.00

Real Estate Management & Development: 0.02%
Other securities				1,044,338	0.02

REITs: 0.52%
Other securities				27,628,491	0.52

Thrifts & Mortgage Finance: 0.01%
Other securities				258,787	0.01

Health Care: 1.76%

Biotechnology: 0.24%
Other securities				12,888,704	0.24

Health Care Equipment & Supplies: 0.22%
Other securities				11,699,577	0.22

Health Care Providers & Services: 0.50%
Other securities				26,766,780	0.50

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Life Sciences Tools & Services: 0.06%
Other securities	$3,157,206	0.06%

Pharmaceuticals: 0.74%
Other securities	39,280,669	0.74

Industrials: 1.59%

Aerospace & Defense: 0.43%
Other securities	23,045,664	0.43

Air Freight & Logistics: 0.08%
Other securities	4,371,391	0.08

Airlines: 0.06%
Other securities	3,338,089	0.06

Building Products: 0.01%
Other securities	333,426	0.01

Commercial Services & Supplies: 0.22%
Other securities	11,574,360	0.22

Construction & Engineering: 0.01%
Other securities	520,085	0.01

Electrical Equipment: 0.10%
Other securities	5,108,859	0.10

Industrial Conglomerates: 0.14%
Other securities	7,432,048	0.14

Machinery: 0.22%
Other securities	11,679,982	0.22

Professional Services: 0.01%
Other securities	632,917	0.01

Road & Rail: 0.31%
Other securities	16,497,289	0.31

Information Technology: 1.14%

Communications Equipment: 0.15%
Other securities	7,911,796	0.15

Computers & Peripherals: 0.19%
Other securities	10,091,089	0.19

Electronic Equipment, Instruments & Components: 0.06%
Other securities	3,208,129	0.06

Internet Software & Services: 0.04%
Other securities	2,281,737	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

IT Services: 0.21%
Other securities	$11,451,242	0.21%

Office Electronics: 0.07%
Other securities	3,539,488	0.07

Semiconductors & Semiconductor Equipment: 0.14%
Other securities	7,401,546	0.14

Software: 0.28%
Other securities	15,074,487	0.28

Materials: 0.82%

Chemicals: 0.42%
Other securities	22,189,879	0.42

Construction Materials: 0.00%
Other securities	141,687	0.00

Containers & Packaging: 0.02%
Other securities	874,910	0.02

Metals & Mining: 0.28%
Other securities	15,094,248	0.28

Paper & Forest Products: 0.10%
Other securities	5,234,302	0.10

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
Other securities	41,970,961	0.79

Utilities: 1.82%

Electric Utilities: 1.41%
Other securities	75,318,835	1.41

Gas Utilities: 0.11%
Other securities	5,658,762	0.11

Independent Power Producers & Energy Traders: 0.03%
Other securities	1,455,006	0.03

Multi-Utilities: 0.25%
Other securities	13,595,945	0.25

Water Utilities: 0.02%
Other securities	897,125	0.02

Total Corporate Bonds and Notes (Cost $1,025,669,851)	1,120,983,079	21.06

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets
Foreign Government Bonds @: 24.50%
France Government Bond (EUR)	1.00-8.50%	4-25-2014 to 4-25-2060	68,350,000	$102,734,606	1.93%
Germany Government Bond (EUR)	1.50-6.50	7-4-2014 to 7-4-2044	53,605,000	83,558,613	1.57
Italy Buoni Poliennali del Tesoro (EUR)	2.50-9.00	4-1-2014 to 9-1-2040	89,580,000	120,076,071	2.26
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	16,646,932	0.31
Spain Government Bond (EUR)	2.75-6.00	4-30-2014 to 7-30-2041	44,602,000	58,745,916	1.11
United Kingdom Gilt (GBP)	4.75	12-7-2030	5,650,000	10,895,707	0.20
Other securities				911,170,169	17.12

Total Foreign Government Bonds (Cost $1,321,276,180)				1,303,828,014	24.50

U.S. Treasury Securities: 22.01%
U.S. Treasury Bond	2.75-8.00	11-15-2024 to 1-22-2044	$105,500,000	126,701,467	2.38
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	11,751,795	0.22
U.S. Treasury Note	0.25-11.25	3-31-2014 to 11-15-2022	504,420,000	543,785,254	10.22
U.S. Treasury Note «	0.13	12-31-2014	15,000,000	14,971,875	0.28
U.S. Treasury Note	0.25	4-30-2014	15,000,000	15,009,375	0.28
U.S. Treasury Note	0.25	6-30-2014	20,000,000	20,011,720	0.37
U.S. Treasury Note	0.25	9-30-2014	60,000,000	60,028,140	1.12
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,008,600	0.37
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,985,930	0.28
U.S. Treasury Note	0.25	8-15-2015	15,000,000	14,983,590	0.28
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,976,570	0.28
U.S. Treasury Note	0.38	3-15-2015	30,000,000	30,072,660	0.57
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,072,660	0.57
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,941,872	0.45
U.S. Treasury Note	0.63	11-30-2017	20,100,000	20,024,625	0.38
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,079,680	0.28
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,209,064	0.23
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,148,128	0.23
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,543,750	0.29
U.S. Treasury Note	1.63	8-15-2022	14,100,000	13,874,174	0.26
U.S. Treasury Note	2.00	11-15-2021	21,000,000	21,602,112	0.41
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,425,000	0.20
U.S. Treasury Note	2.25	5-31-2014	13,500,000	13,843,305	0.26
U.S. Treasury Note	2.38	2-28-2015	10,000,000	10,421,880	0.20
U.S. Treasury Note	2.63	8-15-2020	12,000,000	13,091,256	0.25
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,891,410	0.20
U.S. Treasury Note	3.50	5-15-2020	10,000,000	11,535,978	0.22
U.S. Treasury Note	3.63	8-15-2019	9,500,000	11,006,643	0.21
U.S. Treasury Note	3.63	2-15-2020	13,000,000	15,100,306	0.28
U.S. Treasury Note	3.63	2-15-2021	20,000,000	23,275,000	0.44

Total U.S. Treasury Securities (Cost $1,120,532,803)				1,171,373,819	22.01

Yankee Corporate Bonds and Notes: 3.43%

Consumer Discretionary: 0.04%

Media: 0.04%
Other securities				1,964,575	0.04

Consumer Staples: 0.04%

Beverages: 0.04%
Other securities				1,945,527	0.04

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Energy: 0.73%

Energy Equipment & Services: 0.04%
Other securities	$2,146,672	0.04%

Oil, Gas & Consumable Fuels: 0.69%
Other securities	36,750,624	0.69

Financials: 1.40%

Capital Markets: 0.05%
Other securities	2,623,394	0.05

Commercial Banks: 0.76%
Other securities	40,150,068	0.76

Diversified Financial Services: 0.55%
Other securities	29,501,331	0.55

Insurance: 0.04%
Other securities	2,302,827	0.04

Real Estate Management & Development: 0.00%
Other securities	140,862	0.00

Health Care: 0.16%

Pharmaceuticals: 0.16%
Other securities	8,441,959	0.16

Industrials: 0.14%

Aerospace & Defense: 0.01%
Other securities	803,050	0.01

Commercial Services & Supplies: 0.02%
Other securities	850,433	0.02

Industrial Conglomerates: 0.06%
Other securities	3,222,771	0.06

Machinery: 0.01%
Other securities	581,462	0.01

Road & Rail: 0.04%
Other securities	1,934,359	0.04

Materials: 0.25%

Chemicals: 0.04%
Other securities	2,011,128	0.04

Metals & Mining: 0.19%
Other securities	10,514,856	0.19

Paper & Forest Products: 0.02%
Other securities	1,001,767	0.02

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Telecommunication Services: 0.63%

Diversified Telecommunication Services: 0.35%
Other securities			$18,751,277	0.35%

Wireless Telecommunication Services: 0.28%
Other securities			14,755,600	0.28

Utilities: 0.04%

Independent Power Producers & Energy Traders: 0.01%
Other securities			518,357	0.01

Multi-Utilities: 0.02%
Other securities			1,165,898	0.02

Water Utilities: 0.01%
Other securities			279,056	0.01

Total Yankee Corporate Bonds and Notes (Cost $169,539,496)			182,357,853	3.43

	Yield	Shares
Short-Term Investments: 5.40%

Investment Companies: 5.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ## (l)(u)	0.13%	268,012,744	268,012,744	5.03
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.18	19,457,735	19,457,735	0.37

Total Short-Term Investments (Cost $287,470,479)			287,470,479	5.40

Total investments in securities
(Cost $5,350,531,380) *			5,539,799,248	104.09
Other assets and liabilities, net			(217,428,399)	(4.09)

Total net assets			$5,322,370,849	100.00%

%%	Security issued on a when-issued basis.
@	Foreign bond principal is denominated in local currency.
«	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued securities.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,352,142,227 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$247,933,802
Gross unrealized depreciation	(60,276,781)

Net unrealized appreciation	$187,657,021

The following table shows the percent of total long-term investments by geographic location as of February 28, 2013 (unaudited):

United States	71.12%
Japan	11.37%
United Kingdom	3.74%
France	2.72%
Italy	2.37%
Germany	2.21%
Canada	1.64%
Spain	1.23%
Netherlands	1.03%
Other	2.57%

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED STOCK PORTFOLIO

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSR, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 96.30%

Consumer Discretionary: 12.32%

Auto Components: 0.89%
Other securities		$73,571,653	0.89%

Automobiles: 1.15%
Toyota Motor Corporation	544,714	28,002,613	0.34
Other securities		66,995,497	0.81

		94,998,110	1.15

Distributors: 0.30%
Other securities		24,991,450	0.30

Diversified Consumer Services: 0.44%
Other securities		36,399,240	0.44

Hotels, Restaurants & Leisure: 1.79%
Other securities		148,093,895	1.79

Household Durables: 0.78%
Other securities		64,697,114	0.78

Internet & Catalog Retail: 0.62%
Amazon.com Incorporated †	82,627	21,835,837	0.26
Other securities		29,735,607	0.36

		51,571,444	0.62

Leisure Equipment & Products: 0.38%
Other securities		31,503,333	0.38

Media: 2.35%
Comcast Corporation Class A	360,000	14,324,400	0.17
Discovery Communications Incorporated Class A †«	191,402	14,035,509	0.17
Other securities		166,154,924	2.01

		194,514,833	2.35

Multiline Retail: 0.62%
Other securities		51,551,298	0.62

Specialty Retail: 1.91%
Home Depot Incorporated	202,530	13,873,305	0.17
Other securities		144,892,418	1.74

		158,765,723	1.91

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Textiles, Apparel & Luxury Goods: 1.09%
Other securities		$90,794,788	1.09%

Consumer Staples: 7.34%

Beverages: 1.68%
Coca-Cola Company	522,566	20,233,756	0.24
PepsiCo Incorporated «	352,863	26,736,430	0.32
Other securities		92,269,063	1.12

		139,239,249	1.68

Food & Staples Retailing: 1.60%
Wal-Mart Stores Incorporated «	226,643	16,041,792	0.19
Other securities		116,390,265	1.41

		132,432,057	1.60

Food Products: 1.99%
Nestle SA	286,403	20,014,293	0.24
Other securities		145,344,924	1.75

		165,359,217	1.99

Household Products: 0.88%
Procter & Gamble Company	623,682	47,512,095	0.57
Other securities		25,789,287	0.31

		73,301,382	0.88

Personal Products: 0.47%
Other securities		39,064,007	0.47

Tobacco: 0.72%
Philip Morris International Incorporated	226,350	20,767,613	0.25
Other securities		38,755,605	0.47

		59,523,218	0.72

Energy: 7.03%

Energy Equipment & Services: 1.35%
Schlumberger Limited	302,805	23,573,369	0.29
Other securities		88,753,327	1.06

		112,326,696	1.35

Oil, Gas & Consumable Fuels: 5.68%
Chevron Corporation	265,123	31,059,159	0.38
Exxon Mobil Corporation	617,631	55,308,856	0.67
Occidental Petroleum Corporation	184,762	15,211,455	0.18
Other securities		368,993,802	4.45

		470,573,272	5.68

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Financials: 20.97%

Capital Markets: 1.36%
Other securities		$112,500,601	1.36%

Commercial Banks: 7.57%
Australia & New Zealand Banking Group Limited	502,923	14,753,778	0.18
China Construction Bank	17,282,990	14,262,099	0.17
Commonwealth Bank of Australia	295,612	20,312,379	0.25
HSBC Holdings plc	1,621,308	17,989,555	0.22
Mitsubishi UFJ Financial Group Incorporated	2,600,970	14,395,270	0.17
National Australia Bank Limited	425,808	13,135,242	0.16
Wells Fargo & Company (l)	663,220	23,265,758	0.28
Westpac Banking Corporation	569,532	17,900,408	0.22
Other securities		491,280,101	5.92

		627,294,590	7.57

Consumer Finance: 0.27%
Other securities		22,832,482	0.27

Diversified Financial Services: 1.96%
Bank of America Corporation	2,458,566	27,609,696	0.33
Citigroup Incorporated	397,277	16,673,716	0.20
JPMorgan Chase & Company	514,977	25,192,675	0.31
Other securities		92,836,822	1.12

		162,312,909	1.96

Insurance: 3.64%
Other securities		301,545,659	3.64

Real Estate Management & Development: 1.03%
Other securities		85,835,425	1.03

REITs: 4.89%
Other securities		405,153,309	4.89

Thrifts & Mortgage Finance: 0.25%
Other securities		20,633,915	0.25

Health Care: 9.03%

Biotechnology: 1.56%
Other securities		129,179,908	1.56

Health Care Equipment & Supplies: 1.54%
Other securities		127,621,816	1.54

Health Care Providers & Services: 1.89%
Other securities		156,451,516	1.89

Health Care Technology: 0.22%
Other securities		18,646,716	0.22

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Life Sciences Tools & Services: 0.54%
Other securities		$44,389,828	0.54%

Pharmaceuticals: 3.28%
Johnson & Johnson Services Incorporated «	375,476	28,577,478	0.35
Merck & Company Incorporated «	411,858	17,598,692	0.21
Novartis AG	240,344	16,321,237	0.20
Pfizer Incorporated	997,450	27,300,207	0.33
Roche Holding AG Genusschein	62,397	14,292,794	0.17
Other securities		167,871,149	2.02

		271,961,557	3.28

Industrials: 12.18%

Aerospace & Defense: 1.20%
United Technologies Corporation	192,359	17,418,107	0.21
Other securities		82,238,761	0.99

		99,656,868	1.20

Air Freight & Logistics: 0.57%
United Parcel Service Incorporated Class B	163,200	13,488,480	0.16
Other securities		33,678,510	0.41

		47,166,990	0.57

Airlines: 0.43%
Other securities		35,974,044	0.43

Building Products: 0.51%
Other securities		42,157,398	0.51

Commercial Services & Supplies: 1.12%
Other securities		93,135,831	1.12

Construction & Engineering: 0.72%
Other securities		59,801,362	0.72

Electrical Equipment: 0.89%
Other securities		73,708,771	0.89

Electronic Equipment, Instruments & Components: 0.00%
Other securities		1,327	0.00

Industrial Conglomerates: 1.02%
General Electric Company	1,420,607	32,986,495	0.40
Other securities		51,711,421	0.62

		84,697,916	1.02

Machinery: 2.85%
Caterpillar Incorporated «	149,200	13,781,604	0.17
Other securities		222,292,727	2.68

		236,074,331	2.85

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Marine: 0.16%
Other securities		$12,874,031	0.16%

Professional Services: 0.50%
Other securities		41,374,683	0.50

Road & Rail: 1.15%
Union Pacific Corporation	107,300	14,711,903	0.18
Other securities		80,422,139	0.97

		95,134,042	1.15

Trading Companies & Distributors: 0.87%
Other securities		71,975,597	0.87

Transportation Infrastructure: 0.19%
Other securities		15,717,895	0.19

Information Technology: 14.30%

Communications Equipment: 1.28%
Cisco Systems Incorporated	1,211,049	25,250,372	0.31
QUALCOMM Incorporated	388,697	25,510,184	0.31
Other securities		55,358,974	0.66

		106,119,530	1.28

Computers & Peripherals: 2.13%
Apple Incorporated	214,588	94,719,143	1.14
Other securities		82,150,141	0.99

		176,869,284	2.13

Electronic Equipment, Instruments & Components: 1.35%
Other securities		111,959,182	1.35

Internet Software & Services: 1.74%
eBay Incorporated †	265,608	14,523,445	0.18
Google Incorporated Class A †	60,742	48,666,490	0.59
Other securities		80,723,879	0.97

		143,913,814	1.74

IT Services: 2.39%
International Business Machines Corporation	242,246	48,650,264	0.59
Visa Incorporated «	118,911	18,864,041	0.23
Other securities		130,665,963	1.57

		198,180,268	2.39

Office Electronics: 0.23%
Other securities		18,613,741	0.23

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Semiconductors & Semiconductor Equipment: 2.72%
Intel Corporation «	674,134	$14,055,694	0.17%
Samsung Electronics Company Limited	25,419	36,244,948	0.44
Taiwan Semiconductor Manufacturing Company Limited	3,873,298	13,660,564	0.17
Other securities		161,683,541	1.94

		225,644,747	2.72

Software: 2.46%
Microsoft Corporation	1,026,171	28,527,554	0.34
Oracle Corporation	857,415	29,375,038	0.35
Other securities		146,213,159	1.77

		204,115,751	2.46

Materials: 6.17%

Chemicals: 2.64%
Other securities		218,747,275	2.64

Construction Materials: 0.46%
Other securities		38,023,062	0.46

Containers & Packaging: 0.35%
Other securities		28,834,075	0.35

Metals & Mining: 2.34%
BHP Billiton Limited	589,538	22,322,956	0.27
Other securities		172,136,924	2.07

		194,459,880	2.34

Paper & Forest Products: 0.38%
Other securities		31,610,080	0.38

Telecommunication Services: 2.68%

Diversified Telecommunication Services: 1.44%
AT&T Incorporated	769,498	27,632,673	0.33
Verizon Communications Incorporated «	386,624	17,989,615	0.22
Other securities		74,273,123	0.89

		119,895,411	1.44

Wireless Telecommunication Services: 1.24%
Other securities		102,667,933	1.24

Utilities: 4.28%

Electric Utilities: 1.80%
Other securities		148,858,587	1.80

Gas Utilities: 0.93%
Other securities		77,243,299	0.93

Independent Power Producers & Energy Traders: 0.16%
Other securities		13,246,102	0.16

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Multi-Utilities: 1.22%
Other securities	$101,539,237	1.22%

Water Utilities: 0.17%
Other securities	14,115,077	0.17

Total Common Stocks (Cost $6,700,033,246)	7,983,739,631	96.30

Investment Companies: 0.02%
Other securities	1,439,564	0.02

Total Investment Companies (Cost $1,222,618)	1,439,564	0.02

Preferred Stocks: 0.74%

Consumer Discretionary: 0.07%

Automobiles: 0.05%
Other securities	4,252,508	0.05

Media: 0.01%
Other securities	280,144	0.01

Multiline Retail: 0.01%
Other securities	892,325	0.01

Consumer Staples: 0.12%

Beverages: 0.09%
Other securities	7,153,564	0.09

Food & Staples Retailing: 0.01%
Other securities	1,032,494	0.01

Household Products: 0.02%
Other securities	1,451,539	0.02

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Other securities	9,540,091	0.12

Financials: 0.23%

Capital Markets: 0.00%
Other securities	47,190	0.00

Commercial Banks: 0.23%
Other securities	19,435,416	0.23

Insurance: 0.00%
Other securities	379	0.00

Materials: 0.15%

Chemicals: 0.02%
Other securities	1,681,348	0.02

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Metals & Mining: 0.13%
Other securities	$11,080,585	0.13%

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.03%
Other securities	2,236,170	0.03

Utilities: 0.02%

Electric Utilities: 0.01%
Other securities	1,496,525	0.01

Independent Power Producers & Energy Traders: 0.01%
Other securities	416,018	0.01

Total Preferred Stocks (Cost $61,675,486)	60,996,296	0.74

Rights: 0.00%

Consumer Staples: 0.00%

Beverages: 0.00%
Other securities	2	0.00

Food & Staples Retailing: 0.00%
Other securities	17,779	0.00

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities	2,868	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities	202	0.00

Machinery: 0.00%
Other securities	1,965	0.00

Utilities: 0.00%

Electric Utilities: 0.00%
Other securities	17,280	0.00

Total Rights (Cost $0)	40,096	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Other securities	608	0.00

Hotels, Restaurants & Leisure: 0.00%
Other securities	4,343	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Media: 0.00%
Other securities			$211	0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Other securities			6,006	0.00

Food Products: 0.00%
Other securities			2,338	0.00

Energy : 0.00%

Energy Equipment & Services: 0.00%
Other securities			1,517	0.00

Oil, Gas & Consumable Fuels: 0.00%
Other securities			1,393	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			3,921	0.00

Materials: 0.00%

Metals & Mining: 0.00%
Other securities			282	0.00

Total Warrants (Cost $49,476)			20,619	0.00

	Yield	Shares

Short-Term Investments: 18.85%

Investment Companies: 18.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%	184,663,171	184,663,171	2.23
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18	1,377,874,904	1,377,874,904	16.62

Total Short-Term Investments (Cost $1,562,538,075)			1,562,538,075	18.85

Total investments in securities
(Cost $8,325,518,901) *			9,608,774,281	115.91
Other assets and liabilities, net			(1,318,749,995)	(15.91)

Total net assets			$8,290,024,286	100.00%

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—February 28, 2013

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $8,409,096,055 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,639,913,990
Gross unrealized depreciation	(440,235,764)

Net unrealized appreciation	$1,199,678,226

The following table shows percent of total long-term investments by geographic locations as of February 28, 2013 (unaudited):

United States	65.02%
Japan	7.05%
United Kingdom	3.09%
Australia	2.71%
Sourth Korea	1.75%
Canada	1.65%
Switzerland	1.54%
France	1.26%
Brazil	1.20%
Taiwan	1.19%
Germany	1.15%
Hong Kong	1.13%
China	1.01%
Other	10.25%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	99

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.87%
FHLB ±	0.31%	3-7-2013	$1,000,000	$1,000,012
FHLB ±	0.32	3-28-2013	1,000,000	1,000,137
FHLB ±	0.32	5-2-2013	1,000,000	1,000,326
FHLB ±	0.34	4-1-2013	1,000,000	1,000,168
FHLB ±	0.34	5-17-2013	1,000,000	1,000,446

Total Agency Securities (Cost $4,999,945)				5,001,089

Certificates of Deposit: 20.10%
Banco Del Estado De Chile	0.24	4-5-2013	2,000,000	2,000,100
Bank of Montreal	0.19	5-2-2013	1,000,000	1,000,000
Bank of Montreal	0.19	5-8-2013	3,000,000	3,000,000
Bank of Montreal	0.20	5-16-2013	2,000,000	2,000,040
Bank of Montreal	0.23	3-1-2013	3,000,000	3,000,000
Bank of Montreal	0.23	3-5-2013	500,000	500,005
Bank of Montreal	0.23	4-3-2013	3,000,000	3,000,180
Bank of Montreal	0.27	3-25-2013	2,000,000	2,000,160
Bank of Tokyo Mitsubishi LLC	0.16	3-6-2013	3,000,000	3,000,000
Bank of Tokyo Mitsubishi LLC	0.18	3-8-2013	3,000,000	3,000,000
Barclays Bank plc ±	0.79	6-28-2013	1,000,000	1,001,140
Barclays Bank plc ±	0.81	12-12-2013	5,000,000	5,010,000
Barclays Bank plc ±	0.91	9-30-2013	1,000,000	1,002,230
China Construction Bank	0.23	3-6-2013	2,000,000	2,000,020
Credit Agricole	0.19	3-1-2013	9,000,000	9,000,000
DNB Nor Bank ASA	0.30	5-14-2013	1,000,000	1,000,170
Mitsubishi UFJ Trust & Banking Corporation	0.23	5-1-2013	2,000,000	1,999,940
Mitsubishi UFJ Trust & Banking Corporation	0.25	4-10-2013	2,000,000	2,000,140
Mitsubishi UFJ Trust & Banking Corporation	0.25	4-11-2013	2,000,000	2,000,140
Mitsubishi UFJ Trust & Banking Corporation	0.28	5-9-2013	1,000,000	999,464
Mitsubishi UFJ Trust & Banking Corporation	0.29	4-12-2013	2,000,000	1,999,335
Mitsubishi UFJ Trust & Banking Corporation	0.29	5-14-2013	1,000,000	999,415
National Australia Bank Limited ±	1.50	1-30-2014	2,000,000	2,021,760
National Australia Bank Limited ±	1.55	1-17-2014	1,000,000	1,010,660
National Bank of Kuwait	0.18	3-1-2013	3,000,000	3,000,000
Natixis Cayman Islands	0.18	3-1-2013	11,000,000	11,000,000
Nordea Bank plc	0.25	3-28-2013	1,000,000	1,000,090
Norinchukin Bank	0.17	3-4-2013	5,000,000	5,000,000
Norinchukin Bank	0.25	5-6-2013	2,000,000	1,999,920
Norinchukin Bank	0.33	3-6-2013	2,000,000	2,000,040
Overseas Private Investment Corporation ø(i)	0.17	7-9-2026	1,000,000	1,000,000
Royal Bank of Canada ±	0.34	8-12-2013	2,000,000	2,001,040
Royal Bank of Canada ±	0.35	8-6-2013	1,000,000	1,000,490
Royal Bank of Canada ±	0.35	7-26-2013	2,000,000	2,000,660
Skandinaviska Enskilda Banken AG ±	0.58	12-3-2013	4,000,000	4,004,000
Societe Generale (New York)	0.38	4-10-2013	2,000,000	2,000,340
Societe Generale (New York)	0.38	4-11-2013	2,000,000	2,000,340
Standard Chartered Bank & Trust	0.24	5-3-2013	2,000,000	2,000,000
Standard Chartered Bank & Trust	0.27	6-4-2013	2,000,000	2,000,000
State Street Bank & Trust	0.22	3-7-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.25	4-8-2013	1,000,000	1,000,050

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corporation	0.25%	4-11-2013	$2,000,000	$2,000,120
Sumitomo Mitsui Banking Corporation	0.25	4-12-2013	1,000,000	1,000,060
Swedbank	0.17	3-1-2013	4,000,000	4,000,000
Toronto-Dominion Bank	0.19	5-8-2013	1,000,000	1,000,020
Toronto-Dominion Bank ±	0.25	11-15-2013	2,000,000	1,999,720
Toronto-Dominion Bank ±	0.30	7-26-2013	1,000,000	1,000,580
Toronto-Dominion Bank ±	0.30	10-21-2013	2,000,000	2,001,060
Toronto-Dominion Bank	0.31	9-13-2013	1,000,000	1,000,400
Westpac Banking Corporation	0.16	3-26-2013	2,000,000	2,000,020

Total Certificates of Deposit (Cost $115,530,220)				115,553,909

Commercial Paper: 50.96%
ABN AMRO Funding LLC 144A (z)	0.25	5-1-2013	3,000,000	2,998,800
Alpine Securitzation 144A (z)	0.18	3-13-2013	2,000,000	1,999,880
Alpine Securitzation 144A (z)	0.18	3-19-2013	1,000,000	999,910
Alpine Securitzation 144A (z)	0.18	3-20-2013	2,000,000	1,999,820
Alpine Securitzation 144A (z)	0.18	4-2-2013	2,000,000	1,999,680
Alpine Securitzation 144A (z)	0.18	4-3-2013	2,000,000	1,999,680
Anglesea Funding plc 144A (z)	0.40	3-4-2013	1,000,000	999,980
Anglesea Funding plc 144A (z)	0.40	3-5-2013	1,000,000	999,970
Anglesea Funding plc 144A (z)	0.42	4-3-2013	1,000,000	999,820
ANZ National Limited 144A (z)	0.20	4-24-2013	1,000,000	999,750
ASB Finance Limited 144A (z)	0.25	3-27-2013	1,000,000	999,820
ASB Finance Limited ±144A	0.38	4-8-2013	1,000,000	1,000,130
ASB Finance Limited ±144A	0.40	7-23-2013	1,000,000	1,000,230
ASB Finance Limited ±144A	0.44	9-5-2013	1,000,000	1,000,550
Australia & New Zealand Banking Group ±144A	0.34	11-18-2013	1,000,000	1,000,260
Banco De Credito E Inversiones 144A (z)	0.65	5-2-2013	2,000,000	1,999,180
Barclays Bank plc 144A (z)	0.35	5-29-2013	2,000,000	1,999,060
Bedford Row Funding Corporation 144A (z)	0.35	8-1-2013	1,000,000	998,430
BNZ International Funding Limited 144A (z)	0.24	3-5-2013	1,000,000	999,980
BNZ International Funding Limited ±144A	0.40	11-1-2013	2,000,000	1,999,820
BNZ International Funding Limited ±144A	0.41	10-2-2013	1,000,000	1,000,050
BPCE 144A (z)	0.37	4-1-2013	2,000,000	1,999,660
BPCE 144A (z)	0.37	4-9-2013	1,000,000	999,780
Caisse Centrale Desjardins du Quebec 144A (z)	0.21	5-9-2013	2,000,000	1,999,060
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	5-21-2013	2,000,000	1,998,860
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	5-28-2013	1,000,000	999,360
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	3-13-2013	1,000,000	999,940
Caisse Centrale Desjardins du Quebec 144A (z)	0.22	5-14-2013	1,000,000	999,490
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	3-4-2013	2,000,000	1,999,960
Caisse Centrale Desjardins du Quebec 144A (z)	0.25	3-5-2013	1,000,000	999,980
Charta LLC 144A (z)	0.18	3-27-2013	1,000,000	999,810

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	101

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Charta LLC 144A (z)	0.22%	3-15-2013	$2,000,000	$1,999,800
CNPC Finance 144A (z)	0.30	3-28-2013	1,000,000	999,850
CNPC Finance 144A (z)	0.35	5-6-2013	1,000,000	999,560
CNPC Finance 144A (z)	0.36	3-11-2013	1,000,000	999,950
CNPC Finance 144A (z)	0.36	4-23-2013	1,000,000	999,670
CNPC Finance 144A (z)	0.37	3-14-2013	2,000,000	1,999,860
CNPC Finance 144A (z)	0.38	4-17-2013	1,000,000	999,730
CNPC Finance 144A(z)	0.39	3-19-2013	2,000,000	1,999,820
Collateralized Commercial Paper Company LLC (z)	0.30	5-22-2013	2,000,000	1,998,840
Collateralized Commercial Paper Company LLC 144A (z)	0.30	6-5-2013	1,000,000	999,270
Collateralized Commercial Paper Company LLC (z)	0.32	4-10-2013	2,000,000	1,999,560
Collateralized Commercial Paper Company LLC 144A (z)	0.33	5-6-2013	2,000,000	1,999,120
Collateralized Commercial Paper Company LLC (z)	0.41	6-3-2013	3,000,000	2,997,870
Commonwealth Bank of Australia 144A (z)	0.22	5-6-2013	1,000,000	999,690
Commonwealth Bank of Australia ±144A	0.34	11-14-2013	2,000,000	1,999,960
Commonwealth Bank of Australia ±144A	0.36	11-29-2013	1,000,000	999,930
Concord Minutemen Capital Company 144A (z)	0.30	3-11-2013	1,000,000	999,920
Concord Minutemen Capital Company 144A (z)	0.31	3-5-2013	1,000,000	999,970
CPPIB Capital Incorporated 144A (z)	0.17	3-27-2013	1,000,000	999,880
CPPIB Capital Incorporated 144A (z)	0.17	4-3-2013	2,000,000	1,999,660
CPPIB Capital Incorporated 144A (z)	0.18	4-22-2013	1,000,000	999,690
CPPIB Capital Incorporated 144A (z)	0.20	3-26-2013	1,000,000	999,880
CPPIB Capital Incorporated 144A (z)	0.20	4-4-2013	1,000,000	999,830
CPPIB Capital Incorporated 144A (z)	0.21	3-5-2013	1,000,000	999,980
CPPIB Capital Incorporated 144A (z)	0.21	3-14-2013	2,000,000	1,999,900
CPPIB Capital Incorporated 144A (z)	0.22	3-20-2013	2,000,000	1,999,840
CPPIB Capital Incorporated 144A (z)	0.23	4-2-2013	1,000,000	999,840
CRC Funding LLC 144A (z)(p)	0.22	3-1-2013	1,000,000	999,990
Credit Agricole North America Incorporated (z)	0.38	4-8-2013	2,000,000	1,999,500
Credit Agricole North America Incorporated (z)	0.38	4-9-2013	2,000,000	1,999,480
Credit Suisse (New York) (z)	0.25	5-23-2013	3,000,000	2,998,590
Credit Suisse (New York) (z)	0.26	3-21-2013	3,000,000	2,999,700
Credit Suisse (New York) (z)	0.26	3-25-2013	1,000,000	999,880
Credit Suisse (New York) (z)	0.26	3-28-2013	2,000,000	1,999,720
Deutsche Bank Financial LLC (z)	0.25	5-13-2013	2,000,000	1,998,980
DNB Nor Bank ASA 144A (z)	0.24	5-21-2013	2,000,000	1,999,060
DNB Nor Bank ASA 144A (z)	0.25	5-7-2013	2,000,000	1,999,300
DNB Nor Bank ASA ±144A	0.46	9-20-2013	3,000,000	3,002,550
Gotham Funding Corporation 144A (z)(p)	0.21	4-5-2013	2,000,000	1,999,620
Gotham Funding Corporation 144A (z)(p)	0.21	4-8-2013	1,000,000	999,790
Gotham Funding Corporation 144A (z)(p)	0.21	4-12-2013	1,000,000	999,760
Gotham Funding Corporation 144A (z)(p)	0.21	4-24-2013	1,000,000	999,680
Gotham Funding Corporation 144A (z)(p)	0.23	3-12-2013	1,000,000	999,940
Gotham Funding Corporation 144A (z)(p)	0.24	3-21-2013	1,000,000	999,890
Gotham Funding Corporation 144A (z)(p)	0.25	3-4-2013	1,000,000	999,980
Gotham Funding Corporation 144A (z)(p)	0.25	3-7-2013	3,000,000	2,999,880
Govco LLC 144A (z)(p)	0.18	3-15-2013	2,000,000	1,999,780
Govco LLC 144A (z)(p)	0.18	3-27-2013	1,000,000	999,810
Govco LLC 144A (z)(p)	0.21	3-8-2013	1,000,000	999,940
Govco LLC 144A (z)(p)	0.21	3-22-2013	1,000,000	999,840

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Govco LLC 144A (z)(p)	0.22%	3-14-2013	$1,000,000	$999,900
HSBC Bank plc ±144A	0.44	10-15-2013	2,000,000	2,001,300
HSBC Bank plc ±144A	0.44	10-1-2013	2,000,000	2,001,180
JPMorgan Chase & Company ±	0.35	3-6-2013	2,000,000	2,000,000
Legacy Capital Company 144A (z)(p)	0.34	5-7-2013	2,000,000	1,999,180
Legacy Capital Company 144A (z)(p)	0.38	4-18-2013	1,000,000	999,720
Lexington Parker Capital Company LLC 144A (z)(p)	0.34	5-10-2013	2,000,000	1,998,480
Lexington Parker Capital Company LLC 144A (z)(p)	0.38	4-18-2013	2,000,000	1,999,080
Liberty Street Funding LLC 144A (z)(p)	0.18	3-1-2013	2,000,000	1,999,980
Liberty Street Funding LLC 144A (z)(p)	0.18	3-11-2013	1,000,000	999,940
Liberty Street Funding LLC 144A (z)(p)	0.18	3-12-2013	1,000,000	999,940
Liberty Street Funding LLC 144A (z)(p)	0.18	3-13-2013	1,000,000	999,930
Liberty Street Funding LLC 144A (z)(p)	0.18	3-14-2013	1,000,000	999,930
Liberty Street Funding LLC 144A (z)(p)	0.18	3-28-2013	1,000,000	999,852
Liberty Street Funding LLC 144A (z)(p)	0.19	4-23-2013	1,000,000	999,690
Liberty Street Funding LLC 144A (z)(p)	0.20	4-2-2013	1,000,000	999,820
Liberty Street Funding LLC 144A (z)(p)	0.25	3-25-2013	1,000,000	999,870
Lloyds Bank Plc (z)	0.17	3-1-2013	12,000,000	11,999,947
Los Angeles County CA Metropolitan Transportation Authority	0.23	4-4-2013	1,000,000	1,000,000
Manhattan Asset Funding Company LLC 144A (z)	0.19	3-4-2013	1,000,000	999,980
Manhattan Asset Funding Company LLC 144A (z)	0.19	3-5-2013	1,000,000	999,970
Market Street Funding Corporation 144A (z)	0.22	4-9-2013	1,000,000	999,820
Market Street Funding Corporation 144A (z)	0.22	4-16-2013	1,000,000	999,780
Market Street Funding Corporation 144A (z)	0.23	3-11-2013	1,000,000	999,950
Motiva Enterprises LLC (z)	0.18	3-11-2013	1,000,000	999,950
Motiva Enterprises LLC (z)	0.18	3-26-2013	1,000,000	999,870
Natexis US Finance Company LLC (z)	0.37	4-2-2013	3,000,000	2,999,400
Nationwide Building Society 144A (z)	0.29	6-25-2013	1,000,000	999,160
Nationwide Building Society 144A (z)	0.30	3-27-2013	1,000,000	999,850
Nationwide Building Society 144A (z)	0.30	3-28-2013	2,000,000	1,999,680
Nationwide Building Society 144A (z)	0.30	4-9-2013	1,000,000	999,770
Nationwide Building Society 144A (z)	0.30	5-13-2013	1,000,000	999,550
Nationwide Building Society 144A (z)	0.31	4-12-2013	2,000,000	1,999,500
Nationwide Building Society 144A (z)	0.55	4-4-2013	1,000,000	999,800
Northern Pines Funding LLC 144A (z)	0.19	3-1-2013	1,000,000	999,996
Oakland Alameda County CA Series A-2	0.20	3-15-2013	1,000,000	1,000,010
Old Line Funding LLC 144A (z)(p)	0.21	6-5-2013	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.19	3-25-2013	1,000,000	999,879
Oversea-Chinese Banking Corporation Limited (z)	0.19	3-28-2013	2,000,000	1,999,720
Oversea-Chinese Banking Corporation Limited (z)	0.19	4-29-2013	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.20	4-30-2013	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-28-2013	4,000,000	3,998,040
Oversea-Chinese Banking Corporation Limited (z)	0.20	5-29-2013	2,000,000	1,999,000
Prudential plc 144A (z)	0.27	4-29-2013	3,000,000	2,998,860
PSP Capital Incorporated 144A (z)	0.18	5-14-2013	2,000,000	1,999,100
PSP Capital Incorporated 144A (z)	0.18	5-15-2013	2,000,000	1,999,080
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-6-2013	1,000,000	999,970
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-14-2013	1,000,000	999,930
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-15-2013	1,000,000	999,920
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-18-2013	1,000,000	999,900
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-20-2013	3,000,000	2,999,670
Regency Markets No. 1 LLC 144A (z)(p)	0.18	3-27-2013	3,000,000	2,999,572

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	103

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Ridgefield Funding Company 144A (z)	0.38%	4-22-2013	$1,000,000	$999,740
San Francisco CA City & County Public Utilities Commission	0.22	5-21-2013	1,000,000	1,000,000
San Francisco CA City & County Public Utilities Commission	0.23	5-20-2013	1,000,000	1,000,000
SBAB Bank AB 144A (z)	0.30	4-2-2013	1,000,000	999,820
SBAB Bank AB 144A (z)	0.30	5-13-2013	1,000,000	999,500
SBAB Bank AB 144A (z)	0.31	5-22-2013	1,000,000	999,420
Sinochem Company Limited (z)	0.18	3-5-2013	1,000,000	999,980
Skandinaviska Enskilda Banken AG 144A (z)	0.26	6-18-2013	1,000,000	999,300
Skandinaviska Enskilda Banken AG 144A (z)	0.42	5-15-2013	2,000,000	1,999,240
Skandinaviska Enskilda Banken AG 144A (z)	0.60	7-8-2013	4,000,000	3,996,320
Societe Generale (North America) (z)	0.37	4-2-2013	2,000,000	1,999,600
Societe Generale (North America) (z)	0.38	4-3-2013	1,000,000	999,800
State Street Corporation (z)	0.18	4-22-2013	2,000,000	1,999,560
State Street Corporation (z)	0.18	5-1-2013	1,000,000	999,740
State Street Corporation (z)	0.22	3-12-2013	2,000,000	1,999,900
Straight-A Funding LLC 144A (z)(p)	0.19	3-8-2013	1,000,000	999,980
Sumitomo Trust & Banking Company 144A (z)	0.15	3-5-2013	3,000,000	2,999,940
Suncorp Group Limited 144A (z)	0.44	3-12-2013	1,000,000	999,940
Suncorp Group Limited 144A (z)	0.44	3-18-2013	1,000,000	999,910
Suncorp Group Limited 144A (z)	0.44	4-30-2013	1,000,000	999,610
Suncorp Group Limited 144A (z)	0.45	3-11-2013	1,000,000	999,950
Surrey Funding Corporation 144A (z)	0.20	4-4-2013	1,000,000	999,830
Surrey Funding Corporation 144A (z)	0.25	5-8-2013	1,000,000	999,620
Surrey Funding Corporation 144A (z)	0.31	3-8-2013	1,000,000	999,960
Swedbank (z)	0.25	3-26-2013	1,000,000	999,870
Swedbank (z)	0.26	3-25-2013	2,000,000	1,999,740
Swedbank (z)	0.26	3-27-2013	1,000,000	999,860
Swedbank (z)	0.28	3-20-2013	1,000,000	999,900
Swedbank (z)	0.34	8-1-2013	1,000,000	999,030
Swedbank (z)	0.49	7-3-2013	1,000,000	999,270
Swedbank (z)	0.50	7-1-2013	2,000,000	1,998,560
Swedbank (z)	0.50	7-2-2013	1,000,000	999,270
Sydney Capital Corporation 144A (z)(p)	0.25	3-12-2013	1,000,000	999,950
Sydney Capital Corporation 144A (z)(p)	0.25	4-9-2013	1,000,000	999,810
Sydney Capital Corporation 144A (z)(p)	0.28	3-14-2013	1,000,000	999,940
Thunder Bay Funding LLC 144A (z)(p)	0.21	6-5-2013	1,000,000	999,460
Thunder Bay Funding LLC 144A (z)(p)	0.21	6-17-2013	1,000,000	999,390
Toyota Credit Canada Incorporated (z)	0.25	3-15-2013	1,000,000	999,980
Toyota Credit Canada Incorporated (z)	0.25	3-19-2013	1,000,000	999,970
Toyota Credit de Puerto Rico (z)	0.21	5-10-2013	2,000,000	1,999,620
Toyota Credit de Puerto Rico (z)	0.25	3-22-2013	1,000,000	999,960
Toyota Motor Credit Corporation (z)	0.22	5-23-2013	2,000,000	1,999,300
Toyota Motor Credit Corporation (z)	0.27	3-4-2013	1,000,000	999,990
Toyota Motor Credit Corporation (z)	0.27	3-6-2013	1,000,000	999,990
UBS Finance Delaware LLC (z)	0.22	5-14-2013	3,000,000	2,998,740
UOB Funding LLC (z)	0.24	4-4-2013	1,000,000	999,840
Victory Receivables 144A (z)(p)	0.21	4-4-2013	1,000,000	999,810
Victory Receivables 144A (z)(p)	0.21	4-22-2013	1,000,000	999,700
Victory Receivables 144A (z)(p)	0.21	4-24-2013	3,000,000	2,999,040
Victory Receivables 144A (z)(p)	0.22	3-22-2013	2,000,000	1,999,760
Victory Receivables 144A (z)(p)	0.23	3-5-2013	1,000,000	999,970
Victory Receivables 144A (z)(p)	0.23	3-8-2013	1,000,000	999,960

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Victory Receivables 144A (z)(p)	0.23%	3-14-2013	$1,000,000	$999,930
Westpac Banking Corporation ±144A	0.34	11-8-2013	2,000,000	2,000,360
Westpac Banking Corporation ±144A	0.35	1-16-2014	2,000,000	1,999,860
Westpac Securities NZ Limited ±144A	0.38	4-8-2013	1,000,000	1,000,160
Westpac Securities NZ Limited ±144A	0.40	10-25-2013	2,000,000	2,000,840
Westpac Securities NZ Limited ±144A	0.46	7-22-2013	1,000,000	1,000,830
Westpac Securities NZ Limited ±144A	0.50	4-15-2013	1,000,000	1,000,540
White Point Funding Incorporated 144A (z)	0.42	3-11-2013	1,000,000	999,940
Working Capital Management Company 144A (z)(p)	0.22	3-18-2013	1,000,000	999,920
Working Capital Management Company 144A (z)(p)	0.22	3-22-2013	1,000,000	999,900
Working Capital Management Company 144A (z)(p)	0.22	3-26-2013	1,000,000	999,880

Total Commercial Paper (Cost $292,912,051)				292,944,186

Corporate Bonds and Notes: 1.36%

Financials: 1.15%

Consumer Finance: 0.70%
Toyota Motor Credit Corporation ±	0.31	12-9-2013	2,000,000	1,999,698
Toyota Motor Credit Corporation ±	0.38	7-19-2013	2,000,000	2,001,336

				4,001,034

Diversified Financial Services: 0.45%
GBG LLC 144Aø	0.12	9-1-2027	179,000	179,000
LTF Real Estate LLC 144Aø	0.27	6-1-2033	380,000	380,000
MetLife Institutional Funding ±144A	0.56	4-3-2013	2,000,000	2,000,206

				2,559,206

Health Care: 0.21%

Health Care Providers & Services: 0.21%
ACTS Retirement Life Communities Incorporated ø	0.22	11-15-2029	219,000	219,000
Providence Health & Services ø	0.20	10-1-2042	1,000,000	1,000,000

				1,219,000

Total Corporate Bonds and Notes (Cost $7,778,596)				7,779,240

Municipal Obligations: 10.24%

Alabama: 0.17%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.14	11-15-2046	1,000,000	1,000,000

California: 0.80%
California HFA Series B (Housing Revenue, FNMA LOC) ø	0.14	8-1-2036	100,000	100,000
California Series A-1 PUTTER (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ±144A	0.12	5-30-2013	3,000,000	3,000,000
San Bernardino County CA Flood Control District (Miscellaneous Revenue, Bank of America NA LOC) ø	0.13	8-1-2037	500,000	500,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.16	12-1-2033	955,000	955,000

				4,555,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	105

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.38%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.19%	10-1-2033	$945,000	$945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.12	5-1-2038	1,000,000	1,000,000
Colorado HFA Taxable MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.16	5-1-2050	250,000	250,000

				2,195,000

Florida: 0.51%
Jacksonville FL Capital Projects Series A (Utilities Revenue, Bank of America NA LOC) ø	0.14	10-1-2034	1,960,000	1,960,000
Miami-Dade County FL Eclipse Funding Trust (Tax Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) ø	0.12	7-1-2013	990,000	990,000

				2,950,000

Georgia: 0.17%
Richmond County GA Development Authority Health Project Series A (Health Revenue, JPMorgan Chase & Company LOC) ø	0.11	7-1-2037	975,000	975,000

Illinois: 0.35%
Cook County IL Various Projects Series D (Tax Revenue) ø	0.19	11-1-2030	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) ø	0.14	3-1-2014	1,000,000	1,000,000

				2,000,000

Maryland: 0.35%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.22	7-1-2032	970,000	970,000
Maryland CDA Series 2006-G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.13	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.16	1-1-2029	545,000	545,000

				2,015,000

Massachusetts: 0.06%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.16	10-1-2031	315,000	315,000

Michigan: 0.35%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.16	9-1-2033	1,000,000	1,000,000
Michigan Housing Development Authority Series A (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.14	10-1-2037	1,000,000	1,000,000

				2,000,000

Minnesota: 0.20%
Minnesota HFA Residential Housing Series T (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.20	7-1-2048	155,000	155,000
Minnesota Office of Higher Education Supplemental Student Loan Project Series B (Education Revenue, Royal Bank of Canada LOC) ø	0.11	8-1-2047	1,000,000	1,000,000

				1,155,000

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.52%
Nebraska Central Plains Gas Project #2 Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.11%	8-1-2039	$2,985,000	$2,985,000

New Jersey: 0.35%
New Jersey Turnpike Authority Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E41 (Tax Revenue, Royal Bank of Canada LOC) 144Aø	0.32	1-1-2018	1,000,000	1,000,000
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.13	4-15-2014	1,000,000	1,000,000

				2,000,000

New Mexico: 0.17%
New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue, Royal Bank of Canada SPA) ø	0.11	11-1-2039	1,000,000	1,000,000

New York: 0.93%
Abraham Joshua Hesehal School New York Series 2010 (Education Revenue, TD Bank NA LOC) ø	0.17	1-1-2040	250,000	250,000
New York HFA Biltmore Tower Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.11	5-15-2034	1,000,000	1,000,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ) ø	0.11	5-15-2041	2,000,000	2,000,000
New York HFA Victory Housing Project Series 2004-A (Housing Revenue, FHLMC Insured, FHLMC LIQ) ø	0.11	11-1-2033	500,000	500,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.31	10-1-2031	825,000	825,000
PFOTER Series TNP-1004 (Resource Recovery Revenue, Ambac Insured, Bank of America NA LIQ) 144Aø	0.75	1-29-2046	369,000	369,000
PFOTER Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	7-26-2013	400,000	400,000

				5,344,000

Ohio: 0.72%
Lancaster OH Port Authority Series 2008 (Energy Revenue, Royal Bank of Canada SPA) ø	0.11	5-1-2038	1,980,000	1,980,000
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.19	9-1-2039	199,000	199,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.14	9-1-2038	1,000,000	1,000,000
Warren County OH Health Care Facilities Otterbein Homes Series 1998-B (Health Revenue, U.S. Bank NA LOC) ø	0.10	7-1-2023	925,000	925,000

				4,104,000

Oregon: 0.17%
Oregon Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	5-1-2035	1,000,000	1,000,000

Pennsylvania: 0.74%
Pennsylvania Housing Finance Agency PFOTER Series PT-4653 (Housing Revenue, Bank of America NA LIQ) 144Aø	0.13	10-1-2039	605,000	605,000
Pennsylvania Public School Building Authority (Education Revenue, AGM Insured) ø	0.11	6-1-2032	1,000,000	1,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	107

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
PFOTER Series TNP-1003 (Education Revenue, Bank of America NA LIQ) 144Aø	0.75%	6-1-2047	$670,000	$670,000
Philadelphia PA IDA City Service Agreement Series 2012 (Miscellaneous Revenue)	0.50	4-1-2013	1,000,000	999,970
Philadelphia PA Series 2005 C-2 (Airport Revenue, Royal Bank of Canada LOC) ø	0.11	6-15-2025	960,000	960,000

				4,234,970

Puerto Rico: 0.17%
Puerto Rico Sales Tax Financing Corporation Series 3036 (Tax Revenue) ø	0.11	8-1-2057	1,000,000	1,000,000

South Carolina: 0.35%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.18	1-1-2050	1,000,000	1,000,000
York County SC PCR Natural Rural Utilities Cooperative Finance Corporation South Carolina Electric Membership Corporation Project Series 2000 B-3 (Utilities Revenue)	0.30	3-1-2013	1,000,000	1,000,000

				2,000,000

Tennessee: 0.50%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ø	0.17	7-1-2033	480,000	480,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool Series 2004 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	7-1-2034	1,980,000	1,980,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool Series 2006 (Miscellaneous Revenue, Bank of America NA LOC) ø	0.17	2-1-2036	405,000	405,000

				2,865,000

Texas: 1.71%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.13	12-1-2032	1,875,000	1,875,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.12	6-1-2029	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 4262 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.12	8-30-2013	4,000,000	4,000,000
Pasadena TX Independent School District Series B (Tax Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.17	2-1-2035	1,000,000	1,000,000
Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series E-18 (Miscellaneous Revenue, Royal Bank of Canada LOC, Royal Bank of Canada SPA) 144Aø	0.11	6-1-2032	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø	0.41	12-15-2026	860,068	860,068
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.17	6-1-2045	100,000	100,000

				9,835,068

Utah: 0.14%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø	0.12	11-1-2045	817,000	817,000

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—February 28, 2013

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.43%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø	0.19%	5-1-2030	$480,000	$480,000
Wisconsin PFA Housing Project Series 2011 (Housing Revenue, Bank of America NA LOC) ø	0.30	1-1-2042	1,000,000	1,000,000
Wisconsin Public Power PUTTER Series 1232 (Utilities Revenue, BHAC/Ambac Insured, JPMorgan Chase & Company LIQ) ø	0.14	7-1-2013	1,000,000	1,000,000

				2,480,000

Total Municipal Obligations (Cost $58,825,068)				58,825,038

Repurchase Agreements ^^: 15.33%
Bank of Nova Scotia, dated 2-28-2013, maturity value $8,000,042 (1)	0.19	3-1-2013	8,000,000	8,000,000
Barclays Capital Incorporated, dated 2-28-2013, maturity value $4,000,024 (2)	0.22	3-1-2013	4,000,000	4,000,000
BNP Paribas Securities Corporation, dated 2-28-2013, maturity value $10,000,056 (3)	0.20	3-1-2013	10,000,000	10,000,000
BNP Paribas Securities Corporation, dated 2-22-2013, maturity value $2,000,066 (4)	0.17	3-1-2013	2,000,000	2,000,000
Credit Agricole, dated 2-28-2013, maturity value $4,000,018 (5)	0.16	3-1-2013	4,000,000	4,000,000
Deutsche Bank Securities, dated 2-28-2013, maturity Value $8,000,051 (6)	0.23	3-1-2013	8,000,000	8,000,000
Goldman Sachs & Company, dated 2-1-2013, maturity value $6,002,852 (7)±(i)§	0.29	4-1-2013	6,000,000	6,000,000
Goldman Sachs & Company, dated 2-22-2013, maturity value $1,000,035 (8)	0.18	3-1-2013	1,000,000	1,000,000
GX Clarke & Company, dated 2-28-2013, maturity value $2,000,014 (9)	0.26	3-1-2013	2,000,000	2,000,000
JPMorgan Securities, dated 2-1-2013, maturity value $4,000,747 (10)±	0.24	3-1-2013	4,000,000	4,000,000
RBC Capital Markets, dated 2-28-2013, maturity value $2,000,057 (11)	0.17	3-6-2013	2,000,000	2,000,000
RBC Capital Markets, dated 2-28-2013, maturity value $8,000,042 (12)	0.19	3-1-2013	8,000,000	8,000,000
RBS Securities Incorporated, dated 2-28-2013, maturity value $8,000,044 (13)	0.20	3-1-2013	8,000,000	8,000,000
Societe Generale NY, dated 2-28-2013, maturity value $1,000,006 (14)	0.23	3-1-2013	1,000,000	1,000,000
Societe Generale NY, dated 2-28-2013, maturity value $17,135,086 (15)	0.18	3-1-2013	17,135,000	17,135,000
Societe Generale NY, dated 2-28-2013, maturity value $3,000,093 (16)	0.16	3-7-2013	3,000,000	3,000,000

Total Repurchase Agreements (Cost $88,135,000)				88,135,000

	Yield
Short-Term Investments: 1.04%

U.S. Treasury Securities: 1.04%
U.S. Treasury Bill (z)	0.12	8-15-2013	2,000,000	1,998,864
U.S. Treasury Bill (z)	0.13	8-22-2013	2,000,000	1,998,816
U.S. Treasury Bill (z)	0.14	8-29-2013	2,000,000	1,998,744

Total Short-Term Investments (Cost $5,996,263)				5,996,424

Total investments in securities (Cost $574,177,143)*	99.90%	574,234,886
Other assets and liabilities, net	0.10	582,384

Total net assets	100.00%	$574,817,270

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	109

WELLS FARGO ADVANTAGE SHORT-TERM INVESTMENT PORTFOLIO

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

(p)	Asset-backed commercial paper

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.50%, 4-1-2026 to 12-1-2042, fair value including accrued interest is $8,240,000.

(2)	U.S. government securities, 0.00% to 5.85%, 6-28-2013 to 1-15-2037, fair value including accrued interest is $4,080,004.

(3)	U.S. government securities, 0.25% to 1.25%, 12-15-2015 to 2-29-2020, fair value including accrued interest is $10,200,000.

(4)	U.S. government securities, 0.00% to 4.02%, 12-1-2025 to 2-1-2043, fair value including accrued interest is $2,060,000.
(5)	U.S. government securities, 0.25%, 2-28-2015, fair value including accrued interest is $4,080,000.

(6)	U.S. government securities, 2.18% to 6.00%, 10-1-2033 to 1-15-2048, fair value including accrued interest is $8,240,000.

(7)	U.S. government securities, 0.00% to 4.50%, 3-19-2013 to 9-1-2042, fair value including accrued interest is $6,165,055.

(8)	U.S. government securities, 2.18% to 7.00%, 4-1-2019 to 5-1-2047, fair value including accrued interest is $1,030,000.

(9)	U.S. government securities, 0.00% to 11.25%, 3-15-2013 to 2-15-2043, fair value including accrued interest is $2,040,068.

(10)	Commercial paper, 0.00% to 0.80%, 3-5-2013 to 11-19-2013, fair value including accrued interest is $4,080,009.

(11)	U.S. government security, 2.50%, 11-1-2027, fair value including accrued interest is $2,060,000.

(12)	U.S. government securities, 0.00% to 6.50%, 2-1-2023 to 9-1-2044, fair value including accrued interest is $8,240,000.

(13)	U.S. government securities, 1.89% to 5.29%, 3-1-2021 to 3-1-2043, fair value including accrued interest is $8,240,030.

(14)	U.S. government securities, 0.25% to 3.00%, 9-6-2013 to 10-15-2042, fair value including accrued interest is $1,026,259.

(15)	U.S. government securities, 0.55% to 7.50%, 2-26-2016 to 3-1-2043, fair value including accrued interest is $17,647,854.

(16)	U.S. government securities, 3.50% to 4.00%, 11-1-2031 to 2-1-2043, fair value including accrued interest is $3,090,000.

§	Security is subject to a demand feature which reduces the effective maturity.

Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
*	Cost for federal income tax purposes is $574,177,143 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$57,743
Gross unrealized depreciation	0

Net unrealized appreciation	$57,743

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—February 28, 2013

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$5,233,506,214	$8,022,970,448	$486,099,886
In affiliated securities, at value (see cost below)	306,293,034	1,585,803,833	0
In repurchase agreements, at amortized cost	0	0	88,135,000

Total investments, at value (see cost below)	5,539,799,248	9,608,774,281	574,234,886
Cash	0	0	445
Segregated cash	0	8,259,500	0
Foreign currency, at value (see cost below)	7,595,606	41,271,873	0
Receivable for investments sold	5,009,274	1,475,541	565,007
Principal paydown receivable	89,831	0	0
Receivable for dividends and interest	37,390,759	14,213,500	91,889
Receivable for securities lending income	2,973	371,753	0
Prepaid expenses and other assets	3,263	9,622	5,434

Total assets	5,589,890,954	9,674,376,070	574,897,661

Liabilities
Payable for investments purchased	246,948,774	4,524,629	0
Payable upon receipt of securities loaned	19,457,735	1,377,874,904	0
Payable for daily variation margin on open futures contracts	0	160,625	0
Advisory fee payable	992,232	1,499,103	43,632
Custodian and accounting fees payable	65,228	244,237	9,882
Professional fees payable	49,745	41,715	24,506
Accrued expenses and other liabilities	6,391	6,571	2,371

Total liabilities	267,520,105	1,384,351,784	80,391

Total net assets	$5,322,370,849	$8,290,024,286	$574,817,270

Investments in unaffiliated securities (including securities on loan), at cost	$5,045,945,253	$6,743,774,708	$574,177,143

Investments in affiliated securities, at cost	$304,586,127	$1,581,744,193	$0

Total investments, at cost	$5,350,531,380	$8,325,518,901	$574,177,143

Securities on loan, at value	$19,082,248	$1,341,979,627	$0

Foreign currency, at cost	$7,550,620	$41,582,194	$0

The accompanying notes are an integral part of these financial statements.

Statements of operations—year ended February 28, 2013	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Dividends*	$0	$164,566,196	$0
Interest**	121,175,467	111,099	1,375,344
Securities lending income, net	34,534	6,059,645	0
Income from affiliated securities	991,206	758,836	0

Total investment income	122,201,207	171,495,776	1,375,344

Expenses
Advisory fee	12,631,166	22,153,784	527,970
Custody and accounting fees	386,926	1,566,309	44,718
Professional fees	57,823	48,746	36,157
Shareholder report expenses	13,563	12,319	9,107
Trustees’ fees and expenses	12,012	12,005	12,436
Other fees and expenses	78,267	154,288	16,121

Total expenses	13,179,757	23,947,451	646,509
Less: Fee waivers and/or expense reimbursements	(656,738)	(3,646,423)	0

Net expenses	12,523,019	20,301,028	646,509

Net investment income	109,678,188	151,194,748	728,835

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	23,258,410	216,128,472	59,783
Affiliated securities	137,598	291,544	0
Futures transactions	0	31,239,457	0

Net realized gains on investments	23,396,008	247,659,473	59,783

Net change in unrealized gains (losses) on:
Unaffiliated securities	(69,056,967)	470,817,657	54,744
Affiliated securities	386,891	2,058,815	0
Futures transactions	0	(15,120,797)	0

Net change in unrealized gains (losses) on investments	(68,670,076)	457,755,675	54,744

Net realized and unrealized gains (losses) on investments	(45,274,068)	705,415,148	114,527

Net increase in net assets resulting from operations	$64,404,120	$856,609,896	$843,362

* Net of foreign dividend withholding taxes in the amount of	$0	$7,241,634	$0
** Net of foreign interest withholding taxes in the amount of	$1,296,400	$0	$16

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Fixed Income Portfolio
	Year ended February 28, 2013	Year ended February 29, 2012

Operations
Net investment income	$109,678,188	$113,360,487
Net realized gains on investments	23,396,008	40,793,256
Net change in unrealized gains (losses) on investments	(68,670,076)	154,825,020

Net increase in net assets resulting from operations	64,404,120	308,978,763

Capital share transactions
Contributions	1,398,744,816	1,188,403,780
Withdrawals	(738,178,695)	(692,293,729)

Net increase in net assets resulting from capital share transactions	660,566,121	496,110,051

Total increase in net assets	724,970,241	805,088,814

Net assets
Beginning of period	4,597,400,608	3,792,311,794

End of period	$5,322,370,849	$4,597,400,608

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	113

	Diversified Stock Portfolio
	Year ended February 28, 2013	Year ended February 29, 2012

Operations
Net investment income	$151,194,748	$105,026,738
Net realized gains on investments	247,659,473	161,685,813
Net change in unrealized gains (losses) on investments	457,755,675	(141,258,476)

Net increase in net assets resulting from operations	856,609,896	125,454,075

Capital share transactions
Contributions	1,942,191,142	1,725,737,499
Withdrawals	(1,276,247,856)	(704,510,357)

Net increase in net assets resulting from capital share transactions	665,943,286	1,021,227,142

Total increase in net assets	1,522,553,182	1,146,681,217

Net assets
Beginning of period	6,767,471,104	5,620,789,887

End of period	$8,290,024,286	$6,767,471,104

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Short-Term Investment Portfolio
	Year ended February 28, 2013	Year ended February 29, 2012

Operations
Net investment income	$728,835	$577,464
Net realized gains on investments	59,783	3,474
Net change in unrealized gains (losses) on investments	54,744	(4,578)

Net increase in net assets resulting from operations	843,362	576,360

Capital share transactions
Contributions	243,994,698	172,320,496
Withdrawals	(142,471,626)	(93,094,375)

Net increase in net assets resulting from capital share transactions	101,523,072	79,226,121

Total increase in net assets	102,366,434	79,802,481

Net assets
Beginning of period	472,450,836	392,648,355

End of period	$574,817,270	$472,450,836

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	115

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return	Portfolio turnover rate

Diversified Fixed Income Portfolio
March 1, 2012 to February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
March 1, 2011 to February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
March 1, 2010 to February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
March 1, 2009 to February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%
March 1, 2008 to February 28, 2009	4.18%	0.35%	0.35%	0.00%	51%

Diversified Stock Portfolio
March 1, 2012 to February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
March 1, 2011 to February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
March 1, 2010 to February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
March 1, 2009 to February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%
March 1, 2008 to February 28, 2009	2.02%	0.43%	0.42%	(46.36)%	29%

Short-Term Investment Portfolio
March 1, 2012 to February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
March 1, 2011 to February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
March 1, 2010 to February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
March 1, 2009 to February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A
March 1, 2008 to February 28, 2009	2.32%	0.19%	0.18%	0.92%	N/A

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the rates of exchange in effect on the day of valuation at a time specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On February 28, 2013, fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Portfolios’ Valuation Procedures.

Debt securities of sufficient credit quality acquired with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	117

fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the rates of exchange at a time specified by the Management Valuation Team on the date of valuation. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may be subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	119

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of February 28, 2013, the inputs used in valuing investments in securities, which were carried at fair value, were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Fixed Income Portfolio

Agency securities	$0	$1,473,786,004	$0	$1,473,786,004

Corporate bonds and notes	0	1,120,983,079	0	1,120,983,079

Foreign government bonds	0	1,303,828,014	0	1,303,828,014

U.S. Treasury securities	1,171,373,819	0	0	1,171,373,819

Yankee corporate bonds and notes	0	182,357,853	0	182,357,853

Short-term investments
Investment companies	268,012,744	19,457,735	0	287,470,479
	$1,439,386,563	$4,100,412,685	$0	$5,539,799,248
Diversified Stock Portfolio

Equity securities
Common stocks	$7,961,589,777	$22,050,961	$98,893	$7,983,739,631
Investment companies	1,439,564	0	0	1,439,564
Preferred stocks	59,015,693	1,980,603	0	60,996,296
Rights	0	40,096	0	40,096
Warrants	0	20,619	0	20,619

Short-term investments
Investment companies	184,663,171	1,377,874,904	0	1,562,538,075
	$8,206,708,205	$1,401,967,183	$98,893	$9,608,774,281

120	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Short-Term Investment Portfolio

Agency securities	$0	$5,001,089	$0	$5,001,089

Certificates of deposit	0	115,553,909	0	115,553,909

Commercial paper	0	292,944,186	0	292,944,186

Corporate bonds and notes	0	7,779,240	0	7,779,240

Municipal obligations	0	58,825,038	0	58,825,038

Repurchase agreements	0	88,135,000	0	88,135,000

Short-term investments
U.S. Treasury securities	5,996,424	0	0	5,996,424
	$5,996,424	$568,238,462	$0	$574,234,886

Further details on the major security types listed above can be found in the Portfolio of Investments or Summary Portfolio of Investments.

As of February 28, 2013, the inputs used in valuing Diversified Stock Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Diversified Stock Portfolio	$381,744	$0	$0	$381,744
+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended February 28, 2013, the Portfolios did not have any transfers into/out of Level 1 or Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.30% and declining to 0.24% as the average daily net assets of Diversified Fixed Income Portfolio increase. Funds Management is entitled to receive an annual advisory fee starting 0.35% and declining to 0.29% as the average daily net assets of Diversified Stock Portfolio increase. Funds Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the year ended February 28, 2013, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.26%
Diversified Stock Portfolio	0.30
Short-Term Investment Portfolio	0.10

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees related to subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income

Notes to financial statements	Wells Fargo Advantage Dow Jones Target Date Funds	121

Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.10% and declining to 0.05% as the average daily net assets of each respective Portfolio increases.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 2013 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$2,485,671,114	$794,561,527	$1,736,152,561	$357,199,620
Diversified Stock Portfolio	0	2,169,951,167	0	1,268,866,783

6. DERIVATIVE TRANSACTIONS

During the year ended February 28, 2013, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At February 28, 2013, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at February 28, 2013	Unrealized gains (losses)
3-15-2013	533 Long	Russell 2000 Index	$48,513,660	$145,278
3-15-2013	683 Long	S&P 500 E-Mini Index	51,679,195	422,358
3-15-2013	655 Long	MSCI EAFE Index	54,328,975	(390,366)
3-15-2013	443 Long	S&P Midcap 400 Index	48,805,310	204,474

Diversified Stock Portfolio had an average notional amount of $159,656,083 in long futures contracts during the year ended February 28, 2013. As of February 28, 2013, Diversified Stock Portfolio had segregated $8,259,500 as cash collateral for open futures contracts.

On February 28, 2013, the cumulative unrealized gains on futures contracts in the amount of $381,744 is reflected in net unrealized gains (losses) on investments on the Statements of Assets and Liabilities for Diversified Stock Portfolio. The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains or losses on futures contracts are reflected in the Statements of Operations.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement ofs Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments or summary portfolio of investments (for the Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio), of the Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and the Wells Fargo Advantage Short-Term Investment Portfolio, three of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of February 28, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Portfolios of the Wells Fargo Master Trust as of February 28, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-years then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

April 26, 2013

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended February 28, 2013:

Dividends-received deduction
Target Today Fund	6.97%
Target 2010 Fund	10.08
Target 2015 Fund	14.87
Target 2020 Fund	21.36
Target 2025 Fund	26.26
Target 2030 Fund	32.92
Target 2035 Fund	40.28
Target 2040 Fund	42.33
Target 2045 Fund	46.72
Target 2050 Fund	42.06
Target 2055 Fund	49.73

Pursuant to Section 852 of the Internal Revenue Code, the following amounts were designated as long-term capital gain distributions for the fiscal year ended February 28, 2013:

Long-term capital gain distributions
Target Today Fund	$5,974,434
Target 2010 Fund	8,611,526
Target 2015 Fund	7,934,658
Target 2020 Fund	31,287,713
Target 2025 Fund	38,400,099
Target 2030 Fund	38,546,522
Target 2035 Fund	14,973,014
Target 2040 Fund	29,337,696
Target 2045 Fund	5,803,090
Target 2050 Fund	17,263,849

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended February 28, 2013 have been designated as qualified dividend income (QDI):

QDI
Target Today Fund	$2,459,823
Target 2010 Fund	2,879,113
Target 2015 Fund	4,504,446
Target 2020 Fund	17,842,338
Target 2025 Fund	18,238,555
Target 2030 Fund	20,710,742
Target 2035 Fund	11,526,164
Target 2040 Fund	17,135,747
Target 2045 Fund	6,307,600
Target 2050 Fund	11,841,507
Target 2055 Fund	288,680

124	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

For the fiscal year ended February 28, 2013, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-related dividends
Target Today Fund	$11,753,604
Target 2010 Fund	9,524,513
Target 2015 Fund	8,062,242
Target 2020 Fund	17,779,885
Target 2025 Fund	10,872,937
Target 2030 Fund	7,132,445
Target 2035 Fund	1,746,986
Target 2040 Fund	1,201,080
Target 2045 Fund	162,812
Target 2050 Fund	299,941
Target 2055 Fund	7,875

For the fiscal year ended February 28, 2013, the following amounts have been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Short-term capital gain dividends
Target Today Fund	$1,395,871
Target 2015 Fund	1,374,553
Target 2020 Fund	4,455,310
Target 2025 Fund	4,780,752
Target 2030 Fund	1,753,496
Target 2035 Fund	1,752,551
Target 2040 Fund	1,033,503
Target 2045 Fund	825,553
Target 2050 Fund	2,131,481

For the fiscal year ended February 28, 2013, the following percentage of ordinary income distributed was derived from interest on U.S. government securities:

Ordinary income distributed
Target Today Fund	12.17%
Target 2010 Fund	12.15
Target 2015 Fund	9.64
Target 2020 Fund	7.76
Target 2025 Fund	5.77
Target 2030 Fund	4.36
Target 2035 Fund	2.59
Target 2040 Fund	1.59
Target 2055 Fund	1.04

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 135 funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Coast Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization,
		since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust
*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 74 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available,without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

128	Wells Fargo Advantage Dow Jones Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

215342 04-13 AOUTLD/AR003 2-13

ITEM 2. CODE OF ETHICS

As of the end of the period, February 28, 2013, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2012 and February 28, 2013 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended February 29, 2012 and February 28, 2013, the Audit Fees were $433,613 and $595,110, respectively.

(b)

Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended February 29, 2012 and February 28, 2013 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended February 29, 2012 and February 28, 2013 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended February 29, 2012 and February 28, 2013, the Tax Fees were $36,520 and $32,300, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended February 29, 2012 and February 28, 2013, the Tax Fees were $71,750 and $73,550, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended February 29, 2012 and February 28, 2013.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended February 29, 2012 and February 28, 2013, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. PORTFOLIO OF INVESTMENTS

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 27.69%
FFCB	0.39%	12-17-2015	$1,000,000	$998,521
FFCB	2.63	4-17-2014	2,600,000	2,670,598
FHLB	2.75	3-13-2015	1,000,000	1,048,901
FHLB	3.00	3-1-2028	14,000,000	14,682,500
FHLB	3.00	10-1-2042	9,927,099	10,239,066
FHLB	3.00	11-1-2042	4,965,765	5,121,819
FHLB	3.00	1-1-2043	9,982,422	10,297,493
FHLB	3.50	5-1-2014	39,267	39,682
FHLB	3.50	8-1-2020	432,418	456,268
FHLB	3.50	9-1-2020	68,193	71,954
FHLB	3.50	10-1-2020	847,482	894,226
FHLB	3.50	11-1-2020	1,146,397	1,209,628
FHLB	3.50	11-1-2020	534,690	564,182
FHLB	3.50	11-1-2020	714,055	732,886
FHLB	3.50	12-1-2020	520,188	548,880
FHLB	3.50	1-1-2021	32,317	34,099
FHLB	3.50	4-1-2021	634,708	669,716
FHLB	3.50	4-1-2021	30,286	31,957
FHLB	3.50	12-1-2025	7,155,481	7,699,969
FHLB	4.00	6-1-2024	60,428	64,223
FHLB	4.00	7-1-2025	826,103	877,734
FHLB	4.00	4-1-2026	4,110,702	4,368,905
FHLB	4.00	11-1-2040	5,657,302	6,112,412
FHLB	4.00	1-1-2041	9,748,941	10,362,603
FHLB	4.00	2-1-2041	4,074,007	4,394,108
FHLB	4.00	4-1-2041	6,657,266	7,236,507
FHLB	4.50	6-1-2014	76,200	77,462
FHLB	4.50	3-1-2023	138,203	147,251
FHLB	4.50	3-1-2023	57,395	61,153
FHLB	4.50	11-1-2023	120,879	128,793
FHLB	4.50	2-1-2024	143,354	152,739
FHLB	4.50	5-1-2024	158,773	169,118
FHLB	4.50	9-1-2024	57,391	61,130
FHLB	4.50	9-1-2024	100,992	107,573
FHLB	4.50	12-1-2024	196,759	209,579
FHLB	4.50	2-1-2041	1,287,752	1,384,556
FHLB	4.50	2-1-2041	8,693,061	9,642,653
FHLB	4.50	4-1-2041	4,738,889	5,095,126
FHLB	4.75	12-16-2016	1,000,000	1,163,302
FHLB	4.88	9-8-2017	1,000,000	1,180,991
FHLB	5.00	11-17-2017	2,000,000	2,389,566
FHLB	5.00	7-1-2025	2,094,194	2,244,060
FHLB	5.00	1-1-2040	3,075,378	3,362,184
FHLB	5.25	6-18-2014	2,500,000	2,663,675
FHLB	5.38	5-18-2016	3,250,000	3,761,709
FHLB	5.38	9-30-2022	100,000	129,488
FHLB	5.50	12-1-2035	1,532,373	1,674,083
FHLB	6.00	1-1-2032	46,525	51,423
FHLB	6.00	4-1-2033	53,955	60,310
FHLB	6.00	7-1-2036	91,930	100,719

2	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLB	6.00%	9-1-2036	$588,439	$644,696
FHLB	6.00	11-1-2036	800,834	877,396
FHLB	6.00	11-1-2036	57,435	62,764
FHLB	6.00	5-1-2037	370,439	405,275
FHLB	6.00	6-1-2037	432,402	473,065
FHLB	6.00	8-1-2037	861,060	942,034
FHLB	6.00	9-1-2037	6,177	6,758
FHLB	6.00	9-1-2037	424,692	465,306
FHLB	6.00	10-1-2037	59,122	64,682
FHLB	6.00	10-1-2037	49,225	53,854
FHLB	6.00	11-1-2037	116,645	127,614
FHLB	6.00	11-1-2037	202,830	222,528
FHLB	6.00	12-1-2037	174,303	190,695
FHLB	6.00	12-1-2037	139,374	152,480
FHLB	6.00	12-1-2037	320,908	351,086
FHLB	6.00	6-1-2038	224,209	246,204
FHLB	6.00	7-1-2038	176,705	193,322
FHLB	6.00	8-1-2039	819,617	895,669
FHLB	6.00	12-1-2039	178,443	195,223
FHLB	6.00	5-1-2040	2,994,123	3,275,691
FHLMC	0.42	6-19-2015	1,000,000	1,000,006
FHLMC	0.48	1-4-2016	1,000,000	1,000,030
FHLMC	0.50	2-5-2015	250,000	250,215
FHLMC	0.55	2-13-2015	200,000	200,581
FHLMC	0.55	2-27-2015	200,000	200,580
FHLMC	0.63	12-29-2014	2,500,000	2,515,265
FHLMC	0.65	1-30-2015	200,000	200,723
FHLMC	0.70	9-27-2016	250,000	249,975
FHLMC	0.80	1-13-2015	200,000	200,729
FHLMC	0.85	2-24-2016	300,000	301,410
FHLMC	0.88	3-7-2018	2,000,000	1,996,016
FHLMC	1.00	7-30-2014	2,000,000	2,021,918
FHLMC	1.00	6-30-2015	500,000	502,736
FHLMC	1.00	2-24-2016	200,000	201,473
FHLMC	1.00	9-27-2017	250,000	250,670
FHLMC	1.00	11-9-2017	500,000	500,572
FHLMC	1.07	2-14-2018	1,500,000	1,499,846
FHLMC	1.25	8-1-2019	2,000,000	1,998,392
FHLMC	1.25	10-2-2019	5,000,000	4,965,915
FHLMC	1.75	9-10-2015	1,000,000	1,034,092
FHLMC	2.00	7-17-2017	1,000,000	1,007,165
FHLMC	2.00	7-30-2019	100,000	101,053
FHLMC	2.25	1-23-2017	200,000	203,810
FHLMC	2.50	4-23-2014	1,250,000	1,282,968
FHLMC	2.88	2-9-2015	2,750,000	2,886,598
FHLMC	3.00	7-28-2014	1,000,000	1,038,018
FHLMC	3.00	7-10-2019	500,000	504,699
FHLMC	3.00	8-8-2019	500,000	505,730
FHLMC	3.00	9-1-2021	1,195,788	1,263,611
FHLMC	3.00	9-1-2026	200,536	210,626

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	3

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	3.00%	10-1-2026	$4,283,053	$4,498,544
FHLMC	3.00	11-1-2026	419,180	440,270
FHLMC	3.00	11-1-2026	69,372	72,863
FHLMC	3.00	12-1-2026	8,237,123	8,651,553
FHLMC	3.00	1-1-2027	3,984,936	4,185,428
FHLMC	3.00	3-1-2027	886,480	937,453
FHLMC	3.00	8-1-2027	2,766,107	2,905,277
FHLMC %%	3.00	3-1-2043	5,000,000	5,152,344
FHLMC ±	3.15	10-1-2036	144,994	154,644
FHLMC	3.50	2-1-2042	16,131,004	17,034,052
FHLMC %%	3.50	3-1-2043	18,500,000	19,476,792
FHLMC	3.75	3-27-2019	1,900,000	2,185,203
FHLMC	4.00	3-1-2014	237,151	239,763
FHLMC	4.00	5-1-2023	105,955	112,644
FHLMC	4.00	2-1-2024	249,286	265,023
FHLMC	4.00	5-1-2024	139,630	148,401
FHLMC	4.00	5-1-2024	264,273	280,872
FHLMC	4.00	8-1-2024	326,983	347,521
FHLMC	4.00	2-1-2025	481,948	512,070
FHLMC	4.00	3-1-2025	2,998,775	3,186,199
FHLMC	4.00	6-1-2025	305,303	324,384
FHLMC	4.00	6-1-2025	1,045,581	1,110,930
FHLMC	4.00	7-1-2025	31,915	33,910
FHLMC	4.00	8-1-2025	188,521	200,304
FHLMC	4.00	10-1-2025	101,810	108,173
FHLMC	4.00	3-1-2026	660,757	702,261
FHLMC	4.00	5-1-2026	682,536	725,408
FHLMC	4.00	5-1-2029	633,154	678,846
FHLMC	4.00	9-1-2031	737,881	791,131
FHLMC	4.00	10-1-2033	25,362	27,070
FHLMC	4.00	8-1-2036	7,056	7,500
FHLMC	4.00	4-1-2039	936,204	1,024,830
FHLMC	4.00	5-1-2039	484,051	514,217
FHLMC	4.00	6-1-2039	321,651	341,697
FHLMC	4.00	2-1-2040	525,333	558,073
FHLMC	4.00	9-1-2040	3,024,108	3,214,464
FHLMC	4.00	10-1-2040	600,798	638,616
FHLMC	4.00	10-1-2040	13,290	14,126
FHLMC	4.00	10-1-2040	2,237,058	2,431,702
FHLMC	4.00	11-1-2040	340,675	362,120
FHLMC	4.00	12-1-2040	146,475	155,695
FHLMC	4.00	12-1-2040	7,025,873	7,468,127
FHLMC	4.00	4-1-2041	36,966	39,316
FHLMC	4.00	6-1-2041	596,579	634,504
FHLMC	4.00	6-1-2041	14,234	15,139
FHLMC	4.00	10-1-2041	66,923	71,177
FHLMC	4.00	10-1-2041	489,296	528,658
FHLMC	4.00	11-1-2041	453,916	482,772
FHLMC	4.00	11-1-2041	99,793	106,137
FHLMC	4.00	11-1-2041	61,840	65,771

4	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	4.00%	11-1-2041	$37,497	$39,881
FHLMC	4.00	11-1-2041	524,028	557,341
FHLMC	4.00	1-1-2042	3,800,594	4,042,203
FHLMC	4.00	1-1-2042	182,818	194,440
FHLMC	4.00	2-1-2042	83,522	88,832
FHLMC	4.38	7-17-2015	1,000,000	1,094,765
FHLMC	4.50	4-1-2018	81,243	86,511
FHLMC	4.50	8-1-2018	1,136,274	1,209,022
FHLMC	4.50	10-1-2018	233,334	248,464
FHLMC	4.50	5-1-2023	1,371,069	1,460,831
FHLMC	4.50	4-1-2024	132,524	143,838
FHLMC	4.50	8-1-2024	847,616	913,439
FHLMC	4.50	11-1-2024	315,298	336,580
FHLMC	4.50	2-1-2025	918,440	989,762
FHLMC	4.50	8-1-2035	97,377	104,302
FHLMC	4.50	9-1-2035	146,365	156,774
FHLMC	4.50	1-1-2037	131,714	140,833
FHLMC	4.50	10-1-2038	703,688	752,408
FHLMC	4.50	2-1-2039	73,233	78,303
FHLMC	4.50	5-1-2039	115,046	123,011
FHLMC	4.50	6-1-2039	3,641,900	3,894,049
FHLMC	4.50	9-1-2039	2,375,591	2,540,067
FHLMC	4.50	10-1-2039	375,298	401,282
FHLMC	4.50	10-1-2039	436,837	467,081
FHLMC	4.50	1-1-2040	3,409,896	3,744,016
FHLMC	4.50	2-1-2040	10,104,369	11,009,195
FHLMC	4.50	3-1-2040	4,284,543	4,757,923
FHLMC	4.50	8-1-2040	2,366,979	2,539,734
FHLMC	4.50	9-1-2040	530,289	568,993
FHLMC	4.50	9-1-2040	3,867,996	4,247,004
FHLMC	4.50	2-1-2041	128,566	138,231
FHLMC	4.50	4-1-2041	5,963,095	6,411,359
FHLMC	4.50	7-1-2041	293,796	315,881
FHLMC	4.50	10-1-2041	2,446,844	2,616,252
FHLMC ±	4.64	6-1-2038	1,048,427	1,113,610
FHLMC	4.75	11-17-2015	2,000,000	2,234,178
FHLMC	4.88	6-13-2018	1,700,000	2,038,264
FHLMC	5.00	1-1-2022	1,147,470	1,232,276
FHLMC	5.00	7-1-2022	2,605	2,791
FHLMC	5.00	7-1-2022	37,983	40,790
FHLMC	5.00	7-1-2022	81,087	86,890
FHLMC	5.00	7-1-2022	52,271	56,012
FHLMC	5.00	9-1-2022	56,691	60,748
FHLMC	5.00	6-1-2023	68,333	73,116
FHLMC	5.00	6-1-2023	10,487	11,221
FHLMC	5.00	6-1-2023	23,116	24,734
FHLMC	5.00	10-1-2023	8,043	8,606
FHLMC	5.00	4-1-2024	4,733	5,060
FHLMC	5.00	8-1-2024	31,215	33,371
FHLMC	5.00	10-1-2024	448,103	479,050

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	5

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.00%	10-1-2024	$454,371	$485,751
FHLMC	5.00	5-1-2025	841,382	900,278
FHLMC	5.00	8-1-2033	2,451,476	2,713,806
FHLMC	5.00	11-1-2033	241,367	262,142
FHLMC	5.00	3-1-2034	237,552	256,810
FHLMC	5.00	7-1-2035	1,133,429	1,223,901
FHLMC	5.00	8-1-2035	369,780	399,296
FHLMC	5.00	9-1-2035	1,006,145	1,132,686
FHLMC	5.00	4-1-2036	132,425	142,995
FHLMC	5.00	12-1-2036	128,311	138,192
FHLMC	5.00	2-1-2037	198,125	213,382
FHLMC	5.00	3-1-2039	749,862	826,519
FHLMC	5.00	8-1-2039	1,527,879	1,679,439
FHLMC	5.00	8-1-2039	9,036,014	9,863,172
FHLMC	5.00	9-1-2039	2,661,430	2,909,632
FHLMC	5.00	12-1-2039	3,061,620	3,383,501
FHLMC	5.00	6-1-2040	6,455,756	7,096,143
FHLMC	5.00	6-1-2040	6,327,106	6,954,733
FHLMC	5.13	11-17-2017	1,000,000	1,197,911
FHLMC	5.25	4-18-2016	650,000	747,184
FHLMC	5.50	8-13-2014	2,500,000	2,693,030
FHLMC	5.50	7-18-2016	650,000	758,094
FHLMC	5.50	12-1-2016	35,768	38,082
FHLMC	5.50	8-1-2017	2,140	2,293
FHLMC	5.50	8-23-2017	3,000,000	3,625,494
FHLMC	5.50	9-1-2017	40,878	43,851
FHLMC	5.50	10-1-2017	2,786	2,985
FHLMC	5.50	11-1-2017	401,357	413,485
FHLMC	5.50	11-1-2017	40,074	43,020
FHLMC	5.50	12-1-2017	1,215,025	1,303,386
FHLMC	5.50	3-1-2018	48,811	52,269
FHLMC	5.50	2-1-2019	575,446	612,671
FHLMC	5.50	6-1-2019	42,870	46,046
FHLMC	5.50	1-1-2022	38,224	41,103
FHLMC	5.50	5-1-2022	74,614	80,234
FHLMC	5.50	11-1-2023	192,451	207,487
FHLMC	5.50	12-1-2024	1,079,834	1,167,908
FHLMC	5.50	12-1-2033	455,889	503,605
FHLMC	5.50	12-1-2034	414,937	453,309
FHLMC	5.50	1-1-2035	1,191,636	1,300,346
FHLMC	5.50	6-1-2035	648,999	722,178
FHLMC	5.50	1-1-2036	261,706	285,581
FHLMC	5.50	2-1-2036	304,402	332,171
FHLMC	5.50	7-15-2036	600,000	807,463
FHLMC	5.50	12-1-2036	421,802	458,832
FHLMC	5.50	2-1-2037	416,698	452,499
FHLMC	5.50	3-1-2037	415,189	450,860
FHLMC	5.50	4-1-2037	88,772	96,398
FHLMC	5.50	1-1-2038	997,003	1,084,530
FHLMC	5.50	4-1-2038	1,131,850	1,228,383

6	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	5-1-2038	$806,857	$880,868
FHLMC	5.50	5-1-2038	4,288,147	4,653,884
FHLMC	5.50	5-1-2038	2,614,509	2,837,501
FHLMC	5.50	7-1-2038	762,493	827,526
FHLMC	5.50	7-1-2038	576,977	626,187
FHLMC	5.50	8-1-2038	997,979	1,085,592
FHLMC	5.50	9-1-2038	189,516	205,680
FHLMC	5.50	8-1-2039	1,688,487	1,843,368
FHLMC	5.50	11-1-2039	1,928,217	2,096,290
FHLMC	5.50	3-1-2040	4,628,068	5,025,689
FHLMC	5.50	4-1-2040	2,582,620	2,804,507
FHLMC ±	5.54	4-1-2037	103,469	109,615
FHLMC ±	5.63	8-1-2038	862,811	929,779
FHLMC	6.00	6-1-2021	1,275	1,409
FHLMC	6.00	3-1-2022	72,811	79,264
FHLMC	6.00	5-1-2022	6,281	6,934
FHLMC	6.00	7-1-2022	149,844	165,256
FHLMC	6.00	8-1-2022	11,225	12,336
FHLMC	6.00	9-1-2022	194,951	214,259
FHLMC	6.00	3-1-2023	403,538	443,505
FHLMC	6.00	9-1-2023	160,497	177,232
FHLMC	6.00	11-1-2033	662,997	741,091
FHLMC	6.00	7-1-2034	548,610	606,717
FHLMC	6.00	1-1-2036	88,447	98,865
FHLMC	6.00	2-1-2036	930,839	1,019,830
FHLMC	6.00	11-1-2036	246,173	269,707
FHLMC	6.00	11-1-2036	533,344	582,833
FHLMC	6.00	12-1-2036	97,426	106,740
FHLMC	6.00	2-1-2037	6,172	6,762
FHLMC	6.00	3-1-2037	341,222	373,844
FHLMC	6.00	3-1-2037	52,837	57,805
FHLMC	6.00	4-1-2037	4,512	4,936
FHLMC	6.00	8-1-2037	51,008	55,805
FHLMC	6.00	8-1-2037	115,279	126,120
FHLMC	6.00	8-1-2037	140,505	153,718
FHLMC	6.00	8-1-2037	307,967	336,929
FHLMC	6.00	8-1-2037	211,228	231,950
FHLMC	6.00	9-1-2037	13,722	15,012
FHLMC	6.00	9-1-2037	70,099	76,691
FHLMC	6.00	10-1-2037	135,823	148,595
FHLMC	6.00	10-1-2037	90,836	99,560
FHLMC	6.00	11-1-2037	51,749	56,615
FHLMC	6.00	11-1-2037	418,317	458,829
FHLMC	6.00	12-1-2037	134,742	147,413
FHLMC	6.00	12-1-2037	1,206,408	1,319,859
FHLMC	6.00	1-1-2038	81,171	88,804
FHLMC	6.00	2-1-2038	180,131	197,071
FHLMC	6.00	2-1-2038	55,140	60,326
FHLMC	6.00	5-1-2038	143,626	157,716
FHLMC	6.00	6-1-2038	101,789	111,361

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FHLMC	6.00%	6-1-2038	$110,820	$121,242
FHLMC	6.00	6-1-2038	106,635	116,663
FHLMC	6.00	7-1-2038	269,956	295,342
FHLMC	6.00	7-1-2038	1,012,285	1,107,480
FHLMC	6.00	8-1-2038	37,339	40,851
FHLMC	6.00	8-1-2038	145,440	159,117
FHLMC	6.00	8-1-2038	243,956	266,897
FHLMC	6.00	9-1-2038	138,152	151,144
FHLMC	6.00	9-1-2038	161,988	177,222
FHLMC	6.00	9-1-2038	146,588	160,373
FHLMC	6.00	10-1-2038	140,012	153,179
FHLMC	6.00	12-1-2038	3,419	3,741
FHLMC	6.00	3-1-2039	70,768	77,423
FHLMC	6.00	4-1-2039	204,651	223,640
FHLMC	6.00	6-1-2039	8,807	9,635
FHLMC	6.00	8-1-2039	216,241	236,306
FHLMC	6.00	9-1-2039	246,449	269,317
FHLMC	6.00	10-1-2039	8,829	9,648
FHLMC	6.25	7-15-2032	500,000	726,133
FHLMC	6.50	6-1-2036	208,234	236,886
FHLMC	6.50	10-1-2037	163,804	186,461
FHLMC	6.50	12-1-2037	267,872	299,843
FHLMC	6.50	3-1-2038	104,996	119,586
FHLMC	6.50	3-1-2038	377,946	418,654
FHLMC	6.50	1-1-2039	68,598	78,087
FHLMC	6.50	4-1-2039	545,556	621,015
FHLMC	6.50	4-1-2039	968,047	1,101,943
FHLMC	6.75	3-15-2031	1,000,000	1,506,625
FICO	9.65	11-2-2018	500,000	730,791
FNMA ¤	0.00	6-1-2017	300,000	288,201
FNMA ¤	0.00	10-9-2019	200,000	176,164
FNMA	0.38	3-16-2015	2,500,000	2,502,960
FNMA	0.38	12-21-2015	2,000,000	1,997,228
FNMA	0.50	11-21-2014	1,500,000	1,500,729
FNMA	0.50	4-17-2015	4,000,000	4,015,816
FNMA	0.50	5-27-2015	2,500,000	2,507,890
FNMA	0.50	7-30-2015	500,000	500,377
FNMA	0.50	8-20-2015	750,000	750,617
FNMA	0.50	11-27-2015	1,250,000	1,250,631
FNMA	0.55	2-26-2016	250,000	250,332
FNMA	0.55	5-6-2016	500,000	500,191
FNMA	0.65	5-29-2015	1,250,000	1,250,885
FNMA	0.75	12-19-2014	4,000,000	4,032,536
FNMA	0.75	11-24-2015	1,000,000	1,000,937
FNMA	0.80	2-13-2015	500,000	502,709
FNMA	0.88	8-28-2014	2,000,000	2,018,316
FNMA	0.88	10-26-2017	250,000	251,034
FNMA	0.88	12-20-2017	2,000,000	2,003,104
FNMA	0.88	2-8-2018	2,000,000	2,000,852
FNMA	0.90	11-7-2017	250,000	250,195

8	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	0.95%	8-23-2017	$1,000,000	$1,002,905
FNMA	1.00	8-29-2016	1,000,000	1,001,400
FNMA	1.05	11-15-2017	1,000,000	1,003,721
FNMA	1.13	6-27-2014	2,000,000	2,023,816
FNMA	1.20	3-8-2017	200,000	200,025
FNMA	1.25	9-28-2016	4,000,000	4,095,920
FNMA	1.25	3-6-2017	100,000	100,015
FNMA	1.38	11-15-2016	2,000,000	2,060,454
FNMA	1.55	10-29-2019	1,000,000	1,000,708
FNMA	1.63	10-26-2015	1,000,000	1,031,956
FNMA	1.70	10-4-2019	125,000	125,142
FNMA	1.75	1-30-2019	200,000	201,579
FNMA	1.88	10-15-2015	200,000	207,101
FNMA	2.20	10-25-2022	150,000	148,468
FNMA	2.25	10-17-2022	1,000,000	1,001,253
FNMA	2.38	7-28-2015	1,500,000	1,571,468
FNMA	2.38	4-11-2016	1,000,000	1,059,794
FNMA	2.38	1-13-2022	2,580,000	2,680,824
FNMA	2.50	5-15-2014	1,500,000	1,540,953
FNMA ±	2.55	3-1-2036	62,354	66,604
FNMA	2.63	11-20-2014	700,000	728,543
FNMA ±	2.65	2-1-2042	4,911,781	5,129,101
FNMA ±	2.73	10-1-2037	542,141	577,804
FNMA	2.75	3-13-2014	2,000,000	2,052,334
FNMA ±	2.83	3-1-2037	126,572	135,156
FNMA ±	2.94	3-1-2041	3,856,942	4,036,164
FNMA ±	2.97	6-1-2035	247,799	264,688
FNMA	3.00	9-16-2014	2,500,000	2,607,473
FNMA	3.00	10-1-2021	10,610,860	11,230,932
FNMA	3.00	11-1-2026	3,602,623	3,796,263
FNMA	3.00	8-1-2027	3,313,991	3,494,189
FNMA	3.00	9-1-2027	2,865,803	3,021,631
FNMA	3.00	9-1-2027	2,447,886	2,580,990
FNMA	3.00	9-1-2027	11,196,449	11,805,255
FNMA	3.00	9-1-2027	4,036,218	4,255,687
FNMA	3.00	10-1-2027	4,737,719	4,995,333
FNMA %%	3.00	3-1-2028	26,000,000	27,365,000
FNMA	3.00	9-1-2042	3,008,503	3,117,679
FNMA	3.00	9-1-2042	44,811	46,437
FNMA	3.00	9-1-2042	846,650	877,374
FNMA	3.00	9-1-2042	690,404	715,458
FNMA	3.00	10-1-2042	5,398,128	5,594,021
FNMA	3.00	10-1-2042	1,478,126	1,531,766
FNMA	3.00	11-1-2042	9,873,438	10,231,736
FNMA	3.00	12-1-2042	9,948,943	10,312,701
FNMA %%	3.00	3-1-2043	20,000,000	20,706,250
FNMA ±	3.03	3-1-2041	6,068,876	6,357,224
FNMA	3.40	9-27-2032	250,000	251,114
FNMA ±	3.47	10-1-2040	3,768,385	3,981,167
FNMA	3.50	11-1-2025	3,906,417	4,143,854

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.50%	12-1-2025	$8,408,973	$9,043,587
FNMA	3.50	12-1-2026	13,288,613	14,096,311
FNMA	3.50	1-1-2036	29,362	31,092
FNMA	3.50	10-1-2040	2,090,649	2,212,541
FNMA	3.50	12-1-2040	265,371	280,843
FNMA	3.50	1-1-2041	1,571,441	1,668,464
FNMA	3.50	1-1-2041	51,715	54,730
FNMA	3.50	1-1-2041	158,896	168,160
FNMA	3.50	1-1-2041	63,282	66,971
FNMA	3.50	1-1-2041	499,432	528,551
FNMA	3.50	2-1-2041	679,164	723,218
FNMA	3.50	2-1-2041	114,009	120,656
FNMA	3.50	2-1-2041	660,014	698,495
FNMA	3.50	2-1-2041	3,829,820	4,053,112
FNMA	3.50	9-1-2042	10,023,325	10,620,250
FNMA	3.50	9-1-2042	14,576,712	15,490,360
FNMA %%	3.50	3-1-2043	36,500,000	38,598,750
FNMA	4.00	6-1-2019	606,145	651,038
FNMA	4.00	2-1-2024	18,673	19,998
FNMA	4.00	3-1-2024	913,197	977,976
FNMA	4.00	4-1-2024	1,733,818	1,856,811
FNMA	4.00	5-1-2024	61,543	65,909
FNMA	4.00	6-1-2024	197,948	211,990
FNMA	4.00	6-1-2024	564,683	604,740
FNMA	4.00	6-1-2024	390,690	418,405
FNMA	4.00	9-1-2024	148,751	159,303
FNMA	4.00	10-1-2024	182,232	195,159
FNMA	4.00	1-1-2025	564,801	600,278
FNMA	4.00	2-1-2025	955,146	1,022,603
FNMA	4.00	3-1-2025	159,145	170,385
FNMA	4.00	3-1-2025	3,370,363	3,687,388
FNMA	4.00	5-1-2025	1,293,194	1,374,019
FNMA	4.00	7-1-2025	2,395,234	2,564,397
FNMA	4.00	4-1-2026	915,490	972,994
FNMA	4.00	5-1-2026	2,684,659	2,875,102
FNMA	4.00	2-1-2039	122,664	130,840
FNMA	4.00	2-1-2039	668,845	713,634
FNMA	4.00	3-1-2039	144,548	154,227
FNMA	4.00	8-1-2039	2,024,805	2,160,395
FNMA	4.00	8-1-2039	532,327	567,973
FNMA	4.00	8-1-2039	728,599	777,389
FNMA	4.00	8-1-2039	4,525,252	4,985,252
FNMA	4.00	11-1-2039	36,574	39,023
FNMA	4.00	1-1-2040	479,807	511,937
FNMA	4.00	1-1-2040	505,089	538,912
FNMA	4.00	3-1-2040	22,442	23,951
FNMA	4.00	3-1-2040	702,990	750,285
FNMA	4.00	4-1-2040	2,829,262	3,019,606
FNMA	4.00	8-1-2040	126,827	135,235
FNMA	4.00	8-1-2040	2,581,573	2,755,253

10	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	8-1-2040	$1,407,404	$1,502,090
FNMA	4.00	8-1-2040	696,789	743,667
FNMA	4.00	9-1-2040	31,809	33,949
FNMA	4.00	9-1-2040	29,918	31,931
FNMA	4.00	9-1-2040	159,536	170,269
FNMA	4.00	10-1-2040	67,397	71,931
FNMA	4.00	10-1-2040	75,829	80,930
FNMA	4.00	10-1-2040	342,765	365,826
FNMA	4.00	10-1-2040	1,013,740	1,081,941
FNMA	4.00	11-1-2040	4,788,029	5,141,574
FNMA	4.00	11-1-2040	618,663	660,285
FNMA	4.00	11-1-2040	514,883	549,523
FNMA	4.00	11-1-2040	285,397	304,598
FNMA	4.00	11-1-2040	441,996	471,732
FNMA	4.00	11-1-2040	67,519	72,062
FNMA	4.00	11-1-2040	42,824	45,705
FNMA	4.00	11-1-2040	122,491	130,732
FNMA	4.00	12-1-2040	3,932,117	4,308,477
FNMA	4.00	12-1-2040	20,081	21,432
FNMA	4.00	12-1-2040	235,870	251,739
FNMA	4.00	12-1-2040	1,315,873	1,404,401
FNMA	4.00	12-1-2040	637,327	680,204
FNMA	4.00	12-1-2040	41,017	43,776
FNMA	4.00	12-1-2040	176,822	188,718
FNMA	4.00	12-1-2040	567,722	605,916
FNMA	4.00	12-1-2040	119,884	127,949
FNMA	4.00	1-1-2041	6,113,568	6,524,870
FNMA	4.00	1-1-2041	15,867	16,935
FNMA	4.00	1-1-2041	119,924	127,992
FNMA	4.00	2-1-2041	304,152	324,710
FNMA	4.00	2-1-2041	6,841,977	7,302,284
FNMA	4.00	2-1-2041	549,865	586,858
FNMA	4.00	3-1-2041	178,660	190,680
FNMA	4.00	4-1-2041	442,788	472,578
FNMA	4.00	5-1-2041	7,539,103	8,048,666
FNMA	4.00	7-1-2041	24,908	26,592
FNMA	4.00	7-1-2041	186,694	199,312
FNMA	4.00	8-1-2041	54,890	58,600
FNMA	4.00	8-1-2041	577,582	616,621
FNMA	4.00	10-1-2041	2,385,204	2,546,419
FNMA	4.00	10-1-2041	411,690	439,516
FNMA	4.00	10-1-2041	179,348	191,414
FNMA	4.00	10-1-2041	2,202,275	2,351,125
FNMA	4.00	11-1-2041	569,586	608,084
FNMA	4.00	11-1-2041	1,912,643	2,041,917
FNMA	4.00	12-1-2041	553,728	591,154
FNMA	4.00	12-1-2041	362,244	386,728
FNMA	4.00	12-1-2041	412,181	440,040
FNMA	4.00	1-1-2042	185,417	197,950
FNMA	4.00	1-1-2042	29,696	31,703

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	11

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	2-1-2042	$222,854	$239,304
FNMA	4.00	2-1-2042	26,236	28,010
FNMA	4.00	2-1-2042	195,257	210,187
FNMA	4.00	4-1-2042	2,482,220	2,649,992
FNMA	4.00	7-1-2042	160,309	171,646
FNMA ±	4.30	4-1-2038	140,599	148,273
FNMA	4.50	7-1-2013	1,500	1,564
FNMA	4.50	9-1-2013	9,458	9,870
FNMA	4.50	11-1-2014	13,012	13,939
FNMA	4.50	5-1-2015	21,697	23,344
FNMA	4.50	3-1-2018	57,089	61,558
FNMA	4.50	4-1-2018	259,598	279,920
FNMA	4.50	12-1-2018	32,110	34,623
FNMA	4.50	5-1-2019	29,786	32,043
FNMA	4.50	1-1-2020	56,372	60,785
FNMA	4.50	8-1-2020	33,436	36,017
FNMA	4.50	10-1-2020	38,312	41,269
FNMA	4.50	10-1-2020	87,889	94,673
FNMA	4.50	12-1-2020	133,772	144,098
FNMA	4.50	1-1-2021	66,392	71,517
FNMA	4.50	3-1-2022	78,011	83,972
FNMA	4.50	3-1-2022	775,170	835,852
FNMA	4.50	5-1-2022	19,664	21,664
FNMA	4.50	11-1-2022	152,357	163,998
FNMA	4.50	2-1-2023	585,576	630,135
FNMA	4.50	3-1-2023	66,475	71,534
FNMA	4.50	3-1-2023	12,254	13,186
FNMA	4.50	3-1-2023	348,610	375,246
FNMA	4.50	5-1-2023	167,182	179,904
FNMA	4.50	5-1-2023	77,432	83,325
FNMA	4.50	5-1-2023	50,160	53,977
FNMA	4.50	5-1-2023	37,686	40,553
FNMA	4.50	6-1-2023	442,807	476,501
FNMA	4.50	12-1-2023	186,700	200,906
FNMA	4.50	3-1-2024	44,078	47,426
FNMA	4.50	5-1-2024	616,840	663,778
FNMA	4.50	5-1-2024	41,794	45,294
FNMA	4.50	7-1-2024	2,172,635	2,337,619
FNMA	4.50	8-1-2024	254,357	273,672
FNMA	4.50	8-1-2024	166,180	178,800
FNMA	4.50	8-1-2024	15,515	16,693
FNMA	4.50	1-1-2025	2,305,339	2,480,401
FNMA	4.50	3-1-2025	2,717,021	2,931,410
FNMA	4.50	3-1-2025	170,616	183,598
FNMA	4.50	4-1-2025	77,152	84,225
FNMA	4.50	4-1-2025	302,838	326,734
FNMA	4.50	10-1-2025	463,652	506,157
FNMA	4.50	2-1-2026	420,025	458,530
FNMA	4.50	2-1-2026	60,271	65,573
FNMA	4.50	4-1-2026	1,369,076	1,478,816

12	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	4.50%	5-1-2026	$93,965	$101,497
FNMA	4.50	6-1-2026	42,716	46,140
FNMA	4.50	4-1-2028	98,748	107,184
FNMA	4.50	4-1-2028	48,705	52,865
FNMA	4.50	4-1-2028	90,351	98,634
FNMA	4.50	3-1-2029	97,057	105,348
FNMA	4.50	5-1-2029	9,836,158	10,608,779
FNMA	4.50	10-1-2029	586,169	632,212
FNMA	4.50	9-1-2033	505,883	547,200
FNMA	4.50	4-1-2035	93,261	100,528
FNMA	4.50	5-1-2035	33,432	36,037
FNMA	4.50	7-1-2035	7,814	8,423
FNMA	4.50	8-1-2035	32,141	34,646
FNMA	4.50	9-1-2035	4,256,720	4,588,421
FNMA	4.50	9-1-2035	698,722	753,169
FNMA	4.50	9-1-2035	61,384	66,168
FNMA	4.50	10-1-2035	187,240	201,830
FNMA	4.50	3-1-2038	1,126,145	1,212,491
FNMA	4.50	2-1-2039	113,989	122,729
FNMA	4.50	2-1-2039	55,163	59,392
FNMA	4.50	2-1-2039	600,372	646,405
FNMA	4.50	2-1-2039	28,455	30,636
FNMA	4.50	3-1-2039	2,744,082	2,954,482
FNMA	4.50	3-1-2039	3,320,812	3,575,433
FNMA	4.50	4-1-2039	2,679,773	2,885,243
FNMA	4.50	4-1-2039	1,033,022	1,112,228
FNMA	4.50	4-1-2039	19,433	20,923
FNMA	4.50	5-1-2039	1,025,204	1,135,848
FNMA	4.50	5-1-2039	2,752,591	3,049,662
FNMA	4.50	6-1-2039	1,812,812	1,951,808
FNMA	4.50	9-1-2039	2,433,532	2,690,084
FNMA	4.50	12-1-2039	295,754	318,431
FNMA	4.50	2-1-2040	5,209,949	5,772,228
FNMA	4.50	2-1-2040	4,039,806	4,349,554
FNMA	4.50	3-1-2040	3,763,243	4,207,019
FNMA	4.50	5-1-2040	1,624,778	1,782,359
FNMA	4.50	5-1-2040	3,366,525	3,721,438
FNMA	4.50	6-1-2040	1,400,955	1,512,750
FNMA	4.50	8-1-2040	447,927	483,672
FNMA	4.50	8-1-2040	4,197,845	4,518,368
FNMA	4.50	9-1-2040	49,156	52,925
FNMA	4.50	10-1-2040	3,508,959	3,788,971
FNMA	4.50	10-1-2040	644,744	700,630
FNMA	4.50	11-1-2040	2,787,829	3,010,296
FNMA	4.50	2-1-2041	11,388,515	12,311,544
FNMA	4.50	4-1-2041	2,793,455	3,047,797
FNMA	4.50	5-1-2041	36,903	39,894
FNMA %%	4.50	3-1-2043	6,000,000	6,458,437
FNMA	4.63	10-15-2014	1,000,000	1,070,356
FNMA	4.88	12-15-2016	950,000	1,102,246
FNMA	5.00	12-1-2014	329,062	356,277

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	13

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	4-15-2015	$3,000,000	$3,295,362
FNMA	5.00	8-1-2015	400,000	432,454
FNMA	5.00	11-1-2015	433,717	468,907
FNMA	5.00	2-13-2017	500,000	586,087
FNMA	5.00	5-11-2017	1,200,000	1,414,037
FNMA	5.00	12-1-2017	734,437	795,860
FNMA	5.00	6-1-2018	464,930	503,429
FNMA	5.00	10-1-2018	294,218	318,580
FNMA	5.00	11-1-2018	101,452	109,853
FNMA	5.00	6-1-2019	203,239	221,634
FNMA	5.00	9-1-2019	641,677	695,342
FNMA	5.00	10-1-2019	264,754	288,717
FNMA	5.00	11-1-2019	242,483	262,535
FNMA	5.00	6-1-2020	138,644	150,239
FNMA	5.00	5-1-2023	973,039	1,052,137
FNMA	5.00	5-1-2023	139,681	151,887
FNMA	5.00	6-1-2023	171,366	185,296
FNMA	5.00	6-1-2023	396,430	428,656
FNMA	5.00	4-1-2024	222,216	240,523
FNMA	5.00	9-1-2024	204,676	224,820
FNMA	5.00	3-1-2025	2,536,812	2,743,027
FNMA	5.00	4-1-2034	348,239	387,190
FNMA	5.00	4-1-2034	792,523	863,089
FNMA	5.00	4-1-2035	3,522,567	3,827,410
FNMA	5.00	6-1-2035	1,298,087	1,407,179
FNMA	5.00	7-1-2035	104,589	113,379
FNMA	5.00	7-1-2035	155,552	168,625
FNMA	5.00	7-1-2035	57,139	61,941
FNMA	5.00	8-1-2035	155,593	169,267
FNMA	5.00	10-1-2035	4,726,247	5,141,507
FNMA	5.00	11-1-2035	1,445,949	1,567,467
FNMA	5.00	2-1-2036	5,801,415	6,306,581
FNMA	5.00	7-1-2036	132,129	143,068
FNMA	5.00	11-1-2036	413,988	449,815
FNMA	5.00	11-1-2036	574,069	621,597
FNMA	5.00	5-1-2037	413,295	447,512
FNMA	5.00	5-1-2037	122,884	133,057
FNMA	5.00	5-1-2037	123,358	133,571
FNMA	5.00	6-1-2037	136,999	148,341
FNMA	5.00	8-1-2037	959,726	1,039,182
FNMA	5.00	2-1-2038	2,987,017	3,238,047
FNMA	5.00	4-1-2038	120,006	129,942
FNMA	5.00	5-1-2038	696,742	754,426
FNMA	5.00	5-1-2038	477,109	516,609
FNMA	5.00	5-1-2038	321,948	348,602
FNMA	5.00	11-1-2038	324,289	351,137
FNMA	5.00	11-1-2038	200,860	217,489
FNMA	5.00	4-1-2039	548,129	593,509
FNMA	5.00	4-1-2039	839,610	909,121
FNMA	5.00	6-1-2039	1,465,249	1,586,557

14	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.00%	7-1-2039	$1,110,618	$1,202,566
FNMA	5.00	8-1-2039	6,959,348	7,535,514
FNMA	5.00	10-1-2039	1,439,824	1,559,027
FNMA	5.00	7-1-2040	10,543,662	11,660,395
FNMA	5.00	4-1-2041	3,924,743	4,282,787
FNMA	5.00	8-1-2041	568,654	620,531
FNMA ±	5.12	4-1-2036	171,492	183,764
FNMA	5.38	7-15-2016	1,000,000	1,161,707
FNMA	5.38	6-12-2017	1,500,000	1,795,113
FNMA	5.45	10-18-2021	200,000	233,521
FNMA ±	5.48	12-1-2036	42,879	46,134
FNMA	5.50	3-1-2013	1,525	1,591
FNMA	5.50	4-1-2014	33,097	33,618
FNMA	5.50	7-1-2014	168,838	180,764
FNMA	5.50	12-1-2014	6,212	6,651
FNMA	5.50	2-1-2015	37,847	40,520
FNMA	5.50	2-1-2016	16,525	17,694
FNMA	5.50	6-1-2016	348,619	373,278
FNMA	5.50	8-1-2016	47,476	50,839
FNMA	5.50	11-1-2016	375,647	402,218
FNMA	5.50	11-1-2016	15,921	17,047
FNMA	5.50	1-1-2017	206,846	221,325
FNMA	5.50	2-1-2017	133,453	142,907
FNMA	5.50	2-1-2017	7,243	7,773
FNMA	5.50	4-1-2017	182,657	195,577
FNMA	5.50	6-1-2017	328,426	351,657
FNMA	5.50	7-1-2017	309,912	331,834
FNMA	5.50	8-1-2017	78,963	84,549
FNMA	5.50	10-1-2017	312,523	334,661
FNMA	5.50	3-1-2018	108,329	116,002
FNMA	5.50	4-1-2018	116,487	124,726
FNMA	5.50	12-1-2018	1,304,841	1,400,258
FNMA	5.50	5-1-2021	350,173	382,783
FNMA	5.50	12-1-2021	96,818	105,834
FNMA	5.50	5-1-2023	349,669	382,232
FNMA	5.50	8-1-2023	6,425	7,023
FNMA	5.50	9-1-2023	127,849	139,755
FNMA	5.50	10-1-2023	242,067	264,610
FNMA	5.50	10-1-2023	10,996	12,020
FNMA	5.50	11-1-2023	86,738	94,816
FNMA	5.50	11-1-2023	14,743	16,116
FNMA	5.50	2-1-2024	28,941	31,636
FNMA	5.50	6-1-2024	342,937	374,873
FNMA	5.50	7-1-2024	600,770	656,717
FNMA	5.50	5-1-2025	465,626	499,675
FNMA	5.50	8-1-2025	180,716	198,502
FNMA	5.50	7-1-2033	293,884	323,265
FNMA	5.50	9-1-2033	779,854	859,528
FNMA	5.50	11-1-2033	327,839	360,615
FNMA	5.50	7-1-2034	401,482	442,500

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	15

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	5.50%	9-1-2034	$145,750	$160,641
FNMA	5.50	10-1-2034	135,016	148,810
FNMA	5.50	12-1-2034	680,502	750,026
FNMA	5.50	1-1-2035	637,708	698,583
FNMA	5.50	1-1-2035	3,997,604	4,406,020
FNMA	5.50	8-1-2035	95,309	104,451
FNMA	5.50	8-1-2035	450,225	493,408
FNMA	5.50	8-1-2035	1,010,210	1,107,104
FNMA	5.50	9-1-2035	633,574	702,857
FNMA	5.50	12-1-2035	1,310,134	1,435,796
FNMA	5.50	1-1-2036	2,992,639	3,279,678
FNMA	5.50	1-1-2036	88,291	96,345
FNMA	5.50	2-1-2036	777,191	847,849
FNMA	5.50	4-1-2036	2,740,741	2,989,916
FNMA	5.50	4-1-2036	884,850	969,720
FNMA	5.50	9-1-2036	84,472	92,152
FNMA ±	5.50	1-1-2037	46,176	49,683
FNMA	5.50	2-1-2037	353,145	399,819
FNMA	5.50	3-1-2037	166,912	182,087
FNMA	5.50	5-1-2037	432,750	473,581
FNMA	5.50	6-1-2037	480,359	532,887
FNMA	5.50	2-1-2038	172,959	188,495
FNMA	5.50	2-1-2038	233,760	254,757
FNMA	5.50	2-1-2038	1,172,308	1,272,294
FNMA	5.50	2-1-2038	1,566,400	1,706,852
FNMA	5.50	4-1-2038	2,823,709	3,076,897
FNMA	5.50	5-1-2038	158,888	172,440
FNMA	5.50	5-1-2038	2,589,119	2,824,509
FNMA	5.50	6-1-2038	2,902,151	3,162,373
FNMA	5.50	6-1-2038	21,677	23,526
FNMA	5.50	7-1-2038	2,761,709	3,009,338
FNMA	5.50	8-1-2038	210,304	228,241
FNMA	5.50	9-1-2038	536,862	585,000
FNMA	5.50	9-1-2038	329,933	358,073
FNMA	5.50	11-1-2038	1,163,972	1,268,339
FNMA	5.50	1-1-2039	1,023,305	1,115,220
FNMA	5.50	1-1-2039	447,104	485,237
FNMA	5.50	2-1-2039	4,305,502	4,718,465
FNMA	5.50	5-1-2039	1,015,518	1,106,734
FNMA	5.50	6-1-2039	2,078,389	2,265,073
FNMA %%	5.50	3-1-2043	7,500,000	8,171,484
FNMA	5.63	7-15-2037	150,000	210,042
FNMA	6.00	4-1-2013	235	236
FNMA	6.00	8-1-2013	1,156	1,168
FNMA	6.00	1-1-2014	49,044	49,751
FNMA	6.00	1-1-2014	12,959	14,204
FNMA	6.00	4-1-2014	29,916	32,617
FNMA	6.00	7-1-2016	16,160	17,141
FNMA	6.00	9-1-2016	8,334	8,696
FNMA	6.00	11-1-2017	26,354	26,594

16	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-2017	$338,471	$357,463
FNMA	6.00	1-1-2018	206,578	218,310
FNMA	6.00	1-1-2018	95,807	101,260
FNMA	6.00	5-1-2021	271,370	296,548
FNMA	6.00	5-1-2021	212,491	233,437
FNMA	6.00	9-1-2021	103,802	114,034
FNMA	6.00	8-1-2022	119,751	132,148
FNMA	6.00	10-1-2022	265,610	293,108
FNMA	6.00	2-1-2023	33,460	36,932
FNMA	6.00	7-1-2023	326,737	360,636
FNMA	6.00	10-1-2023	114,021	125,850
FNMA	6.00	11-1-2023	73,904	80,925
FNMA	6.00	12-1-2023	215,437	237,788
FNMA	6.00	9-1-2024	15,039	16,468
FNMA	6.00	11-1-2033	67,124	75,587
FNMA	6.00	8-1-2034	238,078	268,099
FNMA	6.00	9-1-2034	245,194	273,578
FNMA	6.00	10-1-2034	214,133	238,921
FNMA	6.00	11-1-2034	325,927	363,656
FNMA	6.00	3-1-2035	115,875	128,112
FNMA	6.00	1-1-2036	1,009,715	1,116,343
FNMA	6.00	3-1-2036	45,519	50,509
FNMA	6.00	4-18-2036	500,000	577,929
FNMA	6.00	9-1-2036	11,319	12,435
FNMA	6.00	9-1-2036	271,902	298,704
FNMA	6.00	9-1-2036	234,298	257,393
FNMA	6.00	11-1-2036	2,151,527	2,363,606
FNMA	6.00	1-1-2037	1,363,625	1,500,437
FNMA	6.00	2-1-2037	4,723	5,189
FNMA	6.00	2-1-2037	3,766,425	4,137,687
FNMA	6.00	3-1-2037	911,088	1,000,895
FNMA	6.00	4-1-2037	25,151	27,598
FNMA	6.00	5-1-2037	1,368,172	1,503,035
FNMA	6.00	5-1-2037	17,617	19,354
FNMA	6.00	6-1-2037	26,685	29,316
FNMA	6.00	7-1-2037	2,394,282	2,630,290
FNMA	6.00	8-1-2037	344,955	381,383
FNMA	6.00	8-1-2037	126,200	138,640
FNMA	6.00	8-1-2037	14,584	16,021
FNMA	6.00	8-1-2037	1,943,019	2,134,545
FNMA	6.00	9-1-2037	136,238	149,667
FNMA	6.00	9-1-2037	968,133	1,063,563
FNMA	6.00	9-1-2037	79,421	87,250
FNMA	6.00	9-1-2037	113,100	124,249
FNMA	6.00	9-1-2037	164,109	180,285
FNMA	6.00	9-1-2037	138,678	152,348
FNMA	6.00	9-1-2037	156,811	172,268
FNMA	6.00	9-1-2037	14,500	15,930
FNMA	6.00	9-1-2037	103,500	113,702
FNMA	6.00	10-1-2037	3,376,869	3,709,732

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	17

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	10-1-2037	$1,425,473	$1,593,691
FNMA	6.00	10-1-2037	1,831,739	2,003,996
FNMA	6.00	10-1-2037	98,462	108,167
FNMA	6.00	10-1-2037	244,563	268,670
FNMA	6.00	10-1-2037	9,326	10,245
FNMA	6.00	10-1-2037	649,946	714,418
FNMA	6.00	10-1-2037	4,308	4,732
FNMA	6.00	11-1-2037	96,145	105,622
FNMA	6.00	11-1-2037	86,568	95,101
FNMA	6.00	11-1-2037	44,738	49,148
FNMA	6.00	11-1-2037	15,781	17,337
FNMA	6.00	11-1-2037	18,008	19,783
FNMA	6.00	12-1-2037	67,122	73,738
FNMA	6.00	1-1-2038	828,292	909,937
FNMA	6.00	1-1-2038	92,793	101,940
FNMA	6.00	1-1-2038	58,346	64,097
FNMA	6.00	2-1-2038	157,615	172,806
FNMA	6.00	2-1-2038	2,826	3,099
FNMA	6.00	2-1-2038	206,823	228,543
FNMA	6.00	2-1-2038	45,921	50,448
FNMA	6.00	5-1-2038	129,072	141,512
FNMA	6.00	6-1-2038	61,081	66,968
FNMA	6.00	7-1-2038	653,157	716,111
FNMA	6.00	7-1-2038	193,239	211,864
FNMA	6.00	7-1-2038	261,995	287,820
FNMA	6.00	7-1-2038	19,871	21,786
FNMA	6.00	7-1-2038	17,078	18,762
FNMA	6.00	8-1-2038	84,196	92,311
FNMA	6.00	8-1-2038	135,170	148,198
FNMA	6.00	8-1-2038	49,975	54,792
FNMA	6.00	8-1-2038	28,385	31,121
FNMA	6.00	8-1-2038	181,105	198,561
FNMA	6.00	8-1-2038	2,287	2,513
FNMA	6.00	9-1-2038	146,832	160,985
FNMA	6.00	9-1-2038	65,403	71,707
FNMA	6.00	9-1-2038	133,591	146,467
FNMA	6.00	9-1-2038	123,595	135,507
FNMA	6.00	9-1-2038	112,056	122,856
FNMA	6.00	9-1-2038	23,931	26,376
FNMA	6.00	9-1-2038	7,275	7,976
FNMA	6.00	9-1-2038	26,018	28,803
FNMA	6.00	9-1-2038	6,546	7,177
FNMA	6.00	9-1-2038	169,018	185,309
FNMA	6.00	9-1-2038	58,900	66,381
FNMA	6.00	9-1-2038	95,314	104,500
FNMA	6.00	9-1-2038	51,541	56,509
FNMA	6.00	10-1-2038	153,329	168,108
FNMA	6.00	10-1-2038	73,941	81,067
FNMA	6.00	10-1-2038	34,841	38,199
FNMA	6.00	10-1-2038	45,496	49,881

18	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	11-1-2038	$33,197	$36,384
FNMA	6.00	11-1-2038	87,370	95,791
FNMA	6.00	11-1-2038	14,355	15,821
FNMA	6.00	11-1-2038	108,598	118,811
FNMA	6.00	11-1-2038	1,213,902	1,330,903
FNMA	6.00	11-1-2038	128,950	141,378
FNMA	6.00	11-1-2038	67,678	74,202
FNMA	6.00	12-1-2038	214,370	235,032
FNMA	6.00	12-1-2038	104,626	114,710
FNMA	6.00	12-1-2038	127,203	143,161
FNMA	6.00	1-1-2039	102,578	112,465
FNMA	6.00	1-1-2039	131,157	143,798
FNMA	6.00	2-1-2039	141,541	155,493
FNMA	6.00	3-1-2039	17,919	19,696
FNMA	6.00	4-1-2039	126,272	138,443
FNMA	6.00	9-1-2039	380,928	418,477
FNMA	6.00	9-1-2039	5,308	5,831
FNMA	6.00	4-1-2040	520,596	571,484
FNMA	6.00	6-1-2040	46,112	50,657
FNMA	6.21	8-6-2038	200,000	295,717
FNMA	6.50	8-1-2015	12,507	12,634
FNMA	6.50	6-1-2036	47,008	55,714
FNMA	6.50	7-1-2036	485,496	543,927
FNMA	6.50	9-1-2036	221,773	248,208
FNMA	6.50	9-1-2036	13,510	16,012
FNMA	6.50	12-1-2036	506,442	600,244
FNMA	6.50	4-1-2037	45,580	50,771
FNMA	6.50	5-1-2037	2,515	2,806
FNMA	6.50	5-1-2037	119,275	132,653
FNMA	6.50	6-1-2037	209,426	234,901
FNMA	6.50	6-1-2037	483,500	539,948
FNMA	6.50	8-1-2037	110,777	131,401
FNMA	6.50	9-1-2037	1,225,639	1,370,717
FNMA	6.50	9-1-2037	6,217	6,953
FNMA	6.50	10-1-2037	128,991	144,098
FNMA	6.50	10-1-2037	62,249	73,838
FNMA	6.50	10-1-2037	2,392,365	2,674,855
FNMA	6.50	11-1-2037	897,571	1,064,674
FNMA	6.50	11-1-2037	18,722	22,208
FNMA	6.50	11-1-2037	159,428	178,270
FNMA	6.50	1-1-2038	87,284	103,605
FNMA	6.50	3-1-2038	21,695	24,252
FNMA	6.50	7-1-2038	25,379	30,124
FNMA	6.50	9-1-2038	30,927	36,710
FNMA	6.50	9-1-2038	6,608	7,361
FNMA	6.50	9-1-2038	56,938	67,484
FNMA	6.50	9-1-2038	117,893	139,937
FNMA	6.50	10-1-2038	137,513	153,753
FNMA	6.50	1-1-2039	1,368,446	1,530,038
FNMA	6.50	2-1-2039	141,220	160,825

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	19

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	6.50%	10-1-2039	$1,053,606	$1,178,279
FNMA	6.63	11-15-2030	1,300,000	1,936,458
FNMA	7.00	6-1-2036	247,162	293,570
FNMA	7.00	5-1-2037	130,498	155,168
FNMA	7.00	8-1-2037	72,231	83,252
FNMA	7.00	10-1-2038	5,231	6,226
FNMA	7.13	1-15-2030	500,000	768,791
FNMA	7.25	5-15-2030	1,300,000	2,035,688
GNMA	3.00	9-15-2042	4,567,238	4,794,071
GNMA	3.00	9-15-2042	368,220	386,507
GNMA	3.00	11-15-2042	9,885,989	10,376,978
GNMA	3.00	11-20-2042	4,962,468	5,204,278
GNMA	3.00	1-20-2043	9,978,022	10,464,229
GNMA %%	3.00	3-1-2043	2,000,000	2,094,063
GNMA	3.50	12-15-2040	684,518	747,316
GNMA	3.50	1-15-2041	642,693	693,420
GNMA	3.50	10-15-2041	4,152,438	4,480,184
GNMA	3.50	3-20-2042	2,710,597	2,907,327
GNMA	3.50	4-20-2042	1,823,827	1,956,197
GNMA	3.50	5-15-2042	4,621,594	4,986,370
GNMA	3.50	5-15-2042	2,420,208	2,611,231
GNMA	3.50	6-15-2042	13,132,967	14,169,533
GNMA	3.50	6-20-2042	2,832,810	3,038,410
GNMA	3.50	7-15-2042	4,260,250	4,596,505
GNMA	3.50	10-20-2042	4,908,158	5,264,383
GNMA %%	3.50	3-1-2043	17,500,000	18,858,984
GNMA	4.00	6-15-2039	515,453	562,310
GNMA	4.00	7-15-2039	144,655	157,805
GNMA	4.00	7-15-2039	594,636	648,691
GNMA	4.00	8-15-2040	6,404,781	7,011,019
GNMA	4.00	9-15-2040	9,381,304	10,259,020
GNMA	4.00	10-15-2040	2,527,297	2,793,368
GNMA	4.00	12-15-2040	4,213,607	4,709,881
GNMA	4.00	1-15-2041	4,223,256	4,720,666
GNMA	4.00	1-15-2041	1,735,803	1,940,244
GNMA	4.00	7-15-2041	1,652,076	1,797,609
GNMA	4.00	11-20-2041	7,429,926	8,019,344
GNMA	4.00	2-20-2042	1,864,898	2,012,841
GNMA	4.00	4-20-2042	8,083,419	8,724,679
GNMA	4.50	3-15-2037	107,251	117,386
GNMA	4.50	3-15-2038	85,417	93,323
GNMA	4.50	3-15-2039	796,946	872,725
GNMA	4.50	3-15-2039	7,314,104	8,023,066
GNMA	4.50	4-15-2039	1,258,732	1,380,743
GNMA	4.50	5-15-2039	1,724,821	1,913,030
GNMA	4.50	6-15-2039	1,018,366	1,117,077
GNMA	4.50	6-15-2039	529,299	580,605
GNMA	4.50	7-15-2039	2,213,889	2,428,483
GNMA	4.50	7-15-2039	1,202,623	1,319,194
GNMA	4.50	9-15-2039	4,401,010	4,827,604

20	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	9-15-2039	$924,701	$1,014,333
GNMA	4.50	10-15-2039	1,707,636	1,873,159
GNMA	4.50	12-15-2039	1,464,394	1,624,186
GNMA	4.50	1-15-2040	2,131,363	2,339,286
GNMA	4.50	4-15-2040	285,552	313,945
GNMA	4.50	5-15-2040	2,840,128	3,158,914
GNMA	4.50	5-15-2040	4,157,407	4,611,056
GNMA	4.50	5-15-2040	70,372	77,567
GNMA	4.50	6-15-2040	1,805,994	2,003,061
GNMA	4.50	6-15-2040	263,578	289,786
GNMA	4.50	6-15-2040	1,205,499	1,325,363
GNMA	4.50	7-15-2040	5,166,549	5,680,264
GNMA	4.50	9-15-2040	796,438	875,628
GNMA	4.50	9-15-2040	228,848	251,602
GNMA	4.50	9-15-2040	843,347	927,202
GNMA	4.50	10-15-2040	93,035	101,622
GNMA	4.50	10-15-2040	95,664	105,176
GNMA	4.50	11-15-2040	3,100,329	3,408,598
GNMA	4.50	11-15-2040	105,704	116,214
GNMA	4.50	12-15-2040	108,215	118,975
GNMA	4.50	2-15-2041	2,013,995	2,233,759
GNMA	4.50	3-15-2041	202,801	221,571
GNMA	4.50	3-15-2041	102,840	112,404
GNMA	4.50	4-15-2041	328,279	358,663
GNMA	4.50	4-15-2041	2,681,080	2,929,229
GNMA	4.50	4-15-2041	427,221	468,444
GNMA	4.50	5-15-2041	83,395	91,114
GNMA	4.50	6-15-2041	3,198,069	3,494,069
GNMA	4.50	6-15-2041	177,839	194,299
GNMA	4.50	6-15-2041	328,966	359,414
GNMA	4.50	7-15-2041	226,231	247,170
GNMA	4.50	10-15-2041	363,389	397,023
GNMA	4.50	10-15-2041	142,106	155,259
GNMA	4.50	10-15-2041	178,854	195,408
GNMA	4.50	11-20-2041	2,256,139	2,471,088
GNMA %%	4.50	3-1-2043	11,000,000	12,015,782
GNMA	5.00	3-15-2035	687,834	755,044
GNMA	5.00	5-15-2038	4,531,363	4,951,475
GNMA	5.00	8-15-2038	24,946	27,259
GNMA	5.00	12-15-2038	1,309,906	1,431,350
GNMA	5.00	3-15-2039	1,534,141	1,682,127
GNMA	5.00	3-15-2039	211,245	231,622
GNMA	5.00	5-15-2039	750,970	823,410
GNMA	5.00	6-15-2039	3,712,782	4,070,925
GNMA	5.00	7-15-2039	84,579	92,579
GNMA	5.00	9-15-2039	7,834,494	8,717,536
GNMA	5.00	11-15-2039	1,913,915	2,129,636
GNMA	5.00	1-15-2040	3,207,060	3,568,534
GNMA	5.00	2-15-2040	1,924,367	2,141,267
GNMA	5.00	3-15-2040	6,485,422	7,145,473
GNMA	5.00	5-15-2040	2,994,637	3,283,506

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	21

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.00%	7-15-2040	$10,304	$11,353
GNMA	5.00	7-15-2040	2,301,152	2,529,238
GNMA	5.00	9-15-2041	339,396	370,862
GNMA	5.00	5-20-2042	4,262,065	4,750,315
GNMA	5.00	3-1-2043	2,000,000	2,185,000
GNMA	5.50	9-15-2034	321,822	355,078
GNMA	5.50	11-15-2035	500,399	551,640
GNMA	5.50	12-15-2035	519,652	572,864
GNMA	5.50	2-15-2036	260,045	285,374
GNMA	5.50	3-15-2036	309,491	349,403
GNMA	5.50	5-15-2036	8,352	9,166
GNMA	5.50	5-15-2036	90,870	101,623
GNMA	5.50	2-15-2037	222,907	244,618
GNMA	5.50	6-15-2037	9,248	10,149
GNMA	5.50	8-15-2037	157,895	173,274
GNMA	5.50	2-15-2038	925,590	1,015,742
GNMA	5.50	2-15-2038	593,674	651,497
GNMA	5.50	3-15-2038	160,496	176,128
GNMA	5.50	3-15-2038	27,495	30,172
GNMA	5.50	4-15-2038	345,141	378,758
GNMA	5.50	5-15-2038	499,274	547,903
GNMA	5.50	5-15-2038	945,085	1,037,135
GNMA	5.50	6-15-2038	70,078	76,904
GNMA	5.50	6-15-2038	572,696	628,477
GNMA	5.50	6-15-2038	105,319	115,577
GNMA	5.50	7-15-2038	930,330	1,020,944
GNMA	5.50	8-15-2038	80,823	88,695
GNMA	5.50	8-15-2038	3,068,951	3,418,707
GNMA	5.50	8-15-2038	663,902	728,566
GNMA	5.50	9-15-2038	201,174	223,943
GNMA	5.50	9-15-2038	169,704	186,234
GNMA	5.50	9-15-2038	2,325,490	2,551,992
GNMA	5.50	10-15-2038	1,337,344	1,467,601
GNMA	5.50	10-15-2038	172,489	189,289
GNMA	5.50	11-15-2038	200,446	219,970
GNMA	5.50	11-15-2038	812,883	892,057
GNMA	5.50	11-15-2038	763,081	837,405
GNMA	5.50	11-15-2038	83,849	92,016
GNMA	5.50	12-15-2038	708,512	777,521
GNMA	5.50	12-15-2038	677,239	743,202
GNMA	5.50	12-15-2038	113,092	124,107
GNMA	5.50	1-15-2039	277,169	304,165
GNMA	5.50	1-15-2039	157,856	173,231
GNMA	5.50	7-15-2039	70,041	76,863
GNMA	5.50	7-15-2039	369,349	405,323
GNMA	5.50	8-15-2039	143,686	157,681
GNMA	5.50	10-15-2039	2,451,130	2,689,869
GNMA	5.50	2-15-2040	134,796	147,925
GNMA	5.50	2-15-2040	64,311	70,575
GNMA	5.50	3-15-2040	102,533	112,519

22	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	5.50%	3-15-2040	$281,345	$308,748
GNMA	5.50	3-15-2040	146,515	160,785
GNMA	5.50	3-15-2040	1,139,409	1,250,387
GNMA	5.50	7-15-2040	87,423	95,938
GNMA	5.50	12-15-2040	176,796	194,016
GNMA	5.50	2-15-2041	210,907	231,449
GNMA	5.50	4-15-2041	704,751	774,935
GNMA	6.00	12-15-2031	22,985	26,341
GNMA	6.00	6-15-2036	477,053	548,568
GNMA	6.00	8-15-2036	16,681	18,897
GNMA	6.00	5-15-2037	68,805	77,947
GNMA	6.00	5-15-2037	14,395	16,343
GNMA	6.00	5-15-2037	325,816	369,110
GNMA	6.00	6-15-2037	159,351	180,525
GNMA	6.00	6-15-2037	38,782	43,935
GNMA	6.00	7-15-2037	71,981	81,546
GNMA	6.00	8-15-2037	149,870	169,785
GNMA	6.00	8-15-2037	14,152	16,033
GNMA	6.00	1-15-2038	6,258	7,089
GNMA	6.00	1-15-2038	633,669	717,871
GNMA	6.00	2-15-2038	13,659	15,474
GNMA	6.00	7-15-2038	952,401	1,078,955
GNMA	6.00	8-15-2038	1,038,006	1,175,936
GNMA	6.00	8-15-2038	382,196	432,982
GNMA	6.00	8-15-2038	530,886	601,429
GNMA	6.00	9-15-2038	1,103,136	1,249,720
GNMA	6.00	9-15-2038	14,290	16,189
GNMA	6.00	9-15-2038	6,688	7,577
GNMA	6.00	9-15-2038	8,725	9,884
GNMA	6.00	9-15-2038	410,405	464,939
GNMA	6.00	10-15-2038	585,179	662,937
GNMA	6.00	10-15-2038	103,942	117,754
GNMA	6.00	10-15-2038	84,823	96,094
GNMA	6.00	10-15-2038	280,460	317,727
GNMA	6.00	10-15-2038	84,010	95,173
GNMA	6.00	11-15-2038	133,075	150,758
GNMA	6.00	12-15-2038	14,411	16,358
GNMA	6.00	12-15-2038	828,947	939,097
GNMA	6.00	1-15-2039	7,717	8,743
GNMA	6.00	1-15-2039	304,206	344,629
GNMA	6.00	2-15-2039	7,954	9,011
GNMA	6.00	6-15-2039	33,824	38,307
GNMA	6.00	8-15-2039	13,299	15,066
GNMA	6.00	8-15-2039	66,695	75,724
GNMA	6.00	10-15-2039	97,089	109,990
GNMA	6.00	11-15-2039	7,699	8,722
GNMA	6.00	12-15-2039	730,199	827,228
GNMA	6.00	3-15-2040	3,047	3,451
GNMA	6.00	3-15-2040	9,913	11,382
GNMA	6.00	12-15-2040	553,881	627,480

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	23

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA %%	6.00%	3-1-2043	$2,500,000	$2,830,078
GNMA	6.50	11-15-2023	923	1,054
GNMA	6.50	12-15-2023	1,304	1,486
GNMA	6.50	9-15-2036	144,919	169,937
GNMA	6.50	9-15-2036	100,470	117,815
GNMA	6.50	10-15-2036	154,314	175,736
GNMA	6.50	12-15-2036	26,310	29,958
GNMA	6.50	2-15-2037	29,249	33,336
GNMA	6.50	12-15-2037	90,267	104,242
GNMA	6.50	4-15-2038	83,975	95,645
GNMA	6.50	5-15-2038	64,409	73,277
GNMA	6.50	5-15-2038	16,011	18,236
GNMA	6.50	7-15-2038	7,323	8,331
GNMA	6.50	8-15-2038	25,769	29,349
GNMA	6.50	8-15-2038	92,479	105,330
GNMA	6.50	10-15-2038	129,606	147,616
GNMA	6.50	11-15-2038	144,098	164,123
GNMA	6.50	11-15-2038	3,777	4,296
GNMA	6.50	12-15-2038	261,343	297,661
GNMA	6.50	2-15-2039	2,668	3,041
GNMA	7.00	3-15-2037	28,590	33,501
TVA	3.50	12-15-2042	150,000	145,505
TVA	3.88	2-15-2021	1,320,000	1,530,586
TVA	4.50	4-1-2018	200,000	235,087
TVA	5.25	9-15-2039	400,000	514,118
TVA	5.50	7-18-2017	650,000	785,617
TVA	6.15	1-15-2038	400,000	567,780
TVA Series A	4.65	6-15-2035	200,000	234,480
TVA Series A	4.88	1-15-2048	200,000	241,515
TVA Series C	5.88	4-1-2036	300,000	413,786

Total Agency Securities (Cost $1,426,042,571)				1,473,786,004

Corporate Bonds and Notes: 21.06%

Consumer Discretionary: 1.97%

Auto Components: 0.04%
BorgWarner Incorporated	4.63	9-15-2020	100,000	109,088
Johnson Controls Incorporated	1.75	3-1-2014	200,000	202,288
Johnson Controls Incorporated	3.75	12-1-2021	500,000	528,531
Johnson Controls Incorporated	4.25	3-1-2021	120,000	131,442
Johnson Controls Incorporated	5.00	3-30-2020	100,000	113,580
Johnson Controls Incorporated	5.50	1-15-2016	250,000	280,398
Johnson Controls Incorporated	5.70	3-1-2041	240,000	281,066
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	155,886
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,754
Turlock Corporation 144A	1.50	11-2-2017	500,000	501,143

				2,353,176

24	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Automobiles: 0.04%
Ford Motor Company	4.75%	1-15-2043	$1,000,000	$950,076
Ford Motor Company	7.45	7-16-2031	1,000,000	1,281,312

				2,231,388

Diversified Consumer Services: 0.06%
Cornell University	5.45	2-1-2019	100,000	122,068
Dartmouth College	4.75	6-1-2019	75,000	89,346
Johns Hopkins University	5.25	7-1-2019	125,000	151,381
President & Fellows of Harvard College	4.88	10-15-2040	300,000	354,610
Princeton University	5.70	3-1-2039	500,000	664,100
Stanford University	4.75	5-1-2019	500,000	597,894
University of Pennsylvania	4.67	9-1-2112	500,000	529,895
Vanderbilt University	5.25	4-1-2019	250,000	296,619
Yale University	2.90	10-15-2014	325,000	337,724

				3,143,637

Hotels, Restaurants & Leisure: 0.16%
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	476,705
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	122,570
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	23,166
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	106,820
International Game Technology	5.50	6-15-2020	250,000	268,980
Marriott International Incorporated	3.00	3-1-2019	200,000	210,252
Marriott International Incorporated	5.81	11-10-2015	425,000	470,087
McDonald’s Corporation	2.63	1-15-2022	1,000,000	1,019,133
McDonald’s Corporation	3.50	7-15-2020	200,000	219,230
McDonald’s Corporation	3.63	5-20-2021	100,000	110,377
McDonald’s Corporation	3.70	2-15-2042	500,000	491,605
McDonald’s Corporation	5.35	3-1-2018	400,000	478,886
McDonald’s Corporation	5.80	10-15-2017	100,000	120,678
McDonald’s Corporation	6.30	10-15-2037	300,000	407,054
McDonald’s Corporation	6.30	3-1-2038	600,000	818,403
Starbucks Corporation	6.25	8-15-2017	500,000	600,570
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	222,951
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,027,212
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	522,900
Yum! Brands Incorporated	5.30	9-15-2019	250,000	291,934
Yum! Brands Incorporated	6.25	3-15-2018	600,000	721,424
Yum! Brands Incorporated	6.88	11-15-2037	50,000	66,178

				8,797,115

Household Durables: 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	101,312
MDC Holdings Incorporated	5.38	7-1-2015	65,000	69,550
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	100,611
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	104,757
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	221,770
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	194,258
Whirlpool Corporation	4.70	6-1-2022	200,000	218,235

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	25

Security name	Interest rate	Maturity date	Principal	Value

Household Durables (continued)
Whirlpool Corporation	4.85%	6-15-2021	$100,000	$109,971
Whirlpool Corporation	8.60	5-1-2014	320,000	348,107

				1,468,571

Internet & Catalog Retail: 0.04%
Amazon.com Incorporated	0.65	11-27-2015	500,000	499,487
Amazon.com Incorporated	1.20	11-29-2017	250,000	248,752
Amazon.com Incorporated	2.50	11-29-2022	500,000	486,703
Expedia Incorporated	5.95	8-15-2020	600,000	666,758

				1,901,700

Leisure Equipment & Products: 0.02%
Hasbro Incorporated	6.13	5-15-2014	300,000	318,249
Hasbro Incorporated	6.35	3-15-2040	155,000	180,566
Mattel Incorporated	2.50	11-1-2016	280,000	291,996
Mattel Incorporated	4.35	10-1-2020	100,000	108,701
Mattel Incorporated	6.20	10-1-2040	100,000	119,440

				1,018,952

Media: 1.22%
CBS Corporation	1.95	7-1-2017	200,000	203,339
CBS Corporation	4.63	5-15-2018	180,000	202,072
CBS Corporation	4.85	7-1-2042	200,000	196,727
CBS Corporation	7.88	7-30-2030	600,000	806,849
CBS Corporation	8.88	5-15-2019	500,000	670,967
CC Holdings GS V LLC 144A	2.38	12-15-2017	100,000	100,684
CC Holdings GS V LLC 144A	3.85	4-15-2023	500,000	502,710
Comcast Corporation	3.13	7-15-2022	500,000	512,708
Comcast Corporation	4.65	7-15-2042	548,000	569,879
Comcast Corporation	4.95	6-15-2016	350,000	394,999
Comcast Corporation	5.15	3-1-2020	500,000	590,311
Comcast Corporation	5.70	5-15-2018	500,000	601,806
Comcast Corporation	5.70	7-1-2019	1,000,000	1,217,420
Comcast Corporation	5.85	11-15-2015	500,000	565,904
Comcast Corporation	5.88	2-15-2018	75,000	90,465
Comcast Corporation	5.90	3-15-2016	975,000	1,116,627
Comcast Corporation	6.30	11-15-2017	500,000	609,681
Comcast Corporation	6.40	3-1-2040	500,000	645,158
Comcast Corporation	6.45	3-15-2037	900,000	1,155,171
Comcast Corporation	6.50	11-15-2035	550,000	706,656
Comcast Corporation	6.55	7-1-2039	650,000	845,119
Comcast Corporation	6.95	8-15-2037	400,000	542,476
Cox Communications Incorporated	5.45	12-15-2014	58,000	62,914
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,021,289
DIRECTV Holdings LLC	3.55	3-15-2015	285,000	298,506
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	502,124
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	375,641
DIRECTV Holdings LLC	4.75	10-1-2014	500,000	529,998
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	764,769

26	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
DIRECTV Holdings LLC	5.15%	3-15-2042	$500,000	$481,347
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	370,490
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,180,176
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	417,331
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	159,922
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	548,715
Discovery Communications LLC	3.30	5-15-2022	250,000	253,485
Discovery Communications LLC	3.70	6-1-2015	250,000	265,547
Discovery Communications LLC	4.38	6-15-2021	300,000	330,396
Discovery Communications LLC	4.95	5-15-2042	250,000	258,802
Discovery Communications LLC	5.05	6-1-2020	750,000	860,694
Discovery Communications LLC	5.63	8-15-2019	250,000	297,558
Discovery Communications LLC	6.35	6-1-2040	250,000	304,771
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,004,964
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	280,954
NBCUniversal Media LLC	2.10	4-1-2014	500,000	508,068
NBCUniversal Media LLC	2.88	4-1-2016	500,000	527,576
NBCUniversal Media LLC	2.88	1-15-2023	500,000	500,887
NBCUniversal Media LLC	3.65	4-30-2015	300,000	318,290
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,689,926
NBCUniversal Media LLC	4.45	1-15-2043	1,000,000	1,020,631
NBCUniversal Media LLC	5.95	4-1-2041	500,000	618,040
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,285,554
News America Incorporated	4.50	2-15-2021	500,000	567,631
News America Incorporated	5.30	12-15-2014	180,000	194,541
News America Incorporated	6.15	2-15-2041	735,000	896,401
News America Incorporated	6.40	12-15-2035	750,000	914,354
News America Incorporated	6.65	11-15-2037	600,000	746,791
News America Incorporated	6.90	3-1-2019	1,300,000	1,637,007
News America Incorporated	6.90	8-15-2039	500,000	645,017
News America Incorporated	8.15	10-17-2036	250,000	332,281
Omnicom Group Incorporated	4.45	8-15-2020	90,000	98,685
Omnicom Group Incorporated	5.90	4-15-2016	500,000	566,357
Omnicom Group Incorporated	6.25	7-15-2019	650,000	788,035
TCI Communications Incorporated	7.13	2-15-2028	350,000	464,435
TCI Communications Incorporated	8.75	8-1-2015	500,000	593,215
Thompson Reuters Corporation	5.85	4-15-2040	134,000	159,653
Thompson Reuters Corporation	6.50	7-15-2018	500,000	620,179
Time Warner Cable Incorporated	3.50	2-1-2015	250,000	261,689
Time Warner Cable Incorporated	4.00	9-1-2021	250,000	265,452
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	323,086
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	534,601
Time Warner Cable Incorporated	4.50	9-15-2042	100,000	91,091
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	280,786
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	573,183
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	604,695
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	314,397
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	581,611
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	355,244
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	578,828

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	27

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	6.63%	5-15-2029	$800,000	$994,369
Time Warner Cable Incorporated	6.75	7-1-2018	2,000,000	2,449,084
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	598,432
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	1,002,398
Time Warner Cable Incorporated	7.50	4-1-2014	150,000	160,761
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,119,972
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	844,464
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	343,267
Time Warner Cable Incorporated	8.75	2-14-2019	204,000	269,367
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	361,759
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	420,833
Time Warner Incorporated	3.40	6-15-2022	100,000	102,448
Time Warner Incorporated	4.90	6-15-2042	51,000	52,151
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,749,324
Time Warner Incorporated	5.88	11-15-2040	250,000	268,598
Time Warner Incorporated	6.25	3-29-2041	500,000	597,487
Time Warner Incorporated	6.50	11-15-2036	252,000	303,877
Time Warner Incorporated	7.57	2-1-2024	250,000	332,332
Time Warner Incorporated	7.70	5-1-2032	700,000	962,581
Viacom Incorporated	1.25	2-27-2015	100,000	100,846
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,044,993
Viacom Incorporated	3.50	4-1-2017	100,000	107,752
Viacom Incorporated	4.38	9-15-2014	150,000	158,273
Viacom Incorporated 144A	4.38	3-15-2043	552,000	514,389
Viacom Incorporated	4.50	3-1-2021	500,000	557,664
Viacom Incorporated	5.50	5-15-2033	200,000	214,566
Viacom Incorporated	5.63	9-15-2019	150,000	179,077
Viacom Incorporated	6.13	10-5-2017	250,000	297,008
Viacom Incorporated	6.88	4-30-2036	340,000	430,893
Walt Disney Company	0.45	12-1-2015	1,000,000	997,068
Walt Disney Company	1.35	8-16-2016	500,000	510,259
Walt Disney Company	2.35	12-1-2022	500,000	489,974
Walt Disney Company	2.55	2-15-2022	250,000	250,316
Walt Disney Company	2.75	8-16-2021	500,000	515,860
Walt Disney Company	4.13	12-1-2041	500,000	520,553
Walt Disney Company	4.38	8-16-2041	250,000	270,476
Walt Disney Company	5.50	3-15-2019	500,000	605,895
Walt Disney Company	5.63	9-15-2016	250,000	290,396
Walt Disney Company	7.00	3-1-2032	75,000	106,287

				64,972,387

Multiline Retail: 0.17%
Kohl’s Corporation	3.25	2-1-2023	150,000	143,431
Kohl’s Corporation	6.00	1-15-2033	65,000	68,440
Kohl’s Corporation	6.25	12-15-2017	500,000	578,335
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	209,109
Macy’s Retail Holdings Incorporated	5.75	7-15-2014	355,000	377,895
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	415,624
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	586,977
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	598,752

28	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail (continued)
Nordstrom Incorporated	4.75%	5-1-2020	$135,000	$156,087
Nordstrom Incorporated	6.25	1-15-2018	500,000	601,323
Nordstrom Incorporated	6.75	6-1-2014	60,000	64,525
Target Corporation	1.13	7-18-2014	105,000	106,171
Target Corporation	2.90	1-15-2022	750,000	778,909
Target Corporation	4.00	7-1-2042	500,000	489,318
Target Corporation	5.38	5-1-2017	350,000	409,536
Target Corporation	5.88	7-15-2016	300,000	350,977
Target Corporation	6.00	1-15-2018	500,000	610,900
Target Corporation	6.50	10-15-2037	400,000	541,328
Target Corporation	7.00	7-15-2031	500,000	678,215
Target Corporation	7.00	1-15-2038	800,000	1,140,980

				8,906,832

Specialty Retail: 0.18%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	102,848
AutoZone Incorporated	2.88	1-15-2023	250,000	240,607
AutoZone Incorporated	5.50	11-15-2015	275,000	307,126
AutoZone Incorporated	5.75	1-15-2015	150,000	163,284
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	106,829
Gap Incorporated	5.95	4-12-2021	700,000	791,885
Home Depot Incorporated	3.95	9-15-2020	400,000	451,751
Home Depot Incorporated	4.40	4-1-2021	500,000	580,783
Home Depot Incorporated	5.40	3-1-2016	680,000	772,288
Home Depot Incorporated	5.40	9-15-2040	200,000	242,438
Home Depot Incorporated	5.88	12-16-2036	1,000,000	1,268,651
Home Depot Incorporated	5.95	4-1-2041	500,000	652,786
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	163,870
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	462,553
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	524,732
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	669,652
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	578,294
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	301,232
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	134,519
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	93,410
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	459,447
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	164,480
TJX Companies Incorporated	4.20	8-15-2015	250,000	271,564
TJX Companies Incorporated	6.95	4-15-2019	85,000	108,050

				9,613,079

Textiles, Apparel & Luxury Goods: 0.01%
VF Corporation	3.50	9-1-2021	250,000	266,901
VF Corporation	5.95	11-1-2017	100,000	119,642
VF Corporation	6.45	11-1-2037	150,000	195,815

				582,358

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	29

Security name	Interest rate	Maturity date	Principal	Value

Consumer Staples: 1.97%

Beverages: 0.54%
Anheuser-Busch Companies Incorporated	1.50%	7-14-2014	$300,000	$303,859
Anheuser-Busch Companies Incorporated	3.75	7-15-2042	360,000	339,999
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	239,036
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	58,418
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	307,060
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	500,000	501,192
Anheuser-Busch InBev Worldwide Incorporated	0.80	1-15-2016	250,000	250,169
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	2,000,000	1,961,542
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	47,690
Anheuser-Busch InBev Worldwide Incorporated	4.00	1-17-2043	300,000	293,028
Anheuser-Busch InBev Worldwide Incorporated	4.13	1-15-2015	625,000	665,854
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	34,416
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,183,075
Anheuser-Busch InBev Worldwide Incorporated	5.38	11-15-2014	1,000,000	1,078,812
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,085,866
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	1,010,279
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,984,580
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	800,775
Beam Incorporated	1.88	5-15-2017	250,000	254,624
Bottling Group LLC	6.95	3-15-2014	750,000	799,625
Brown-Forman Corporation	2.25	1-15-2023	250,000	244,259
Brown-Forman Corporation	2.50	1-15-2016	100,000	104,752
Brown-Forman Corporation	3.75	1-15-2043	100,000	97,601
Coca-Cola Company	0.75	3-13-2015	350,000	352,196
Coca-Cola Company	1.50	11-15-2015	500,000	512,849
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,129,552
Coca-Cola Company	1.80	9-1-2016	660,000	683,450
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,092,134
Coca-Cola Company	3.30	9-1-2021	70,000	75,741
Coca-Cola Company	3.63	3-15-2014	300,000	309,794
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	102,851
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	526,941
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	112,733
Diageo Investment Corporation	2.88	5-11-2022	600,000	607,304
Diageo Investment Corporation	4.25	5-11-2042	250,000	259,113
Diageo Investment Corporation	7.45	4-15-2035	150,000	215,444
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	528,239
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	258,540
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	143,059
Fortune Brands Incorporated	5.38	1-15-2016	36,000	40,046
Fortune Brands Incorporated	6.38	6-15-2014	250,000	267,420
Molson Coors Brewing Company	5.00	5-1-2042	750,000	808,474
PepsiCo Incorporated	0.70	2-26-2016	150,000	150,062
PepsiCo Incorporated	1.25	8-13-2017	100,000	100,349
PepsiCo Incorporated	2.75	3-5-2022	370,000	375,798
PepsiCo Incorporated	2.75	3-1-2023	200,000	200,277
PepsiCo Incorporated	3.00	8-25-2021	250,000	261,163
PepsiCo Incorporated	3.10	1-15-2015	700,000	734,499
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,065,990

30	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
PepsiCo Incorporated	3.60%	8-13-2042	$250,000	$231,724
PepsiCo Incorporated	3.75	3-1-2014	500,000	516,373
PepsiCo Incorporated	4.00	3-5-2042	500,000	499,488
PepsiCo Incorporated	4.50	1-15-2020	200,000	230,094
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,182,383
PepsiCo Incorporated	5.50	1-15-2040	300,000	366,532
PepsiCo Incorporated	7.90	11-1-2018	500,000	668,734
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	837,714

				29,093,571

Food & Staples Retailing: 0.48%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	1,001,202
Costco Wholesale Corporation	5.50	3-15-2017	400,000	470,902
CVS Caremark Corporation	2.75	12-1-2022	500,000	496,014
CVS Caremark Corporation	3.25	5-18-2015	250,000	263,921
CVS Caremark Corporation	4.75	5-18-2020	250,000	289,823
CVS Caremark Corporation	5.75	6-1-2017	400,000	473,734
CVS Caremark Corporation	5.75	5-15-2041	300,000	365,820
CVS Caremark Corporation	6.13	8-15-2016	250,000	293,217
CVS Caremark Corporation	6.13	9-15-2039	700,000	883,286
CVS Caremark Corporation	6.25	6-1-2027	515,000	667,715
Delhaize America Incorporated	9.00	4-15-2031	500,000	613,155
Kroger Company	2.20	1-15-2017	200,000	206,381
Kroger Company	3.40	4-15-2022	250,000	256,672
Kroger Company	3.90	10-1-2015	150,000	161,173
Kroger Company	4.95	1-15-2015	100,000	107,185
Kroger Company	5.00	4-15-2042	250,000	254,743
Kroger Company	6.15	1-15-2020	800,000	967,095
Kroger Company	6.90	4-15-2038	300,000	378,667
Kroger Company	7.50	4-1-2031	75,000	95,607
Safeway Incorporated «	4.75	12-1-2021	500,000	520,506
Safeway Incorporated	5.00	8-15-2019	750,000	818,954
Safeway Incorporated	6.25	3-15-2014	500,000	524,720
Safeway Incorporated	7.25	2-1-2031	75,000	82,527
Sysco Corporation	0.55	6-12-2015	100,000	100,004
Sysco Corporation	5.25	2-12-2018	300,000	355,386
Sysco Corporation	6.63	3-17-2039	200,000	282,137
Wal-Mart Stores Incorporated	1.50	10-25-2015	250,000	256,492
Wal-Mart Stores Incorporated	1.63	4-15-2014	350,000	354,991
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,302,708
Wal-Mart Stores Incorporated	2.88	4-1-2015	150,000	157,214
Wal-Mart Stores Incorporated	3.20	5-15-2014	500,000	517,103
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	808,697
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,210,883
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	574,792
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	962,813
Wal-Mart Stores Incorporated	5.25	9-1-2035	825,000	977,552
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,263,643
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	854,163
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	131,955

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	31

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	6.20%	4-15-2038	$1,000,000	$1,328,049
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,367,131
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	725,835
Walgreen Company	3.10	9-15-2022	1,000,000	1,003,772
Walgreen Company	4.40	9-15-2042	500,000	491,387
Walgreen Company	5.25	1-15-2019	250,000	292,472

				25,512,198

Food Products: 0.49%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	805,927
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	608,584
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	399,764
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	119,547
Campbell Soup Company	2.50	8-2-2022	121,000	115,361
Campbell Soup Company	3.38	8-15-2014	300,000	312,229
Campbell Soup Company	4.50	2-15-2019	285,000	327,691
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	352,877
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	126,467
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	101,344
ConAgra Foods Incorporated	3.20	1-25-2023	500,000	498,980
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	504,742
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	351,326
ConAgra Foods Incorporated 144A	6.63	8-15-2039	200,000	248,879
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	628,407
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	162,164
General Mills Incorporated	0.88	1-29-2016	80,000	80,295
General Mills Incorporated	5.20	3-17-2015	500,000	545,020
General Mills Incorporated	5.40	6-15-2040	345,000	411,448
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,210,524
General Mills Incorporated	5.70	2-15-2017	100,000	116,868
H.J. Heinz Company	2.85	3-1-2022	1,000,000	1,006,653
H.J. Heinz Company	6.75	3-15-2032	250,000	267,966
Hershey Company	4.13	12-1-2020	500,000	567,601
Hormel Foods Corporation	4.13	4-15-2021	100,000	111,441
Ingredion Incorporated	1.80	9-25-2017	150,000	150,333
Ingredion Incorporated	4.63	11-1-2020	300,000	331,946
J.M. Smucker Company	3.50	10-15-2021	300,000	315,165
Kellogg Company	1.13	5-15-2015	350,000	353,631
Kellogg Company	1.88	11-17-2016	500,000	513,532
Kellogg Company	3.25	5-21-2018	65,000	70,514
Kellogg Company	4.00	12-15-2020	350,000	389,927
Kellogg Company	4.15	11-15-2019	300,000	337,635
Kellogg Company	4.45	5-30-2016	300,000	331,396
Kellogg Company Series B	7.45	4-1-2031	350,000	471,714
Kraft Foods Group Incorporated	1.63	6-4-2015	300,000	304,840
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	785,397
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,635,090
Kraft Foods Group Incorporated	5.00	6-4-2042	1,000,000	1,091,837
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,491,040
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	611,257

32	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Food Products (continued)
Kraft Foods Group Incorporated	6.13%	8-23-2018	$1,000,000	$1,219,023
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	302,592
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	481,578
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	645,256
Kraft Foods Group Incorporated	6.50	2-9-2040	950,000	1,243,719
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	808,114
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	134,104
Kraft Foods Group Incorporated	7.00	8-11-2037	360,000	488,862
McCormick & Company	3.90	7-15-2021	75,000	81,608
Mead Johnson Nutrition Company	3.50	11-1-2014	200,000	208,060
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	284,450
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	119,741
Sara Lee Corporation	4.10	9-15-2020	266,000	278,922
Tyson Foods Incorporated	4.50	6-15-2022	500,000	542,686

				26,006,074

Household Products: 0.17%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	106,475
Clorox Company	3.05	9-15-2022	161,000	162,118
Clorox Company	5.00	1-15-2015	300,000	321,791
Clorox Company	5.95	10-15-2017	90,000	106,678
Colgate-Palmolive Company	1.95	2-1-2023	500,000	479,236
Colgate-Palmolive Company	2.30	5-3-2022	500,000	500,651
Colgate-Palmolive Company	2.95	11-1-2020	200,000	213,216
Colgate-Palmolive Company	5.20	11-7-2016	100,000	115,631
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	361,268
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	823,518
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	302,823
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	242,631
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	283,055
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	132,230
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,026,997
Procter & Gamble Company	1.80	11-15-2015	400,000	412,798
Procter & Gamble Company	3.50	2-15-2015	1,000,000	1,059,019
Procter & Gamble Company	4.70	2-15-2019	500,000	590,696
Procter & Gamble Company	4.85	12-15-2015	500,000	557,889
Procter & Gamble Company	5.50	2-1-2034	350,000	443,151
Procter & Gamble Company	5.55	3-5-2037	500,000	642,914
Procter & Gamble Company	5.80	8-15-2034	100,000	130,090

				9,014,875

Personal Products: 0.02%
Avon Products Incorporated «	4.20	7-15-2018	350,000	357,588
Avon Products Incorporated	5.63	3-1-2014	500,000	520,987
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	248,510

				1,127,085

Tobacco: 0.27%
Altria Group Incorporated	2.85	8-9-2022	750,000	735,727
Altria Group Incorporated	4.13	9-11-2015	500,000	540,843

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	33

Security name	Interest rate	Maturity date	Principal	Value

Tobacco (continued)
Altria Group Incorporated	4.25%	8-9-2042	$500,000	$477,664
Altria Group Incorporated	4.75	5-5-2021	500,000	561,633
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,393,028
Altria Group Incorporated	9.70	11-10-2018	355,000	495,525
Altria Group Incorporated	9.95	11-10-2038	350,000	582,219
Altria Group Incorporated	10.20	2-6-2039	500,000	847,706
Lorillard Tobacco Company	2.30	8-21-2017	100,000	101,278
Lorillard Tobacco Company	3.50	8-4-2016	45,000	47,681
Lorillard Tobacco Company	6.88	5-1-2020	250,000	303,268
Lorillard Tobacco Company	8.13	6-23-2019	155,000	198,242
Lorillard Tobacco Company	8.13	5-1-2040	250,000	335,104
Philip Morris International Incorporated	1.63	3-20-2017	500,000	509,571
Philip Morris International Incorporated	2.50	5-16-2016	500,000	527,004
Philip Morris International Incorporated	2.50	8-22-2022	250,000	247,209
Philip Morris International Incorporated	3.88	8-21-2042	250,000	234,888
Philip Morris International Incorporated	4.38	11-15-2041	500,000	507,280
Philip Morris International Incorporated	4.50	3-26-2020	750,000	863,571
Philip Morris International Incorporated	4.50	3-20-2042	500,000	524,507
Philip Morris International Incorporated	5.65	5-16-2018	700,000	844,745
Philip Morris International Incorporated	6.38	5-16-2038	600,000	774,310
Philip Morris International Incorporated	6.88	3-17-2014	750,000	800,692
Reynolds American Incorporated	4.75	11-1-2042	250,000	244,689
Reynolds American Incorporated	7.25	6-15-2037	200,000	261,619
Reynolds American Incorporated	7.63	6-1-2016	1,000,000	1,191,287
UST Incorporated	5.75	3-1-2018	100,000	117,726

				14,269,016

Energy: 1.68%

Energy Equipment & Services: 0.14%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	588,142
Baker Hughes Incorporated	6.88	1-15-2029	250,000	338,199
Baker Hughes Incorporated	7.50	11-15-2018	375,000	493,537
Cameron International Corporation	4.50	6-1-2021	200,000	223,543
Cameron International Corporation	5.95	6-1-2041	100,000	122,933
Cameron International Corporation	7.00	7-15-2038	100,000	132,490
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	380,963
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	449,638
FMC Technologies Incorporated	3.45	10-1-2022	100,000	101,485
Halliburton Company	4.50	11-15-2041	250,000	270,740
Halliburton Company	6.15	9-15-2019	350,000	440,692
Halliburton Company	7.45	9-15-2039	650,000	957,732
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	998,777
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,419,873
Rowan Companies Incorporated	7.88	8-1-2019	300,000	375,716

				7,294,460

Oil, Gas & Consumable Fuels: 1.54%
Amerada Hess Corporation	7.13	3-15-2033	500,000	613,464
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	689,932

34	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corporation	6.20%	3-15-2040	$300,000	$364,464
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	597,135
Anadarko Petroleum Corporation	6.45	9-15-2036	750,000	920,183
Anadarko Petroleum Corporation	7.63	3-15-2014	500,000	534,117
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	603,153
Apache Corporation	3.25	4-15-2022	500,000	517,391
Apache Corporation	3.63	2-1-2021	500,000	539,594
Apache Corporation	4.25	1-15-2044	250,000	240,566
Apache Corporation	4.75	4-15-2043	1,000,000	1,036,294
Apache Corporation	5.10	9-1-2040	350,000	379,675
Apache Corporation	5.25	2-1-2042	100,000	111,086
Apache Corporation	5.63	1-15-2017	380,000	441,704
Apache Corporation	6.00	1-15-2037	500,000	604,348
BJ Services Company	6.00	6-1-2018	150,000	182,707
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	97,522
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	169,178
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	112,907
Buckeye Partners LP	4.88	2-1-2021	560,000	599,414
Buckeye Partners LP	5.50	8-15-2019	150,000	168,560
Buckeye Partners LP	6.05	1-15-2018	100,000	114,187
Chevron Corporation	1.10	12-5-2017	1,000,000	1,002,497
Chevron Corporation	2.36	12-5-2022	500,000	497,873
Chevron Corporation	4.95	3-3-2019	500,000	597,937
ConocoPhillips Company	1.05	12-15-2017	250,000	249,430
ConocoPhillips Company	2.40	12-15-2022	500,000	489,114
ConocoPhillips Company	4.60	1-15-2015	500,000	537,557
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,530,214
ConocoPhillips Company	5.90	10-15-2032	250,000	316,253
ConocoPhillips Company	5.90	5-15-2038	100,000	129,301
ConocoPhillips Company	6.00	1-15-2020	750,000	939,850
ConocoPhillips Company	6.50	2-1-2039	900,000	1,238,023
ConocoPhillips Company	6.95	4-15-2029	800,000	1,099,630
Devon Energy Corporation	2.40	7-15-2016	200,000	207,063
Devon Energy Corporation	3.25	5-15-2022	500,000	500,614
Devon Energy Corporation	4.00	7-15-2021	200,000	213,058
Devon Energy Corporation	4.75	5-15-2042	500,000	495,597
Devon Energy Corporation	5.60	7-15-2041	200,000	221,598
Devon Energy Corporation	6.30	1-15-2019	600,000	735,339
Devon Energy Corporation	7.95	4-15-2032	500,000	695,074
El Paso Natural Gas Company	5.95	4-15-2017	150,000	173,596
El Paso Natural Gas Company	8.38	6-15-2032	650,000	923,827
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	96,039
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	427,897
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	209,751
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	75,078
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	238,907
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	339,296
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	171,137
Enbridge Incorporated	5.80	6-15-2014	300,000	319,752
Energen Corporation	4.63	9-1-2021	100,000	102,835

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	35

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	3.60%	2-1-2023	$300,000	$299,890
Energy Transfer Partners LP	4.65	6-1-2021	100,000	108,882
Energy Transfer Partners LP	5.15	2-1-2043	200,000	201,013
Energy Transfer Partners LP	5.20	2-1-2022	500,000	562,053
Energy Transfer Partners LP	6.05	6-1-2041	300,000	331,508
Energy Transfer Partners LP	6.13	2-15-2017	55,000	63,565
Energy Transfer Partners LP	6.50	2-1-2042	500,000	577,306
Energy Transfer Partners LP	6.63	10-15-2036	230,000	264,764
Energy Transfer Partners LP	6.70	7-1-2018	100,000	120,699
Energy Transfer Partners LP	7.50	7-1-2038	100,000	126,726
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,326,177
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	251,049
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	106,355
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	242,901
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	587,054
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	820,172
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	226,424
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	117,130
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,179,995
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	482,592
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	308,824
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	136,307
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	505,554
Enterprise Products Operating LLC Series G	5.60	10-15-2014	565,000	607,772
EOG Resources Incorporated	2.63	3-15-2023	450,000	446,502
EOG Resources Incorporated	2.95	6-1-2015	500,000	524,853
EOG Resources Incorporated	4.10	2-1-2021	200,000	225,360
EOG Resources Incorporated	4.40	6-1-2020	300,000	346,672
EOG Resources Incorporated	5.63	6-1-2019	75,000	91,366
EOG Resources Incorporated	6.88	10-1-2018	400,000	509,624
EQT Corporation	4.88	11-15-2021	300,000	319,918
EQT Corporation	8.13	6-1-2019	325,000	404,459
Equitable Resources Incorporated	6.50	4-1-2018	100,000	116,613
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	211,107
Hess Corporation	5.60	2-15-2041	300,000	318,672
Hess Corporation	6.00	1-15-2040	350,000	385,607
Hess Corporation	7.30	8-15-2031	384,000	477,006
Hess Corporation	7.88	10-1-2029	180,000	232,188
Hess Corporation	8.13	2-15-2019	500,000	643,939
Kerr-McGee Corporation	6.95	7-1-2024	200,000	248,648
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	254,049
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	535,096
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	253,362
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	254,383
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	228,982
Kinder Morgan Energy Partners LP	5.13	11-15-2014	500,000	536,863
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	146,225
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,195,707
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	113,415
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	596,458

36	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	6.38%	3-1-2041	$500,000	$602,465
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	907,124
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	633,130
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	121,754
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	709,287
Marathon Oil Corporation	2.80	11-1-2022	600,000	582,424
Marathon Oil Corporation	6.00	10-1-2017	625,000	748,245
Marathon Oil Corporation	6.60	10-1-2037	450,000	560,378
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	592,603
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	40,751
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	685,028
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	656,027
Murphy Oil Corporation	2.50	12-1-2017	500,000	501,125
Murphy Oil Corporation	5.13	12-1-2042	250,000	234,385
Murphy Oil Corporation	7.05	5-1-2029	200,000	236,305
Nabors Industries Incorporated	5.00	9-15-2020	300,000	316,656
Nabors Industries Incorporated	6.15	2-15-2018	500,000	568,197
Nabors Industries Incorporated	9.25	1-15-2019	500,000	635,932
Nextera Energy Capital	4.50	6-1-2021	200,000	220,457
Noble Energy Incorporated	6.00	3-1-2041	565,000	683,114
Noble Energy Incorporated	8.25	3-1-2019	350,000	457,904
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	205,844
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	253,069
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	105,180
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	504,522
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	526,932
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	522,951
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	442,219
ONEOK Partners LP	4.25	2-1-2022	130,000	138,590
ONEOK Partners LP	6.13	2-1-2041	500,000	581,940
ONEOK Partners LP	6.15	10-1-2016	200,000	232,257
ONEOK Partners LP	6.85	10-15-2037	500,000	625,461
ONEOK Partners LP	8.63	3-1-2019	350,000	465,128
Phillips 66 Company	2.95	5-1-2017	1,000,000	1,058,234
Phillips 66 Company	4.30	4-1-2022	1,000,000	1,102,230
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,042,462
Plains All American Pipeline LP	3.65	6-1-2022	500,000	527,293
Plains All American Pipeline LP	5.00	2-1-2021	200,000	231,250
Plains All American Pipeline LP	5.15	6-1-2042	500,000	547,292
Plains All American Pipeline LP	6.50	5-1-2018	150,000	184,983
Plains All American Pipeline LP	6.65	1-15-2037	200,000	257,419
Plains All American Pipeline LP	8.75	5-1-2019	400,000	542,091
Rowan Companies Incorporated	5.40	12-1-2042	150,000	151,403
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,096,672
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	584,450
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,056,886
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	199,083
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	106,774
Spectra Energy Capital LLC	5.67	8-15-2014	125,000	133,369
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	135,717

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	37

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Spectra Energy Capital LLC	8.00%	10-1-2019	$100,000	$131,444
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	199,927
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	149,618
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	307,072
TC Pipelines LP	4.65	6-15-2021	300,000	320,408
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	338,766
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	438,148
Total Capital International SA	1.50	2-17-2017	500,000	508,507
TransCanada PipeLines Limited	4.88	1-15-2015	65,000	69,898
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	119,351
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	748,950
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	732,708
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	127,966
Transocean Incorporated	6.00	3-15-2018	600,000	687,973
Transocean Incorporated	6.50	11-15-2020	300,000	349,793
Transocean Incorporated	6.80	3-15-2038	450,000	515,162
Transocean Incorporated	7.50	4-15-2031	220,000	268,255
Valero Energy Corporation	4.50	2-1-2015	65,000	69,426
Valero Energy Corporation	6.13	6-15-2017	500,000	595,938
Valero Energy Corporation	6.13	2-1-2020	65,000	78,783
Valero Energy Corporation	6.63	6-15-2037	500,000	613,779
Valero Energy Corporation	7.50	4-15-2032	300,000	384,808
Valero Energy Corporation	9.38	3-15-2019	450,000	618,500
Weatherford International Limited	6.00	3-15-2018	100,000	114,461
Weatherford International Limited	6.50	8-1-2036	300,000	326,444
Weatherford International Limited	7.00	3-15-2038	50,000	56,959
Western Gas Partners	4.00	7-1-2022	400,000	414,263
Williams Companies Incorporated	3.70	1-15-2023	500,000	498,164
Williams Companies Incorporated	7.88	9-1-2021	200,000	255,584
Williams Companies Incorporated	8.75	3-15-2032	275,000	375,358
Williams Partners LP	3.35	8-15-2022	250,000	248,514
Williams Partners LP	3.80	2-15-2015	600,000	633,008
Williams Partners LP	4.13	11-15-2020	300,000	323,368
Williams Partners LP	5.25	3-15-2020	640,000	731,325
Williams Partners LP	6.30	4-15-2040	390,000	461,147
XTO Energy Incorporated	6.50	12-15-2018	1,000,000	1,301,533

				81,953,804

Financials: 7.52%

Capital Markets: 1.38%
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	355,017
Ameriprise Financial Incorporated	5.65	11-15-2015	400,000	451,284
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	84,891
Bank of New York Mellon Corporation	1.20	2-20-2015	45,000	45,572
Bank of New York Mellon Corporation	1.70	11-24-2014	500,000	510,045
Bank of New York Mellon Corporation	2.30	7-28-2016	500,000	521,212
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	524,052
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	647,141
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	111,434

38	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Bank of New York Mellon Corporation	4.30%	5-15-2014	$415,000	$434,428
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,202,678
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	199,369
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,168,464
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	746,245
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,870,242
Berkshire Hathaway Finance Corporation	3.20	2-11-2015	500,000	526,358
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	561,932
Berkshire Hathaway Finance Corporation	4.85	1-15-2015	500,000	540,258
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	419,722
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	296,837
BlackRock Incorporated	3.38	6-1-2022	500,000	526,833
BlackRock Incorporated	3.50	12-10-2014	550,000	578,758
BlackRock Incorporated	4.25	5-24-2021	500,000	561,708
BlackRock Incorporated	5.00	12-10-2019	250,000	297,237
BlackRock Incorporated	6.25	9-15-2017	350,000	425,439
Charles Schwab Corporation	3.23	9-1-2022	425,000	437,311
Charles Schwab Corporation	4.45	7-22-2020	200,000	228,535
Credit Suisse USA Incorporated	4.88	1-15-2015	1,000,000	1,076,900
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	564,378
Eaton Vance Corporation	6.50	10-2-2017	50,000	59,985
Franklin Resources Incorporated	2.80	9-15-2022	300,000	301,148
Franklin Resources Incorporated	4.63	5-20-2020	250,000	289,046
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,009,368
Goldman Sachs Group Incorporated	2.38	1-22-2018	1,750,000	1,773,090
Goldman Sachs Group Incorporated	3.30	5-3-2015	500,000	522,788
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,126,608
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	505,002
Goldman Sachs Group Incorporated	3.70	8-1-2015	500,000	528,227
Goldman Sachs Group Incorporated	5.13	1-15-2015	1,500,000	1,606,922
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,252,314
Goldman Sachs Group Incorporated	5.35	1-15-2016	275,000	304,979
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,724,825
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	569,964
Goldman Sachs Group Incorporated	5.75	1-24-2022	1,500,000	1,760,286
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,189,538
Goldman Sachs Group Incorporated	6.00	5-1-2014	1,045,000	1,106,264
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,176,513
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	2,068,119
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,474,109
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	606,757
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	995,020
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,093,493
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,183,158
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,643,897
Jefferies Group Incorporated	3.88	11-9-2015	500,000	521,875
Jefferies Group Incorporated	6.25	1-15-2036	150,000	153,750
Jefferies Group Incorporated	6.45	6-8-2027	150,000	162,000
Jefferies Group Incorporated	6.88	4-15-2021	150,000	173,625
Jefferies Group Incorporated	8.50	7-15-2019	700,000	872,847

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	39

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Lazard Group LLC	6.85%	6-15-2017	$500,000	$576,300
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	789,723
Morgan Stanley	1.75	2-25-2016	500,000	502,226
Morgan Stanley	2.88	7-28-2014	240,000	246,031
Morgan Stanley	3.75	2-25-2023	925,000	934,674
Morgan Stanley	4.10	1-26-2015	500,000	524,266
Morgan Stanley	4.20	11-20-2014	1,000,000	1,047,988
Morgan Stanley	4.75	4-1-2014	1,500,000	1,551,677
Morgan Stanley	4.75	3-22-2017	1,000,000	1,104,793
Morgan Stanley	4.88	11-1-2022	156,000	164,735
Morgan Stanley	5.38	10-15-2015	525,000	573,104
Morgan Stanley	5.45	1-9-2017	1,000,000	1,119,579
Morgan Stanley	5.50	1-26-2020	1,000,000	1,138,286
Morgan Stanley	5.50	7-24-2020	500,000	573,540
Morgan Stanley	5.50	7-28-2021	570,000	654,359
Morgan Stanley	5.55	4-27-2017	850,000	958,617
Morgan Stanley	5.63	9-23-2019	2,000,000	2,314,050
Morgan Stanley	5.75	10-18-2016	1,500,000	1,688,370
Morgan Stanley	6.00	5-13-2014	800,000	845,786
Morgan Stanley	6.00	4-28-2015	1,500,000	1,637,460
Morgan Stanley	6.25	8-9-2026	300,000	356,350
Morgan Stanley	6.38	7-24-2042	1,000,000	1,221,899
Morgan Stanley	6.63	4-1-2018	2,500,000	2,975,350
Morgan Stanley	7.25	4-1-2032	470,000	605,434
Morgan Stanley	7.30	5-13-2019	400,000	496,239
Northern Trust Corporation	3.45	11-4-2020	500,000	538,940
Northern Trust Corporation	4.63	5-1-2014	540,000	566,094
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	106,660
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	128,866
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	240,160
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,622,726

				73,474,079

Commercial Banks: 1.00%
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	256,390
Bank One Corporation	7.63	10-15-2026	240,000	320,260
Bank One Corporation	8.00	4-29-2027	550,000	786,366
Branch Banking & Trust Corporation	2.05	4-28-2014	250,000	254,112
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	516,781
Branch Banking & Trust Corporation	3.20	3-15-2016	100,000	106,808
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	382,094
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	535,712
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	114,137
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	641,419
Branch Banking &Trust Corporation	5.20	12-23-2015	500,000	557,275
Capital One Bank USA NA	3.38	2-15-2023	500,000	503,206
Comerica Bank	5.75	11-21-2016	500,000	576,102
Comerica Incorporated	3.00	9-16-2015	100,000	105,247
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	504,285
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	255,908

40	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Compass Bank	6.40%	10-1-2017	$250,000	$272,666
Fifth Third Bancorp	3.63	1-25-2016	500,000	536,005
Fifth Third Bancorp	5.45	1-15-2017	500,000	563,798
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,047,068
First Horizon National Corporation	5.38	12-15-2015	500,000	546,952
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,187,270
HSBC Bank USA NA	4.63	4-1-2014	700,000	728,848
HSBC Bank USA NA	4.88	8-24-2020	800,000	902,898
HSBC Bank USA NA	5.00	9-27-2020	500,000	549,297
HSBC Bank USA NA	5.63	8-15-2035	225,000	255,153
HSBC Bank USA NA	7.00	1-15-2039	500,000	673,266
HSBC Holdings plc	6.10	1-14-2042	500,000	644,394
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,248,035
HSBC Holdings plc	6.50	9-15-2037	850,000	1,066,142
HSBC USA Incorporated	2.38	2-13-2015	500,000	515,531
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	31,000
KeyBank NA	1.65	2-1-2018	400,000	404,172
KeyBank NA	4.95	9-15-2015	250,000	273,351
KeyBank NA	5.45	3-3-2016	500,000	563,801
KeyBank NA	5.80	7-1-2014	350,000	373,457
KeyCorp	5.10	3-24-2021	500,000	581,448
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	608,289
National Australia Bank Limited	1.60	8-7-2015	500,000	509,600
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,054,523
National Australia Bank Limited	3.00	1-20-2023	350,000	346,918
PNC Bank NA	6.00	12-7-2017	500,000	597,326
PNC Bank NA	6.88	4-1-2018	175,000	217,875
Sovereign Bank	8.75	5-30-2018	250,000	301,000
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	501,192
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,011,795
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	267,822
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	37,047
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	889,673
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	622,821
SVB Financial Group	5.38	9-15-2020	160,000	181,012
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	534,156
Union Bank NA	2.13	6-16-2017	250,000	256,673
Union Bank NA	5.95	5-11-2016	450,000	509,066
UnionBanCal Corporation	3.50	6-18-2022	200,000	207,980
US Bancorp NA	2.45	7-27-2015	500,000	523,324
US Bancorp NA	2.95	7-15-2022	575,000	573,401
US Bancorp NA	3.44	2-1-2016	500,000	528,292
US Bancorp NA	4.13	5-24-2021	1,000,000	1,121,294
US Bancorp NA	4.20	5-15-2014	1,000,000	1,045,009
US Bank NA ±	3.78	4-29-2020	1,000,000	1,061,335
US Bank NA	4.95	10-30-2014	275,000	293,990
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,223,900
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	803,168
Wachovia Corporation (l)	5.25	8-1-2014	1,000,000	1,061,658
Wachovia Corporation (l)	5.50	8-1-2035	700,000	790,024

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	41

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Wachovia Corporation (l)	5.63%	10-15-2016	$1,200,000	$1,373,980
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,176,842
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,193,518
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,514,177
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	763,481
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,055,546
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,055,066
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,084,536
Wells Fargo & Company (l)	3.75	10-1-2014	1,500,000	1,575,567
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,427,633
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,781,370
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	432,089
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	510,000
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,060,856
Zions Bancorporation	7.75	9-23-2014	200,000	218,444

				53,283,922

Consumer Finance: 0.92%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	387,800
American Express Centurion Bank	6.00	9-13-2017	500,000	598,043
American Express Company	2.65	12-2-2022	575,000	562,193
American Express Company	4.05	12-3-2042	405,000	394,312
American Express Company	5.50	9-12-2016	500,000	571,345
American Express Company ±	6.80	9-1-2066	200,000	214,500
American Express Company	7.00	3-19-2018	800,000	1,001,763
American Express Company	7.25	5-20-2014	650,000	700,815
American Express Company	8.13	5-20-2019	500,000	673,808
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,101,276
American Express Credit Corporation	2.38	3-24-2017	750,000	783,876
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,045,927
American Express Credit Corporation	2.80	9-19-2016	500,000	529,136
American Express Credit Corporation	5.13	8-25-2014	500,000	532,669
American Express Credit Corporation	5.30	12-2-2015	500,000	559,903
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	429,283
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	643,472
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	325,520
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	107,127
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	326,213
Bunge Limited Finance Corporation	5.35	4-15-2014	500,000	523,979
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	649,630
Capital One Bank USA NA	8.80	7-15-2019	750,000	1,028,427
Capital One Financial Corporation	1.00	11-6-2015	300,000	298,914
Capital One Financial Corporation	2.13	7-15-2014	300,000	305,172
Capital One Financial Corporation	3.15	7-15-2016	260,000	277,129
Capital One Financial Corporation	4.75	7-15-2021	450,000	512,334
Capital One Financial Corporation	6.15	9-1-2016	500,000	576,603
Capital One Financial Corporation	6.75	9-15-2017	283,000	343,524
Capital One Financial Corporation	7.38	5-23-2014	700,000	755,173
Caterpillar Financial Services Corporation	1.38	5-20-2014	120,000	121,426
Caterpillar Financial Services Corporation	1.65	4-1-2014	100,000	101,371

42	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Caterpillar Financial Services Corporation	2.65%	4-1-2016	$100,000	$105,678
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	312,293
Caterpillar Financial Services Corporation	7.15	2-15-2019	1,000,000	1,296,448
Caterpillar Financial Services Corporation Series F	4.75	2-17-2015	415,000	447,342
Daimler Finance North America LLC	8.50	1-18-2031	425,000	657,624
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	861,461
Discover Financial Services 144A	3.85	11-21-2022	550,000	562,794
Discover Financial Services	5.20	4-27-2022	600,000	679,004
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,332,382
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,081,650
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	797,235
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,281,700
John Deere Capital Corporation	0.95	6-29-2015	200,000	201,848
John Deere Capital Corporation	1.40	3-15-2017	500,000	505,913
John Deere Capital Corporation	1.60	3-3-2014	500,000	506,009
John Deere Capital Corporation	2.25	6-7-2016	200,000	208,734
John Deere Capital Corporation	2.80	1-27-2023	500,000	506,308
John Deere Capital Corporation	2.95	3-9-2015	250,000	261,737
John Deere Capital Corporation	3.90	7-12-2021	300,000	333,533
John Deere Capital Corporation	5.50	4-13-2017	100,000	117,355
John Deere Capital Corporation	5.75	9-10-2018	500,000	610,601
National City Corporation	4.90	1-15-2015	360,000	387,920
National City Corporation	6.88	5-15-2019	500,000	624,820
Reed Elsevier Capital Incorporated 144A	3.13	10-15-2022	500,000	481,467
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	651,703
SLM Corporation	3.88	9-10-2015	250,000	257,837
SLM Corporation	4.63	9-25-2017	500,000	512,793
SLM Corporation	5.50	1-25-2023	350,000	348,821
SLM Corporation	5.63	8-1-2033	315,000	288,225
SLM Corporation	6.25	1-25-2016	1,000,000	1,082,500
SLM Corporation	8.00	3-25-2020	400,000	463,000
SLM Corporation	8.45	6-15-2018	750,000	886,875
SLM Corporation Series A	5.00	4-15-2015	500,000	530,043
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	531,980
Teva Pharmaceutical Finance LLC	5.55	2-1-2016	200,000	225,465
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	510,402
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	503,603
Toyota Motor Credit Corporation	1.00	2-17-2015	150,000	151,297
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	650,605
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	518,595
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	776,542
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	528,773
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,057,977
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	529,376
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	375,893
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	576,842

				49,103,666

Diversified Financial Services: 2.67%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	101,361
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,113,380

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	43

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
ABB Finance (USA) Incorporated	4.38%	5-8-2042	$37,000	$38,876
AmeriTech Funding Corporation	6.45	1-15-2018	300,000	354,682
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,003,095
Bank of America Corporation	2.00	1-11-2018	750,000	749,682
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,122,742
Bank of America Corporation	3.70	9-1-2015	500,000	527,806
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,140,066
Bank of America Corporation	4.50	4-1-2015	1,000,000	1,063,555
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,883,516
Bank of America Corporation	5.25	12-1-2015	500,000	542,276
Bank of America Corporation	5.38	6-15-2014	700,000	739,717
Bank of America Corporation	5.49	3-15-2019	250,000	281,171
Bank of America Corporation	5.63	10-14-2016	100,000	112,981
Bank of America Corporation	5.65	5-1-2018	1,000,000	1,160,951
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,366,328
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,736,214
Bank of America Corporation	5.88	1-5-2021	500,000	594,134
Bank of America Corporation	5.88	2-7-2042	500,000	608,165
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,161,624
Bank of America Corporation	6.00	10-15-2036	800,000	971,252
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,134,870
Bank of America Corporation	7.38	5-15-2014	1,500,000	1,613,826
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,189,405
BHP Billiton Finance USA Limited	1.13	11-21-2014	150,000	151,755
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	532,245
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	668,834
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	168,396
Block Financial LLC	5.50	11-1-2022	200,000	206,754
Citigroup Incorporated	2.25	8-7-2015	500,000	510,830
Citigroup Incorporated	2.65	3-2-2015	1,500,000	1,540,044
Citigroup Incorporated	3.38	3-1-2023	632,000	638,465
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,074,961
Citigroup Incorporated	4.05	7-30-2022	400,000	415,410
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,669,643
Citigroup Incorporated	4.59	12-15-2015	500,000	542,429
Citigroup Incorporated	4.75	5-19-2015	1,500,000	1,609,818
Citigroup Incorporated	5.00	9-15-2014	900,000	946,725
Citigroup Incorporated	5.38	8-9-2020	500,000	587,111
Citigroup Incorporated	5.50	10-15-2014	1,000,000	1,067,929
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,123,247
Citigroup Incorporated	5.88	5-29-2037	500,000	596,126
Citigroup Incorporated	5.88	1-30-2042	500,000	609,051
Citigroup Incorporated	6.00	8-15-2017	100,000	117,119
Citigroup Incorporated	6.00	10-31-2033	1,225,000	1,355,349
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,183,110
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,589,713
Citigroup Incorporated	6.13	8-25-2036	500,000	566,249
Citigroup Incorporated	6.38	8-12-2014	1,500,000	1,613,136
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,732,912
Citigroup Incorporated	8.13	7-15-2039	855,000	1,269,708

44	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Citigroup Incorporated	8.50%	5-22-2019	$900,000	$1,206,549
Credit Suisse New York	4.38	8-5-2020	1,000,000	1,130,243
Credit Suisse New York	5.40	1-14-2020	1,500,000	1,683,642
Deutsche Bank Financial LLC	5.38	3-2-2015	300,000	319,438
General Electric Capital Corporation	1.63	7-2-2015	1,750,000	1,780,826
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,072,298
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	2,002,610
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,148,342
General Electric Capital Corporation	3.50	6-29-2015	500,000	530,470
General Electric Capital Corporation	3.75	11-14-2014	500,000	526,136
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,239,324
General Electric Capital Corporation	4.65	10-17-2021	1,000,000	1,128,974
General Electric Capital Corporation	4.88	3-4-2015	500,000	540,000
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,113,688
General Electric Capital Corporation	5.30	2-11-2021	845,000	972,659
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,767,060
General Electric Capital Corporation	5.63	5-1-2018	1,000,000	1,185,924
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	2,937,688
General Electric Capital Corporation	5.90	5-13-2014	1,625,000	1,730,121
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,036,813
General Electric Capital Corporation	6.15	8-7-2037	650,000	789,681
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,057,500
General Electric Capital Corporation	6.75	3-15-2032	1,850,000	2,368,326
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	1,978,013
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	201,500
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,980,594
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,410,684
ING US Incorporated 144A	2.90	2-15-2018	400,000	402,769
ING US Incorporated 144A	5.50	7-15-2022	500,000	552,138
JPMorgan Chase & Company	1.10	10-15-2015	500,000	501,697
JPMorgan Chase & Company	1.13	2-26-2016	250,000	250,431
JPMorgan Chase & Company	1.80	1-25-2018	500,000	502,825
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,531,539
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,564,229
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	1,002,170
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,514,249
JPMorgan Chase & Company	3.40	6-24-2015	500,000	528,327
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,672,580
JPMorgan Chase & Company	3.70	1-20-2015	1,500,000	1,579,689
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,205,714
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,676,591
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,694,874
JPMorgan Chase & Company	4.65	6-1-2014	1,650,000	1,731,545
JPMorgan Chase & Company	5.25	5-1-2015	1,100,000	1,197,260
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,327,651
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,480,084
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,195,192
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,837,593
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,766,970
Mellon Funding Corporation	5.00	12-1-2014	200,000	214,301

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	45

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Mellon Funding Corporation	5.20%	5-15-2014	$100,000	$105,691
Mellon Funding Corporation	5.50	11-15-2018	200,000	236,322
Merrill Lynch & Company Incorporated	5.45	7-15-2014	450,000	475,182
Merrill Lynch & Company Incorporated	6.05	5-16-2016	1,500,000	1,673,555
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	684,394
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	587,057
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	2,049,052
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	1,013,382
Moody’s Corporation	4.50	9-1-2022	250,000	251,249
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,095,104
NASDAQ OMX Group Incorporated	4.00	1-15-2015	200,000	207,984
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,303
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	538,490
National Credit Union Administration Guaranteed Notes	3.45	6-12-2021	200,000	222,278
National Rural Utilities Cooperative Finance Corporation	1.00	2-2-2015	675,000	680,912
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	106,186
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	292,364
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	1,029,463
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	150,000	223,409
ORIX Corporation	5.00	1-12-2016	500,000	540,357
PACCAR Financial Corporation	0.70	11-16-2015	250,000	250,213
PACCAR Financial Corporation	0.75	8-14-2015	300,000	301,031
PC Financial Partnership	5.00	11-15-2014	250,000	266,678
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,056,342
PNC Funding Corporation	3.63	2-8-2015	1,100,000	1,161,672
PNC Funding Corporation	5.13	2-8-2020	150,000	176,414
PNC Funding Corporation	5.63	2-1-2017	350,000	402,421
PNC Funding Corporation	6.70	6-10-2019	500,000	636,033
Private Export Funding Corporation	1.38	2-15-2017	375,000	380,701
Private Export Funding Corporation	2.05	11-15-2022	250,000	248,888
Private Export Funding Corporation	2.45	7-15-2024	300,000	302,374
Private Export Funding Corporation	4.30	12-15-2021	100,000	118,636
Private Export Funding Corporation	4.95	11-15-2015	250,000	279,767
Santander Holdings USA	4.63	4-19-2016	500,000	535,975
Teco Finance Incorporated	4.00	3-15-2016	130,000	140,042
Teco Finance Incorporated	5.15	3-15-2020	65,000	75,204
Teco Finance Incorporated	6.57	11-1-2017	250,000	302,431
UBS AG Stamford Connecticut	5.88	7-15-2016	430,000	481,419
Unilever Capital Corporation	0.85	8-2-2017	500,000	497,223
Unilever Capital Corporation	2.75	2-10-2016	300,000	316,319
Unilever Capital Corporation	4.25	2-10-2021	300,000	344,198
Unilever Capital Corporation	5.90	11-15-2032	300,000	399,974

				141,919,954

Insurance: 1.00%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	524,854
ACE INA Holdings Incorporated	5.60	5-15-2015	350,000	387,132
ACE INA Holdings Incorporated	5.88	6-15-2014	75,000	80,010
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	621,528
Aegon Funding Corporation	5.75	12-15-2020	75,000	88,958

46	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
AFLAC Incorporated «	3.45%	8-15-2015	$150,000	$159,610
AFLAC Incorporated	6.90	12-17-2039	250,000	330,210
AFLAC Incorporated	8.50	5-15-2019	150,000	204,343
Alleghany Corporation	5.63	9-15-2020	100,000	114,069
Allied World Assurance	5.50	11-15-2020	300,000	335,344
Allstate Corporation	5.00	8-15-2014	300,000	318,380
Allstate Corporation	5.20	1-15-2042	500,000	587,256
Allstate Corporation	5.55	5-9-2035	830,000	997,889
Allstate Corporation ±	6.13	5-15-2067	300,000	318,390
Allstate Corporation	6.20	5-16-2014	150,000	159,858
Allstate Corporation ±	6.50	5-15-2067	200,000	216,000
Allstate Corporation	7.45	5-16-2019	650,000	853,312
American International Group Incorporated	3.00	3-20-2015	500,000	519,869
American International Group Incorporated	3.80	3-22-2017	1,000,000	1,085,920
American International Group Incorporated	4.25	9-15-2014	500,000	525,217
American International Group Incorporated	4.88	9-15-2016	500,000	558,758
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,134,382
American International Group Incorporated	5.05	10-1-2015	250,000	274,720
American International Group Incorporated	5.45	5-18-2017	700,000	802,985
American International Group Incorporated	5.85	1-16-2018	850,000	1,000,112
American International Group Incorporated	6.25	5-1-2036	250,000	314,356
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,244,136
American International Group Incorporated	6.82	11-15-2037	746,000	978,741
American International Group Incorporated ±	8.18	5-15-2068	1,300,000	1,717,625
American International Group Incorporated	8.25	8-15-2018	750,000	977,613
AON Corporation	3.13	5-27-2016	350,000	369,371
AON Corporation	3.50	9-30-2015	100,000	105,312
AON Corporation	5.00	9-30-2020	550,000	629,025
AON Corporation	6.25	9-30-2040	100,000	129,262
Assurant Incorporated	6.75	2-15-2034	375,000	415,141
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	226,387
Berkshire Hathaway Financial Incorporated	1.55	2-9-2018	300,000	304,023
Berkshire Hathaway Financial Incorporated	1.60	5-15-2017	500,000	510,653
Berkshire Hathaway Financial Incorporated	1.90	1-31-2017	1,275,000	1,315,884
Berkshire Hathaway Financial Incorporated	3.00	2-11-2023	100,000	101,081
Berkshire Hathaway Financial Incorporated	3.40	1-31-2022	250,000	262,872
Berkshire Hathaway Financial Incorporated	4.40	5-15-2042	500,000	497,041
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	400,000	402,882
CHUBB Corporation	5.75	5-15-2018	250,000	305,433
CHUBB Corporation	6.00	5-11-2037	280,000	360,804
CHUBB Corporation ±	6.38	3-29-2067	350,000	381,938
CHUBB Corporation	6.50	5-15-2038	350,000	478,703
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	94,967
CNA Financial Corporation	5.85	12-15-2014	365,000	394,165
CNA Financial Corporation	5.88	8-15-2020	500,000	593,645
CNA Financial Corporation	6.50	8-15-2016	50,000	57,640
CNA Financial Corporation	7.35	11-15-2019	295,000	373,948
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	227,664
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	113,147
GE Global Insurance Holdings	7.00	2-15-2026	430,000	558,629

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	47

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Genworth Financial Incorporated	4.95%	10-1-2015	$100,000	$106,096
Genworth Financial Incorporated	6.52	5-22-2018	500,000	562,393
Genworth Financial Incorporated	7.20	2-15-2021	500,000	573,655
Genworth Financial Incorporated	8.63	12-15-2016	500,000	599,785
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	280,926
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	292,073
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	87,736
Hartford Financial Services Group Incorporated	6.00	1-15-2019	750,000	886,474
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	639,602
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	104,599
Lincoln National Corporation	4.85	6-24-2021	80,000	90,151
Lincoln National Corporation	6.15	4-7-2036	500,000	598,598
Lincoln National Corporation	6.25	2-15-2020	300,000	364,122
Lincoln National Corporation ±	7.00	5-17-2066	350,000	356,125
Lincoln National Corporation	8.75	7-1-2019	120,000	162,353
Loews Corporation	5.25	3-15-2016	200,000	223,785
Markel Corporation	5.35	6-1-2021	100,000	112,497
Markel Corporation	7.13	9-30-2019	100,000	123,560
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	339,916
Marsh & McLennan Companies Incorporated	5.75	9-15-2015	500,000	557,829
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	403,987
MetLife Incorporated	4.75	2-8-2021	750,000	858,789
MetLife Incorporated	5.70	6-15-2035	250,000	292,845
MetLife Incorporated	5.88	2-6-2041	700,000	859,044
MetLife Incorporated	6.38	6-15-2034	280,000	357,876
MetLife Incorporated	6.40	12-15-2066	800,000	865,084
MetLife Incorporated	6.50	12-15-2032	200,000	256,755
MetLife Incorporated	6.75	6-1-2016	500,000	590,056
MetLife Incorporated Series A	6.82	8-15-2018	750,000	938,597
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	103,842
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	284,559
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	255,465
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	258,992
Progressive Corporation	3.75	8-23-2021	1,000,000	1,092,130
Progressive Corporation	6.25	12-1-2032	75,000	96,242
Progressive Corporation ±	6.70	6-15-2067	500,000	550,000
Protective Life Corporation	7.38	10-15-2019	500,000	618,469
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,057,188
Prudential Financial Incorporated	3.88	1-14-2015	100,000	105,473
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,094,680
Prudential Financial Incorporated	5.38	6-21-2020	500,000	589,666
Prudential Financial Incorporated	5.70	12-14-2036	538,000	613,988
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	528,750
Prudential Financial Incorporated	6.20	1-15-2015	30,000	32,876
Prudential Financial Incorporated	6.20	11-15-2040	250,000	304,790
Prudential Financial Incorporated	6.63	12-1-2037	65,000	82,329
Prudential Financial Incorporated	7.38	6-15-2019	55,000	70,526
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	243,750
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	567,866
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	193,993

48	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Reinsurance Group of America Incorporated	5.00%	6-1-2021	$60,000	$66,327
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	420,162
Stancorp Financial Group Incorporated	5.00	8-15-2022	100,000	103,545
The Travelers Companies Incorporated	5.50	12-1-2015	180,000	202,672
The Travelers Companies Incorporated	5.75	12-15-2017	150,000	181,604
The Travelers Companies Incorporated	5.90	6-2-2019	500,000	624,216
The Travelers Companies Incorporated	6.25	6-15-2037	365,000	487,241
Torchmark Corporation	3.80	9-15-2022	350,000	360,332
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	522,712
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	138,241
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	804,481
Unitrin Incorporated	6.00	5-15-2017	100,000	110,701
Unum Group	7.13	9-30-2016	115,000	134,429
Willis North America Incorporated	5.63	7-15-2015	75,000	81,350
Willis North America Incorporated	7.00	9-29-2019	500,000	595,768
WR Berkley Corporation	5.38	9-15-2020	200,000	226,265
WR Berkley Corporation	6.25	2-15-2037	100,000	119,125
XL Capital Limited	6.25	5-15-2027	100,000	118,971
XL Capital Limited	6.38	11-15-2024	100,000	121,126

				53,291,344

Real Estate Management & Development: 0.02%
AMB Property LP	6.63	12-1-2019	500,000	606,450
Jones Lang Lasalle Incorporated	4.40	11-15-2022	100,000	102,060
Regency Centers LP	4.80	4-15-2021	200,000	220,681
Regency Centers LP	5.88	6-15-2017	100,000	115,147

				1,044,338

REITs: 0.52%
American Tower Corporation	3.50	1-31-2023	150,000	147,964
American Tower Corporation	4.50	1-15-2018	500,000	550,814
American Tower Corporation	4.63	4-1-2015	100,000	107,099
American Tower Corporation	5.05	9-1-2020	500,000	557,498
American Tower Corporation	5.90	11-1-2021	65,000	76,644
American Tower Corporation	7.00	10-15-2017	350,000	418,029
AvalonBay Communities Incorporated	2.95	9-15-2022	250,000	247,659
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	175,437
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	121,531
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	159,749
Boston Properties LP	4.13	5-15-2021	300,000	325,392
Boston Properties LP	5.63	4-15-2015	250,000	274,434
Boston Properties LP	5.63	11-15-2020	500,000	595,084
Boston Properties LP	5.88	10-15-2019	500,000	603,278
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	352,382
BRE Properties Incorporated	3.38	1-15-2023	500,000	495,470
BRE Properties Incorporated	5.20	3-15-2021	65,000	73,823
Camden Property Trust	4.63	6-15-2021	150,000	168,629
Camden Property Trust	4.88	6-15-2023	100,000	113,225
Commonwealth REIT	5.88	9-15-2020	100,000	108,139
DDR Corporation	4.63	7-15-2022	250,000	270,279

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	49

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Digital Realty Trust LP	3.63%	10-1-2022	$200,000	$199,051
Digital Realty Trust LP	5.25	3-15-2021	100,000	111,164
Digital Realty Trust LP	5.88	2-1-2020	300,000	341,704
Duke Realty LP	5.95	2-15-2017	350,000	399,765
Duke Realty LP	7.38	2-15-2015	500,000	554,670
Entertainment Properties Trust	5.75	8-15-2022	150,000	160,681
Equity One Incorporated	3.75	11-15-2022	250,000	245,516
ERP Operating LP	5.25	9-15-2014	480,000	513,069
ERP Operating LP	5.75	6-15-2017	750,000	879,922
ERP Operation LP	4.63	12-15-2021	1,000,000	1,122,743
Federal Realty Investment Trust	3.00	8-1-2022	100,000	98,914
HCP Incorporated	3.15	8-1-2022	100,000	99,482
HCP Incorporated	3.75	2-1-2016	355,000	380,075
HCP Incorporated	3.75	2-1-2019	100,000	107,545
HCP Incorporated	5.38	2-1-2021	65,000	75,771
HCP Incorporated	5.63	5-1-2017	100,000	115,034
HCP Incorporated	6.00	1-30-2017	200,000	231,935
HCP Incorporated	6.70	1-30-2018	500,000	607,936
HCP Incorporated	6.75	2-1-2041	65,000	84,785
Health Care Incorporated	3.63	3-15-2016	300,000	317,921
Health Care Incorporated	4.70	9-15-2017	500,000	560,485
Health Care Incorporated	4.95	1-15-2021	250,000	278,275
Health Care Incorporated	5.25	1-15-2022	100,000	112,145
Health Care Incorporated	5.75	1-15-2021	250,000	280,430
Health Care Incorporated	6.13	4-15-2020	250,000	294,881
Health Care Incorporated	6.50	1-17-2017	60,000	68,555
Health Care Incorporated	6.50	3-15-2041	100,000	118,967
Highwoods Realty Limited	5.85	3-15-2017	300,000	337,310
Hospitality Properties Trust	5.63	3-15-2017	75,000	83,352
Hospitality Properties Trust	7.88	8-15-2014	500,000	529,833
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	268,125
HRPT Properties Trust	5.75	11-1-2015	350,000	379,962
Kilroy Realty Corporation	3.80	1-15-2023	250,000	255,993
Kilroy Realty Corporation	4.80	7-15-2018	150,000	167,958
Kilroy Realty Corporation	5.00	11-3-2015	100,000	108,991
Kimco Realty Corporation	5.70	5-1-2017	500,000	579,925
Kimco Realty Corporation	6.88	10-1-2019	100,000	126,854
Liberty Property LP	4.75	10-1-2020	250,000	275,395
Liberty Property LP	5.50	12-15-2016	75,000	85,012
Liberty Property LP	6.63	10-1-2017	150,000	178,510
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	101,334
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	189,966
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,503
National Retail Properties Incorporated	6.88	10-15-2017	100,000	119,909
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	275,625
ProLogis Trust	6.25	3-15-2017	100,000	116,119
ProLogis Trust	6.63	5-15-2018	100,000	121,046
ProLogis Trust	6.88	3-15-2020	531,000	649,705
ProLogis Trust	7.63	8-15-2014	100,000	108,495
Realty Income Corporation	2.00	1-31-2018	150,000	150,412
Realty Income Corporation	5.75	1-15-2021	300,000	349,465

50	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

REITs (continued)
Realty Income Corporation	5.95%	9-15-2016	$100,000	$114,692
Senior Housing Properties Trust	4.30	1-15-2016	100,000	104,044
Simon Property Group LP	2.15	9-15-2017	500,000	517,653
Simon Property Group LP «	3.38	3-15-2022	500,000	524,870
Simon Property Group LP	4.20	2-1-2015	90,000	95,103
Simon Property Group LP	4.38	3-1-2021	500,000	560,431
Simon Property Group LP	4.75	3-15-2042	250,000	265,149
Simon Property Group LP	5.10	6-15-2015	750,000	822,139
Simon Property Group LP	5.25	12-1-2016	50,000	57,133
Simon Property Group LP	5.65	2-1-2020	200,000	241,217
Simon Property Group LP	5.75	12-1-2015	125,000	140,076
Simon Property Group LP	5.88	3-1-2017	250,000	291,824
Simon Property Group LP	6.13	5-30-2018	100,000	122,081
Simon Property Group LP	6.75	2-1-2040	350,000	473,077
Simon Property Group LP	10.35	4-1-2019	600,000	868,902
Tanger Properties LP	6.15	11-15-2015	250,000	283,509
UDR Incorporated	4.25	6-1-2018	150,000	165,689
UDR Incorporated	4.63	1-10-2022	100,000	110,605
Ventas Realty LP	3.13	11-30-2015	100,000	105,615
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,068,977
Ventas Realty LP	4.75	6-1-2021	150,000	166,007
Vornado Realty Trust	4.25	4-1-2015	250,000	265,092
Washington REIT	3.95	10-15-2022	150,000	151,356
Weingarten Realty Investors	3.38	10-15-2022	150,000	147,471

				27,628,491

Thrifts & Mortgage Finance: 0.01%
Astoria Financial Corporation	5.00	6-19-2017	100,000	106,424
People’s United Financial Incorporated	3.65	12-6-2022	150,000	152,363

				258,787

Health Care: 1.76%

Biotechnology: 0.24%
Amgen Incorporated	1.88	11-15-2014	750,000	765,480
Amgen Incorporated	2.30	6-15-2016	600,000	626,750
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,064,546
Amgen Incorporated	3.88	11-15-2021	500,000	543,938
Amgen Incorporated	4.10	6-15-2021	100,000	110,393
Amgen Incorporated	4.50	3-15-2020	65,000	73,806
Amgen Incorporated	4.95	10-1-2041	500,000	537,985
Amgen Incorporated	5.15	11-15-2041	350,000	383,385
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,293,778
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,201,467
Amgen Incorporated	5.75	3-15-2040	80,000	93,378
Amgen Incorporated	5.85	6-1-2017	350,000	414,366
Amgen Incorporated	6.15	6-1-2018	250,000	303,167
Amgen Incorporated	6.38	6-1-2037	500,000	624,060
Amgen Incorporated	6.40	2-1-2039	250,000	316,093
Biogen Idec Incorporated	6.88	3-1-2018	500,000	612,814

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	51

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Celgene Corporation	2.45%	10-15-2015	$200,000	$207,413
Celgene Corporation	3.25	8-15-2022	500,000	504,296
Celgene Corporation	3.95	10-15-2020	200,000	215,606
Genzyme Corporation	3.63	6-15-2015	750,000	801,456
Genzyme Corporation	5.00	6-15-2020	200,000	237,701
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	899,066
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	566,662
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	491,098

				12,888,704

Health Care Equipment & Supplies: 0.22%
Baxter International Incorporated	2.40	8-15-2022	250,000	244,110
Baxter International Incorporated	3.65	8-15-2042	250,000	234,689
Baxter International Incorporated	4.25	3-15-2020	100,000	113,044
Baxter International Incorporated	5.38	6-1-2018	500,000	598,119
Baxter International Incorporated	5.90	9-1-2016	350,000	408,842
Baxter International Incorporated	6.25	12-1-2037	250,000	335,132
Becton Dickinson & Company	1.75	11-8-2016	500,000	515,217
Becton Dickinson & Company	3.13	11-8-2021	300,000	313,723
Becton Dickinson & Company	3.25	11-12-2020	350,000	372,685
Becton Dickinson & Company	6.00	5-15-2039	200,000	260,042
Boston Scientific Corporation	4.50	1-15-2015	750,000	795,150
Boston Scientific Corporation	6.00	1-15-2020	350,000	409,127
Boston Scientific Corporation	6.40	6-15-2016	350,000	401,059
Boston Scientific Corporation	7.38	1-15-2040	300,000	407,090
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,886
C.R. Bard Incorporated	2.88	1-15-2016	100,000	105,577
C.R. Bard Incorporated	4.40	1-15-2021	168,000	188,431
CareFusion Corporation	6.38	8-1-2019	500,000	599,305
Dentsply International	2.75	8-15-2016	55,000	56,969
Hospira Incorporated	6.05	3-30-2017	500,000	574,553
Hospira Incorporated	6.40	5-15-2015	45,000	49,857
Medtronic Incorporated	3.00	3-15-2015	750,000	785,276
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,144,780
Medtronic Incorporated	4.50	3-15-2014	250,000	260,138
Medtronic Incorporated	5.55	3-15-2040	300,000	376,042
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	259,643
St. Jude Medical Incorporated	3.75	7-15-2014	500,000	520,703
Stryker Corporation	2.00	9-30-2016	350,000	363,795
Stryker Corporation	3.00	1-15-2015	150,000	156,772
Stryker Corporation	4.38	1-15-2020	150,000	170,320
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	284,083
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	295,418

				11,699,577

Health Care Providers & Services: 0.50%
Aetna Incorporated	2.75	11-15-2022	500,000	488,137
Aetna Incorporated	3.95	9-1-2020	200,000	218,493
Aetna Incorporated	4.13	6-1-2021	200,000	219,772
Aetna Incorporated	4.13	11-15-2042	250,000	240,415

52	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Aetna Incorporated	6.00%	6-15-2016	$300,000	$346,708
Aetna Incorporated	6.63	6-15-2036	650,000	843,915
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	320,727
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	290,582
Cardinal Health Incorporated	1.70	3-15-2018	57,000	57,387
Cardinal Health Incorporated	3.20	6-15-2022	250,000	254,748
Cardinal Health Incorporated	5.80	10-15-2016	350,000	404,762
Catholic Health Initiatives	4.35	11-1-2042	250,000	251,861
CIGNA Corporation	4.00	2-15-2022	250,000	270,125
CIGNA Corporation	4.38	12-15-2020	500,000	556,750
CIGNA Corporation	4.50	3-15-2021	100,000	111,886
CIGNA Corporation	5.13	6-15-2020	215,000	247,942
CIGNA Corporation	5.38	2-15-2042	350,000	396,044
CIGNA Corporation	5.88	3-15-2041	330,000	395,541
CIGNA Corporation	6.15	11-15-2036	50,000	60,648
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	682,797
Express Scripts Holding Company	2.75	11-21-2014	1,000,000	1,031,543
Express Scripts Holding Company	3.50	11-15-2016	500,000	538,682
Express Scripts Holding Company	3.90	2-15-2022	500,000	532,883
Express Scripts Holding Company	4.75	11-15-2021	750,000	847,066
Express Scripts Holding Company	6.13	11-15-2041	250,000	312,438
Express Scripts Incorporated	3.13	5-15-2016	400,000	422,172
Express Scripts Incorporated	6.25	6-15-2014	1,000,000	1,068,625
Humana Incorporated	7.20	6-15-2018	500,000	612,192
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	68,004
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	57,256
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	547,020
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	224,155
Mayo Clinic Rochester	4.00	11-15-2047	100,000	98,878
McKesson Corporation	3.25	3-1-2016	500,000	536,939
McKesson Corporation	6.00	3-1-2041	250,000	323,371
McKesson Corporation	7.50	2-15-2019	500,000	645,767
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	543,479
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	642,256
Quest Diagnostics Incorporated	5.75	1-30-2040	40,000	43,434
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	468,909
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	122,304
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	250,371
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	1,010,172
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	471,953
UnitedHealth Group Incorporated	5.00	8-15-2014	500,000	532,431
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	298,069
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	615,926
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,213,720
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	195,178
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	671,751
WellPoint Incorporated	1.25	9-10-2015	250,000	251,933
WellPoint Incorporated	1.88	1-15-2018	500,000	505,235
WellPoint Incorporated	2.38	2-15-2017	250,000	258,843
WellPoint Incorporated	3.13	5-15-2022	500,000	500,820

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	53

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
WellPoint Incorporated	3.30%	1-15-2023	$250,000	$253,034
WellPoint Incorporated	4.63	5-15-2042	500,000	501,486
WellPoint Incorporated	4.65	1-15-2043	250,000	252,917
WellPoint Incorporated	5.25	1-15-2016	100,000	111,368
WellPoint Incorporated	5.80	8-15-2040	135,000	158,787
WellPoint Incorporated	5.85	1-15-2036	725,000	855,050
WellPoint Incorporated	5.88	6-15-2017	750,000	887,531
WellPoint Incorporated	7.00	2-15-2019	500,000	623,592

				26,766,780

Life Sciences Tools & Services: 0.06%
Life Technologies Corporation	4.40	3-1-2015	300,000	316,512
Life Technologies Corporation	5.00	1-15-2021	150,000	161,240
Life Technologies Corporation	6.00	3-1-2020	250,000	279,673
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	191,116
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	498,559
Thermo Fisher Scientific Incorporated	3.20	5-1-2015	500,000	523,417
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	42,347
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,144,342

				3,157,206

Pharmaceuticals: 0.74%
Abbott Laboratories	4.13	5-27-2020	250,000	284,066
Abbott Laboratories	5.13	4-1-2019	139,000	165,744
Abbott Laboratories	5.30	5-27-2040	250,000	306,164
Abbott Laboratories	6.00	4-1-2039	150,000	199,291
Abbott Laboratories	6.15	11-30-2037	237,000	319,004
AbbVie Incorporated 144A	1.75	11-6-2017	2,000,000	2,025,260
AbbVie Incorporated 144A	2.00	11-6-2018	300,000	302,263
AbbVie Incorporated 144A	2.90	11-6-2022	2,000,000	1,999,284
AbbVie Incorporated 144A	4.40	11-6-2042	1,000,000	1,017,299
Allergan Incorporated	3.38	9-15-2020	500,000	536,098
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	239,294
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	223,485
Bristol-Myers Squibb Company	5.45	5-1-2018	500,000	600,676
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	742,170
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	17,166
Eli Lilly & Company	4.20	3-6-2014	500,000	518,570
Eli Lilly & Company	5.20	3-15-2017	500,000	581,214
Eli Lilly & Company	5.50	3-15-2027	400,000	501,563
Eli Lilly & Company	5.95	11-15-2037	500,000	644,052
Genentech Incorporated	4.75	7-15-2015	500,000	545,127
GlaxoSmithKline Capital Incorporated	0.75	5-8-2015	1,000,000	1,004,577
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	1,016,664
GlaxoSmithKline Capital Incorporated	4.38	4-15-2014	250,000	261,183
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	357,176
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,000,000	1,213,923
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	900,000	1,220,395
Johnson & Johnson	2.15	5-15-2016	500,000	524,873
Johnson & Johnson	4.50	9-1-2040	300,000	338,057

54	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Johnson & Johnson	4.85%	5-15-2041	$200,000	$239,016
Johnson & Johnson	4.95	5-15-2033	180,000	215,056
Johnson & Johnson	5.15	7-15-2018	500,000	601,408
Johnson & Johnson	5.55	8-15-2017	250,000	299,339
Johnson & Johnson	5.85	7-15-2038	500,000	667,263
Johnson & Johnson	6.73	11-15-2023	300,000	417,946
Merck & Company Incorporated	2.40	9-15-2022	500,000	494,358
Merck & Company Incorporated	3.60	9-15-2042	250,000	240,053
Merck & Company Incorporated	3.88	1-15-2021	350,000	390,388
Merck & Company Incorporated	4.75	3-1-2015	225,000	244,238
Merck & Company Incorporated	5.00	6-30-2019	250,000	298,584
Merck & Company Incorporated	5.75	11-15-2036	400,000	513,298
Merck & Company Incorporated	5.85	6-30-2039	150,000	196,193
Merck & Company Incorporated	5.95	12-1-2028	65,000	83,555
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,212,933
Merck & Company Incorporated	6.30	1-1-2026	250,000	334,920
Merck & Company Incorporated	6.40	3-1-2028	500,000	675,435
Novartis Capital Corporation	2.40	9-21-2022	1,000,000	990,374
Novartis Capital Corporation	2.90	4-24-2015	850,000	892,581
Novartis Capital Corporation	3.70	9-21-2042	250,000	244,451
Novartis Capital Corporation	4.40	4-24-2020	500,000	577,444
Pfizer Incorporated	5.35	3-15-2015	1,000,000	1,094,781
Pfizer Incorporated	5.45	4-1-2017	500,000	587,931
Pfizer Incorporated	6.00	2-15-2036	625,000	805,316
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,517,596
Pfizer Incorporated	6.50	2-1-2034	500,000	678,011
Pfizer Incorporated	7.20	3-15-2039	750,000	1,114,162
Schering-Plough Corporation	6.50	12-1-2033	120,000	167,784
Schering-Plough Corporation	6.55	9-15-2037	475,000	661,687
Teva Pharmaceutical Finance Investment LLC	2.25	3-18-2020	250,000	252,049
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	504,294
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	756,387
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	504,706
Watson Pharmaceuticals Incorporated	5.00	8-15-2014	125,000	132,267
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	157,981
Wyeth LLC	5.50	2-15-2016	180,000	204,705
Wyeth LLC	5.95	4-1-2037	350,000	451,257
Zoetis Incorporated 144A	1.15	2-1-2016	40,000	40,119
Zoetis Incorporated 144A	3.25	2-1-2023	600,000	603,767
Zoetis Incorporated 144A	4.70	2-1-2043	500,000	512,398

				39,280,669

Industrials: 1.59%

Aerospace & Defense: 0.43%
Boeing Capital Corporation	4.70	10-27-2019	500,000	586,004
Boeing Company	4.88	2-15-2020	140,000	165,406
Boeing Company	5.00	3-15-2014	1,000,000	1,046,199
Boeing Company	5.88	2-15-2040	30,000	38,197
Boeing Company	6.00	3-15-2019	300,000	370,143
Boeing Company	6.13	2-15-2033	180,000	230,304

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	55

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Boeing Company	6.88%	3-15-2039	$800,000	$1,139,068
General Dynamics Corporation	1.00	11-15-2017	500,000	495,923
General Dynamics Corporation	1.38	1-15-2015	200,000	203,282
General Dynamics Corporation	2.25	7-15-2016	200,000	209,149
General Dynamics Corporation	2.25	11-15-2022	500,000	480,331
General Dynamics Corporation	3.88	7-15-2021	200,000	220,788
Honeywell International Incorporated	4.25	3-1-2021	50,000	57,535
Honeywell International Incorporated	5.00	2-15-2019	750,000	889,412
Honeywell International Incorporated	5.30	3-1-2018	100,000	119,427
Honeywell International Incorporated	5.38	3-1-2041	365,000	455,779
Honeywell International Incorporated	5.70	3-15-2037	250,000	319,492
L 3 Communications Corporation	3.95	11-15-2016	500,000	541,118
L-3 Communications Corporation	4.95	2-15-2021	500,000	560,423
L-3 Communications Corporation	5.20	10-15-2019	500,000	571,011
Lockheed Martin Corporation	3.35	9-15-2021	250,000	262,614
Lockheed Martin Corporation 144A	4.07	12-15-2042	542,000	507,657
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,127,000
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	217,899
Northrop Grumman Corporation	1.85	11-15-2015	300,000	307,641
Northrop Grumman Corporation	3.50	3-15-2021	300,000	319,806
Northrop Grumman Corporation	3.70	8-1-2014	90,000	93,811
Northrop Grumman Corporation	5.05	8-1-2019	85,000	98,907
Northrop Grumman Corporation	5.05	11-15-2040	100,000	109,390
Northrop Grumman Corporation	7.75	2-15-2031	300,000	423,517
Precision Castparts Corporation	1.25	1-15-2018	500,000	500,020
Precision Castparts Corporation	2.50	1-15-2023	250,000	246,671
Precision Castparts Corporation	3.90	1-15-2043	200,000	198,727
Raytheon Company	2.50	12-15-2022	250,000	245,004
Raytheon Company	4.40	2-15-2020	600,000	683,025
Raytheon Company	4.70	12-15-2041	500,000	546,271
Raytheon Company	7.20	8-15-2027	120,000	165,290
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	59,795
Textron Incorporated	4.63	9-21-2016	100,000	109,925
Textron Incorporated	7.25	10-1-2019	350,000	424,733
United Technologies Corporation	1.80	6-1-2017	533,000	549,326
United Technologies Corporation	3.10	6-1-2022	839,000	877,877
United Technologies Corporation	4.50	4-15-2020	500,000	580,882
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,648,855
United Technologies Corporation	4.88	5-1-2015	850,000	929,856
United Technologies Corporation	5.70	4-15-2040	500,000	626,729
United Technologies Corporation	6.05	6-1-2036	400,000	512,176
United Technologies Corporation	6.13	2-1-2019	565,000	706,740
United Technologies Corporation	6.13	7-15-2038	500,000	649,645
United Technologies Corporation	7.50	9-15-2029	430,000	616,884

				23,045,664

Air Freight & Logistics: 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	474,119
FedEx Corporation	8.00	1-15-2019	400,000	526,931
United Parcel Service Incorporated	1.13	10-1-2017	250,000	251,740

56	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Air Freight & Logistics (continued)
United Parcel Service Incorporated	3.13%	1-15-2021	$900,000	$959,513
United Parcel Service Incorporated	3.88	4-1-2014	350,000	362,815
United Parcel Service Incorporated	5.13	4-1-2019	500,000	604,008
United Parcel Service Incorporated	5.50	1-15-2018	100,000	119,726
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,072,539

				4,371,391

Airlines: 0.06%
American Airlines Incorporated	10.38	1-2-2021	163,484	170,841
Continental Airlines Incorporated	4.75	7-12-2022	461,596	503,139
Continental Airlines Incorporated	7.25	5-10-2021	175,316	203,367
Continental Airlines Incorporated	9.00	1-8-2018	124,519	143,508
Continental Airlines Incorporated Series A	5.98	10-19-2023	380,202	430,122
Delta Air Lines Incorporated	4.95	11-23-2020	173,866	190,384
Delta Air Lines Incorporated	6.82	2-10-2024	79,128	89,122
Delta Air Lines Incorporated	7.75	6-17-2021	345,127	398,621
Northwest Airlines Incorporated	7.03	5-1-2021	175,405	197,559
Southwest Airlines Company	5.25	10-1-2014	500,000	531,134
United Airlines Incorporated	10.40	5-1-2018	190,729	220,292
US Airways Group Incorporated	4.63	12-3-2026	250,000	260,000

				3,338,089

Building Products: 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	218,301
Owens Corning Incorporated	6.50	12-1-2016	102,000	115,125

				333,426

Commercial Services & Supplies: 0.22%
ADT Corporation 144A	3.50	7-15-2022	1,000,000	978,527
Avery Dennison Corporation	5.38	4-15-2020	350,000	383,278
Black & Decker Corporation	3.40	12-1-2021	400,000	421,610
Cintas Corporation No. 2	2.85	6-1-2016	200,000	210,346
Cintas Corporation No. 2	3.25	6-1-2022	100,000	101,767
Cintas Corporation No. 2	4.30	6-1-2021	60,000	66,560
Cintas Corporation No. 2	6.13	12-1-2017	200,000	238,424
Cintas Corporation No. 2	6.15	8-15-2036	50,000	61,408
Cooper US Incorporated	2.38	1-15-2016	200,000	206,497
Cooper US Incorporated	3.88	12-15-2020	200,000	214,869
Cooper US Incorporated	6.10	7-1-2017	100,000	118,446
CRH America Incorporated	6.00	9-30-2016	850,000	968,255
CRH America Incorporated	8.13	7-15-2018	200,000	245,956
Equifax Incorporated	3.30	12-15-2022	231,000	226,556
Equifax Incorporated	4.45	12-1-2014	100,000	105,241
Equifax Incorporated	7.00	7-1-2037	50,000	62,774
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	263,194
Pitney Bowes Incorporated	5.25	1-15-2037	500,000	510,132
Pitney Bowes Incorporated	5.75	9-15-2017	100,000	107,614
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,042,910
Republic Services Incorporated	3.80	5-15-2018	100,000	110,140
Republic Services Incorporated	4.75	5-15-2023	300,000	339,494

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	57

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Republic Services Incorporated	5.25%	11-15-2021	$50,000	$58,202
Republic Services Incorporated	5.50	9-15-2019	125,000	148,707
Republic Services Incorporated	5.70	5-15-2041	550,000	648,304
Republic Services Incorporated	6.20	3-1-2040	250,000	312,104
Waste Management Incorporated	4.60	3-1-2021	200,000	225,854
Waste Management Incorporated	4.75	6-30-2020	500,000	568,927
Waste Management Incorporated	5.00	3-15-2014	415,000	433,338
Waste Management Incorporated	6.10	3-15-2018	326,000	391,374
Waste Management Incorporated	6.13	11-30-2039	500,000	616,047
Waste Management Incorporated	7.38	3-11-2019	500,000	634,765
Waste Management Incorporated	7.75	5-15-2032	400,000	552,740

				11,574,360

Construction & Engineering: 0.01%
URS Corporation 144A	3.85	4-1-2017	500,000	520,085

Electrical Equipment: 0.10%
Eaton Corporation 144A	0.95	11-2-2015	500,000	502,258
Eaton Corporation 144A	2.75	11-2-2022	1,000,000	982,125
Eaton Corporation	5.60	5-15-2018	500,000	590,294
Eaton Corporation	6.95	3-20-2019	200,000	252,834
Emerson Electric Company	4.13	4-15-2015	300,000	321,683
Emerson Electric Company	4.25	11-15-2020	200,000	229,420
Emerson Electric Company	4.75	10-15-2015	100,000	110,101
Emerson Electric Company	4.88	10-15-2019	200,000	237,961
Emerson Electric Company	5.25	10-15-2018	50,000	59,907
Emerson Electric Company	5.25	11-15-2039	500,000	601,379
Emerson Electric Company	5.38	10-15-2017	200,000	234,800
Emerson Electric Company	6.13	4-15-2039	100,000	137,132
Hubbell Incorporated	3.63	11-15-2022	200,000	212,450
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	393,704
Roper Industries Incorporated	6.25	9-1-2019	200,000	242,811

				5,108,859

Industrial Conglomerates: 0.14%
3M Company	1.00	6-26-2017	250,000	251,064
3M Company	2.00	6-26-2022	725,000	716,829
3M Company	5.70	3-15-2037	325,000	430,613
Danaher Corporation	1.30	6-23-2014	560,000	565,884
Danaher Corporation	2.30	6-23-2016	100,000	105,156
Danaher Corporation	3.90	6-23-2021	100,000	111,432
Danaher Corporation	5.40	3-1-2019	450,000	544,454
GATX Corporation	3.50	7-15-2016	245,000	259,377
GATX Corporation	4.85	6-1-2021	100,000	106,895
GATX Corporation	8.75	5-15-2014	200,000	217,752
General Electric Company	2.70	10-9-2022	2,000,000	1,995,944
General Electric Company	4.13	10-9-2042	250,000	249,950
General Electric Company	5.25	12-6-2017	1,600,000	1,876,698

				7,432,048

58	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Machinery: 0.22%
Caterpillar Incorporated	0.95%	6-26-2015	$200,000	$201,427
Caterpillar Incorporated	1.38	5-27-2014	100,000	101,269
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,015,131
Caterpillar Incorporated	2.60	6-26-2022	200,000	201,871
Caterpillar Incorporated	3.80	8-15-2042	500,000	482,534
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,108,683
Caterpillar Incorporated	5.20	5-27-2041	555,000	664,313
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,163,370
Deere & Company	2.60	6-8-2022	500,000	503,848
Deere & Company	3.90	6-9-2042	500,000	503,780
Deere & Company	4.38	10-16-2019	400,000	465,600
Deere & Company	5.38	10-16-2029	300,000	372,294
Deere & Company	6.95	4-25-2014	1,000,000	1,071,501
Dover Corporation	4.30	3-1-2021	500,000	569,702
Dover Corporation	5.38	10-15-2035	200,000	241,470
Dover Corporation	5.45	3-15-2018	100,000	119,601
Dover Corporation	6.60	3-15-2038	60,000	83,856
Harsco Corporation	2.70	10-15-2015	100,000	102,187
IDEX Corporation	4.50	12-15-2020	100,000	109,215
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	128,888
Illinois Tool Works Incorporated	3.90	9-1-2042	200,000	194,661
Illinois Tool Works Incorporated	4.88	9-15-2041	45,000	50,539
Illinois Tool Works Incorporated	5.15	4-1-2014	300,000	314,606
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	194,211
Joy Global Incorporated	6.00	11-15-2016	500,000	577,707
Kennametal Incorporated	2.65	11-1-2019	150,000	150,911
Kennametal Incorporated	3.88	2-15-2022	98,000	101,600
Parker Hannifin Corporation	3.50	9-15-2022	100,000	107,780
Parker Hannifin Corporation	5.50	5-15-2018	135,000	161,445
Parker Hannifin Corporation	6.25	5-15-2038	60,000	80,418
Snap-on Incorporated	6.13	9-1-2021	150,000	185,102
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	350,462

				11,679,982

Professional Services: 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	119,041
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	254,686
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	259,190

				632,917

Road & Rail: 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	664,377
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	1,024,528
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	214,742
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	1,007,134
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	145,863
Burlington Northern Santa Fe LLC	4.88	1-15-2015	500,000	537,193
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	423,638
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	820,847

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	59

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Canadian National Railway Company	6.38%	11-15-2037	$550,000	$768,248
Con-Way Incorporated	7.25	1-15-2018	350,000	414,383
CSX Corporation	3.70	10-30-2020	250,000	269,976
CSX Corporation	4.25	6-1-2021	200,000	222,069
CSX Corporation	4.75	5-30-2042	30,000	31,221
CSX Corporation	5.60	5-1-2017	100,000	116,153
CSX Corporation	6.00	10-1-2036	300,000	361,700
CSX Corporation	6.15	5-1-2037	320,000	393,684
CSX Corporation	6.22	4-30-2040	200,000	250,078
CSX Corporation	6.25	4-1-2015	700,000	778,120
CSX Corporation	7.38	2-1-2019	500,000	640,983
Norfolk Southern Corporation 144A	2.90	2-15-2023	886,000	882,879
Norfolk Southern Corporation	3.00	4-1-2022	500,000	511,156
Norfolk Southern Corporation	4.84	10-1-2041	685,000	749,217
Norfolk Southern Corporation	5.59	5-17-2025	53,000	64,604
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,318,626
Norfolk Southern Corporation	5.90	6-15-2019	65,000	79,759
Ryder System Incorporated	2.50	3-1-2017	200,000	205,495
Ryder System Incorporated	3.15	3-2-2015	115,000	119,521
Ryder System Incorporated	3.50	6-1-2017	200,000	214,244
Ryder System Incorporated	5.85	3-1-2014	300,000	313,587
Ryder System Incorporated	5.85	11-1-2016	250,000	286,175
Union Pacific Corporation	4.00	2-1-2021	500,000	563,656
Union Pacific Corporation	4.16	7-15-2022	437,000	491,188
Union Pacific Corporation	4.88	1-15-2015	360,000	387,127
Union Pacific Corporation	5.78	7-15-2040	300,000	369,551
Union Pacific Corporation	6.15	5-1-2037	40,000	50,865
Union Pacific Corporation	6.63	2-1-2029	600,000	804,702

				16,497,289

Information Technology: 1.14%

Communications Equipment: 0.15%
Cisco Systems Incorporated	2.90	11-17-2014	350,000	364,456
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,083,415
Cisco Systems Incorporated	4.45	1-15-2020	850,000	980,872
Cisco Systems Incorporated	4.95	2-15-2019	600,000	710,213
Cisco Systems Incorporated	5.50	2-22-2016	775,000	882,800
Cisco Systems Incorporated	5.50	1-15-2040	700,000	851,348
Cisco Systems Incorporated	5.90	2-15-2039	800,000	1,012,752
Harris Corporation	4.40	12-15-2020	300,000	329,280
Harris Corporation	5.95	12-1-2017	400,000	463,834
Juniper Networks Incorporated	3.10	3-15-2016	250,000	262,358
Motorola Incorporated	6.00	11-15-2017	700,000	818,714
Motorola Incorporated	7.50	5-15-2025	120,000	151,754

				7,911,796

Computers & Peripherals: 0.19%
Dell Incorporated	5.63	4-15-2014	500,000	524,010
Dell Incorporated	5.88	6-15-2019	550,000	572,035

60	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Computers & Peripherals (continued)
Dell Incorporated	6.50%	4-15-2038	$100,000	$91,311
Dell Incorporated	7.10	4-15-2028	450,000	456,880
Hewlett-Packard Company	2.13	9-13-2015	500,000	504,260
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,001,313
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,017,558
Hewlett-Packard Company	3.00	9-15-2016	500,000	513,573
Hewlett-Packard Company	3.75	12-1-2020	250,000	244,495
Hewlett-Packard Company «	4.05	9-15-2022	250,000	248,942
Hewlett-Packard Company	4.30	6-1-2021	500,000	500,522
Hewlett-Packard Company	4.38	9-15-2021	500,000	502,506
Hewlett-Packard Company «	4.65	12-9-2021	500,000	513,221
Hewlett-Packard Company	4.75	6-2-2014	1,000,000	1,043,757
Hewlett-Packard Company	5.40	3-1-2017	500,000	546,390
Hewlett-Packard Company	5.50	3-1-2018	500,000	553,877
Hewlett-Packard Company	6.00	9-15-2041	475,000	482,431
Lexmark International Incorporated	6.65	6-1-2018	250,000	278,527
NetApp Incorporated	2.00	12-15-2017	250,000	249,895
NetApp Incorporated	3.25	12-15-2022	250,000	245,586

				10,091,089

Electronic Equipment, Instruments & Components: 0.06%
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	554,133
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	312,410
Amphenol Corporation	4.00	2-1-2022	300,000	314,457
Amphenol Corporation	4.75	11-15-2014	150,000	159,405
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	320,683
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	112,185
Avnet Incorporated	5.88	6-15-2020	100,000	109,850
Avnet Incorporated	6.63	9-15-2016	300,000	341,144
Corning Incorporated	1.45	11-15-2017	400,000	402,357
Corning Incorporated	4.25	8-15-2020	250,000	277,146
Corning Incorporated	5.75	8-15-2040	150,000	175,274
Corning Incorporated	6.63	5-15-2019	20,000	24,837
Tech Data Corporation	3.75	9-21-2017	100,000	104,248

				3,208,129

Internet Software & Services: 0.04%
eBay Incorporated	1.63	10-15-2015	400,000	410,837
eBay Incorporated	2.60	7-15-2022	350,000	349,301
eBay Incorporated	3.25	10-15-2020	200,000	213,723
eBay Incorporated	4.00	7-15-2042	250,000	231,420
Google Incorporated	2.13	5-19-2016	500,000	522,609
Google Incorporated	3.63	5-19-2021	500,000	553,847

				2,281,737

IT Services: 0.21%
Western Union Company	5.25	4-1-2020	80,000	85,439
Western Union Company	5.93	10-1-2016	75,000	82,802
Western Union Company	6.20	11-17-2036	75,000	76,341

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	61

Security name	Interest rate	Maturity date	Principal	Value

IT Services (continued)
Western Union Company	6.20%	6-21-2040	$200,000	$200,344
Computer Sciences Corporation	2.50	9-15-2015	111,000	114,055
Computer Sciences Corporation	4.45	9-15-2022	200,000	209,754
Computer Sciences Corporation Series WI	6.50	3-15-2018	150,000	172,826
Fiserv Incorporated	3.50	10-1-2022	400,000	395,372
Fiserv Incorporated	4.75	6-15-2021	500,000	542,534
Fiserv Incorporated	6.80	11-20-2017	100,000	120,468
IBM Corporation	0.55	2-6-2015	1,000,000	1,002,138
IBM Corporation	0.88	10-31-2014	1,000,000	1,008,842
IBM Corporation	1.25	2-8-2018	500,000	501,454
IBM Corporation	1.88	8-1-2022	400,000	381,626
IBM Corporation	1.95	7-22-2016	725,000	753,096
IBM Corporation	4.00	6-20-2042	500,000	512,549
IBM Corporation	5.60	11-30-2039	900,000	1,134,038
IBM Corporation	5.70	9-14-2017	1,000,000	1,198,641
IBM Corporation	5.88	11-29-2032	250,000	324,995
IBM Corporation	7.00	10-30-2025	300,000	419,209
IBM Corporation	7.63	10-15-2018	1,000,000	1,325,305
SAIC Incorporated	4.45	12-1-2020	500,000	533,972
SAIC Incorporated	5.95	12-1-2040	100,000	104,050
Western Union Company	2.88	12-10-2017	250,000	251,392

				11,451,242

Office Electronics: 0.07%
Xerox Corporation	2.95	3-15-2017	1,000,000	1,025,679
Xerox Corporation	4.25	2-15-2015	500,000	526,170
Xerox Corporation	5.63	12-15-2019	200,000	226,738
Xerox Corporation	6.35	5-15-2018	150,000	174,395
Xerox Corporation	6.40	3-15-2016	500,000	562,027
Xerox Corporation	6.75	2-1-2017	250,000	288,800
Xerox Corporation	6.75	12-15-2039	100,000	118,095
Xerox Corporation	8.25	5-15-2014	570,000	617,584

				3,539,488

Semiconductors & Semiconductor Equipment: 0.14%
Analog Devices Incorporated	5.00	7-1-2014	250,000	264,333
Applied Materials Incorporated	2.65	6-15-2016	500,000	526,601
Applied Materials Incorporated	4.30	6-15-2021	300,000	334,111
Applied Materials Incorporated	5.85	6-15-2041	200,000	238,382
Broadcom Corporation	2.38	11-1-2015	200,000	208,863
Broadcom Corporation 144A	2.50	8-15-2022	250,000	244,953
Intel Corporation	1.35	12-15-2017	500,000	501,175
Intel Corporation	1.95	10-1-2016	600,000	622,183
Intel Corporation	2.70	12-15-2022	250,000	247,150
Intel Corporation	3.30	10-1-2021	847,000	885,383
Intel Corporation	4.00	12-15-2032	500,000	493,509
Intel Corporation	4.25	12-15-2042	250,000	245,587
Intel Corporation	4.80	10-1-2041	643,000	686,103
KLA Tencor Corporation	6.90	5-1-2018	300,000	359,465

62	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corporation	3.95%	4-15-2015	$350,000	$375,010
Texas Instruments Incorporated	0.45	8-3-2015	100,000	99,622
Texas Instruments Incorporated	1.38	5-15-2014	500,000	506,175
Texas Instruments Incorporated	1.65	8-3-2019	250,000	248,504
Texas Instruments Incorporated	2.38	5-16-2016	300,000	314,437

				7,401,546

Software: 0.28%
Adobe Systems Incorporated	3.25	2-1-2015	100,000	104,453
Adobe Systems Incorporated	4.75	2-1-2020	325,000	363,150
Autodesk Incorporated	1.95	12-15-2017	250,000	247,637
Autodesk Incorporated	3.60	12-15-2022	250,000	251,322
BMC Software Incorporated	4.25	2-15-2022	45,000	45,353
BMC Software Incorporated	4.50	12-1-2022	200,000	204,515
CA Incorporated	5.38	12-1-2019	500,000	567,406
CA Incorporated	6.13	12-1-2014	500,000	540,090
Intuit Incorporated	5.75	3-15-2017	200,000	229,393
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,028,840
Microsoft Corporation	2.95	6-1-2014	890,000	919,276
Microsoft Corporation	3.00	10-1-2020	400,000	427,567
Microsoft Corporation	4.00	2-8-2021	500,000	567,298
Microsoft Corporation	4.20	6-1-2019	175,000	201,360
Microsoft Corporation	4.50	10-1-2040	500,000	545,396
Microsoft Corporation	5.20	6-1-2039	110,000	131,803
Microsoft Corporation	5.30	2-8-2041	500,000	613,935
Oracle Corporation	1.20	10-15-2017	1,350,000	1,350,057
Oracle Corporation	2.50	10-15-2022	800,000	787,593
Oracle Corporation	3.75	7-8-2014	500,000	521,782
Oracle Corporation	3.88	7-15-2020	350,000	391,805
Oracle Corporation	5.00	7-8-2019	600,000	715,400
Oracle Corporation	5.25	1-15-2016	850,000	959,718
Oracle Corporation	5.38	7-15-2040	1,350,000	1,629,939
Oracle Corporation	5.75	4-15-2018	500,000	605,292
Oracle Corporation	6.13	7-8-2039	200,000	261,905
Oracle Corporation	6.50	4-15-2038	250,000	338,873
Symantec Corporation	3.95	6-15-2022	200,000	205,135
Symantec Corporation	4.20	9-15-2020	300,000	318,194

				15,074,487

Materials: 0.82%

Chemicals: 0.42%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	131,710
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	57,034
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	171,892
Airgas Incorporated	2.90	11-15-2022	500,000	490,273
Albemarle Corporation	4.50	12-15-2020	300,000	330,255
Cabot Corporation	5.00	10-1-2016	100,000	111,404
CF Industries Incorporated	6.88	5-1-2018	500,000	609,802
Cytec Industries Incorporated	6.00	10-1-2015	250,000	276,686

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	63

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Dow Chemical Company	2.50%	2-15-2016	$125,000	$130,293
Dow Chemical Company	4.25	11-15-2020	575,000	631,748
Dow Chemical Company	5.25	11-15-2041	250,000	269,048
Dow Chemical Company	5.70	5-15-2018	250,000	296,105
Dow Chemical Company	5.90	2-15-2015	500,000	548,813
Dow Chemical Company	7.38	11-1-2029	600,000	795,884
Dow Chemical Company	7.60	5-15-2014	294,000	317,942
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,234,230
Dow Chemical Company	9.40	5-15-2039	385,000	610,504
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	529,592
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	506,339
E.I. du Pont de Nemours & Company	3.25	1-15-2015	700,000	736,175
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	546,105
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	465,460
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	231,084
E.I. du Pont de Nemours & Company	4.88	4-30-2014	565,000	594,129
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	344,762
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	289,936
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	31,072
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	773,015
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	328,882
Eastman Chemical Company	3.60	8-15-2022	300,000	312,071
Eastman Chemical Company	4.50	1-15-2021	500,000	554,598
Eastman Chemical Company	4.80	9-1-2042	200,000	208,798
Ecolab Incorporated	1.00	8-9-2015	94,000	94,501
Ecolab Incorporated	2.38	12-8-2014	250,000	257,002
Ecolab Incorporated	3.00	12-8-2016	500,000	532,098
Ecolab Incorporated	4.35	12-8-2021	500,000	555,539
Ecolab Incorporated	5.50	12-8-2041	300,000	351,017
FMC Corporation	3.95	2-1-2022	125,000	131,421
Lubrizol Corporation	5.50	10-1-2014	65,000	69,968
Lubrizol Corporation	8.88	2-1-2019	250,000	348,173
Monsanto Company	2.75	4-15-2016	200,000	212,111
Monsanto Company	5.13	4-15-2018	500,000	592,122
Monsanto Company	5.50	8-15-2025	100,000	127,189
Mosaic Company	3.75	11-15-2021	115,000	120,888
NewMarket Corporation 144A	4.10	12-15-2022	50,000	50,666
PPG Industries Incorporated	1.90	1-15-2016	50,000	51,343
PPG Industries Incorporated	3.60	11-15-2020	100,000	106,686
PPG Industries Incorporated	5.50	11-15-2040	150,000	170,854
PPG Industries Incorporated	6.65	3-15-2018	300,000	370,470
PPG Industries Incorporated	7.70	3-15-2038	250,000	352,348
Praxair Incorporated	1.05	11-7-2017	438,000	437,820
Praxair Incorporated	2.20	8-15-2022	500,000	484,817
Praxair Incorporated	2.70	2-21-2023	150,000	151,230
Praxair Incorporated	3.55	11-7-2042	150,000	142,178
Praxair Incorporated	4.05	3-15-2021	200,000	222,667
Praxair Incorporated	5.20	3-15-2017	50,000	58,229
Praxair Incorporated	5.25	11-15-2014	200,000	216,050
Praxair Incorporated	5.38	11-1-2016	75,000	86,555

64	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
RPM International Incorporated	6.13%	10-15-2019	$200,000	$235,266
RPM International Incorporated	6.50	2-15-2018	250,000	293,704
Sherwin-Williams Company	1.35	12-15-2017	250,000	250,587
Sherwin-Williams Company	3.13	12-15-2014	250,000	260,564
Sherwin-Williams Company	4.00	12-15-2042	132,000	129,600
Valspar Corporation	4.20	1-15-2022	100,000	109,015
Valspar Corporation	7.25	6-15-2019	100,000	122,232
Westlake Chemical Corporation	3.60	7-15-2022	29,000	29,328

				22,189,879

Construction Materials: 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	141,687

Containers & Packaging: 0.02%
Bemis Company Incorporated	5.65	8-1-2014	515,000	548,575
Bemis Company Incorporated	6.80	8-1-2019	10,000	12,070
Packaging Corporation of America	3.90	6-15-2022	200,000	205,926
Sonoco Products Company	4.38	11-1-2021	100,000	108,339

				874,910

Metals & Mining: 0.28%
Alcoa Incorporated	5.40	4-15-2021	500,000	525,624
Alcoa Incorporated	5.55	2-1-2017	25,000	27,527
Alcoa Incorporated	5.72	2-23-2019	350,000	381,688
Alcoa Incorporated	5.87	2-23-2022	500,000	531,710
Alcoa Incorporated	5.90	2-1-2027	300,000	313,502
Alcoa Incorporated	5.95	2-1-2037	158,000	156,676
Alcoa Incorporated	6.15	8-15-2020	500,000	553,215
Alcoa Incorporated	6.75	7-15-2018	50,000	57,485
Alcoa Incorporated	6.75	1-15-2028	200,000	216,983
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	55,861
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	193,162
Barrick Gold Corporation	1.75	5-30-2014	60,000	60,798
Barrick Gold Corporation	2.90	5-30-2016	400,000	420,265
Barrick Gold Corporation	6.95	4-1-2019	300,000	372,117
Barrick North America Finance LLC	6.80	9-15-2018	250,000	308,535
Carpenter Technology Corporation	4.45	3-1-2023	80,000	81,690
Cliffs Natural Resources	3.95	1-15-2018	250,000	258,373
Cliffs Natural Resources	4.80	10-1-2020	255,000	261,765
Cliffs Natural Resources	6.25	10-1-2040	420,000	412,077
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	200,000	201,578
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	1,000,000	995,122
Newmont Mining Corporation	3.50	3-15-2022	500,000	506,281
Newmont Mining Corporation	4.88	3-15-2042	500,000	493,794
Newmont Mining Corporation	5.13	10-1-2019	475,000	551,722
Newmont Mining Corporation	6.25	10-1-2039	475,000	563,647
Nucor Corporation	5.75	12-1-2017	500,000	597,627
Nucor Corporation	5.85	6-1-2018	150,000	181,331
Nucor Corporation	6.40	12-1-2037	200,000	267,806

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	65

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Rio Tinto Alcan Incorporated	5.00%	6-1-2015	$180,000	$195,949
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	768,188
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	504,220
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	207,925
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	536,095
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	687,534
Southern Copper Corporation	5.38	4-16-2020	90,000	102,155
Southern Copper Corporation	6.75	4-16-2040	440,000	509,700
Southern Copper Corporation	7.50	7-27-2035	600,000	742,115
Teck Resources Limited Company	3.00	3-1-2019	1,000,000	1,031,645
Teck Resources Limited Company	3.15	1-15-2017	250,000	260,761

				15,094,248

Paper & Forest Products: 0.10%
Domtar Corporation	4.40	4-1-2022	500,000	497,988
Georgia-Pacific LLC	8.88	5-15-2031	500,000	748,846
International Paper Company	4.75	2-15-2022	75,000	84,163
International Paper Company	5.30	4-1-2015	430,000	464,700
International Paper Company	6.00	11-15-2041	535,000	623,834
International Paper Company	7.30	11-15-2039	250,000	331,669
International Paper Company	7.50	8-15-2021	450,000	587,362
International Paper Company	7.95	6-15-2018	1,000,000	1,286,774
MeadWestvaco Corporation	7.95	2-15-2031	50,000	61,212
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	547,754

				5,234,302

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
Alltel Corporation	7.00	3-15-2016	250,000	294,247
Alltel Corporation	7.88	7-1-2032	350,000	525,364
AT&T Incorporated	0.80	12-1-2015	500,000	500,162
AT&T Incorporated	0.88	2-13-2015	500,000	501,509
AT&T Incorporated	0.90	2-12-2016	250,000	250,173
AT&T Incorporated	1.60	2-15-2017	500,000	506,154
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,014,407
AT&T Incorporated	2.40	8-15-2016	70,000	73,247
AT&T Incorporated	2.50	8-15-2015	500,000	520,683
AT&T Incorporated	2.63	12-1-2022	1,000,000	971,486
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,220,470
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,525,482
AT&T Incorporated	3.88	8-15-2021	45,000	48,812
AT&T Incorporated 144A	4.30	12-15-2042	2,500,000	2,357,250
AT&T Incorporated 144A	4.35	6-15-2045	500,000	470,574
AT&T Incorporated	4.45	5-15-2021	650,000	734,934
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,598,443
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,181,778
AT&T Incorporated	5.55	8-15-2041	60,000	67,689
AT&T Incorporated	5.60	5-15-2018	500,000	596,570
AT&T Incorporated	5.80	2-15-2019	300,000	361,928

66	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)
AT&T Incorporated	6.15%	9-15-2034	$500,000	$595,531
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,827,983
AT&T Incorporated	6.50	9-1-2037	570,000	711,939
AT&T Incorporated	6.55	2-15-2039	800,000	1,005,602
AT&T Incorporated	8.00	11-15-2031	536,000	788,418
BellSouth Corporation	5.20	9-15-2014	325,000	347,041
CenturyLink Incorporated	6.45	6-15-2021	800,000	853,525
Embarq Corporation	8.00	6-1-2036	1,500,000	1,591,821
France Telecom	5.38	1-13-2042	500,000	535,962
Qwest Corporation	6.88	9-15-2033	300,000	299,250
SBC Communications	5.10	9-15-2014	1,075,000	1,146,956
SBC Communications	5.63	6-15-2016	350,000	400,892
Verizon Communications Incorporated	1.95	3-28-2014	1,000,000	1,015,815
Verizon Communications Incorporated	3.00	4-1-2016	500,000	531,964
Verizon Communications Incorporated	3.50	11-1-2021	2,000,000	2,103,124
Verizon Communications Incorporated	4.75	11-1-2041	500,000	515,407
Verizon Communications Incorporated	4.90	9-15-2015	325,000	359,245
Verizon Communications Incorporated	5.50	2-15-2018	1,000,000	1,185,782
Verizon Communications Incorporated	6.00	4-1-2041	500,000	604,661
Verizon Communications Incorporated	6.10	4-15-2018	500,000	608,921
Verizon Communications Incorporated	6.25	4-1-2037	250,000	309,405
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,239,221
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,257,434
Verizon Communications Incorporated	6.90	4-15-2038	500,000	660,582
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,185,498
Verizon Communications Incorporated	8.75	11-1-2018	1,008,000	1,375,323
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	711,469
Verizon Global Funding Corporation	7.75	12-1-2030	850,000	1,203,830
Verizon Wireless Capital LLC	8.50	11-15-2018	500,000	676,998

				41,970,961

Utilities: 1.82%

Electric Utilities: 1.41%
Alabama Power Company	0.55	10-15-2015	31,000	30,986
Alabama Power Company	5.50	3-15-2041	65,000	79,383
Alabama Power Company	6.00	3-1-2039	500,000	642,844
Alabama Power Company	6.13	5-15-2038	105,000	136,112
Ameren Corporation	5.40	2-1-2016	75,000	84,597
Ameren Corporation	8.88	5-15-2014	250,000	271,178
Ameren Illinois Company	6.13	11-15-2017	100,000	120,388
Appalachian Power Company	5.80	10-1-2035	315,000	367,430
Appalachian Power Company	6.38	4-1-2036	300,000	375,905
Appalachian Power Company	7.00	4-1-2038	600,000	806,768
Appalachian Power Company	7.95	1-15-2020	250,000	335,703
Arizona Public Service Company	4.50	4-1-2042	100,000	105,946
Arizona Public Service Company	8.75	3-1-2019	500,000	676,164
Atlantic City Electric Company	7.75	11-15-2018	65,000	86,052
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	537,061
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	408,072

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	67

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Carolina Power & Light Company	5.25%	12-15-2015	$180,000	$203,085
Carolina Power & Light Company	5.30	1-15-2019	500,000	600,031
CenterPoint Energy Houston	2.25	8-1-2022	300,000	293,153
CenterPoint Energy Houston	3.55	8-1-2042	250,000	237,452
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	350,702
Cleco Power LLC	6.00	12-1-2040	300,000	351,974
Cleveland Electric Illuminating Company	5.70	4-1-2017	200,000	227,128
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	568,928
Columbus Southern Power Company	6.05	5-1-2018	200,000	240,693
Commonwealth Edison Company	3.80	10-1-2042	100,000	96,784
Commonwealth Edison Company	4.70	4-15-2015	250,000	270,143
Commonwealth Edison Company	5.80	3-15-2018	500,000	603,772
Commonwealth Edison Company	5.90	3-15-2036	250,000	318,132
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	81,760
Connecticut Light & Power Company	5.65	5-1-2018	100,000	120,243
Connecticut Light & Power Company	6.35	6-1-2036	200,000	263,181
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	637,271
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	259,728
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	115,877
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	57,878
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	310,930
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	334,115
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	121,774
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	423,441
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	746,243
Consumers Energy Company	5.65	9-15-2018	150,000	182,025
Consumers Energy Company	6.70	9-15-2019	500,000	645,440
Delmarva Power & Light Company	4.00	6-1-2042	200,000	203,601
Detroit Edison Company	2.65	6-15-2022	100,000	101,449
Detroit Edison Company	3.45	10-1-2020	500,000	543,953
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	769,504
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	251,031
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	525,098
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	130,106
Duke Energy Corporation	3.35	4-1-2015	750,000	787,827
Duke Energy Corporation	3.95	9-15-2014	300,000	314,612
Duke Energy Corporation	6.45	10-15-2032	375,000	483,064
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	550,464
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	978,608
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	86,084
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	301,480
Entergy Corporation	3.63	9-15-2015	200,000	209,800
Entergy Corporation	4.70	1-15-2017	250,000	272,727
Entergy Corporation	5.13	9-15-2020	250,000	272,635
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	143,896
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	117,893
Entergy Louisiana LLC	1.88	12-15-2014	130,000	132,675
Entergy Louisiana LLC	5.40	11-1-2024	250,000	300,876
Entergy Texas Incorporated	7.13	2-1-2019	200,000	248,635
Exelon Corporation	4.90	6-15-2015	375,000	406,626

68	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Exelon Corporation	5.63%	6-15-2035	$365,000	$402,923
Exelon Generation Company LLC	4.25	6-15-2022	225,000	236,910
Exelon Generation Company LLC	5.20	10-1-2019	500,000	566,787
Exelon Generation Company LLC	5.60	6-15-2042	605,000	659,857
Exelon Generation Company LLC	6.25	10-1-2039	500,000	582,660
FirstEnergy Corporation Series C	7.38	11-15-2031	430,000	510,680
FirstEnergy Solutions Company	4.80	2-15-2015	200,000	213,644
FirstEnergy Solutions Company	6.05	8-15-2021	1,240,000	1,476,010
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	194,660
Florida Power & Light Company	4.13	2-1-2042	300,000	311,313
Florida Power & Light Company	5.25	2-1-2041	200,000	243,486
Florida Power & Light Company	5.63	4-1-2034	150,000	185,559
Florida Power & Light Company	5.65	2-1-2037	380,000	478,916
Florida Power & Light Company	5.69	3-1-2040	585,000	752,333
Florida Power & Light Company	5.85	5-1-2037	100,000	129,101
Florida Power & Light Company	5.95	2-1-2038	50,000	65,700
Florida Power & Light Company	6.20	6-1-2036	500,000	669,459
Florida Power Corporation	5.65	6-15-2018	300,000	361,435
Florida Power Corporation	5.65	4-1-2040	125,000	154,004
Florida Power Corporation	5.80	9-15-2017	200,000	238,486
Florida Power Corporation	6.40	6-15-2038	500,000	667,804
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	886,970
Georgia Power Company	4.25	12-1-2019	375,000	430,511
Georgia Power Company	4.30	3-15-2042	1,000,000	1,032,715
Georgia Power Company	5.40	6-1-2018	200,000	239,387
Georgia Power Company	5.40	6-1-2040	250,000	295,391
Georgia Power Company	5.95	2-1-2039	250,000	316,072
Georgia Power Company Series B	5.70	6-1-2017	100,000	118,774
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,041
Iberdrola International BV	6.75	7-15-2036	500,000	546,344
Indiana Michigan Power Company	7.00	3-15-2019	500,000	631,595
Interstate Power & Light Company	6.25	7-15-2039	30,000	38,853
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	113,175
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	320,148
Kansas City Power & Light Company	6.38	3-1-2018	250,000	300,383
Kansas City Power & Light Company	7.15	4-1-2019	200,000	257,307
Kentucky Utilities Company	3.25	11-1-2020	500,000	541,785
Kentucky Utilities Company	5.13	11-1-2040	500,000	597,717
LG&E & KU Energy LLC	2.13	11-15-2015	100,000	102,450
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	106,290
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	297,858
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	94,090
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	371,055
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	201,627
Nevada Power Company	5.45	5-15-2041	120,000	145,639
Nevada Power Company	6.75	7-1-2037	200,000	273,224
Nevada Power Company	7.13	3-15-2019	300,000	387,312
Nevada Power Company Series O	6.50	5-15-2018	550,000	682,282
NiSource Finance Corporation	5.25	9-15-2017	180,000	206,894
NiSource Finance Corporation	5.45	9-15-2020	415,000	486,592

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	69

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
NiSource Finance Corporation	6.13%	3-1-2022	$100,000	$119,125
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,200,500
NiSource Finance Corporation	6.80	1-15-2019	90,000	110,099
Northern States Power Company Minnesota	1.95	8-15-2015	150,000	154,729
Northern States Power Company Minnesota	2.15	8-15-2022	250,000	244,040
Northern States Power Company Minnesota	3.40	8-15-2042	250,000	230,034
Northern States Power Company Minnesota	5.25	3-1-2018	500,000	599,143
Northern States Power Company Minnesota	5.35	11-1-2039	40,000	49,132
Northern States Power Company Minnesota	6.20	7-1-2037	300,000	401,668
NSTAR Electric Company	2.38	10-15-2022	200,000	197,300
NSTAR Electric Company	4.88	4-15-2014	250,000	261,422
NSTAR Electric Company	5.50	3-15-2040	100,000	122,631
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	344,612
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	184,746
Ohio Edison Company	6.88	7-15-2036	250,000	326,334
Ohio Edison Company	8.25	10-15-2038	200,000	313,923
Ohio Power Company	5.38	10-1-2021	65,000	78,038
Ohio Power Company	6.00	6-1-2016	250,000	286,748
Ohio Power Company	6.60	2-15-2033	194,000	248,579
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	117,139
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	124,614
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	542,645
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	201,398
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	277,916
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	619,796
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	229,253
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	282,457
PacifiCorp	4.10	2-1-2042	100,000	102,464
PacifiCorp	5.65	7-15-2018	600,000	733,717
PacifiCorp	6.00	1-15-2039	500,000	654,779
PacifiCorp	6.25	10-15-2037	720,000	964,457
PECO Energy Company	2.38	9-15-2022	1,000,000	999,233
PECO Energy Company	5.00	10-1-2014	500,000	533,736
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	363,365
Portland General Electric Company	6.10	4-15-2019	250,000	311,138
Potomac Electric Power	6.50	11-15-2037	200,000	273,854
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	211,260
PPL Electric Utilities	5.20	7-15-2041	200,000	240,246
PPL Electric Utilities	6.25	5-15-2039	45,000	60,836
PPL Energy Supply LLC	6.20	5-15-2016	500,000	572,243
Progress Energy Incorporated	3.15	4-1-2022	500,000	507,742
Progress Energy Incorporated	4.10	5-15-2042	250,000	253,148
Progress Energy Incorporated	4.40	1-15-2021	750,000	835,021
Progress Energy Incorporated	4.55	4-1-2020	75,000	86,304
Progress Energy Incorporated	6.00	12-1-2039	300,000	363,900
Progress Energy Incorporated	6.05	3-15-2014	500,000	527,516
Progress Energy Incorporated	6.30	4-1-2038	50,000	66,596
Progress Energy Incorporated	7.00	10-30-2031	500,000	648,694
Progress Energy Incorporated	7.75	3-1-2031	300,000	414,509
PSEG Power LLC	4.15	9-15-2021	250,000	268,877

70	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
PSEG Power LLC	5.13%	4-15-2020	$280,000	$318,146
PSEG Power LLC	8.63	4-15-2031	75,000	109,375
Public Service Company of Colorado	3.20	11-15-2020	300,000	323,682
Public Service Company of Colorado	5.13	6-1-2019	50,000	60,263
Public Service Company of Colorado	6.25	9-1-2037	500,000	674,044
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	112,148
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	46,808
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	242,691
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	198,020
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	102,519
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,185,155
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	129,066
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	510,023
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	64,195
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	438,619
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	629,846
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	664,239
Southern California Edison Company	3.88	6-1-2021	270,000	303,166
Southern California Edison Company	4.05	3-15-2042	500,000	512,431
Southern California Edison Company	5.50	8-15-2018	500,000	611,535
Southern California Edison Company	5.50	3-15-2040	700,000	878,427
Southern California Edison Company	5.75	3-15-2014	250,000	263,204
Southern California Edison Company	6.05	3-15-2039	350,000	462,917
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	112,171
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	215,504
Southern Company	2.38	9-15-2015	200,000	207,673
Southern Company	4.15	5-15-2014	125,000	130,337
Southwestern Electric Power Company	6.20	3-15-2040	50,000	61,623
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	112,613
Southwestern Public Service Company	6.00	10-1-2036	100,000	123,223
System Energy Resources 1st Mortgage	4.10	4-1-2023	150,000	153,935
Tampa Electric Company	2.60	9-15-2022	200,000	201,110
Tampa Electric Company	6.10	5-15-2018	100,000	123,584
Tampa Electric Company	6.15	5-15-2037	75,000	100,468
Toleda Edison Company	6.15	5-15-2037	50,000	61,607
TXU Electric Delivery Company	7.25	1-15-2033	75,000	100,620
Union Electric Company	3.90	9-15-2042	250,000	249,736
Union Electric Company	6.40	6-15-2017	500,000	605,782
Union Electric Company	8.45	3-15-2039	80,000	133,400
Virginia Electric & Power Company	5.00	6-30-2019	200,000	238,075
Virginia Electric & Power Company	8.88	11-15-2038	300,000	509,022
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	680,177
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	790,753
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,085,619
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	129,669
Westar Energy Incorporated	8.63	12-1-2018	250,000	340,192
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	400,033
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	123,853
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	191,928
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	58,639
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	336,990

				75,318,835

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	71

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities: 0.11%
AGL Capital Corporation	5.88%	3-15-2041	$570,000	$719,120
Atmos Energy Corporation	4.15	1-15-2043	161,000	163,599
Atmos Energy Corporation	4.95	10-15-2014	100,000	106,499
Atmos Energy Corporation	5.50	6-15-2041	60,000	72,879
Atmos Energy Corporation	6.35	6-15-2017	50,000	60,012
Atmos Energy Corporation	8.50	3-15-2019	250,000	338,472
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	73,069
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	136,364
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	120,301
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	178,851
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	65,672
Consolidated Natural Gas Company Series A	5.00	12-1-2014	300,000	320,426
KeySpan Corporation	5.80	4-1-2035	125,000	142,762
National Fuel Gas Company	3.75	3-1-2023	312,000	316,225
Oneok Incorporated	5.20	6-15-2015	65,000	70,842
Oneok Incorporated	6.00	6-15-2035	200,000	222,187
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	475,315
Questar Corporation	2.75	2-1-2016	200,000	209,316
Sempra Energy	6.00	10-15-2039	300,000	374,485
Sempra Energy	6.50	6-1-2016	1,090,000	1,273,868
Southern California Gas Company	5.13	11-15-2040	100,000	121,476
Southern California Gas Company	5.75	11-15-2035	75,000	97,022

				5,658,762

Independent Power Producers & Energy Traders: 0.03%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	113,901
Southern Power Company	5.15	9-15-2041	500,000	560,071
Southern Power Company Series D	4.88	7-15-2015	500,000	547,212
Transalta Corporation	6.65	5-15-2018	200,000	233,822

				1,455,006

Multi-Utilities: 0.25%
Alliant Energy Corporation	4.00	10-15-2014	100,000	105,065
Avista Corporation	5.13	4-1-2022	55,000	65,502
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	288,454
Dominion Resources Incorporated	1.80	3-15-2014	100,000	101,240
Dominion Resources Incorporated	2.25	9-1-2015	100,000	103,596
Dominion Resources Incorporated	4.05	9-15-2042	250,000	244,680
Dominion Resources Incorporated	4.45	3-15-2021	100,000	114,228
Dominion Resources Incorporated	4.90	8-1-2041	60,000	66,650
Dominion Resources Incorporated	5.95	6-15-2035	225,000	279,492
Dominion Resources Incorporated	6.40	6-15-2018	750,000	925,958
Dominion Resources Incorporated	7.00	6-15-2038	500,000	699,392
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	58,032
Dominion Resources Incorporated Series C	5.15	7-15-2015	350,000	384,601
DTE Energy Company	6.35	6-1-2016	350,000	407,255
DTE Energy Company	7.63	5-15-2014	50,000	53,992
Integrys Energy Group	4.17	11-1-2020	200,000	220,147
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	149,448

72	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
MidAmerican Energy Holdings	6.13%	4-1-2036	$700,000	$879,063
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	115,596
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	565,881
Pacific Gas & Electric Company	4.80	3-1-2014	125,000	130,209
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	840,085
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	619,674
Pacific Gas & Electric Company	6.05	3-1-2034	1,000,000	1,283,290
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	131,989
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,352,356
PG&E Corporation	5.75	4-1-2014	250,000	263,079
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	533,614
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	792,798
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	122,992
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	716,473
Scana Corporation	4.75	5-15-2021	250,000	273,314
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	135,688
Xcel Energy Incorporated	4.70	5-15-2020	250,000	293,113
Xcel Energy Incorporated	4.80	9-15-2041	250,000	278,999

				13,595,945

Water Utilities: 0.02%
American Water Capital Corporation	6.09	10-15-2017	750,000	897,125

Total Corporate Bonds and Notes (Cost $1,025,669,851)				1,120,983,079

Foreign Government Bonds @: 24.50%
Australia Commonwealth (AUD)	5.50	1-21-2018	1,500,000	1,711,042
Australia Commonwealth (AUD)	5.75	5-15-2021	1,250,000	1,509,678
Australia Commonwealth (AUD)	6.25	6-15-2014	750,000	800,953
Australia Commonwealth (AUD)	6.25	4-15-2015	1,000,000	1,096,302
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,400,000	1,605,967
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,500,000	1,667,574
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	366,420
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	850,000	1,038,189
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	300,000	325,646
Australian Government Bond Series 131 (AUD)	4.50	10-21-2014	1,300,000	1,366,647
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	500,000	604,229
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	2,000,000	2,148,968
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,050,000	1,133,882
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	600,000	681,248
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,667,827
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	1,000,000	1,143,687
Belgium (Kingdom) (EUR)	2.25	6-22-2023	500,000	647,482
Belgium (Kingdom) (EUR)	2.75	3-28-2016	1,050,000	1,463,396
Belgium (Kingdom) (EUR)	3.25	9-28-2016	1,000,000	1,424,774
Belgium (Kingdom) (EUR)	3.50	6-28-2017	1,100,000	1,593,789
Belgium (Kingdom) (EUR)	3.75	9-28-2015	700,000	992,387
Belgium (Kingdom) (EUR)	3.75	9-28-2020	2,550,000	3,806,219
Belgium (Kingdom) (EUR)	4.00	3-28-2014	1,000,000	1,358,748
Belgium (Kingdom) (EUR)	4.00	3-28-2018	1,250,000	1,870,102
Belgium (Kingdom) (EUR)	4.00	3-28-2022	850,000	1,285,163

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	73

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Belgium (Kingdom) (EUR)	4.00%	3-28-2032	1,000,000	$1,502,101
Belgium (Kingdom) (EUR)	4.25	9-28-2021	1,350,000	2,080,079
Belgium (Kingdom) (EUR)	4.25	9-28-2022	1,700,000	2,608,412
Belgium (Kingdom) (EUR)	4.25	3-28-2041	1,000,000	1,554,074
Belgium (Kingdom) (EUR)	4.50	3-28-2026	550,000	863,367
Belgium (Kingdom) (EUR)	8.00	3-28-2015	350,000	529,276
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	985,000	1,716,636
Belgium Government Bond Series 40 (EUR)	5.50	9-28-2017	700,000	1,100,536
Belgium Government Bond Series 43 (EUR)	4.25	9-28-2014	1,000,000	1,388,013
Belgium Government Bond Series 44 (EUR)	5.00	3-28-2035	1,230,000	2,090,416
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,544,895
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,812,594
Belgium Government Bond Series 56 (EUR)	3.50	3-28-2015	1,200,000	1,669,824
Bonos y Obligaciones del Estado (EUR)	2.75	3-31-2015	1,000,000	1,310,333
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,263,781
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,500,000	1,978,773
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,500,000	2,017,074
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,000,000	1,329,958
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,284,436
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	500,000	654,798
Bundesrepublik Deutschland (EUR) ¤	0.00	9-12-2014	2,000,000	2,610,081
Bundesrepublik Deutschland (EUR) ¤	0.00	12-12-2014	1,000,000	1,304,766
Bundesrepublik Deutschland (EUR) ¤	0.00	6-13-2014	1,200,000	1,566,409
Bundesrepublik Deutschland (EUR)	0.50	4-7-2017	900,000	1,185,746
Bundesrepublik Deutschland (EUR)	1.25	10-14-2016	1,350,000	1,829,555
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	3,500,000	4,621,515
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	250,000	328,003
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	1,750,000	2,364,151
Bundesrepublik Deutschland (EUR)	2.00	2-26-2016	1,950,000	2,689,610
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	500,000	693,097
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,000,000	1,427,096
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,826,066
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,039,826
Bundesrepublik Deutschland (EUR)	2.75	4-8-2016	1,300,000	1,834,892
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,544,803
Bundesrepublik Deutschland (EUR) 144A	3.25	7-15-2015	750,000	1,049,231
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,523,694
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	950,000	1,496,939
Bundesrepublik Deutschland (EUR)	3.50	7-4-2019	1,500,000	2,298,387
Bundesrepublik Deutschland (EUR)	4.25	7-4-2014	1,500,000	2,068,578
Bundesrepublik Deutschland (EUR)	4.75	7-4-2040	1,300,000	2,551,273
Bundesrepublik Deutschland (EUR)	6.50	7-4-2027	1,000,000	2,060,027
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,200,000	2,341,341
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,377,333
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	2,200,000	4,097,712
Bundesrepublik Deutschland Series 04 (EUR)	3.75	1-4-2015	3,300,000	4,603,476
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	1,300,000	1,823,657
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,719,594
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	1,750,000	3,013,078
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,238,128

74	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland Series 08 (EUR)	4.25%	7-4-2018	3,000,000	$4,689,012
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	1,900,000	2,928,233
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,759,040
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,640,858
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	750,000	1,328,410
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,685,461
Canadian Government Bond (CAD)	0.75	5-1-2014	200,000	193,453
Canadian Government Bond (CAD)	1.00	11-1-2014	3,500,000	3,395,568
Canadian Government Bond (CAD)	1.00	2-1-2015	1,200,000	1,164,393
Canadian Government Bond (CAD)	1.25	3-1-2018	200,000	193,125
Canadian Government Bond (CAD)	1.50	3-1-2017	500,000	489,411
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,446,352
Canadian Government Bond (CAD)	1.50	6-1-2023	700,000	650,883
Canadian Government Bond (CAD)	2.00	12-1-2014	1,000,000	986,938
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	497,745
Canadian Government Bond (CAD)	2.25	8-1-2014	3,000,000	2,961,571
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,531,593
Canadian Government Bond (CAD)	2.75	6-1-2022	1,000,000	1,043,879
Canadian Government Bond (CAD)	3.00	6-1-2014	1,000,000	994,027
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	968,608
Canadian Government Bond (CAD)	3.25	6-1-2021	2,000,000	2,163,685
Canadian Government Bond (CAD)	3.50	12-1-2045	1,000,000	1,179,384
Canadian Government Bond (CAD)	3.75	6-1-2019	1,500,000	1,647,869
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,374,275
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	539,156
Canadian Government Bond (CAD)	4.00	6-1-2041	1,250,000	1,570,909
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,111,088
Canadian Government Bond (CAD)	4.50	6-1-2015	900,000	940,268
Canadian Government Bond (CAD)	5.00	6-1-2014	1,500,000	1,526,924
Canadian Government Bond (CAD)	5.00	6-1-2037	1,250,000	1,746,497
Canadian Government Bond (CAD)	5.75	6-1-2029	1,000,000	1,414,604
Canadian Government Bond (CAD)	5.75	6-1-2033	1,000,000	1,473,251
Canadian Government Bond (CAD)	8.00	6-1-2023	95,000	144,141
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	981,703
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	339,601
Denmark Government Bond (DKK)	1.50	11-15-2023	9,000,000	1,562,828
Denmark Government Bond (DKK)	3.00	11-15-2021	4,500,000	901,899
Denmark Government Bond (DKK)	4.00	11-15-2015	9,425,000	1,824,138
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,019,670
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,197,685
Denmark Government Bond (DKK)	4.50	11-15-2039	8,100,000	2,082,956
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	555,466
France Government Bond (EUR)	1.00	5-25-2018	1,000,000	1,305,059
France Government Bond (EUR)	2.00	7-12-2015	2,050,000	2,782,093
France Government Bond (EUR)	2.25	10-25-2022	1,200,000	1,577,676
France Government Bond (EUR)	2.50	10-25-2020	2,600,000	3,604,072
France Government Bond (EUR)	2.75	10-25-2027	2,250,000	2,937,745
France Government Bond (EUR)	3.00	7-12-2014	2,450,000	3,321,490
France Government Bond (EUR)	3.00	10-25-2015	2,600,000	3,629,082
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,168,373

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	75

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
France Government Bond (EUR)	3.25%	4-25-2016	1,900,000	$2,693,871
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	5,780,618
France Government Bond (EUR)	3.50	4-25-2015	3,750,000	5,234,111
France Government Bond (EUR)	3.50	4-25-2020	2,700,000	3,997,684
France Government Bond (EUR)	3.50	4-25-2026	2,650,000	3,796,675
France Government Bond (EUR)	3.75	4-25-2017	1,900,000	2,784,659
France Government Bond (EUR)	3.75	10-25-2019	2,000,000	3,002,947
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	4,878,218
France Government Bond (EUR)	4.00	4-25-2014	1,700,000	2,317,200
France Government Bond (EUR)	4.00	10-25-2014	2,000,000	2,774,162
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,134,114
France Government Bond (EUR)	4.00	10-25-2038	1,500,000	2,253,209
France Government Bond (EUR)	4.00	4-25-2055	1,150,000	1,737,790
France Government Bond (EUR)	4.00	4-25-2060	1,250,000	1,891,039
France Government Bond (EUR)	4.25	10-25-2017	1,850,000	2,786,010
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,821,061
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,539,172
France Government Bond (EUR)	4.25	10-25-2023	2,250,000	3,466,821
France Government Bond (EUR)	4.50	4-25-2041	1,850,000	3,005,780
France Government Bond (EUR)	4.75	4-25-2035	2,400,000	3,987,148
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,855,490
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	3,778,972
France Government Bond (EUR)	5.75	10-25-2032	1,500,000	2,776,017
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	2,870,997
France Government Bond (EUR)	8.50	10-25-2019	900,000	1,708,959
France Government Bond (EUR)	8.50	4-25-2023	800,000	1,639,875
French Treasury Note (EUR)	0.75	9-25-2014	2,500,000	3,293,294
French Treasury Note (EUR)	1.00	7-25-2017	2,000,000	2,632,588
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,260,669
French Treasury Note (EUR)	2.25	2-25-2016	2,250,000	3,095,523
French Treasury Note (EUR)	2.50	1-15-2015	2,850,000	3,878,207
French Treasury Note (EUR)	2.50	7-25-2016	1,400,000	1,946,940
Germany Government Bond (EUR)	0.25	3-14-2014	900,000	1,177,850
Germany Government Bond (EUR)	0.75	2-24-2017	1,250,000	1,663,515
Germany Government Bond (EUR)	1.75	10-9-2015	1,100,000	1,498,862
Germany Government Bond (EUR)	2.25	4-11-2014	1,150,000	1,538,316
Germany Government Bond (EUR)	2.25	4-10-2015	1,750,000	2,390,836
Germany Government Bond (EUR)	2.50	10-10-2014	1,200,000	1,628,831
Germany Government Bond (EUR)	2.50	2-27-2015	2,000,000	2,738,991
Germany Government Bond (EUR)	3.25	1-4-2020	2,550,000	3,870,571
Germany Government Bond (EUR)	3.75	1-4-2017	1,200,000	1,777,516
Germany Government Bond (EUR)	4.00	1-4-2018	1,500,000	2,295,469
Germany Government Bond (EUR)	4.25	7-4-2017	2,250,000	3,434,509
Germany Government Bond (EUR)	4.25	7-4-2039	1,150,000	2,091,760
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-2015	3,500,000	4,593,701
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-1-2014	300,000	397,806
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-2015	1,200,000	1,586,550
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,782,697
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,650,019
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2014	1,500,000	2,000,401

76	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	3.50%	11-1-2017	2,750,000	$3,593,851
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	3,300,000	4,426,706
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,498,312
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,348,912
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	1,700,000	2,166,168
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,900,000	2,416,268
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	1,000,000	1,347,100
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,603,819
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	1,700,000	1,865,603
Italy Buoni Poliennali del Tesoro (EUR)	4.25	7-1-2014	1,000,000	1,347,123
Italy Buoni Poliennali del Tesoro (EUR)	4.25	8-1-2014	2,050,000	2,765,436
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2015	1,650,000	2,239,892
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	2,731,777
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,050,000	2,728,582
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,150,000	2,842,984
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	3,746,983
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	1,000,000	1,356,625
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,000,000	2,697,952
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,413,002
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	5,500,000	6,984,638
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,457,160
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	344,293
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,504,719
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,297,433
Italy Buoni Poliennali del Tesoro (EUR)	4.75	8-1-2023	1,750,000	2,294,467
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	750,000	959,559
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	2,978,021
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,550,000	2,059,933
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	1,400,000	1,777,509
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,400,000	1,758,058
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	2,753,874
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	3,791,430
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,100,000	2,786,211
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	1,000,000	1,389,418
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	2,769,593
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,007,871
Italy Buoni Poliennali del Tesoro (EUR)	6.00	11-15-2014	1,900,000	2,646,741
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,450,000	3,498,020
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,069,215
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,514,484
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,285,155
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	5-30-2014	1,000,000	1,278,133
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	9-30-2014	2,000,000	2,533,810
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	240,000,000	2,610,342
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	4,351,499
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	9,748,353
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	7,582,324
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	5,413,464
Japan Government Five Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,862,069
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	16,646,932

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	77

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 81 (JPY)	0.80%	3-20-2014	270,000,000	$2,935,339
Japan Government Five Year Bond Series 82 (JPY)	0.90	3-20-2014	75,000,000	816,213
Japan Government Five Year Bond Series 83 (JPY)	0.90	6-20-2014	275,000,000	2,999,061
Japan Government Five Year Bond Series 84 (JPY)	0.70	6-20-2014	500,000,000	5,438,898
Japan Government Five Year Bond Series 85 (JPY)	0.70	9-20-2014	350,000,000	3,813,807
Japan Government Five Year Bond Series 86 (JPY)	0.60	9-20-2014	150,000,000	1,631,746
Japan Government Five Year Bond Series 87 (JPY)	0.50	12-20-2014	895,000,000	9,733,678
Japan Government Five Year Bond Series 88 (JPY)	0.50	3-20-2015	569,000,000	6,194,979
Japan Government Five Year Bond Series 89 (JPY)	0.40	6-20-2015	542,000,000	5,893,684
Japan Government Five Year Bond Series 90 (JPY)	0.30	6-20-2015	300,000,000	3,254,772
Japan Government Five Year Bond Series 91 (JPY)	0.40	9-20-2015	415,000,000	4,516,059
Japan Government Five Year Bond Series 93 (JPY)	0.50	12-20-2015	335,000,000	3,658,273
Japan Government Five Year Bond Series 94 (JPY)	0.60	12-20-2015	660,000,000	7,229,218
Japan Government Five Year Bond Series 96 (JPY)	0.50	3-20-2016	400,000,000	4,373,400
Japan Government Five Year Bond Series 97 (JPY)	0.40	6-20-2016	590,000,000	6,437,098
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	136,500,000	1,656,856
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	41,000,000	475,335
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	148,000,000	1,712,032
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	250,000,000	2,723,546
Japan Government Ten Year Bond Series 259 (JPY)	1.50	3-20-2014	525,000,000	5,748,860
Japan Government Ten Year Bond Series 261 (JPY)	1.80	6-20-2014	500,000,000	5,515,584
Japan Government Ten Year Bond Series 264 (JPY)	1.50	9-20-2014	151,500,000	1,670,719
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12-20-2014	498,000,000	5,512,343
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-2015	547,000,000	6,051,753
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-2015	282,000,000	3,129,199
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	330,000,000	3,690,510
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	7,448,396
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	253,000,000	2,857,388
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	350,000,000	3,998,794
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	4,575,609
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	495,000,000	5,646,989
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	330,000,000	3,777,939
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	8,038,317
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	325,000,000	3,760,473
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	8,095,297
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	5,060,907
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	125,000,000	1,435,752
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,659,467
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,522,487
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	500,000,000	5,842,292
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	7,304,133
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	6,069,377
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	300,000,000	3,449,560
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,750,189
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	7,220,562
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	4,052,542
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	5,441,194
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	525,000,000	6,041,969
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	450,000,000	5,219,680
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	4,022,602

78	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 308 (JPY)	1.30%	6-20-2020	758,000,000	$8,736,512
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	150,000,000	1,704,378
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,245,515
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,946,939
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	350,000,000	3,933,530
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	8,130,215
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,713,650
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,437,808
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	5,487,081
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	600,000,000	6,580,328
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	6,496,157
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	6,010,991
Japan Government Ten Year Bond Series 64 (JPY)	1.90	9-20-2023	528,500,000	6,378,657
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	3-20-2040	590,000,000	7,058,969
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	122,000,000	1,328,840
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,525,399
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	95,000,000	1,175,968
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	590,500,000	7,084,172
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	250,000,000	3,096,267
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	150,000,000	1,858,181
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,274,986
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,340,215
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,735,745
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	4,030,238
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	120,000,000	1,464,571
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-2030	100,000,000	1,221,844
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,515,426
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	135,000,000	1,585,461
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	5,222,430
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	230,000,000	2,581,787
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,746,208
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-2030	40,000,000	527,297
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	3,074,515
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,639,754
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,414,342
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,782,724
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	8,174,643
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	2,073,529
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	4,187,856
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,936,899
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,206,855
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,381,137
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	820,236
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,610,736
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,555,883
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,839,967
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,197,784
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,777,530
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	7,034,057
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	265,000,000	2,972,609

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	79

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 139 (JPY)	1.60%	6-20-2032	500,000,000	$5,422,554
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,484,454
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,279,431
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	9-22-2014	165,000,000	1,901,989
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	3,843,956
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	9-21-2015	100,000,000	1,178,701
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-2017	250,000,000	3,062,170
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	395,000,000	4,595,995
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	430,000,000	5,306,953
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	100,000,000	1,250,642
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	629,000,000	7,562,135
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	408,000,000	4,989,771
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	260,000,000	3,136,886
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	132,000,000	1,438,020
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	173,000,000	2,087,029
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	488,000,000	6,168,238
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	298,500,000	3,631,282
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	255,000,000	3,131,562
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	230,000,000	2,880,928
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	375,000,000	4,688,928
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	150,000,000	1,855,972
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	230,000,000	2,811,325
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-2027	420,000,000	5,062,221
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	165,000,000	2,060,960
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	200,000,000	2,466,383
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12-20-2027	200,000,000	2,427,461
Japan Government Two Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,338,805
Japan Government Two Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	9,885,226
Japan Government Two Year Bond Series 316 (JPY)	0.10	5-15-2014	485,000,000	5,234,944
Japan Government Two Year Bond Series 319 (JPY)	0.10	8-15-2014	500,000,000	5,397,400
Japan Government Two Year Bond Series 320 (JPY)	0.10	9-15-2014	400,000,000	4,318,067
Japan Government Two Year Bond Series 321 (JPY)	0.10	10-15-2014	600,000,000	6,477,327
Japan Government Two Year Bond Series 322 (JPY)	0.10	11-15-2014	100,000,000	1,079,590
Japan Government Two Year Bond Series 324 (JPY)	0.10	1-15-2015	600,000,000	6,477,993
Japan Government Two Year Bond Series 325 (JPY)	0.10	2-15-2015	500,000,000	5,400,116
Netherlands Government Bond (EUR) 144A	0.75	4-15-2015	2,800,000	3,701,233
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,334,650
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,317,156
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	900,000	1,262,297
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,513,903
Netherlands Government Bond (EUR) 144A	2.75	1-15-2015	1,200,000	1,642,895
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,218,429
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,105,024
Netherlands Government Bond (EUR) 144A	3.75	7-15-2014	1,000,000	1,370,696
Netherlands Government Bond (EUR) 144A	3.75	1-15-2023	850,000	1,303,696
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,400,000	2,296,775
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	2,119,114
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,000,000	1,517,153
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,250,000	1,921,116
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	853,000	1,418,803

80	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Netherlands Government Bond (EUR) 144A	4.50%	7-15-2017	1,600,000	$2,434,844
Netherlands Government Bond (EUR) 144A	5.50	1-15-2028	810,000	1,489,048
Netherlands Government Bond (EUR) 144A	7.50	1-15-2023	335,000	662,577
Spain Government Bond (EUR)	3.00	4-30-2015	1,250,000	1,645,015
Spain Government Bond (EUR)	3.15	1-31-2016	1,000,000	1,308,970
Spain Government Bond (EUR)	3.25	4-30-2016	1,800,000	2,354,971
Spain Government Bond (EUR)	3.30	10-31-2014	2,250,000	2,987,247
Spain Government Bond (EUR)	3.40	4-30-2014	1,800,000	2,393,511
Spain Government Bond (EUR)	3.80	1-31-2017	1,400,000	1,847,875
Spain Government Bond (EUR)	4.00	7-30-2015	1,500,000	2,012,539
Spain Government Bond (EUR)	4.00	4-30-2020	750,000	955,878
Spain Government Bond (EUR)	4.20	1-31-2037	900,000	951,307
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,491,509
Spain Government Bond (EUR)	4.30	10-31-2019	1,800,000	2,358,148
Spain Government Bond (EUR)	4.40	1-31-2015	1,852,000	2,508,790
Spain Government Bond (EUR)	4.60	7-30-2019	2,200,000	2,940,366
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	1,711,669
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,240,938
Spain Government Bond (EUR)	4.75	7-30-2014	1,900,000	2,572,820
Spain Government Bond (EUR)	4.80	1-31-2024	900,000	1,131,026
Spain Government Bond (EUR)	4.85	10-31-2020	1,450,000	1,920,004
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	1,457,509
Spain Government Bond (EUR)	5.50	7-30-2017	1,300,000	1,827,767
Spain Government Bond (EUR)	5.50	4-30-2021	2,050,000	2,810,193
Spain Government Bond (EUR)	5.75	7-30-2032	1,200,000	1,599,290
Spain Government Bond (EUR)	5.85	1-31-2022	750,000	1,040,419
Spain Government Bond (EUR)	5.90	7-30-2026	2,400,000	3,270,433
Spain Government Bond (EUR)	6.00	1-31-2029	1,100,000	1,507,803
Sweden Government Bond Series 1041 (SEK)	6.75	5-5-2014	7,300,000	1,205,472
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	8,340,000	1,588,977
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	1,300,000	217,641
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	786,745
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	4,000,000	682,253
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,068,466
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	751,941
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	2,000,000	350,908
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,177,376
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,039,141
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,642,741
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	5,952,177
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,350,000	3,730,023
United Kingdom Gilt (GBP)	2.25	3-7-2014	1,850,000	2,863,235
United Kingdom Gilt (GBP)	2.75	1-22-2015	3,700,000	5,875,946
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,200,000	1,783,323
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,200,000	3,853,523
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	3,950,967
United Kingdom Gilt (GBP)	3.75	9-7-2021	2,150,000	3,778,989
United Kingdom Gilt (GBP)	3.75	7-22-2052	1,800,000	2,928,556
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	5,793,897
United Kingdom Gilt (GBP)	4.00	3-7-2022	2,400,000	4,297,742
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	4,865,770

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	81

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	4.25%	12-7-2027	2,450,000	$4,477,856
United Kingdom Gilt (GBP)	4.25	6-7-2032	1,250,000	2,270,436
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,300,000	2,340,566
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,418,402
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,113,380
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,150,000	2,060,835
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,750,000	3,140,381
United Kingdom Gilt (GBP)	4.25	12-7-2055	1,775,000	3,218,661
United Kingdom Gilt (GBP)	4.50	3-7-2019	1,750,000	3,172,531
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,321,591
United Kingdom Gilt (GBP)	4.50	12-7-2042	1,625,000	3,038,441
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,344,546
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,500,000	4,641,642
United Kingdom Gilt (GBP)	4.75	12-7-2030	5,650,000	10,895,707
United Kingdom Gilt (GBP)	4.75	12-7-2038	1,800,000	3,485,453
United Kingdom Gilt (GBP)	5.00	9-7-2014	3,585,000	5,829,825
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,550,000	6,470,227
United Kingdom Gilt (GBP)	5.00	3-7-2025	2,550,000	4,996,526
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,514,137
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,117,204
United Kingdom Gilt (GBP)	8.00	6-7-2021	1,600,000	3,617,230
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,644,361

Total Foreign Government Bonds (Cost $1,321,276,180)				1,303,828,014

U.S. Treasury Securities: 22.01%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	6,527,500
U.S. Treasury Bond	2.75	11-15-2042	5,750,000	5,354,688
U.S. Treasury Bond	3.00	5-15-2042	7,000,000	6,889,533
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	6,069,372
U.S. Treasury Bond	3.13	2-15-2042	1,000,000	1,010,625
U.S. Treasury Bond	3.50	2-15-2039	7,000,000	7,659,533
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,823,128
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	8,146,250
U.S. Treasury Bond	4.25	5-15-2039	5,000,000	6,181,250
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	11,751,795
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,200,079
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	9,832,875
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,881,838
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,936,093
U.S. Treasury Bond	4.50	5-15-2038	600,000	768,563
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	7,192,500
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	8,512,972
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	2,051,086
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,946,878
U.S. Treasury Bond	5.00	5-15-2037	2,300,000	3,148,843
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	2,088,282
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,385,000
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,636,234
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,499,500

82	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	6.38%	8-15-2027	$400,000	$594,875
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,238,282
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,435,688
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,278,125
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,274,375
U.S. Treasury Bond	7.50	11-15-2024	2,000,000	3,137,500
U.S. Treasury Note «	0.13	12-31-2014	15,000,000	14,971,875
U.S. Treasury Note	0.25	4-30-2014	15,000,000	15,009,375
U.S. Treasury Note	0.25	6-30-2014	20,000,000	20,011,720
U.S. Treasury Note	0.25	9-30-2014	60,000,000	60,028,140
U.S. Treasury Note	0.25	10-31-2014	2,500,000	2,501,173
U.S. Treasury Note	0.25	11-30-2014	20,000,000	20,008,600
U.S. Treasury Note	0.25	12-15-2014	5,000,000	5,001,955
U.S. Treasury Note	0.25	1-15-2015	5,000,000	5,001,170
U.S. Treasury Note	0.25	7-15-2015	15,000,000	14,985,930
U.S. Treasury Note	0.25	8-15-2015	15,000,000	14,983,590
U.S. Treasury Note	0.25	9-15-2015	6,000,000	5,992,032
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,976,570
U.S. Treasury Note	0.38	11-15-2014	5,000,000	5,012,500
U.S. Treasury Note	0.38	3-15-2015	30,000,000	30,072,660
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,072,660
U.S. Treasury Note	0.38	11-15-2015	5,000,000	5,008,205
U.S. Treasury Note	0.38	1-15-2016	2,000,000	2,002,344
U.S. Treasury Note	0.50	10-15-2014	5,000,000	5,023,045
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,968,750
U.S. Treasury Note	0.63	7-15-2014	10,000,000	10,056,640
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,993,750
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,941,872
U.S. Treasury Note	0.63	11-30-2017	20,100,000	20,024,625
U.S. Treasury Note	0.75	6-15-2014	5,000,000	5,034,960
U.S. Treasury Note	0.75	6-30-2017	15,000,000	15,079,680
U.S. Treasury Note	0.75	12-31-2017	4,000,000	4,004,064
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,068,360
U.S. Treasury Note	0.88	1-31-2018	5,000,000	5,030,470
U.S. Treasury Note	1.00	5-15-2014	5,000,000	5,048,045
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,094,140
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,209,064
U.S. Treasury Note	1.00	6-30-2019	5,000,000	4,972,265
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,906,250
U.S. Treasury Note	1.25	4-15-2014	500,000	505,918
U.S. Treasury Note	1.25	8-31-2015	4,500,000	4,606,875
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,170,625
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,123,830
U.S. Treasury Note	1.25	4-30-2019	12,000,000	12,148,128
U.S. Treasury Note	1.38	11-30-2015	2,500,000	2,571,680
U.S. Treasury Note	1.38	9-30-2018	5,000,000	5,127,735
U.S. Treasury Note	1.38	12-31-2018	10,000,000	10,234,380
U.S. Treasury Note	1.38	1-31-2020	3,000,000	3,029,064
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,543,750
U.S. Treasury Note	1.50	8-31-2018	5,000,000	5,164,455

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	83

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	8-15-2022	$14,100,000	$13,874,174
U.S. Treasury Note «	1.63	11-15-2022	10,000,000	9,795,310
U.S. Treasury Note	1.75	3-31-2014	10,000,000	10,168,360
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,916,250
U.S. Treasury Note	1.75	5-15-2022	4,000,000	3,997,500
U.S. Treasury Note	1.88	4-30-2014	4,400,000	4,485,936
U.S. Treasury Note	1.88	6-30-2015	6,250,000	6,482,913
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,851,403
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,324,846
U.S. Treasury Note	2.00	1-31-2016	4,000,000	4,191,248
U.S. Treasury Note	2.00	4-30-2016	500,000	525,313
U.S. Treasury Note	2.00	11-15-2021	21,000,000	21,602,112
U.S. Treasury Note	2.13	11-30-2014	6,500,000	6,715,820
U.S. Treasury Note	2.13	5-31-2015	3,500,000	3,645,194
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,210,936
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,425,000
U.S. Treasury Note	2.25	5-31-2014	13,500,000	13,843,305
U.S. Treasury Note	2.25	1-31-2015	5,000,000	5,192,190
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,287,890
U.S. Treasury Note	2.25	11-30-2017	7,500,000	8,041,410
U.S. Treasury Note	2.38	8-31-2014	5,000,000	5,161,525
U.S. Treasury Note	2.38	9-30-2014	5,500,000	5,687,776
U.S. Treasury Note	2.38	10-31-2014	5,000,000	5,178,515
U.S. Treasury Note	2.38	2-28-2015	10,000,000	10,421,880
U.S. Treasury Note	2.38	3-31-2016	2,500,000	2,653,125
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,764,688
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,400,000
U.S. Treasury Note	2.50	3-31-2015	4,000,000	4,186,876
U.S. Treasury Note	2.50	4-30-2015	5,000,000	5,241,015
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,861,760
U.S. Treasury Note	2.63	6-30-2014	3,500,000	3,612,382
U.S. Treasury Note	2.63	7-31-2014	5,750,000	5,946,535
U.S. Treasury Note	2.63	12-31-2014	8,000,000	8,350,000
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,668,750
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,675,000
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,364,064
U.S. Treasury Note	2.63	4-30-2018	5,500,000	6,008,750
U.S. Treasury Note	2.63	8-15-2020	12,000,000	13,091,256
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,891,410
U.S. Treasury Note	2.75	11-30-2016	4,000,000	4,332,812
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,361,248
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,579,372
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,390,624
U.S. Treasury Note	2.75	2-15-2019	8,950,000	9,867,375
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,809,257
U.S. Treasury Note	3.00	9-30-2016	4,000,000	4,359,064
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,289,923
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,575,154
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,501,560
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,313,359

84	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	3.13%	5-15-2019	$8,000,000	$9,015,000
U.S. Treasury Note	3.13	5-15-2021	2,000,000	2,248,906
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,367,500
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,468,750
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,478,515
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,965,471
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,541,015
U.S. Treasury Note	3.38	11-15-2019	8,000,000	9,155,000
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,668,750
U.S. Treasury Note	3.50	5-15-2020	10,000,000	11,535,978
U.S. Treasury Note	3.63	8-15-2019	9,500,000	11,006,643
U.S. Treasury Note	3.63	2-15-2020	13,000,000	15,100,306
U.S. Treasury Note	3.63	2-15-2021	20,000,000	23,275,000
U.S. Treasury Note	3.75	11-15-2018	7,000,000	8,106,875
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,469,218
U.S. Treasury Note	4.00	2-15-2015	5,500,000	5,902,831
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,951,094
U.S. Treasury Note	4.13	5-15-2015	3,000,000	3,254,064
U.S. Treasury Note	4.25	8-15-2014	6,500,000	6,882,382
U.S. Treasury Note	4.25	11-15-2014	4,370,000	4,669,244
U.S. Treasury Note	4.25	8-15-2015	5,500,000	6,031,526
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,659,376
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,336,798
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,731,250
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,325,000
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,454,686
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,797,265
U.S. Treasury Note	4.75	5-15-2014	7,000,000	7,383,089
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,542,814
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,879,883
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,300,468
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,954,688
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,466,250
U.S. Treasury Note	7.25	5-15-2016	2,500,000	3,044,728
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,486,797
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,513,750
U.S. Treasury Note	7.88	2-15-2021	500,000	744,805
U.S. Treasury Note	8.00	11-15-2021	4,100,000	6,257,305
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,947,480
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,535,655
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,349,220
U.S. Treasury Note	8.75	8-15-2020	400,000	613,250
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,737,585
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,752,937
U.S. Treasury Note	9.13	5-15-2018	2,900,000	4,137,030
U.S. Treasury Note	11.25	2-15-2015	2,000,000	2,429,296

Total U.S. Treasury Securities (Cost $1,120,532,803)				1,171,373,819

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	85

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 3.43%

Consumer Discretionary: 0.04%

Media: 0.04%
Grupo Televisa SA	6.00%	5-15-2018	$250,000	$293,044
Grupo Televisa SA	6.63	1-15-2040	500,000	624,876
Thompson Reuters Corporation	4.70	10-15-2019	425,000	485,843
Thomson Reuters Corporation	5.70	10-1-2014	200,000	215,221
WPP Finance 2010 Company	3.63	9-7-2022	350,000	345,591

				1,964,575

Consumer Staples: 0.04%

Beverages: 0.04%
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	222,567
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,258,428
Diageo Capital plc	5.88	9-30-2036	175,000	219,924
Diageo Finance BV	3.25	1-15-2015	100,000	104,862
Diageo Finance BV	5.30	10-28-2015	125,000	139,746

				1,945,527

Energy: 0.73%

Energy Equipment & Services: 0.04%
Ensco plc	3.25	3-15-2016	1,250,000	1,328,428
Ensco plc	4.70	3-15-2021	500,000	559,708
Weatherford International Limited	5.95	4-15-2042	250,000	258,536

				2,146,672

Oil, Gas & Consumable Fuels: 0.69%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	435,064
Alberta Energy Company Limited	8.13	9-15-2030	150,000	203,098
BP Capital Markets plc	1.85	5-5-2017	500,000	512,080
BP Capital Markets plc	2.50	11-6-2022	500,000	483,889
BP Capital Markets plc	3.13	10-1-2015	800,000	847,510
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,067,495
BP Capital Markets plc	3.25	5-6-2022	750,000	771,659
BP Capital Markets plc	3.63	5-8-2014	600,000	622,095
BP Capital Markets plc	3.88	3-10-2015	700,000	743,822
BP Capital Markets plc	4.50	10-1-2020	500,000	568,442
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,156,918
BP Capital Markets plc	4.75	3-10-2019	450,000	520,924
Canadian Natural Resources Limited	4.90	12-1-2014	65,000	69,513
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,345,152
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	660,430
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	610,296
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	249,304
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	247,722
Cenovus Energy Incorporated	4.50	9-15-2014	500,000	527,972
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	244,236
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	659,008

86	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge Incorporated	5.60%	4-1-2017	$100,000	$115,413
Encana Corporation	5.15	11-15-2041	500,000	508,564
Encana Corporation	5.80	5-1-2014	154,000	162,491
Encana Corporation	5.90	12-1-2017	300,000	354,141
Encana Corporation	6.50	5-15-2019	400,000	490,011
Encana Corporation	6.50	8-15-2034	250,000	292,205
Encana Corporation	6.50	2-1-2038	350,000	418,870
Husky Energy Incorporated	5.90	6-15-2014	305,000	324,456
Husky Energy Incorporated	6.80	9-15-2037	100,000	131,155
Husky Energy Incorporated	7.25	12-15-2019	565,000	728,526
Nexen Incorporated	6.20	7-30-2019	80,000	98,587
Nexen Incorporated	6.40	5-15-2037	600,000	760,105
Nexen Incorporated	7.50	7-30-2039	560,000	802,760
Nexen Incorporated	7.88	3-15-2032	120,000	170,706
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	156,341
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	154,085
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	218,271
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	277,923
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	226,982
Noble Holdings International Limited Corporation	7.38	3-15-2014	250,000	265,822
Petro-Canada	5.95	5-15-2035	700,000	840,830
Petro-Canada	6.80	5-15-2038	400,000	528,554
Petroleos Mexicanos Company 144A	3.50	1-30-2023	300,000	294,000
Suncor Energy Incorporated	5.95	12-1-2034	75,000	90,493
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,091,168
Suncor Energy Incorporated	6.50	6-15-2038	400,000	515,270
Suncor Energy Incorporated	6.85	6-1-2039	250,000	335,368
Talisman Energy Incorporated	3.75	2-1-2021	150,000	156,316
Talisman Energy Incorporated	5.13	5-15-2015	65,000	69,967
Talisman Energy Incorporated	6.25	2-1-2038	400,000	447,654
Talisman Energy Incorporated	7.75	6-1-2019	415,000	531,845
Total Capital International SA	1.55	6-28-2017	500,000	506,932
Total Capital International SA	2.70	1-25-2023	500,000	501,879
Total Capital International SA	2.88	2-17-2022	1,000,000	1,034,451
Total Capital SA	2.30	3-15-2016	500,000	520,931
Total Capital SA	3.00	6-24-2015	500,000	526,440
Total Capital SA	3.13	10-2-2015	1,000,000	1,065,004
Total Capital SA	4.13	1-28-2021	100,000	112,682
Total Capital SA	4.25	12-15-2021	250,000	283,929
Total Capital SA	4.45	6-24-2020	500,000	578,957
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	299,864
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	489,940
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	529,957
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	333,663
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	386,949
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,920,350
Transocean Incorporated	4.95	11-15-2015	500,000	543,879
Transocean Incorporated	5.05	12-15-2016	500,000	557,023
Transocean Incorporated	6.38	12-15-2021	500,000	589,410
Weatherford International Limited	5.13	9-15-2020	200,000	216,064
Weatherford International Limited	6.75	9-15-2040	300,000	334,228
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,312,584

				36,750,624

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	87

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.40%

Capital Markets: 0.05%
Nomura Holdings Incorporated	4.13%	1-19-2016	$500,000	$531,003
Nomura Holdings Incorporated	5.00	3-4-2015	1,100,000	1,171,254
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	422,387
Sasol Financing International Company	4.50	11-14-2022	500,000	498,750

				2,623,394

Commercial Banks: 0.76%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	501,651
Bank of Montreal	1.40	9-11-2017	1,000,000	1,001,353
Bank of Montreal	2.50	1-11-2017	500,000	523,244
Bank of Montreal	2.55	11-6-2022	1,000,000	980,263
Bank of Nova Scotia	0.75	10-9-2015	500,000	499,897
Bank of Nova Scotia	1.38	12-18-2017	500,000	500,136
Bank of Nova Scotia	2.05	10-7-2015	300,000	310,466
Bank of Nova Scotia	2.55	1-12-2017	750,000	787,454
Bank of Nova Scotia	3.40	1-22-2015	1,150,000	1,209,941
Bank of Nova Scotia	4.38	1-13-2021	500,000	570,919
Barclays Bank plc	3.90	4-7-2015	250,000	264,959
Barclays Bank plc	5.00	9-22-2016	900,000	1,013,534
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,146,223
Barclays Bank plc	5.14	10-14-2020	800,000	848,827
Barclays Bank plc	5.20	7-10-2014	800,000	847,199
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,294,206
BNP Paribas	3.25	3-11-2015	1,000,000	1,040,968
BNP Paribas	3.60	2-23-2016	1,000,000	1,063,828
BNP Paribas	5.00	1-15-2021	1,150,000	1,311,345
Canadian Imperial Bank	0.90	10-1-2015	500,000	501,678
Canadian Imperial Bank	1.55	1-23-2018	300,000	301,422
Canadian Imperial Bank	2.35	12-11-2015	500,000	521,610
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	676,000	693,449
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	558,243
Credit Suisse New York	3.50	3-23-2015	500,000	528,045
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,076,895
HSBC Holdings plc	4.88	1-14-2022	250,000	286,135
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,165,010
HSBC Holdings plc	6.80	6-1-2038	350,000	455,693
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	687,973
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,101,714
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,102,160
National Bank of Canada	1.50	6-26-2015	500,000	507,550
NIBC Bank NV	4.88	11-19-2019	800,000	938,759
Rabobank Nederland NV	2.13	10-13-2015	1,000,000	1,032,311
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,076,962
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,594,172
Royal Bank of Canada	0.80	10-30-2015	250,000	250,537
Royal Bank of Canada	1.45	10-30-2014	1,000,000	1,017,145
Royal Bank of Canada	1.50	1-16-2018	250,000	251,888
Royal Bank of Canada	2.30	7-20-2016	600,000	627,532

88	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Commercial Banks (continued)
Royal Bank of Canada	2.63%	12-15-2015	$250,000	$262,663
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	534,510
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,092,146
Royal Bank of Scotland Group plc	4.88	3-16-2015	1,000,000	1,074,588
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,172,728
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	688,289
Societe Generale	2.75	10-12-2017	200,000	206,393
Toronto Dominion Bank	1.38	7-14-2014	300,000	303,189
Toronto Dominion Bank	2.50	7-14-2016	500,000	525,113
Westpac Banking Corporation	0.95	1-12-2016	350,000	351,220
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,008,255
Westpac Banking Corporation	2.00	8-14-2017	100,000	102,841
Westpac Banking Corporation	4.20	2-27-2015	780,000	834,837

				40,150,068

Diversified Financial Services: 0.55%
Abbey National Treasury Services plc	2.88	4-25-2014	200,000	203,640
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	531,747
AngloGold Holdings plc	5.38	4-15-2020	165,000	174,359
AngloGold Holdings plc	6.50	4-15-2040	295,000	296,625
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	611,951
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	232,212
BHP Billiton Finance USA Limited	5.50	4-1-2014	800,000	843,535
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,340,355
Burlington Resources Finance Company	7.20	8-15-2031	500,000	694,708
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	175,032
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	380,453
Credit Suisse New York	5.30	8-13-2019	1,500,000	1,775,847
Credit Suisse New York	5.50	5-1-2014	500,000	528,898
Deutsche Bank AG London	3.25	1-11-2016	250,000	265,285
Deutsche Bank AG London	3.45	3-30-2015	500,000	526,600
Deutsche Bank AG London	3.88	8-18-2014	1,000,000	1,044,353
Deutsche Bank AG London	6.00	9-1-2017	1,000,000	1,193,730
ORIX Corporation	4.71	4-27-2015	415,000	444,479
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	512,180
Rio Tinto Finance USA Limited	2.88	8-21-2022	500,000	498,394
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	1,047,923
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	246,594
Rio Tinto Finance USA Limited	4.75	3-22-2042	250,000	273,122
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	347,378
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	930,268
Rio Tinto Finance USA Limited	8.95	5-1-2014	1,475,000	1,614,455
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	667,964
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,004,280
Shell International Finance BV	2.25	1-6-2023	250,000	243,419
Shell International Finance BV	2.38	8-21-2022	250,000	247,297
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,066,270
Shell International Finance BV	3.63	8-21-2042	250,000	242,455
Shell International Finance BV	4.00	3-21-2014	950,000	984,704
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,158,497

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	89

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Shell International Finance BV	4.38%	3-25-2020	$500,000	$579,058
Shell International Finance BV	5.20	3-22-2017	250,000	291,339
Shell International Finance BV	5.50	3-25-2040	300,000	376,509
Shell International Finance BV	6.38	12-15-2038	850,000	1,175,197
Syngenta Finance NV	3.13	3-28-2022	500,000	516,816
UBS AG Stamford Connecticut	3.88	1-15-2015	500,000	531,817
UBS AG Stamford Connecticut	4.88	8-4-2020	488,000	564,765
UBS AG Stamford Connecticut	5.75	4-25-2018	488,000	580,375
UBS AG Stamford Connecticut	5.88	12-20-2017	872,000	1,044,201
Virgin Media Finance plc	5.25	1-15-2021	900,000	941,558
WPP Finance UK	8.00	9-15-2014	500,000	550,687

				29,501,331

Insurance: 0.04%
Aegon NV	4.63	12-1-2015	500,000	545,459
AXA SA	8.60	12-15-2030	650,000	835,959
AXIS Capital Holdings Limited	5.75	12-1-2014	65,000	69,382
Manulife Financial Corporation	3.40	9-17-2015	400,000	420,988
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	100,888
XL Capital Limited	5.25	9-15-2014	312,000	330,151

				2,302,827

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	140,862

Health Care: 0.16%

Pharmaceuticals: 0.16%
AstraZeneca plc	4.00	9-18-2042	550,000	535,473
AstraZeneca plc	5.40	6-1-2014	75,000	79,598
AstraZeneca plc	5.90	9-15-2017	800,000	962,122
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,516,978
Covidien International Finance SA	2.80	6-15-2015	150,000	157,077
Covidien International Finance SA	3.20	6-15-2022	500,000	522,308
Covidien International Finance SA	6.00	10-15-2017	600,000	721,658
Covidien International Finance SA	6.55	10-15-2037	150,000	203,575
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,196,232
Sanofi Aventis	1.63	3-28-2014	210,000	212,896
Sanofi Aventis	2.63	3-29-2016	500,000	526,714
Sanofi Aventis	4.00	3-29-2021	700,000	782,013
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	500,000	499,818
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	525,497

				8,441,959

Industrials: 0.14%

Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38	1-15-2020	500,000	583,750
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	219,300

				803,050

90	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 0.02%
Ingersoll-Rand Global Holding Company Limited	6.88%	8-15-2018	$250,000	$303,233
Ingersoll-Rand Global Holding Company Limited	9.50	4-15-2014	500,000	547,200

				850,433

Industrial Conglomerates: 0.06%
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	779,572
Philips Electronics NV	3.75	3-15-2022	500,000	539,148
Philips Electronics NV	5.00	3-15-2042	500,000	561,658
Philips Electronics NV	6.88	3-11-2038	250,000	336,476
Tyco Electronics Group SA	4.88	1-15-2021	500,000	554,703
Tyco Electronics Group SA	7.13	10-1-2037	350,000	451,214

				3,222,771

Machinery: 0.01%
Pentair Finance SA 144A	3.15	9-15-2022	250,000	245,268
Pentair Finance SA 144A	5.00	5-15-2021	300,000	336,194

				581,462

Road & Rail: 0.04%
Canadian National Railway Company	2.25	11-15-2022	350,000	345,060
Canadian National Railway Company	5.55	3-1-2019	435,000	527,259
Canadian National Railway Company	6.20	6-1-2036	200,000	267,784
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	220,145
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	413,489
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	77,446
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	83,176

				1,934,359

Materials: 0.25%

Chemicals: 0.04%
Agrium Incorporated	6.13	1-15-2041	165,000	187,688
Agrium Incorporated	6.75	1-15-2019	300,000	367,284
Methanex Corporation	3.25	12-15-2019	100,000	101,649
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	600,158
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	292,522
Potash Corporation of Saskatchewan Incorporated	5.25	5-15-2014	50,000	52,733
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	237,001
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	75,000	90,988
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	81,105

				2,011,128

Metals & Mining: 0.19%
Barrick Gold Corporation	3.85	4-1-2022	500,000	516,086
Barrick Gold Corporation	5.25	4-1-2042	500,000	520,917
BHP Billiton Limited	1.00	2-24-2015	500,000	505,012
BHP Billiton Limited	1.63	2-24-2017	500,000	510,187
Falconbridge Limited	6.00	10-15-2015	600,000	668,251
Kinross Gold Corporation	5.13	9-1-2021	200,000	207,364
Teck Resources Limited	3.75	2-1-2023	500,000	503,532

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	91

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Teck Resources Limited	4.50%	1-15-2021	$350,000	$379,264
Teck Resources Limited	4.75	1-15-2022	202,000	219,898
Teck Resources Limited	5.20	3-1-2042	500,000	488,580
Teck Resources Limited	6.00	8-15-2040	175,000	191,102
Teck Resources Limited	6.25	7-15-2041	300,000	332,752
Vale Overseas Limited	4.38	1-11-2022	700,000	728,698
Vale Overseas Limited	4.63	9-15-2020	300,000	320,443
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,607,244
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,486,719
Vale Overseas Limited	6.88	11-10-2039	130,000	154,721
Vale Overseas Limited	8.25	1-17-2034	300,000	395,479
Vale SA	5.63	9-11-2042	750,000	778,607

				10,514,856

Paper & Forest Products: 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	514,387
Celulosa Arauco y Constitucion SA	5.63	4-20-2015	65,000	69,346
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	418,034

				1,001,767

Telecommunication Services: 0.63%

Diversified Telecommunication Services: 0.35%
British Telecommunications plc	5.95	1-15-2018	250,000	298,475
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,786,841
Deutsche Telekom International Finance BV	4.88	7-8-2014	300,000	316,495
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	311,070
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	606,957
Deutsche Telekom International Finance BV	8.75	6-15-2030	830,000	1,199,979
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	776,853
France Telecom SA	2.75	9-14-2016	500,000	523,207
France Telecom SA	4.38	7-8-2014	1,000,000	1,046,668
France Telecom SA	5.38	7-8-2019	350,000	407,568
France Telecom SA	8.50	3-1-2031	925,000	1,319,260
Royal KPN NV	8.38	10-1-2030	375,000	495,140
Telecom Italia Capital SA	4.95	9-30-2014	1,150,000	1,190,250
Telecom Italia Capital SA	5.25	10-1-2015	200,000	209,850
Telecom Italia Capital SA	6.00	9-30-2034	150,000	137,528
Telecom Italia Capital SA	6.38	11-15-2033	500,000	478,869
Telecom Italia Capital SA	7.18	6-18-2019	1,000,000	1,139,150
Telecom Italia Capital SA	7.20	7-18-2036	500,000	502,500
Telecom Italia Capital SA	7.72	6-4-2038	500,000	523,675
Telefonica Emisiones SAU	3.73	4-27-2015	470,000	483,089
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	732,837
Telefonica Emisiones SAU	4.95	1-15-2015	430,000	451,500
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	459,742
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	527,248
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	549,152
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	581,817
Telefonica Europe BV	8.25	9-15-2030	420,000	491,052
Telefonica SA	5.88	7-15-2019	645,000	702,955
Telefonos de Mexico SA	5.50	1-27-2015	465,000	501,550

				18,751,277

92	Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments—February 28, 2013

Security name	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services: 0.28%
America Movil SAB de CV	2.38%	9-8-2016	$750,000	$776,621
America Movil SAB de CV	3.13	7-16-2022	500,000	497,616
America Movil SAB de CV	3.63	3-30-2015	500,000	526,856
America Movil SAB de CV	4.38	7-16-2042	1,000,000	953,681
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,137,859
America Movil SAB de CV	5.50	3-1-2014	300,000	313,315
America Movil SAB de CV	5.63	11-15-2017	450,000	531,163
America Movil SAB de CV	6.13	11-15-2037	100,000	119,759
America Movil SAB de CV	6.13	3-30-2040	500,000	601,846
America Movil SAB de CV	6.38	3-1-2035	65,000	79,763
Rogers Communications Incorporated	6.80	8-15-2018	750,000	945,908
Rogers Wireless Incorporated	6.38	3-1-2014	100,000	105,469
Rogers Wireless Incorporated	7.50	3-15-2015	500,000	566,000
Vodafone Group plc	0.90	2-19-2016	325,000	324,754
Vodafone Group plc	1.25	9-26-2017	250,000	248,579
Vodafone Group plc	1.50	2-19-2018	500,000	499,310
Vodafone Group plc	1.63	3-20-2017	500,000	505,804
Vodafone Group plc	2.50	9-26-2022	1,000,000	962,423
Vodafone Group plc	2.95	2-19-2023	600,000	598,249
Vodafone Group plc	3.38	11-24-2015	500,000	533,334
Vodafone Group plc	4.15	6-10-2014	250,000	260,806
Vodafone Group plc	4.38	2-19-2043	500,000	487,674
Vodafone Group plc	4.63	7-15-2018	180,000	206,876
Vodafone Group plc	5.00	9-15-2015	250,000	275,639
Vodafone Group plc	5.38	1-30-2015	75,000	81,484
Vodafone Group plc	5.45	6-10-2019	400,000	476,983
Vodafone Group plc	5.63	2-27-2017	500,000	582,531
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,206,241
Vodafone Group plc	7.88	2-15-2030	250,000	349,057

				14,755,600

Utilities: 0.04%

Independent Power Producers & Energy Traders: 0.01%
Transalta Corporation	4.75	1-15-2015	400,000	423,325
Transalta Corporation	6.50	3-15-2040	90,000	95,032

				518,357

Multi-Utilities: 0.02%
National Grid plc	6.30	8-1-2016	500,000	581,266
Veolia Environment SA	6.00	6-1-2018	500,000	584,632

				1,165,898

Water Utilities: 0.01%
United Utilities Group plc	5.38	2-1-2019	250,000	279,056

Total Yankee Corporate Bonds and Notes (Cost $169,539,496)				182,357,853

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Fixed Income Portfolio	93

Security name	Yield	Shares	Value
Short-Term Investments: 5.40%

Investment Companies: 5.40%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.13%	268,012,744	$268,012,744
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.18	19,457,735	19,457,735

Total Short-Term Investments (Cost $287,470,479)			287,470,479

Total investments in securities (Cost $5,350,531,380) *	104.09%	5,539,799,248
Other assets and liabilities, net	(4.09)	(217,428,399)

Total net assets	100.00%	$5,322,370,849

%%	Security issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	Security issued in zero coupon form with no periodic interest payments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

##	All or a portion of this security has been segregated for when-issued securities.

@	Foreign bond principal is denominated in local currency.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $5,352,142,227 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$247,933,802
Gross unrealized depreciation	(60,276,781)

Net unrealized appreciation	$187,657,021

The following table shows the percent of total long-term investments by geographic location as of February 28, 2013 (unaudited):

United States	71.12%
Japan	11.37%
United Kingdom	3.74%
France	2.72%
Italy	2.37%
Germany	2.21%
Canada	1.64%
Spain	1.23%
Netherlands	1.03%
Other	2.57%

100.00%

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	1

Security name	Shares	Value

Common Stocks: 96.30%

Consumer Discretionary: 12.32%

Auto Components: 0.89%
Aapico Hitech PCL	123,000	$126,101
Aisin Seiki Company Limited	37,400	1,353,727
Akebono Brake Industry Company Limited	22,700	100,165
Autoneum Holding AG †	164	10,769
Bharat Forge Limited	19,334	76,032
BorgWarner Incorporated «†	93,155	6,931,664
Bosch Limited	1,719	276,844
Bridgestone Corporation	119,800	3,675,814
Bridgestone Corporation ADR «†	4,725	290,115
Calsonic Kansei Corporation	41,000	184,896
Cheng Shin Rubber Industry Company Limited	290,582	795,439
Compagnie Generale des Etablissements Michelin Class B	17,733	1,584,476
Continental AG	9,343	1,096,700
Cooper Tire & Rubber Company	144,404	3,650,533
Dana Holding Corporation	339,837	5,685,473
Denso Corporation	102,600	4,305,901
Exedy Corporation	6,200	131,237
Exide Industries Limited	78,617	180,774
Faurecia	2,019	36,099
FCC Company Limited	7,000	155,874
Fiat Industrial SpA	78,164	950,568
Futaba Industrial Company Limited †	6,100	25,864
Gentex Corporation	103,820	1,946,625
GKN plc	150,914	625,017
Halla Climate Control Corporation	8,860	203,739
Hankook Tire Company Limited	18,843	857,904
Hankook Tire Worldwide Company Limited	3,596	62,434
Hi-Lex Corporation	5,800	109,317
Hyundai Mobis	14,603	4,221,124
Hyundai Wia Corporation	3,195	469,148
Johnson Controls Incorporated	91,500	2,879,505
Kayaba Industry Company Limited	38,000	161,528
KEIHIN Corporation	9,300	138,763
Kenda Rubber Industrial Company Limited	159,577	240,972
Koito Manufacturing Company Limited	23,000	374,938
Kumho Industrial Company Limited †(a)	24,425	51,204
Lear Corporation	68,516	3,660,125
Leoni AG	4,204	189,519
Linamar Corporation	2,422	60,477
Magna International Incorporated Class A «	21,800	1,159,496
Mando Corporation	2,550	308,499
Martinrea International Incorporated †	3,001	25,900
Minth Group Limited	76,000	99,366
MITSUBA Corporation	8,000	69,652
Mitsuboshi Belting Company Limited	10,000	52,325
Musashi Seimitsu Industry Company Limited	4,100	86,919
Nan Kang Rubber Tire Company Limited	148,145	172,625

2	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Auto Components (continued)
NGK Spark Plug Company Limited	36,000	$546,855
NHK Spring Company Limited	44,000	383,083
NIFCO Incorporated	9,400	193,091
Nippon Seiki Company Limited	8,000	111,425
Nissan Shatai Company Limited	17,000	207,250
Nissin Kogyo Company Limited	8,500	136,455
NOK Corporation	23,300	321,258
Nokian Renkaat Oyj	13,330	605,798
Pacific Industrial Company Limited	10,300	58,673
Pirelli & Company SpA	18,218	211,563
Press Kogyo Company Limited	13,000	64,095
Rieter Holding AG	164	29,693
Riken Corporation	27,000	107,487
Sanden Corporation	27,000	107,487
Showa Corporation	13,400	142,689
Somboon Advance Technology PCL	104,216	131,365
Stanley Electric Company Limited	30,500	531,093
Tachi-S Company Limited	5,700	91,321
Takata Corporation	5,600	101,016
Tenneco Automotive Incorporated †	119,200	4,223,256
Thai Stanley Electric PCL	13,600	117,486
Tokai Rika Company Limited	8,200	146,236
Tokai Rubber Industries Incorporated	6,500	75,456
Tong Yang Industry Company Limited	97,926	90,891
Topre Corporation	8,900	84,497
Toyo Tire & Rubber Company Limited	50,000	206,063
Toyota Boshoku Corporation	15,600	212,735
Toyota Gosei Company Limited	14,500	334,928
Toyota Industries Corporation	38,400	1,371,281
TPR Company Limited	5,200	67,602
TRW Automotive Holdings Corporation †	71,700	4,208,073
TS Tech Company Limited	9,900	241,492
UMW Holdings Bhd	137,800	570,730
Unipres Corporation	6,700	149,483
Valeo SA	7,819	441,806
Visteon Corporation †	105,092	6,124,762
Xinyi Glass Holding Company Limited	456,149	306,428
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	65,000	609,397
YOROZU Corporation	3,500	55,168

		73,571,653

Automobiles: 1.15%
Bajaj Auto	14,575	528,563
Bayerische Motoren Werke AG	29,701	2,741,472
Brilliance China Automotive Holdings Limited †	568,000	783,640
BYD Company Limited †«	119,000	421,953
China Motor Company Limited	198,150	186,977
Chongqing Changchun Automobile Class B	43	42

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	3

Security name	Shares	Value

Automobiles (continued)
Daihatsu Motor Company Limited	40,000	$812,601
Daimler AG	88,083	5,251,325
Dongfeng Motor Group Company Limited	598,000	875,919
Fiat SpA †	84,699	454,479
Fleetwood Corporation Limited	5,618	54,344
Ford Otomotiv Sanayi AS	8,512	100,317
Fuji Heavy Industries Limited	126,000	1,884,087
Geely Automobile Holdings Limited	870,000	478,996
General Motors Company †	104,600	2,839,890
Ghabbour Auto	3,188	12,766
Guangzhou Automobile Group Company Limited	493,454	411,021
Hero Honda Motors Limited	20,559	630,109
Honda Motor Company Limited	332,800	12,405,049
Honda Motor Company Limited ADR	25	936
Hyundai Motor Company Limited	34,304	6,906,261
Isuzu Motors Limited	251,000	1,543,532
Kia Motors Corporation	55,867	2,884,091
Mahindra & Mahindra Limited	52,028	835,527
Mahindra & Mahindra Limited GDR	10,726	173,547
Maruti Suzuki India Limited	14,444	359,567
Mazda Motor Corporation †	576,000	1,733,779
Mitsubishi Motors Corporation †	746,000	820,930
Nissan Motor Company Limited	477,300	4,825,009
Oriental Holdings Bhd	28,320	77,707
Peugeot SA †«	32,389	245,171
PT Astra International Incorporated Tbk	4,247,440	3,494,298
Renault SA	18,761	1,190,747
Suzuki Motor Corporation	86,300	2,064,161
Tan Chong Motor Holdings Bhd	87,300	145,194
Tata Motors Limited	164,889	871,498
Tesla Motors Incorporated «†	58,000	2,020,140
Thor Industries Incorporated «	100,900	3,792,831
Tofas Turk Otomobil Fabrikasi AS	25,253	156,528
Toyota Motor Corporation	544,714	28,002,613
Volkswagen AG	3,151	649,361
Yamaha Motor Company Limited	58,300	696,908
Yue Loong Motor	230,929	417,606
Zhongsheng Group Holdings Limited	140,000	216,618

		94,998,110

Distributors: 0.30%
Canon Marketing Japan Incorporated	10,300	144,238
D’ieteren SA NV	1,530	67,096
Delek Automotive Systems Limited	1,187	11,896
DOSHISHA Company Limited	2,200	56,988
Genuine Parts Company «	111,079	7,889,941
Hanwha Corporation (Korea)	11,460	369,362
Imperial Holding Limited	47,334	1,086,890
Inabata & Company Limited	8,900	65,773
Inchcape plc	38,717	296,909

4	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Distributors (continued)
Jardine Cycle & Carriage Limited	19,439	$809,958
LG International Corporation	5,460	214,301
Li & Fung Limited	1,128,530	1,513,321
LKQ Corporation †	234,300	4,964,817
Mitsuuroko Holdings Company Limited	10,000	57,072
Pacific Brands Limited	170,912	137,917
Paltac Corporation	4,300	55,762
Pool Corporation	93,100	4,256,532
Schneider Electric Infrastructure Limited	5,981	8,690
Sumitomo Corporation «	237,900	2,910,547
Tat Hong Holdings Limited	7,000	8,592
Uni-Select Incorporated	432	9,007
Yokohama Reito Company	7,100	55,841

		24,991,450

Diversified Consumer Services: 0.44%
Apollo Group Incorporated Class A «†	70,900	1,196,083
Benesse Corporation	17,200	713,497
Coinstar Incorporated «†	59,262	3,033,622
DeVry Incorporated «	131,000	3,927,380
Educomp Solutions Limited	5,295	8,088
H&R Block Incorporated «	191,911	4,770,907
Hillenbrand Incorporated	143,686	3,547,607
InvoCare Limited	17,103	195,663
Itausa Investimentos Itau SA	41,648	306,142
Matthews International Corporation Class A	63,100	2,082,300
Navitas Limited	44,468	226,201
New Oriental Education & Technology Group Incorporated	17,412	264,662
Raffles Education Corporation Limited †	55,177	16,931
Regis Corporation «	131,995	2,378,550
Service Corporation International «	493,043	7,661,888
Sotheby’s Holdings Incorporated «	134,900	5,157,227
Weight Watchers International Incorporated «	21,300	912,492

		36,399,240

Hotels, Restaurants & Leisure: 1.79%
A-Max Holdings Limited †	83,500	775
Accor SA	17,004	613,374
Accordia Golf Company Limited	241	227,506
Ajisen China Holdings Limited	67,200	48,522
Aristocrat Leisure Limited	106,257	403,755
Autogrill SpA	9,260	118,657
Bally Technologies Incorporated «†	81,809	3,906,380
Banyan Tree Holdings Limited †	13,000	6,981
Berjaya Land Bhd	210,400	56,506
Berjaya Sports Toto Bhd	163,502	222,200
Bob Evans Farms Incorporated	1,361	55,393
Brinker International Incorporated «	167,790	5,600,830
Cafe de Coral Holdings Limited	52,000	155,217

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	5

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Carnival Corporation	59,500	$2,128,315
Carnival plc	20,101	755,647
Casino Guichard Perrachon SA	5,420	544,858
Chipotle Mexican Grill Incorporated «†	25,094	7,949,528
Colowide Company Limited «	10,000	105,621
Compass Group plc	163,725	1,988,274
Cracker Barrel Old Country Store Incorporated	47,100	3,545,688
Crown Limited	72,900	894,310
Darden Restaurants Incorporated «	91,000	4,210,570
Domino’s Pizza Incorporated	113,000	5,381,060
Doutor Nichires Holdings Company Limited	5,200	70,743
Dunkin Brands Group Incorporated «	57,421	2,133,190
Echo Entertainment Group Limited	134,190	515,377
Egyptian For Tourism Resorts †	16,982	2,595
EIH Limited	57,568	67,456
Enterprise Inns plc †	26,791	43,041
Flight Centre Limited «	11,645	386,581
Formosa International Hotels Corporation	14,861	185,541
Fujita Kanko Incorporated	30,000	100,982
Galaxy Entertainment Group Limited †	269,000	1,128,984
Genting Bhd	463,100	1,422,041
Genting Singapore plc	1,113,320	1,415,923
Grand Korea Leisure Company Limited	10,260	262,937
Great Canadian Gaming Corporation †	676	5,906
Greene King plc	17,051	180,295
H.I.S Company Limited	4,200	161,992
Hong Kong & Shanghai Hotels Limited	94,530	162,840
Hotel Properties Limited	32,000	81,395
Hotel Shilla Company Limited	7,990	351,602
Hyatt Hotels Corporation Class A †	45,851	1,884,018
Imperial Hotel Limited	3,200	102,881
Indian Hotels Company Limited	66,498	66,003
Intercontinental Hotels Group plc	28,522	828,174
International Game Technology	188,230	3,000,386
Intralot SA-Integrated Lottery Systems & Services	4,444	13,402
J D Wetherspoon plc	8,168	64,868
Jack In the Box Incorporated «†	100,900	3,194,494
Jollibee Foods Corporation	74,880	233,701
Kangwon Land Incorporated	25,840	783,916
Kappa Create Company Limited «	2,100	43,500
Kentucky Fried Chicken (Japan) Limited	2,100	48,008
Kisoji Company Limited	3,500	67,138
Kuoni Reisen Holding AG	214	66,211
Ladbrokers plc	95,658	333,191
Las Vegas Sands Corporation	80,755	4,158,075
Life Time Fitness Incorporated «†	79,905	3,367,197
Lottomatica SpA	6,123	141,332
Marriott International Incorporated Class A	56,800	2,240,760
Marriott Vacations Worldwide Corporation †	57,022	2,352,728
Marston’s plc	50,669	107,922

6	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corporation	136,014	$13,043,743
McDonald’s Holdings Company (Japan) Limited «	12,400	310,635
Melco International Development Limited	180,000	286,864
MGM China Holdings Limited	177,200	428,172
MGM Mirage «†	297,900	3,720,771
Millennium & Copthorne Hotels plc	18,690	153,393
Minor International PCL	105,270	89,347
Mitchells & Butlers plc †	19,207	99,623
MOS Food Services Incorporated	6,100	118,196
Ohsho Food Service Corporation	1,600	45,053
Opap SA	18,417	156,769
Orbis SA	2,450	27,992
Orient Express Hotels Limited Class A †	203,063	2,097,641
Oriental Land Company Limited	11,200	1,654,202
Paddy Power plc	4,093	338,251
Panera Bread Company Class A «†	22,249	3,580,977
Papa John’s International Incorporated †	35,000	1,820,350
PartyGaming plc	58,620	131,705
Plenus Company Limited	4,100	64,979
Punch Taverns plc †	32,370	5,463
Resorts World Bhd	621,815	744,448
RESORTTRUST Incorporated	7,380	158,524
Restaurant Group plc	15,681	99,652
Rexcapital Financial Holdings Limited	625,000	57,217
Round One Corporation	8,500	60,066
Royal Caribbean Cruises Limited «	101,800	3,549,766
Royal Holdings Company Limited	5,300	63,241
Saizeriya Company Limited	4,700	60,493
Sands China Limited	459,523	2,189,305
Shangri-La Asia Limited	274,166	639,141
Six Flags Entertainment Corporation «	106,100	7,088,541
SJM Holdings Limited	390,000	974,547
Sky City Entertainment Group Limited	108,949	382,789
Sodexho Alliance SA	8,557	792,512
Spirit Pub Company plc	32,370	32,779
St. Marc Holdings Company Limited	1,200	48,549
Starwood Hotels & Resorts Worldwide Incorporated	156,100	9,417,513
Tabcorp Holdings Limited	132,992	431,986
Tattersall’s Limited	250,183	815,203
The Wendy’s Company «	646,102	3,676,320
Thomas Cook Group plc †	84,009	110,878
Tim Hortons Incorporated	14,344	693,102
Tokyo Dome Corporation	36,000	136,325
Tokyotokeiba Company Limited	32,000	90,107
Transat A.T. Incorporated Class A †	1,458	8,483
TUI AG †	12,319	123,357
TUI Travel plc	61,222	294,698
Vail Resorts Incorporated «	70,820	3,912,097
Watami Food Service Company	3,900	72,875
Whitbread plc	16,178	619,216

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	7

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
William Hill plc	55,680	$341,847
WMS Industries Incorporated †	125,200	3,135,008
Wynn Macau Limited †	273,600	721,430
Wynn Resorts Limited	63,237	7,392,405
Yoshinoya D&C Company Limited «	118	134,690
Zensho Company Limited «	11,700	153,366

		148,093,895

Household Durables: 0.78%
Arcelik AS	78,008	494,367
Arnest One Corporation	7,300	120,105
Barratt Developments plc †	86,863	316,393
Bellway plc	9,497	166,982
Berkeley Group Holdings plc †	11,306	326,741
Bovis Homes Group plc	9,917	97,113
Casio Computer Company Limited «	51,600	408,614
Chofu Seisakusho Company Limited	3,500	73,633
Cleanup Corporation	5,200	35,905
Corona Corporation	2,000	23,800
Dorel Industries Incorporated Class B	1,167	41,689
DR Horton Incorporated «	197,531	4,404,941
Ekornes ASA	800	13,936
Electrolux AB Class B	25,871	660,436
Foster Electric Company Limited	4,400	61,426
France Bed Holdings Company Limited	27,000	59,424
Funai Electric Company Limited	2,100	25,669
Garmin Limited «	77,200	2,651,048
GUD Holdings Limited	7,917	59,600
Haier Electronics Group Company †	170,000	306,875
HAJIME Construction Company Limited	2,500	99,256
Harman International Industries Incorporated	134,970	5,729,477
Haseko Corporation †	284,500	251,688
Hitachi Koki Company Limited	9,300	77,157
Husqvarna AB A Shares	1	6
Husqvarna AB B Shares	37,065	229,070
JM AB	8,886	203,691
JVC Kenwood Holdings Incorporated	26,300	70,652
Leggett & Platt Incorporated «	99,919	3,055,523
Lennar Corporation Class A «	116,100	4,480,299
LG Electronics Incorporated	23,146	1,673,707
Matsunichi Communication Holdings Limited †	326,000	192,516
MDC Holdings Incorporated	77,500	2,978,325
Mohawk Industries Incorporated †	46,500	4,929,930
Newell Rubbermaid Incorporated «	206,019	4,808,483
Nexity SA	1,566	53,259
Nobia AB †	5,775	32,146
NVR Incorporated †	3,634	3,667,433
Panahome Corporation	18,000	112,439
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	433,694

8	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Household Durables (continued)
Pioneer Corporation †	54,900	$113,721
Redrow plc †	3,458	9,784
Rinnai Corporation	7,000	502,212
Sangetsu Company Limited	6,500	167,251
SEB SA	3,036	225,928
Sekisui Chemical Company Limited	94,000	911,706
Sekisui House Limited	116,000	1,342,842
Sharp Corporation «	203,000	643,888
Skyworth Digital Technology Company Limited	5,350	3,594
Sony Corporation «	191,094	2,758,483
Steinhoff International Holdings Limited	349,065	1,009,510
Sumitomo Foresting Company Limited	31,600	311,943
Takamatsu Corporation	3,600	53,326
Tatung Company Limited †	394,770	107,527
Taylor Woodrow plc	300,372	369,556
Technicolor †	23,402	81,270
Techtronic Industries Company Limited	263,500	525,260
Tempur-Pedic International Incorporated «†	118,800	4,879,116
TOA Corporation	6,000	42,658
TOKEN Corporation	1,340	73,151
Tomtom NV †	4,700	19,826
Turk Sise Ve Cam Fabrikalari AS	111,000	181,416
Videocon Industries Limited	16,162	58,151
Vodone Limited	587,400	49,988
Welling Holding Limited	102,800	16,701
Whirlpool Corporation	55,800	6,302,610
Woongjin Coway Company Limited †	11,040	508,248

		64,697,114

Internet & Catalog Retail: 0.62%
Amazon.com Incorporated †	82,627	21,835,837
Askul Corporation	2,300	31,166
ASOS plc †	7,672	318,787
Belluna Company Limited	3,000	22,494
CDON Group †	4,115	22,269
CJ O Shopping Company Limited	949	268,620
Dena Company Limited «	19,400	544,180
Home Retail Group plc	62,866	121,312
HSN Incorporated «	72,487	3,878,055
Hyundai Home Shopping Network	1,833	230,220
N Brown Group plc	13,911	83,866
Netflix Incorporated †	44,226	8,318,026
Nissen Company Limited	2,200	7,738
priceline.com Incorporated †	11,296	7,766,904
Rakuten Incorporated	138,100	1,193,420
Senshukai Company Limited	7,500	56,479
Shutterfly Incorporated «†	61,300	2,653,064
Start Today Company Limited «	12,500	133,105
TripAdvisor Incorporated «†	87,817	3,992,161
Wotif.com Holdings Limited «	18,653	93,741

		51,571,444

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	9

Security name	Shares	Value

Leisure Equipment & Products: 0.38%
Altek Corporation	88,623	$52,793
Amer Sports Oyj	13,925	230,520
Aruze Corporation	4,400	75,145
Asia Optical Company Incorporated †	14,239	14,916
Beneteau SA †	1,319	13,776
Brunswick Corporation	207,500	7,561,300
Fields Corporation	2,900	42,582
Giant Manufacturing Company Limited	62,687	346,234
Hasbro Incorporated «	81,821	3,274,476
Heiwa Corporation	9,000	167,979
Mars Engineering Corporation	1,800	36,994
Mattel Incorporated «	245,695	10,012,071
Mizuno Corporation	17,000	74,830
Namco Bandai Holdings Incorporated	41,200	655,182
Nikon Corporation	73,200	1,642,637
Polaris Industries Incorporated «	50,556	4,417,078
Roland Corporation	800	6,879
Sankyo Company Limited	10,300	433,936
Sega Sammy Holdings Incorporated	38,000	701,456
Shimano Incorporated	16,400	1,176,610
Tamron Company Limited	4,000	92,437
Tomy Company Limited	14,100	80,624
Yamaha Corporation	36,000	357,708
Young Optics Incorporated	14,000	35,170

		31,503,333

Media: 2.35%
Aegis Group plc	87,857	317,881
Agora SA	5,097	13,716
Aimia Incorporated	12,821	195,812
Amalgamated Holdings Limited	22,965	192,352
AMC Networks Incorporated A †	114,155	6,552,497
Antena 3 de Television SA	1,425	8,465
APN News & Media Limited	45,589	13,970
Arbitron Incorporated	51,600	2,416,944
Arnoldo Mondadori Editore SpA †	1,753	2,312
Asatsu-DK Incorporated	5,100	129,302
Astral Media Incorporated	4,949	230,689
Avex Group Holdings Incorporated	7,200	197,769
Axel Springer AG	4,131	194,695
BEC World PCL	121,700	275,103
British Sky Broadcasting plc	87,591	1,130,144
Cablevision Systems Corporation New York Group Class A	155,600	2,176,844
Carsales.com Limited	34,330	323,663
CBS Corporation Class B	79,024	3,428,851
Charter Communication Incorporated †	36,239	3,130,687
Cheil Worldwide Incorporated †	21,540	477,418
Cinemark Holdings Incorporated	72,300	2,009,940
Cineplex Incorporated «	8,140	268,610
CJ E&M Corporation †	6,785	234,976

10	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Media (continued)
Cogeco Cable Incorporated	1,258	$52,284
Comcast Corporation Class A	360,000	14,324,400
Corus Entertainment Incorporated Class B «	12,391	305,434
CyberAgent Incorporated «	91	169,551
Cyfrowy Polsat SA †	25,219	130,175
Daiichikosho Company Limited	8,500	219,997
Daily Mail & General Trust plc	23,399	252,032
Dentsu Incorporated	40,100	1,247,690
DIRECTV Group Incorporated †	137,810	6,638,308
Discovery Communications Incorporated Class A «†	191,402	14,035,509
Discovery Communications Incorporated Class C †	3,073	198,209
DISH Network Corporation	31,500	1,096,200
Eniro AB †	5,208	10,388
eSun Holdings Limited †	3,000	603
Eutelsat Communications SA	12,030	433,400
Fairfax Media Limited «	382,378	224,584
Focus Media Holding Limited «	13,664	344,469
Fuji Television Network Incorporated	89	156,031
Gannett Company Incorporated «	162,518	3,261,736
Gestevision Telecinco SA	9,624	67,723
GFK SE	2,287	127,643
Grupo Televisa SA	424,502	2,280,054
Hakuhodo DY Holdings Incorporated	5,620	426,851
Havas SA	33,703	212,217
HIBU plc †	98,003	550
Informa plc	60,450	459,904
Interpublic Group of Companies Incorporated	305,183	3,900,239
Ipsos	1,688	66,190
ITV plc	319,668	602,311
JC Decaux SA	5,375	145,960
John Wiley & Sons Incorporated «	93,349	3,414,706
Jupiter Telecommunications Company Limited	363	481,702
Kabel Deutschland Holding AG	8,320	721,574
Kadokawa Group Holdings Incorporated «	4,200	110,109
Lagardere SCA	10,820	386,206
Lamar Advertising Company Class A †	109,938	5,083,533
Liberty Global Incorporated Class A †	56,348	3,881,814
Liberty Media Corporation †	89,038	9,616,104
Live Nation Incorporated «†	323,855	3,429,624
M3 Incorporated	117	201,459
M6 Metropole Television	5,835	95,719
Madison Square Garden Incorporated Class A †	120,500	6,738,360
McGraw-Hill Companies Incorporated	38,500	1,792,175
Mediaset SpA	43,712	96,902
Meredith Corporation «	82,700	3,475,054
Modern Times Group B Shares	4,115	172,365
Morningstar Incorporated	17,804	1,220,998
Naspers Limited	87,125	5,633,009
New York Times Company Class A †	279,368	2,701,489
News Corporation Class A	273,104	7,865,395

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	11

Security name	Shares	Value

Media (continued)
Nippon Television Network Corporation	10,000	$150,394
Omnicom Group Incorporated	36,700	2,111,351
PagesJaunes SA †«	5,117	13,695
Pearson plc	72,499	1,270,322
PT Bhakti Investama Tbk	5,200,153	274,443
PT Media Nusantara Citra Tbk	1,052,000	321,147
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	33,921
Publicis Groupe	15,969	1,055,342
Quebecor Incorporated	3,441	147,517
REA Group Limited	14,191	386,882
Reed Elsevier NV-Netherlands	63,541	965,607
Reed Elsevier plc-United Kingdom	118,539	1,274,992
Regal Entertainment Group Class A «	180,493	2,828,325
Rightmove plc	11,307	295,551
RTL Group	1,962	177,178
Sanoma Oyj	9,062	92,399
Schibsted ASA	8,244	349,681
Scholastic Corporation «	62,700	1,887,270
Scripps Networks Interactive Incorporated «	69,664	4,392,315
Seat Pagine Gialle SpA †	259	1
SES SA	41,530	1,278,495
Shaw Communications Incorporated Class B «	37,500	897,091
Shochiku Company Limited	26,000	272,651
Singapore Press Holdings Limited	289,000	975,468
Sky Deutschland AG †	48,593	310,986
SKY Network Television Limited	30,911	131,604
Sky Perfect JSAT Holdings Incorporated	468	236,045
Societe Television Francaise 1 SA	10,997	123,730
Star Publications Limited	33,600	28,593
Starz Liberty Capital «	91,551	1,699,187
Sun TV Network Limited	19,075	144,119
Television Broadcasts Limited	55,000	419,117
Ten Network Holdings Limited †	257,639	86,845
Thomson Corporation «	34,752	1,061,853
Time Warner Cable Incorporated	40,824	3,526,785
Time Warner Incorporated	127,979	6,804,643
Toei Company Limited	16,000	95,631
Toho Company Limited Tokyo	28,300	544,078
Tokyo Broadcasting System Incorporated	5,700	72,134
Torstar Corporation	11,855	89,782
TV Asahi Corporation	3,800	70,146
TVN SA	16,466	50,271
United Business Media Limited	19,504	229,015
Valassis Communications Incorporated «	92,100	2,531,829
Viacom Incorporated Class B	62,463	3,651,587
Vodacom Group Proprietary Limited «	65,579	866,806
Walt Disney Company	240,108	13,107,496
Washington Post Company Class B	3,700	1,474,598
West Australian Newspapers Holding Limited	144,989	348,033
Wolters Kluwer NV	33,251	662,449

12	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Media (continued)
WPP plc	112,171	$1,793,582
Yellow Media Limited †	225	1,735
Zee Entertainment Enterprises Limited	102,539	410,872
Zenrin Company Limited	5,000	57,665

		194,514,833

Multiline Retail: 0.62%
Aeon Company Bhd	41,400	172,539
Big Lots Incorporated «†	115,437	3,844,052
Canadian Tire Corporation Limited «	7,500	500,509
David Jones Limited	81,354	231,846
Debenhams plc	147,783	211,527
Dollar General Corporation †	59,500	2,757,230
Dollar Tree Incorporated †	180,984	8,177,762
Dollarama Incorporated	6,458	379,496
Don Quijote Company Limited	10,200	401,661
El Puerto De Liverpool SAB de CV	42,300	478,323
Far Eastern Department Stores Company Limited	176,647	168,836
Foschini Limited	43,808	520,239
Fuji Company Limited	5,100	100,580
Golden Eagle Retail Group Limited	128,000	262,747
H2O Retailing Corporation «	28,000	254,655
Harvey Norman Holdings Limited	97,512	248,013
Hyundai Department Store Company Limited	3,673	512,200
Intime Department Store Group Company Limited	238,500	292,451
Isetan Mitsukoshi Holdings Limited	75,900	840,149
Izumi Company Limited	13,100	286,903
J.Front Retailing Company Limited	94,800	560,475
JCPenney Company Incorporated «	113,800	1,999,466
Kintetsu Corporation †«	27,000	82,727
Kohl’s Corporation «	28,900	1,332,290
Kohnan Shoji Company Limited	4,900	59,737
Lifestyle International Holdings Limited	119,500	287,517
Lotte Shopping Company Limited	2,916	1,047,560
Macy’s Incorporated	53,412	2,195,233
Marks & Spencer Group plc	149,257	840,736
Marui Company Limited	48,100	410,477
Matsuya Company Limited †	9,600	87,000
Metro Holdings Limited	163,200	117,287
Myer Holdings Limited	106,299	302,936
New World Department Store China Limited	150,000	93,223
Next plc	14,619	931,244
NU Skin Enterprises Incorporated Class A «	105,100	4,330,120
Pantaloon Retail India Limited †	16,821	54,478
Parco Company Limited	6,400	61,245
Parkson Holdings Bhd	118,700	177,061
Parkson Retail Group Limited	251,000	163,113
PCD Stores Limited	556,000	83,877
Pinault-Printempts-Redoute SA	6,883	1,542,913
Robinson Department Store PCL	106,500	263,118

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	13

Security name	Shares	Value

Multiline Retail (continued)
Ryohin Keikaku Company Limited	4,800	$314,338
SACI Falabella	194,812	2,279,671
Saks Incorporated «†	232,692	2,652,689
Sears Canada Incorporated	655	6,009
Sears Holdings Corporation «	29,801	1,341,045
Shinsegae Company Limited	1,463	306,023
Stockmann Oyj ABP	1,375	24,647
Takashimaya Company Limited	60,000	469,954
Target Corporation	88,000	5,540,480
The Daiei Incorporated †	2,400	5,981
Warehouse Group Limited	10,254	28,567
Woolworths Holdings Limited	127,789	916,343

		51,551,298

Specialty Retail: 1.91%
ABC-Mart Incorporated	4,200	146,585
Advance Auto Parts Incorporated	58,796	4,488,487
Aeropostale Incorporated †	184,000	2,395,680
Alpen Company Limited	2,900	53,344
American Eagle Outfitters Incorporated «	130,202	2,692,577
AOKI Holdings Incorporated	3,300	78,219
Aoyama Trading Company Limited	10,700	228,799
AT Group Company Limited	5,000	75,305
Autobacs Seven Company Limited	5,500	235,570
AutoZone Incorporated †	8,400	3,193,260
Bed Bath & Beyond Incorporated †	52,300	2,968,025
Belle International Holdings Limited	963,000	1,773,124
Best Buy Company Incorporated «	188,900	3,099,849
Best Denki Company Limited †	8,000	14,155
BIC Camera Incorporated «	221	104,432
Carpetright plc †	2,534	25,564
Carphone Warehouse Group plc	20,849	66,421
Chico’s FAS Incorporated «	385,695	6,549,101
Children’s Place Retail Stores Incorporated †	47,298	2,150,167
Chiyoda Company Limited	8,400	184,421
Chow Sang Sang Holdings International Limited	81,000	219,848
Chow Tai Fook Jewellery Company Limited	230,800	337,469
Cocokara Fine Incorporated	7,400	234,558
DCM Japan Holdings Company Limited	27,000	189,632
Dick’s Sporting Goods Incorporated	78,607	3,930,350
Dickson Concepts International Limited	36,000	20,145
DSG International plc †	298,153	123,210
DSW Incorporated Class A	64,100	4,338,929
Dufry Group REG †	2,183	297,417
Edion Corporation «	14,400	62,609
Esprit Holdings Limited	355,658	464,085
Express Incorporated †	199,100	3,683,350
Fast Retailing Company Limited	11,700	3,209,958
Fielmann AG	776	73,572
Foot Locker Incorporated	106,635	3,645,851

14	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Specialty Retail (continued)
Fourlis Holdings SA †	1,820	$5,489
Gamestop Corporation Class A «	88,200	2,210,292
Gap Incorporated «	41,200	1,356,304
Genesco Incorporated «†	47,700	2,799,036
GEO Company Limited	102	106,413
Giordano International Limited	338,000	339,935
GOME Electrical Appliances Holding Limited †	2,195,000	243,398
Grupo Elektra SA de CV	7,469	310,122
Guess? Incorporated «	45,800	1,268,202
Gulliver International Company Limited	560	23,260
Halfords Group	10,381	49,624
Hennes & Mauritz AB-B Shares	83,785	3,006,850
Hikari Tsushin Incorporated	5,300	255,308
HMV Group plc †(a)	6,422	0
Home Depot Incorporated	202,530	13,873,305
Hotai Motor Company Limited	79,000	608,337
Industria de Diseno Textil SA	19,929	2,670,778
IT City Public Company Limited	172,900	29,059
JB Hi-Fi Limited «	17,769	235,044
Joshin Denki Company Limited	10,000	99,579
Jumbo SA	8,759	83,478
K’s Holdings Corporation «	9,400	242,378
Keiyo Company Limited «	9,500	48,581
Kesa Electricals plc	21,336	15,213
Kingfisher plc	235,574	989,936
Komeri Company Limited	6,500	180,926
Lowe’s Companies Incorporated	152,000	5,798,800
Luk Fook Holdings International Limited	65,000	215,812
Megane Top Company limited	5,700	64,939
Mr. Price Group Limited	44,003	565,316
Nafco Company Limited	1,400	25,828
Nishimatsuya Chain Company Limited	8,400	67,697
Nitori Company Limited	8,350	622,489
O’Reilly Automotive Incorporated †	91,306	9,289,472
OSIM International Limited	17,515	25,811
Paris Miki Incorporated	3,500	18,200
PetSmart Incorporated «	84,700	5,514,817
Point Incorporated	3,600	132,830
Pou Sheng International Holdings Limited †	282,000	18,180
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	5,994
Premier Investments Limited	16,893	136,490
Reitman’s Canada Limited Class A	2,386	25,751
Rent-A-Center Incorporated «	134,982	4,897,147
Right On Company Limited	1,000	7,218
RONA Incorporated	10,259	111,419
Ross Stores Incorporated	50,798	2,944,252
Sa Sa International Holdings Limited	182,000	193,602
Sanrio Company Limited «	11,000	434,944
Shimachu Company Limited	9,900	210,945
Shimanura Company Limited	4,400	449,541

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	15

Security name	Shares	Value

Specialty Retail (continued)
Signet Jewelers Limited-United Kingdom Exchange	1,261	$77,228
Staples Incorporated «	482,600	6,360,668
Super Cheap Auto Group Limited	24,760	288,825
The Cato Corporation Class A «	64,437	1,653,453
The Men’s Wearhouse Incorporated	111,042	3,122,501
Tiffany & Company	94,900	6,373,484
TJX Companies Incorporated	166,400	7,483,008
Tractor Supply Company	55,575	5,779,244
Truworths International Limited	98,967	1,021,574
Ulta Salon Cosmetics & Fragrance Incorporated	47,500	4,206,600
United Arrows Limited	4,100	103,462
Urban Outfitters Incorporated †	86,313	3,497,403
USS Company Limited	5,220	573,868
Valora Holding AG	366	78,058
Vitamin Shoppe Incorporated «†	59,700	3,137,235
WH Smith plc	7,923	81,072
Xebio Company Limited	4,100	80,284
Yamada Denki Company Limited	18,300	665,347

		158,765,723

Textiles, Apparel & Luxury Goods: 1.09%
Adidas-Salomon AG	19,806	1,804,868
ANTA Sports Products Limited	127,000	120,194
ASICS Corporation	43,800	688,022
Atsugi Company Limited	31,000	38,127
Billabong International Limited	56,684	49,504
Bosideng International Holdings Limited	500,000	154,727
Burberry Group plc	41,524	866,797
Carter’s Incorporated «†	101,000	5,697,410
China Dongxiang Group Company	272,000	36,474
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	803,320
Coach Incorporated	64,786	3,131,107
Compagnie Financiere Richemont SA	46,407	3,730,681
Daidoh Limited	1,200	8,674
Daiwabo Company Limited	29,000	56,630
Deckers Outdoor Corporation «†	69,298	2,795,481
Descente Limited	9,000	56,317
Far Eastern Textile Company Limited	734,790	822,795
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	203,885
Fossil Incorporated †	42,549	4,372,761
Geox SpA	950	3,140
Gildan Activewear Incorporated	10,931	401,943
Gunze Limited	36,000	91,272
Hermes International «	1,479	492,768
Hugo Boss AG	2,130	246,965
Iconix Brand Group Incorporated «†	156,500	3,696,530
Indorama Ventures PCL	398,233	318,586
Jaybharat Textiles & Real Estate Limited †	15,488	28,326

16	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Jones Group Incorporated «	174,500	$2,013,730
Kurabo Industries Limited	43,000	73,298
Li Ning Company Limited †«	79,500	49,101
LPP SA	207	306,343
Luxottica Group SpA	12,870	597,494
LVMH Moet Hennessy Louis Vuitton SA	25,015	4,307,633
Michael Kors Holdings Limited †	92,921	5,508,357
Ng2 SA	3,479	77,416
Nike Incorporated Class B	166,500	9,067,590
Nisshinbo Industries Incorporated	31,000	221,739
Onward Kashiyama Company Limited	27,000	206,236
Pandora AS	4,743	126,803
Peak Sport Products Limited	198,000	37,529
Ports Design Limited	33,000	29,317
Pou Chen Corporation	537,600	549,955
Prada SpA	47,800	472,724
Prime Success International Group Limited	130,000	156,390
Puma AG Rudolf Dassler Sport	229	69,780
PVH Corporation	70,365	8,573,975
Ralph Lauren Corporation	48,813	8,467,591
Ruentex Industries Limited	93,549	227,720
Sanyo Shokai Limited	23,000	66,501
Seiko Holdings Corporation Class C †	23,000	68,238
Seiren Company Limited	20,900	129,202
Shenzhou International Group Holdings Limited	77,000	218,423
Stella International	100,000	289,468
Steven Madden Limited †	80,500	3,549,245
Swatch Group AG The Bearer Shares	2,739	1,557,545
Swatch Group AG The Regular Shares	4,901	498,048
Tainan Spinning Company Limited	342,495	169,528
Texwinca Holdings Limited	100,000	100,572
The Japan Wool Textile Company Limited	13,000	92,006
Titan Industries Limited	44,383	212,839
Tod’s SpA	810	117,276
Toyobo Company Limited	171,000	308,091
Trinity Limited	202,000	114,601
TSI Holdings Company Limited	20,900	106,653
Under Armour Incorporated Class A «†	61,796	3,045,307
Unitika Limited †	168,000	92,437
VF Corporation	20,029	3,229,877
Wacoal Corporation	26,000	271,529
Wolverine World Wide Incorporated «	97,740	4,124,628
Xtep International Holdings Limited	154,500	62,951
Yue Yuen Industrial Holdings Limited	151,500	511,798

		90,794,788

Consumer Staples: 7.34%

Beverages: 1.68%
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	628,512
Anheuser-Busch InBev NV	71,243	6,674,488

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	17

Security name	Shares	Value

Beverages (continued)
Anheuser-Busch InBev NV VVPR Strip †(a)	6,960	$0
Arca Continental SAB de CV	165,900	1,250,305
Asahi Breweries Limited	92,000	2,322,581
Beam Incorporated	126,711	7,733,172
Britvic plc	18,843	121,118
Brown-Forman Corporation Class A	19,584	1,314,086
Brown-Forman Corporation Class B	108,621	7,127,710
C&C Group plc	39,321	251,287
Carlsberg AS	9,143	939,648
Carlsberg Brewery Malaysia Bhd	27,300	113,952
Coca-Cola Amatil Limited	100,471	1,487,053
Coca-Cola Central Japan Company Limited	4,200	58,000
Coca-Cola Company	522,566	20,233,756
Coca-Cola Enterprises Incorporated	193,200	6,912,696
Coca-Cola Femsa SA	68,500	1,158,075
Coca-Cola Hellenic Bottling Company SA	17,518	477,996
Coca-Cola Icecek Uretim AS	15,881	375,208
Coca-Cola West Japan Company Limited	14,900	255,112
Companhia de Bebidas Das Americas	33,395	1,472,694
Companhia Cervecerias Unidas SA	22,491	364,159
Constellation Brands Incorporated Class A †	107,183	4,741,776
Cott Corporation	4,300	41,113
Crimson Wine Group Limited †	14,010	112,781
Davide Campari-Milano SpA	22,742	180,965
Diageo plc	222,578	6,685,707
Dr Pepper Snapple Group Incorporated	149,040	6,501,125
Fomento Economico Mexicano Sab de CV	397,500	4,441,320
Fraser & Neave Holdings	12,000	70,280
Grupo Modelo SA de CV	133,100	1,196,013
Guinness Anchor Bhd	25,100	135,794
Heineken Holding NV	9,870	618,517
Heineken NV	19,537	1,458,718
Hite Jinro Company Limited	6,516	205,200
ITO EN Limited	11,400	230,853
Kirin Brewery Company Limited	184,000	2,669,975
Lotte Chilsung Beverage Company Limited	132	176,028
Mikuni Coca-Cola Bottling Company Limited	5,200	55,596
Molson Coors Brewing Company «	110,272	4,875,125
Monster Beverage Corporation †	118,730	5,987,554
PepsiCo Incorporated «	352,863	26,736,430
Pernod-Ricard SA	18,977	2,462,428
Remy Cointreau SA	1,980	250,227
SABMiller plc	87,461	4,348,013
San Miguel Corporation	192,260	585,859
Sapporo Holdings Limited	76,000	264,840
Takara Holdings Incorporated	39,000	340,813
Thai Beverage Public Company Limited	2,044,000	924,289
Treasury Wine Estates Limited	132,371	716,615
Tsingtao Brewery Company Limited	60,000	375,600
United Spirits Limited	16,075	543,693
Yomeishu Seizo Company Limited	4,000	34,394

		139,239,249

18	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Food & Staples Retailing: 1.60%
Aeon Company Limited	143,400	$1,612,070
Ain Pharmaciez Incorporated	4,400	229,755
Alimentation Couche Tard Incorporated	11,643	603,122
Alliance Global Group Incorporated	970,700	477,472
ARCS Company Limited	9,300	177,291
Axfood AB	1,584	66,374
Big C Supercenter PCL	65,400	477,035
Big C Supercenter PCL ADR	109,000	795,059
Bim Birlesik Magazalar AS	20,908	990,859
Booker Group plc	194,495	344,333
C.P. Seven Eleven PCL	830,800	1,319,506
Carrefour SA	56,255	1,533,504
Casey’s General Stores Incorporated «	76,410	4,324,042
Cawachi Limited	2,100	43,092
Cencosud SA	198,169	1,235,938
China Resources Enterprise Limited	248,000	805,818
Colruyt SA	6,243	307,642
Cosmos Pharmaceutical Corporation	1,800	204,488
Costco Wholesale Corporation	98,627	9,989,929
CVS Caremark Corporation	168,900	8,634,168
Dairy Farm International Holdings Limited	52,200	694,782
Delhaize Group SA	10,066	486,504
Distribuidora Internacional SA	61,010	476,555
E-MART Company Limited	4,485	915,370
Empire Company Limited	2,672	171,656
Eurocash SA	9,166	152,901
FamilyMart Company Limited	12,400	522,408
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	397,600
GrainCorp Limited	43,413	544,547
Harris Teeter Supermarkets Incorporated «	98,321	4,227,803
Heiwado Company Limited	8,100	115,090
Inageya Company Limited	5,500	60,524
Izumiya Company Limited	15,000	79,458
J Sainsbury plc	119,290	625,790
Jeronimo Martins SA	17,162	342,025
Kasumi Company Limited	10,000	62,682
Kato Sangyo Company Limited	5,600	104,943
Kesko Oyj	7,559	236,157
Kesko Oyj A Shares	1,500	49,546
Koninklijke Ahold NV	100,511	1,443,443
Koninklijke DSM NV	17,718	1,037,227
Kroger Company	68,700	2,006,727
Lawson Incorporated	13,100	973,773
Life Corporation	4,000	54,850
Loblaw Companies Limited «	10,500	422,240
Lotte Confectionery Company Limited †	228	385,115
Magnit OJSC GDR	55,231	2,342,899
Massmart Holdings Limited	23,414	484,415
Matsumotokiyoshi Holdings Company Limited «	6,900	187,444

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	19

Security name	Shares	Value

Food & Staples Retailing (continued)
Metcash Limited	157,905	$658,072
Metro AG	12,722	393,638
Metro Incorporated	9,679	606,222
Ministop Company Limited	2,800	44,950
OKUWA Company Limited	6,000	69,198
Olam International Limited	271,718	365,319
Pick’n Pay Stores Limited «	59,313	294,578
President Chain Store Corporation	114,032	632,946
Rallye SA	354	12,915
Rite Aid Corporation †	1,638,280	2,686,779
Ryoshoku Limited	4,200	122,343
Safeway Incorporated «	169,516	4,044,652
Seven & I Holdings Company Limited «	151,780	4,431,079
Shoppers Drug Mart Corporation	20,100	838,304
Shoprite Holdings Limited	81,698	1,557,939
Siam Makro plc	12,000	195,227
Sligro Food Group NV	1,429	46,361
SPAR Group Limited	29,921	362,462
Sugi Pharmacy Company Limited	8,400	276,405
Sun Art Retail Group Limited	470,000	654,495
Sundrug Company Limited	6,600	255,270
Super-Sol Limited	1,882	6,070
Sysco Corporation «	78,648	2,529,320
Tesco plc	751,937	4,216,124
The Fresh Market Incorporated «†	33,614	1,567,085
The Jean Coutu Group PJC Incorporated	9,211	141,570
The Maruetsu Incorporated	2,000	6,754
Tsuruha Holdings Incorporated	3,300	285,888
United Natural Foods Incorporated †	98,079	4,964,759
UNY Company Limited	43,900	313,064
Valor Company Limited	9,100	156,690
Wal-Mart de Mexico SAB de CV	1,150,710	3,605,956
Wal-Mart Stores Incorporated «	226,643	16,041,792
Walgreen Company «	116,100	4,753,134
Welcia Holdings Company	1,800	82,339
Wesfarmers Limited	212,747	8,916,251
Whole Foods Market Incorporated	39,321	3,366,664
William Morrison Supermarkets plc	218,799	861,688
Woolworths Limited	229,915	8,203,198
Yaoko Company Limited	2,300	88,586

		132,432,057

Food Products: 1.99%
Ajinomoto Company Incorporated	130,000	1,723,703
Alicorp SA	148,947	519,381
Archer Daniels Midland Company «	88,100	2,806,866
Ariake Japan Company Limited	5,600	111,408
Aryzta AG	9,603	551,714
Asia Food & Properties Limited	85,000	24,023

20	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Food Products (continued)
Asiatic Development Bhd	46,000	$126,070
Associated British Foods plc	31,650	889,231
Australian Agricultural Company Limited †	33,938	46,626
Barry Callebaut AG	233	227,457
BRF Brasil Foods SA	144,500	3,135,432
Bunge Limited «	104,645	7,755,241
CALBEE Incorporated	3,400	289,783
Campbell Soup Company «	128,400	5,284,944
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food	445,500	486,681
China Agri-Industries Holdings Limited	401,700	228,415
China Fishery Group Limited	18,461	8,423
China Green Holdings Limited †	48,000	9,593
China Huiyuan Juice Group †	21,500	8,622
China Mengniu Dairy Company	303,000	845,834
CJ Cheiljedang Corporation	1,850	660,333
ConAgra Foods Incorporated	291,914	9,957,187
CSM NV	8,620	192,609
D.E Master Blenders 1753 NV †	55,441	668,149
Dairy Crest Group plc	6,886	44,397
Danone SA	55,182	3,831,958
Dydo Drinco Incorporated	1,900	81,891
East Asiatic Company Limited AS	250	4,180
Ebro Puleva SA	6,042	115,877
Ezaki Glico Company Limited	29,000	284,087
Felda Global Ventures Holdings Bhd	469,000	681,382
Flowers Foods Incorporated	265,800	7,490,244
Fresh del Monte Produce Incorporated «	87,950	2,294,616
Fuji Oil Company Limited	13,300	193,710
Fujicco Company Limited	4,000	46,434
Fujiya Company limited	22,000	46,283
Futuris Corporation Limited †	36,531	5,411
General Mills Incorporated «	86,300	3,991,375
Golden Agri-Resources Limited	1,248,045	655,062
Goodman Fielder Limited †	268,842	203,211
Green Mountain Coffee Roasters Incorporated «†	98,692	4,713,530
Greggs plc	7,664	58,191
Grupo Bimbo Sab de CV	501,200	1,367,207
H.J. Heinz Company	42,900	3,107,247
Hain Celestial Group Incorporated «†	89,233	4,885,507
Hokuto Corporation	5,200	98,457
Hormel Foods Corporation «	94,800	3,546,468
House Foods Corporation	16,400	263,278
Indofood Agri Resources Limited	39,000	39,050
Indofood CBP Sukses Makmur Tbk	384,000	337,766
Ingredion Incorporated	54,157	3,585,193
IOI Corporation Bhd	619,546	982,293
Itoham Foods Incorporated	35,000	172,942
J-Oil Mills Incorporated	19,000	61,700
JBS SA †	181,023	627,371

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	21

Security name	Shares	Value

Food Products (continued)
Kagome Company Limited	16,000	$295,695
KAMEDA SEIKA Company Limited	2,900	70,114
Kellogg Company	34,300	2,075,150
Kerry Group plc Class A Dublin Exchange	15,076	845,559
Khon Kaen Sugar Industry PCL	23,320	12,150
Kikkoman Corporation	40,000	621,858
Kraft Foods Group Incorporated	79,229	3,840,230
Kuala Lumpur Kepong Bhd	87,100	584,518
Kulim (Malaysia) Bhd	101,600	117,692
Lancaster Colony Corporation «	38,069	2,785,509
Lindt & Spruengli AG	10	426,704
Lindt & Spruengli AG - Participation Certificate	96	346,596
Maple Leaf Foods Incorporated	14,491	184,923
Marine Harvest ASA †	252,949	266,357
Marudai Food Company Limited	35,000	115,924
Maruha Nichiro Holdings Incorporated	87,000	159,564
Mead Johnson Nutrition Company	46,420	3,477,322
Megmilk Snow Brand Company Limited	9,100	141,767
Meiji Holdings Company Limited	14,200	611,263
Meito Sangyo Company Limited	3,200	33,868
Mitsui Sugar Company Limited	17,000	55,939
Mondelez International Incorporated Class A	240,235	6,642,498
Morinaga & Company Limited	51,000	109,494
Morinaga Milk Industry Company Limited	43,000	134,998
Nakamuraya Company Limited	11,000	50,081
Nestle India Limited	4,820	421,871
Nestle Malaysia Bhd	10,000	193,755
Nestle SA	286,403	20,014,293
Nestle SA ADR	15	1,050
Nichirei Corporation	52,000	292,847
Nippon Beet Sugar Manufacturing Company Limited	24,000	46,607
Nippon Flour Mills Company Limited	38,000	167,267
Nippon Meat Packers Incorporated	39,000	609,257
Nippon Suisan Kaisha Limited	41,400	85,757
Nisshin Seifun Group Incorporated	42,000	550,998
Nissin Food Products Company Limited	17,300	687,782
Nong Shim Company Limited	901	239,640
Nutreco Holding NV	2,609	242,656
Orion Corporation †	866	855,743
Osem Investment Limited	3,453	59,060
Peoples Food Holdings Limited	21,000	22,553
PP London Sumatra Indonesia Tbk	664,500	142,685
PPB Group Bhd	119,200	477,494
Premier Foods plc †	9,696	13,496
PT Astra Agro Lestari Tbk	45,000	85,916
PT Charoen Pokphand Indonesia Tbk	1,503,500	684,576
PT Indofood Sukses Makmur Tbk	859,924	649,604
QP Corporation	24,000	326,249
Ridley Corporation Limited	11,389	12,680
Riken Vitamin Company Limited	2,000	46,995

22	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Food Products (continued)
Sakata Seed Corporation	5,700	$75,393
Saputo Incorporated «	12,604	623,814
Showa Sangyo Company Limited	27,000	90,884
Shree Renuka Sugars Limited †	50,603	22,090
Smithfield Foods Incorporated †	88,276	1,963,258
Standard Foods Corporation	57,040	166,974
Strauss Group Limited	1,291	17,593
Suedzucker AG	5,793	253,740
Synear Food Holdings Limited †	16,000	2,403
Tata Tea Limited	45,086	103,755
Tate & Lyle plc	44,144	544,120
Thai Union Frozen Products PCL	37,044	83,427
The Nisshin Oillio Group Limited	21,000	76,351
Tiger Brands Limited	40,959	1,379,022
Tingyi (Cayman Islands) Holding Corporation	408,000	1,070,555
Toyo Suisan Kaisha Limited	20,000	585,824
TreeHouse Foods Incorporated «†	72,123	4,211,262
Tyson Foods Incorporated Class A «	205,509	4,658,889
Uni-President China Holdings Limited	200,000	246,274
Uni-President Enterprises Corporation	860,853	1,621,152
Unilever NV «	152,290	5,907,006
Unilever plc ADR	107,148	4,271,785
United Plantations Bhd	17,000	146,869
Universal Robina Corporation	238,100	555,137
Viscofan SA	4,011	210,195
Vitasoy International Holdings Limited	188,000	218,650
Want Want China Holdings Limited	1,453,000	2,038,352
Wei Chuan Food Corporation	140,000	209,666
Wilmar International Limited	474,930	1,361,435
Yakult Honsha Company Limited	24,300	903,156
Yamazaki Baking Company Limited	34,000	429,539

		165,359,217

Household Products: 0.88%
ALS Limited «	61,783	738,998
Clorox Company «	103,900	8,728,639
Henkel AG & Company KGaA	11,153	825,160
Hindustan Unilever Limited	219,027	1,783,658
Kimberly-Clark Corporation «	52,916	4,988,920
Kimberly-Clark de Mexico SAB de CV	170,300	538,869
LG Household & Health Care Limited Class H	2,208	1,266,288
Lion Corporation	52,000	269,285
Pigeon Corporation	3,500	197,109
Procter & Gamble Company	623,682	47,512,095
PT Unilever Indonesia Tbk	256,000	605,329
PZ Cussons plc	28,166	173,053
Reckitt Benckiser Group plc	60,131	4,040,211
Uni-Charm Corporation	28,200	1,633,768

		73,301,382

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	23

Security name	Shares	Value

Personal Products: 0.47%
Aderans Company Limited †	2,700	$38,946
Amorepacific Corporation	663	626,982
Amorepacific Group	757	295,019
Atrium Innovations Incorporated †	734	8,513
Avon Products Incorporated	309,500	6,050,725
BaWang International Group Holding Limited †	82,000	7,295
Beiersdorf AG	10,132	883,487
Colgate-Palmolive Company «	101,358	11,598,396
Colgate-Palmolive Company India Limited	6,799	158,987
Dabur India Limited	131,061	304,496
Dr. Ci Labo Company Limited	44	126,365
Emami Limited	6,659	72,691
Estee Lauder Companies Incorporated Class A	54,720	3,507,552
FANCL Corporation	7,300	81,120
Godrej Consumer Products Limited	22,447	299,108
Hengan International Group Company Limited	163,500	1,659,117
Herbalife Limited «	86,516	3,485,730
Kao Corporation	100,100	3,200,954
Kobayashi Pharmaceutical Company Limited	5,600	265,530
Kose Corporation	4,900	107,420
L’Oreal SA	22,566	3,374,761
Mandom Corporation	3,200	99,808
Marico Limited	70,088	274,916
Milbon Company Limited	1,700	59,057
Natura Cosmeticos SA	42,500	1,097,176
Noevir Holding Company	3,000	46,575
Oriflame Cosmetics SA	2,947	101,933
Pola Orbis Holdings Incorporated	6,900	211,712
Shiseido Company Limited	76,900	1,019,636

		39,064,007

Tobacco: 0.72%
Altria Group Incorporated «	274,380	9,205,449
British American Tobacco Malaysia Bhd	24,900	491,474
British American Tobacco plc	172,716	8,999,037
Eastern Company	2,662	41,026
Imperial Tobacco Group plc	88,132	3,195,446
ITC Limited	391,525	2,121,525
Japan Tobacco Incorporated	166,700	5,260,519
KT&G Corporation	26,956	1,921,828
Philip Morris International Incorporated	226,350	20,767,613
PT Gudang Garam Tbk	106,500	532,307
Reynolds American Incorporated «	44,762	1,955,204
Souza Cruz SA	82,400	1,315,053
Swedish Match AB	21,840	715,235
Universal Corporation «	53,800	3,001,502

		59,523,218

24	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Energy: 7.03%

Energy Equipment & Services: 1.35%
Aban Offshore Limited	2,949	$15,229
Acergy SA	23,407	553,300
AKER ASA Class A	3,638	139,102
AMEC plc	31,672	501,621
Atwood Oceanics Incorporated «†	113,400	5,800,410
Boart Longyear Group	89,116	157,933
Bourbon SA	4,026	109,591
Bumi Armada Bhd	170,300	208,845
BW Offshore Limited	23,262	25,407
Calfrac Well Services Limited	1,959	46,351
Cameron International Corporation †	56,238	3,583,485
Carbo Ceramics Incorporated «	39,100	3,550,280
China Oilfield Services Limited Class H	328,000	696,127
Compagnie Generale de Geophysique Veritas †	16,437	408,156
Compagnie Generale de Geophysique Veritas ADR «	689	17,087
Core Laboratories NV «	36,784	5,044,926
Dresser-Rand Group Incorporated †	59,641	3,677,464
Dril-Quip Incorporated «†	72,410	5,954,274
Enerflex Limited	4,043	49,359
Ensco plc Class A	32,107	1,930,915
Ensign Energy Services Incorporated	8,678	144,234
Exterran Holdings Incorporated †	129,400	3,264,762
Ezra Holdings Limited	125,000	114,058
FMC Technologies Incorporated «†	189,304	9,826,771
Fred Olsen Energy ASA	4,001	174,238
Fugro NV	6,793	323,659
GCL-Poly Energy Holdings Limited	1,559,000	416,103
Halliburton Company	1	42
Helix Energy Solutions Group Incorporated †	224,795	5,262,451
Indiabulls Infrastructure and Power Limited †	128,891	11,964
John Wood Group plc	30,475	355,063
Key Energy Services Incorporated †	346,773	2,975,312
KNM Group Bhd †	133,912	20,582
Lufkin Industries Incorporated «	67,000	4,340,260
McDermott International Incorporated †	166,800	2,121,696
Modec Incorporated	3,100	80,836
Mullen Group Limited	6,400	135,975
Oceaneering International Incorporated	85,068	5,409,474
Pason Systems Incorporated	10,745	169,107
Patterson-UTI Energy Incorporated «	105,679	2,466,548
Petrofac Limited	25,283	557,690
Petroleum Geo-Services ASA	19,980	314,977
PNOC Energy Development Corporation	1,562,250	291,241
Precision Drilling Corporation	20,412	170,224
Prosafe ASA	26,130	262,634
Saipem SpA	23,203	620,394
Sapurakencana Petroleum Bhd	458,022	429,789
Savanna Energy Services Corporation	11,539	80,563

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	25

Security name	Shares	Value

Energy Equipment & Services (continued)
SBM Offshore NV †	17,972	$251,996
Schlumberger Limited	302,805	23,573,369
Schoeller-Bleckmann Oilfield Equipment AG	1,839	184,366
Seadrill Limited	33,756	1,228,357
ShawCor Limited Class A	4,528	174,709
Shinko Plantech Company Limited	7,600	62,971
Technip SA	9,568	1,036,295
Tecnicas Reunidas SA	2,168	109,226
Tenaris SA	40,342	830,055
TGS Nopec Geophysical Company ASA	10,707	405,100
Tidewater Incorporated «	35,240	1,667,909
TMK GDR Register Shares	4,505	67,170
Toyo Kanetsu K. K.	23,000	68,486
Trican Well Service Limited	16,245	209,354
Trinidad Drilling Limited	7,400	50,517
Unit Corporation «†	31,100	1,414,428
Weatherford International Limited †	604,939	7,186,675
WorleyParsons Limited	36,573	995,204

		112,326,696

Oil, Gas & Consumable Fuels: 5.68%
0915988 B.C. Limited †(a)	363	0
Advantage Oil & Gas Limited †	8,522	26,444
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	217,502
Alliance Oil Company Limited †	11,923	102,409
Alpha Natural Resources Incorporated «†	439,632	3,508,263
Altagas Limited	11,048	373,355
Anadarko Petroleum Corporation	114,000	9,072,120
AOC Holdings Incorporated	9,300	35,117
Aquila Resources Limited †	23,944	64,568
ARC Resources Limited «	27,440	691,821
Athabasca Oil Corporation †	28,194	277,224
Aurora Oil and Gas Limited †	85,102	337,279
Australian Worldwide Exploration Limited †	77,909	103,454
Bankers Petroleum Limited †	23,555	70,123
Banpu PCL	14,200	186,629
Bayan Resources Group	170,500	142,914
Baytex Energy Corporation	11,349	473,989
Beach Petroleum Limited	236,060	341,190
Berry Petroleum Company Class A «	89,500	4,096,415
Bharat Petroleum Corporation Limited	36,149	247,139
Bill Barrett Corporation «†	94,600	1,707,530
Birchcliff Energy Limited †	4,522	34,378
Blackpearl Resources Incorporated †	33,021	80,371
Bonavista Energy Corporation	11,545	146,880
BP plc	1,690,643	11,431,270
Brightoil Petroleum Holdings Limited †	514,000	94,110
Cabot Oil & Gas Corporation	167,062	10,352,832

26	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cairn Energy plc	48,348	$199,282
Calpine Corporation †	308,300	5,672,720
Caltex Australia Limited	22,940	467,470
Cameco Corporation	37,200	793,600
Canadian Natural Resources Limited	103,154	3,152,886
Canadian Oil Sands Limited	45,830	938,154
Celtic Exploration Limited †	11,766	308,740
Cenovus Energy Incorporated	67,171	2,174,875
Chesapeake Energy Corporation «	70,132	1,413,861
Chevron Corporation	265,123	31,059,159
China Coal Energy Company	863,962	856,654
China Petroleum & Chemical Corporation	3,548,000	4,034,937
China Shenhua Energy Company Limited	713,000	2,702,847
CNOOC Limited	3,398,000	6,677,178
CNPC (Hong Kong) Limited	706,000	1,463,778
Coal India Limited	146,299	833,075
Cobalt International Energy Incorporated «†	141,100	3,480,937
Concho Resources Incorporated †	83,328	7,496,187
Connacher Oil & Gas Limited †	22,597	3,287
ConocoPhillips Company	164,467	9,530,863
Continental Resources Incorporated †	13,119	1,154,472
Corridor Resources Incorporated †	1,363	952
Cosan SA Industria Comercio Npv	23,400	551,604
Cosmo Oil Company Limited	129,000	303,398
Crescent Point Energy Corporation «	32,203	1,225,666
Crew Energy Incorporated †	7,839	49,029
Dart Energy Limited †	34,277	4,552
Denison Mines Corporation	51,265	65,619
Devon Energy Corporation	50,400	2,734,704
DNO ASA †	102,500	184,442
Dragon Oil plc	21,264	200,214
Ecopetrol SA Sponsored ADR «	41,000	2,359,550
Enbridge Incorporated «	74,500	3,321,707
Encana Corporation «	65,434	1,177,019
Energy Resources of Australia Limited †	13,099	17,528
Enerplus Corporation «	20,247	275,065
ENI SpA	235,102	5,359,125
ENI SpA ADR	4,276	194,644
EnQuest plc - Sweden Exchange †	15,154	30,812
EnQuest plc - United Kingdom Exchange †	56,296	113,587
EOG Resources Incorporated	61,748	7,762,341
ERG SpA	2,269	20,366
Essar Energy plc †	28,005	57,185
Essar Oil Limited †	68,274	105,162
Esso Thailand PCL	26,300	9,017
Establissements Maurel et Prom	5,783	105,624
EXCO Resources Incorporated «	333,100	2,211,784
Exxon Mobil Corporation	617,631	55,308,856
Forest Oil Corporation «†	282,998	1,641,388
Formosa Petrochemical Corporation	337,590	945,726

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	27

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Fortum Oyj	40,768	$777,612
Frontline Limited †	6,300	12,840
Galp Energia SGPS SA	20,077	309,820
Gazprom ADR	1,264,951	11,258,064
Golar LNG Limited	2,733	102,832
Goodrich Petroleum Corporation «†	3,776	48,673
Gran Tierra Energy Incorporated †	23,505	141,543
Grupa Lotos SA †	10,126	133,124
GS Holdings Corporation	10,834	698,371
Gulf Keystone Petroleum Limited †«	88,919	254,614
Hellenic Petroleum SA	2,590	28,674
Heritage Oil plc †	26,070	75,816
Hess Corporation	39,700	2,640,050
Hindustan Petroleum Corporation Limited	16,929	90,160
HollyFrontier Corporation	145,084	8,153,721
Hunting plc	13,249	174,664
Husky Energy Incorporated «	26,600	817,926
Idemitsu Kosan Company Limited	5,400	491,121
Imperial Oil Limited «	23,700	985,460
Indian Oil Corporation Limited	127,246	684,586
Inpex Holdings Incorporated	515	2,739,184
IRPC PCL	974,221	139,502
Itochu Enex Company Limited	6,000	31,848
Ivanhoe Energy Incorporated †	8,964	5,824
Japan Petroleum Exploration Company	7,300	276,831
JX Holdings Incorporated	479,500	2,928,007
Karoon Gas Australia Limited †	31,102	222,066
Keyera Corporation «	7,024	370,867
Kodiak Oil & Gas Corporation †	525,500	4,676,950
Linc Energy Limited †	27,942	77,062
Long Run Exploration Limited †	449	1,798
Lukoil ADR	110,894	7,174,842
Lundin Petroleum AB †	23,462	532,914
Mangalore Refinery & Petrochemicals Limited	21,310	22,992
Marathon Oil Corporation	94,461	3,164,444
Marathon Petroleum Corporation	45,363	3,759,685
Maurel & Prom Nigeria †	5,783	24,839
Meg Energy Corporation †	12,100	390,720
MOL Hungarian Oil & Gas plc	8,765	673,457
Mongolia Energy Company Limited †	277,000	14,108
Motor Oil (Hellas) Corinth Refineries SA	5,016	58,217
Murphy Oil Corporation «	132,200	8,048,336
Neste Oil Oyj Limited	15,503	233,366
New Hope Corporation Limited	33,755	142,054
New Zealand Oil & Gas Limited	19,877	15,282
Newfield Exploration Company †	95,700	2,212,584
Nexen Incorporated	49,700	1,363,407
Niko Resource Limited	5,137	33,724
Nippon Gas Company Limited	8,800	106,618
Noble Energy Incorporated	40,597	4,499,366

28	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Novatek Oao Sponsored GDR Regular Shares	27,002	$3,132,232
NuVista Energy Limited †	3,905	21,508
Oasis Petroleum Incorporated †	56,600	2,077,220
Occidental Petroleum Corporation	184,762	15,211,455
OGX Petroleo e Gas Participacoes SA †	286,600	456,093
Oil & Natural Gas Corporation Limited	427,717	2,464,257
Oil India Limited	23,455	227,631
Oil Refineries Limited †	37,539	19,499
Oil Search Limited	214,560	1,698,509
OMV AG	14,891	648,161
Ophir Energy plc †	29,811	216,627
Origin Energy Limited	206,370	2,565,396
PA Resources AB †	142,065	1,977
Pace Oil & Gas Limited †	1,571	4,403
Pacific Rubiales Energy Corporation	28,307	693,093
Paladin Energy Limited †	189,449	227,378
Paz Oil Company Limited †	173	25,947
Pembina Pipeline Corporation «	24,455	686,281
Pengrowth Energy Corporation «	42,515	180,985
Penn West Petroleum Limited «	42,170	409,739
Petrobakken Energy Limited «	12,979	107,230
Petrobank Energy and Resources Limited	6,135	4,640
Petrobras Energia SA	3,538	16,416
PetroChina Company Limited	4,460,000	6,130,228
Petroleo Brasileiro SA	688,245	5,038,229
Petrominerales Limited	3,768	31,423
Petronas Dagangan Bhd	45,300	344,752
Petronet LNG Limited	37,495	96,899
Peyto Exploration & Development Corporation	13,213	322,493
Phillips 66 Incorporated	84,599	5,326,353
Pioneer Natural Resources Company	28,100	3,535,261
Polish Oil & Gas †	349,279	628,817
Polski Koncern Naftowy Orlen SA †«	65,109	1,099,426
Premier Oil plc †	62,107	360,389
PT Adaro Energy Tbk	4,031,000	654,905
PT Bumi Resources Tbk	4,613,358	391,468
PT Indika Energy Tbk	202,500	29,337
PT Indo Tambangraya Megah Tbk	86,500	360,286
PT Tambang Batubara Bukit Asam Tbk	159,500	249,232
PTT Exploration & Production PCL ADR	297,271	1,578,784
PTT PCL	56,200	661,176
PTT PCL—Foreign Exchange	127,200	1,496,471
Questerre Energy Corporation †	8,414	6,563
Range Resources Corporation «	129,545	9,949,056
Reliance Industries Limited	333,813	4,993,543
Reliance Industries Limited GDR 144A	2,006	60,581
Repsol YPF SA	82,221	1,750,774
Roc Oil Company Limited †	8,115	4,393
Rosetta Resources Incorporated †	104,600	5,091,928
Rosneft OJSC GDR	394,530	3,145,785

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	29

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell plc A Shares - Netherlands Exchange «	71,227	$2,341,498
Royal Dutch Shell plc A Shares - United Kingdom Exchange	261,385	8,604,791
Royal Dutch Shell plc B Shares	233,702	7,883,145
S-Oil Corporation	8,742	806,525
SandRidge Energy Incorporated «†	255,550	1,456,635
Santonia Energy Incorporated †	1,661	2,029
Santos Limited «	175,054	2,397,829
Saras SpA †	12,269	13,935
Sasol Limited	109,185	4,649,544
Shell Refining Company Bhd (Malaysia)	14,200	38,228
Showa Shell Sekiyu KK	37,700	272,917
Silverwillow Energy Corporation †	1,901	1,327
Sinanen Company Limited	9,000	40,587
SK Energy Company Limited	11,364	1,868,069
SM Energy Company	52,100	3,015,548
SOCO International plc †	30,069	168,461
Southwestern Energy Company †	79,013	2,707,776
Spectra Energy Corporation	89,012	2,584,908
Statoil ASA	99,008	2,461,101
Storm Resources Limited †	281	510
Suncor Energy Incorporated	135,987	4,120,818
Surgutneftegas ADR	206,170	1,946,245
Talisman Energy Incorporated	97,600	1,225,619
Tatneft Sponsored ADR	63,100	2,624,960
Teekay Corporation	74,446	2,583,276
Tesoro Corporation	100,600	5,657,744
Thai Oil PCL	104,800	246,588
The Williams Companies Incorporated	90,100	3,127,371
Tonengeneral Sekiyu KK	53,000	526,055
Total SA	210,124	10,505,363
Tourmaline Oil Corporation †	11,783	420,018
TransCanada Corporation «	66,600	3,102,511
Transglobe Energy Corporation †	11,093	87,346
Tullow Oil plc	85,595	1,576,402
Tupras Turkiye Petrol Rafinerileri AS	26,905	753,822
Ultrapar Participacoes SA	87,200	2,259,958
Uranium One Incorporated †	49,462	131,419
Valero Energy Corporation	74,451	3,394,221
Veresen Incorporated	17,802	223,377
Vermilion Energy Incorporated «	9,494	491,340
Whitehaven Coal Limited	113,230	323,845
Woodside Petroleum Limited	118,676	4,545,812
World Fuel Services Corporation	143,482	5,456,620
WPX Energy Incorporated «†	140,912	1,999,541
Yanchang Petroleum International Limited †	280,000	19,857
Yanzhou Coal Mining Company Limited	442,000	685,033

		470,573,272

30	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Financials: 20.97%

Capital Markets: 1.36%
3I Group plc	77,072	$374,618
Aberdeen Asset Management plc	107,379	700,304
Affiliated Managers Group Incorporated †	40,886	5,978,760
AGF Management Limited	6,067	68,892
Allied Properties (Hong Kong) Limited	297,208	46,753
Ameriprise Financial Incorporated	28,304	1,942,504
Apollo Investment Corporation	1	9
Ashmore Group plc	39,880	216,771
Asia Plus Securities PCL	636,000	77,389
Azimut Holding SpA	6,204	98,734
Bank of New York Mellon Corporation	156,256	4,240,788
BinckBank NV	15,559	157,345
BlackRock Incorporated	28,574	6,850,617
Brewin Dolphin Holding plc	8,704	26,303
Canaccord Financial Incorporated	5,064	36,682
Capital Securities Corporation	362,713	139,243
Charles Schwab Corporation	146,700	2,382,408
China Everbright Limited	182,000	337,924
CI Financial Corporation «	14,903	390,188
CITIC Securities Company Limited	182,000	459,013
Close Brothers Group plc	13,950	220,940
Credit Suisse Group AG	107,295	2,874,402
Daewoo Securities Company Limited	41,552	470,078
Daiwa Securities Group Incorporated	336,000	2,077,117
Deutsche Boerse AG	18,044	1,118,620
Dundee Corporation Class A †	3,983	132,670
E*TRADE Financial Corporation †	182,100	1,950,291
Eaton Vance Corporation «	81,500	3,112,485
EFG International	1,432	18,181
Egyptian Financial Group-Hermes Holding †	44,708	75,615
Federated Investors Incorporated Class B «	68,114	1,581,607
Franklin Resources Incorporated	31,440	4,440,900
Fuhwa Financial Holdings Company Limited	1,967,763	1,030,664
GCA Savvian Group Corporation	3,700	34,769
GMP Capital Incorporated	3,500	23,350
Goldman Sachs Group Incorporated	59,843	8,962,088
Greenhill & Company Incorporated «	52,424	3,186,331
Haitong Securities Company Limited †	277,600	467,463
Hargreaves Lansdown plc	24,237	318,785
Hellenic Exchanges SA Holding	2,480	16,383
Henderson Group plc	86,176	207,605
Hyundai Securities Company	21,587	177,827
ICAP plc	54,134	273,473
Ichiyoshi Securities Company Limited	7,400	65,625
IGM Financial Incorporated «	10,400	459,667
Intermediate Capital Group plc	41,679	247,163
Invesco Limited	318,062	8,520,881
Investec Limited	52,895	375,600

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	31

Security name	Shares	Value

Capital Markets (continued)
Investec plc	47,156	$342,953
IOOF Holdings Limited	40,299	340,010
Iwai Securities Company Limited	1,000	7,401
Janus Capital Group Incorporated «	429,596	3,978,059
Julius Baer Group Limited	19,658	744,961
Julius Baer Holding AG	21,185	360,504
Kabu.com Securities Company Limited	9,400	46,143
KGI Securities (Thailand) PCL	848,000	87,793
Korea Investment Holdings Company Limited	9,034	384,195
Legg Mason Incorporated «	84,500	2,408,250
Macquarie Group Limited	62,620	2,412,693
Man Group plc	137,925	209,867
Marusan Securities Company Limited	10,500	80,203
Masterlink Securities Corporation	131,000	43,143
Matsui Securities Company Limited	20,600	193,799
Mediobanca SpA	44,444	270,275
Mirae Asset Securities Company Limited	5,554	222,863
Mito Securities Company Limited	3,000	12,590
MLP AG	1,057	8,821
Monex Beans Holdings Incorporated	391	129,504
Morgan Stanley	186,852	4,213,513
Nomura Holdings Incorporated	696,400	3,997,031
Nomura Holdings Incorporated ADR	30,500	175,680
Northern Trust Corporation «	29,100	1,547,247
Okasan Holdings Incorporated	45,000	350,038
Perpetual Trustees Australia Limited	6,913	290,360
Pioneers Holding †	11,002	7,100
Platinum Asset Management Limited	43,875	230,355
Polytec Asset Holdings Limited	100,000	13,668
President Securities Corporation †	352,468	208,335
Rathbone Brothers	6,015	128,572
Ratos AB B Shares	21,869	224,695
Raymond James Financial Incorporated	78,907	3,462,439
Richemont SA †	1,457	26,345
Samsung Securities Company Limited	13,029	690,661
SBI Holdings Incorporated	42,516	337,596
Schroders plc	11,497	347,435
Schroders plc (Non-Voting)	4,395	107,146
SEI Investments Company	95,400	2,696,958
State Street Corporation	62,200	3,519,898
Stifel Financial Corporation «†	113,252	3,911,724
TD Ameritrade Holding Corporation	162,000	3,079,620
Tokai Tokyo Securities Company Limited	52,000	300,140
Tong Yang Investment Bank	7,124	27,172
Tullett Prebon plc	11,401	48,394
UOB-Kay Hian Holdings Limited	49,000	66,869
Value Partners Group Limited	67,000	46,996
Verwaltungs-Und Privat-Bank AG	62	5,424
Virtus Investment Partners Incorporated †	1	168
Vontobel Holdings AG	3,142	108,946

32	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Capital Markets (continued)
Waddell & Reed Financial Incorporated «	60,500	$2,481,710
Waterland Financial Holdings	646,087	216,694
Woori Investment & Securities Company Limited	32,427	381,820

		112,500,601

Commercial Banks: 7.57%
77 Bank Limited	73,000	343,381
Absa Group Limited	66,323	1,195,586
Affin Holdings Bhd	72,100	76,988
Agricultural Bank of China Limited	5,111,000	2,636,031
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	406,716	1,976,095
Allahabad Bank	22,824	57,936
Alpha Bank AE †	31,560	42,027
Andhra Bank	30,160	50,447
Aozora Bank Limited	218,000	660,891
Associated Banc-Corp «	393,905	5,668,293
Asya Katilim Bankasi AS †	100,851	123,902
Australia & New Zealand Banking Group Limited	502,923	14,753,778
Axis Bank Limited	43,574	1,076,555
Banca Carige SpA	33,259	27,790
Banca Monte Dei Paschi di Siena SpA †«	607,309	167,296
Banca Piccolo Credito Valtellinese Scarl	9,849	13,591
Banca Popolare dell’Emilia Romagna Scarl	26,943	193,465
Banca Popolare dell’Etruria e del Lazio †	1,290	766
Banca Popolare di Milano Scarl †	484,767	329,101
Banca Popolare di Sondrio Scarl	24,645	149,165
Banco Bilbao Vizcaya Argentaria SA	485,468	4,709,786
Banco BPI SA †	13,638	22,185
Banco Bradesco SA	107,882	1,919,574
Banco Comercial Portugues SA †	1,245,192	177,197
Banco Continental Peru	25,652	71,559
Banco de Brasil SA	225,985	3,007,197
Banco de Chile	2,926,994	487,626
Banco de Chile T Series †	466,635	71,524
Banco de Credito del Peru	3,905	12,104
Banco de Credito e Inversiones	9,706	757,171
Banco de Sabade SA †	262,336	570,935
Banco de Valencia SA †	11,615	1,638
Banco Espanol de Credito SA †	3,199	14,910
Banco Espirito Santo SA †	196,685	236,496
Banco Itau Holding Financeira SA	160,900	2,769,457
Banco Macro SA †	2,243	32,591
Banco Popolare SpA †	138,887	234,270
Banco Popular Espanol SA	603,622	524,059
Banco Santander Brasil SA	202,514	1,471,229
Banco Santander Central Hispano SA	891,519	6,763,552
Banco Santander Central Hispano SA ADR «	80,143	607,484
Banco Santander Chile SA	12,904,355	939,863

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	33

Security name	Shares	Value

Commercial Banks (continued)
BancorpSouth Incorporated «	190,673	$2,917,297
Bangkok Bank PCL	31,000	241,748
Bangkok Bank PCL (Non-Voting)	67,100	493,946
Bank BPH SA †	309	4,667
Bank Handlowy w Warszawie SA	8,631	244,217
Bank Hapoalim Limited †	105,587	468,265
Bank Leumi Le-Israel †	148,085	527,942
Bank Millennium SA †	60,124	90,455
Bank of Ayudhya PCL	424,600	506,666
Bank of Baroda	16,312	208,574
Bank of China Limited	14,498,100	6,841,901
Bank of Communications Limited	1,725,350	1,365,935
Bank of Cyprus Public Company Limited †	115,392	34,951
Bank of East Asia Limited	210,297	859,561
Bank of Greece	900	18,671
Bank of Hawaii Corporation «	103,117	4,989,832
Bank of India	22,645	132,361
Bank of Ireland plc Europe Exchange †	2,392,830	412,362
Bank of Kyoto Limited	72,000	629,194
Bank of Montreal «	57,835	3,601,052
Bank of Nova Scotia «	105,205	6,266,902
Bank of Queensland Limited	56,665	526,712
Bank of the Philippine Islands	314,811	820,707
Bank of the Ryukyus Limited	7,500	99,040
Bank of Yokohama Limited	259,000	1,332,862
Bank Pekao SA	23,659	1,194,418
Bank Zachodni WBK SA	661	56,172
Bankia SA †«	84,853	36,003
Bankinter SA	25,588	143,648
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	139,012
Barclays plc	1,010,682	4,707,094
BBVA Banco Frances SA †	4,348	17,566
BDO Unibank Incorporated †	350,788	854,108
Bendigo Bank Limited	75,446	765,249
Berner Kantonalbank AG	648	176,812
BNP Paribas SA	93,440	5,258,402
BNP Paribas SA ADR «	1,680	47,208
BOC Hong Kong Holdings Limited	659,000	2,221,988
BOK Financial Corporation	19,862	1,180,399
Branch Banking & Trust Corporation	93,597	2,841,605
BRE Bank SA †	3,102	329,512
Bumiputra Commerce Holdings Bhd	459,000	1,069,342
Canadian Imperial Bank of Commerce «	38,100	3,071,645
Canadian Western Bank	8,239	244,474
Canara Bank	13,142	100,392
CapitalSource Incorporated	485,329	4,367,961
Cathay General Bancorp «	168,009	3,274,495
Chang Hwa Commercial Bank	1,036,947	613,049
China Bank Limited	168,000	1,071,184
China Banking Corporation	121,260	197,130

34	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Commercial Banks (continued)
China CITIC Bank	1,655,000	$1,062,703
China Construction Bank	17,282,990	14,262,099
China Development Financial Holding Corporation †	3,636,338	1,095,112
China Merchants Bank Company Limited	804,858	1,745,540
China Minsheng Banking Corporation Limited	1,135,900	1,581,789
China Trust Financial Holding Company Limited	2,708,692	1,619,382
Chukyo Bank Limited	20,000	42,723
CIT Group Incorporated †	159,942	6,695,172
City National Corporation «	34,700	1,971,307
Comerica Incorporated «	134,609	4,627,857
Commerce Bancshares Incorporated «	56,724	2,160,617
Commercial International Bank	103,757	522,606
Commerzbank AG †	408,462	753,507
Commonwealth Bank of Australia	295,612	20,312,379
CorpBanca NPV	27,723,586	409,113
Corporation Bank	14,460	106,114
Credicorp Limited «	10,923	1,638,232
Credit Agricole Ile de France	154	10,957
Credit Agricole SA †	96,242	904,671
Credito Emiliano SpA	1,169	5,500
Cullen Frost Bankers Incorporated «	43,453	2,631,514
Dah Sing Banking Group Limited	32,948	40,996
Dah Sing Financial Holdings Limited	32,795	176,331
Danske Bank A/S †	59,679	1,110,691
DBS Group Holdings Limited	313,486	3,824,914
Deutsche Bank AG	84,216	3,858,081
Dexia †	39,586	2,584
DGB Financial Group Incorporated	28,214	423,409
DnB Nor ASA	85,061	1,266,869
E.SUN Financial Holding Company Limited	1,058,519	640,415
East West Bancorp Incorporated	325,220	8,000,412
EnTie Commercial Bank	63,977	38,077
Erste Bank Der Oesterreichischen Sparkassen AG †	24,645	793,925
Far Eastern International Bank	562,435	229,348
Federal Bank Limited	22,890	207,527
FIBI Holdings Limited †	970	19,631
Fifth Third Bancorp	122,200	1,935,648
Finansbank AS Turkey †	30,470	58,100
First Financial Bankshares Incorporated «	68,600	3,059,560
First Financial Holding Company Limited	1,467,512	943,692
First Horizon National Corporation	572,812	6,088,992
First Midwest Bancorp Incorporated	171,706	2,146,325
First Niagara Financial Group Incorporated	259,445	2,122,260
First Republic Bank Corporation	49,389	1,800,229
FirstMerit Corporation «	251,646	3,804,888
FNB Corporation PA «	320,816	3,644,470
Fukuoka Financial Group Incorporated	173,000	785,770
Fulton Financial Corporation «	456,840	5,185,134
Getin Holding SA †	50,326	44,985
Getin Noble Bank SA †	246,433	146,594

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	35

Security name	Shares	Value

Commercial Banks (continued)
Glacier Bancorp Incorporated	165,066	$2,878,751
Grupo Financiero Banorte SAB de CV	384,600	2,844,302
Grupo Financiero Inbursa SA de CV	636,264	1,794,462
Gunma Bank Limited	92,000	500,248
Hana Financial Group Incorporated	52,084	1,943,244
Hancock Holding Company	196,532	5,935,266
Hang Seng Bank Limited	137,700	2,226,466
HDFC Bank Limited	223,205	2,565,596
HDFC Bank Limited ADR «	4,473	170,198
Higashi-Nippon Bank Limited	24,000	62,660
Hokuhoku Financial Group Incorporated	305,000	526,486
Hong Leong Bank Bhd	79,560	375,339
Hong Leong Financial Group Bhd	68,900	319,698
HSBC Holdings plc	1,621,308	17,989,555
Hua Nan Financial Holdings Company Limited	1,509,496	889,612
Huntington Bancshares Incorporated «	605,196	4,254,528
ICICI Bank Limited	108,234	2,069,785
ICICI Bank Limited ADR	4,228	177,238
Indian Bank	21,174	68,906
Indian Overseas Bank	27,110	34,657
Indusind Bank Limited	81,278	615,505
Industrial & Commercial Bank of China Limited Class H	17,249,442	12,388,389
Industrial Bank of Korea	44,220	534,973
Industrial Development Bank of India Limited	65,269	105,513
ING Bank Slaski SA †	5,190	145,873
International Bancshares Corporation	124,940	2,530,035
Intesa Sanpaolo RSP	49,378	68,333
Intesa Sanpaolo SpA	1,335,380	2,167,052
Israel Discount Bank Limited †	70,341	122,925
Joyo Bank Limited	145,000	724,296
Jyske Bank †	7,244	240,847
Kansai Urban Banking Corporation	76,000	98,392
Kasikornbank PCL	102,200	728,282
Kasikornbank PCL – Foreign Exchange	145,600	1,066,918
KB Financial Group Incorporated	81,771	2,982,896
KBC Groep NV	15,534	576,166
KeyCorp	668,650	6,278,624
Kiatnakin Finance	6,000	12,353
Kiyo Holdings	152,000	227,943
Komercni Banka AS	3,616	735,884
Korea Exchange Bank	54,060	379,430
Krung Thai Bank PCL ADR	433,625	371,679
Laurentian Bank of Canada	1,861	81,424
Liechtenstein Landesbank	570	19,582
Liu Chong Hing Bank Limited	6,000	12,332
Lloyds TSB Group plc †	3,928,179	3,246,000
Lloyds TSB Group plc ADR †	3,708	12,236
M&T Bank Corporation «	87,121	8,894,183
Malayan Banking Bhd	521,162	1,542,997
Malaysian Plantations Bhd	96,700	134,857

36	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Commercial Banks (continued)
MB Financial Incorporated «	125,700	$2,980,347
Mega Financial Holding Company Limited	1,963,131	1,635,429
Metropolitan Bank & Trust Company	191,277	536,291
Mitsubishi UFJ Financial Group Incorporated	2,600,970	14,395,270
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,438
Miyazaki Bank Limited	34,000	99,040
Mizuho Financial Group Incorporated «	4,419,500	9,726,810
National Australia Bank Limited	425,808	13,135,242
National Bank of Canada «	15,300	1,165,545
National Bank of Greece SA †	59,464	76,779
National Bank of Greece SA ADR †	4,869	6,086
National Penn Bancshares Incorporated «	277,956	2,723,969
National Societe Generale Bank SAE	7,762	43,760
Natixis	70,899	295,551
Nedbank Group Limited	41,329	883,440
Nishi-Nippon City Bank Limited	144,000	377,516
Nordea Bank AB	245,174	2,837,504
North Pacific Bank Limited	60,600	200,714
Old Mutual plc	447,204	1,373,823
Old National Bancorp	232,721	3,141,734
Oriental Bank of Commerce	12,374	62,535
OTP Bank «	43,808	909,723
Oversea-Chinese Banking Corporation Limited	472,346	3,852,305
Pacwest Bancorp «	73,838	2,017,993
Park National Corporation «	29,400	1,939,812
Piraeus Bank SA †	112,063	39,063
PKO Bank Polski SA	158,048	1,770,902
PNC Financial Services Group Incorporated	71,487	4,460,074
Popular Incorporated †	238,979	6,672,294
PrivateBancorp Incorporated	143,500	2,570,085
Prosperity Bancshares Incorporated «	101,000	4,660,140
PT Bank Central Asia Tbk	2,896,500	3,297,097
PT Bank CIMB Niaga Tbk †	220,500	31,945
PT Bank Danamon Indonesia Tbk	786,234	512,576
PT Bank Mandiri Persero Tbk	1,933,712	2,011,052
PT Bank Negara Indonesia Persero Tbk	1,593,000	758,297
PT Bank Pan Indonesia Tbk †	506,500	44,552
PT Bank Rakyat Indonesia Tbk	2,273,500	2,223,271
Public Bank Bhd	218,165	1,137,945
Public Bank Bhd (Foreign Market)	2,600	13,545
Punjab National Bank Limited	17,505	254,330
Raiffeisen International Bank Holdings AG	2,580	97,563
Regions Financial Corporation	1,012,000	7,741,800
Resona Holdings Incorporated	372,100	1,706,144
RHB Capital Bhd	187,995	477,515
Royal Bank of Canada «	128,400	7,971,072
Royal Bank of Scotland Group plc †	186,195	914,911
Sberbank Sponsored ADR	555,515	7,660,552
Senshu Ikeda Holdings Incorporated	45,180	241,278
Seven Bank Limited	134,000	352,746

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	37

Security name	Shares	Value

Commercial Banks (continued)
Shiga Bank	52,000	$301,823
Shimizu Bank Limited	1,000	29,356
Shinhan Financial Group Company Limited	98,689	3,887,134
Shinsei Bank Limited	418,000	919,970
Shizuoka Bank Limited	128,000	1,271,852
Siam Commercial Bank PCL	62,400	373,351
Siam Commercial Bank PCL – Foreign Exchange	258,500	1,546,655
Signature Bank «†	91,900	6,825,413
Sinopac Financial Holdings Company Limited	1,492,452	686,985
Skandinaviska Enskilda Banken AB Class A	159,842	1,664,557
Sociedad Matriz Banco de Chile Class B	1,087,348	459,996
St. Galler Kantonalbank	210	89,395
Standard Bank Group Limited	269,391	3,481,248
Standard Chartered plc	180,612	4,920,994
State Bank of India Limited	24,458	935,477
State Bank of India Limited GDR 144A	1,788	149,745
Sumitomo Mitsui Financial Group Incorporated	259,784	10,398,087
Sumitomo Mitsui Financial Group Incorporated ADR	494	3,952
Sumitomo Mitsui Trust Holdings Incorporated	702,000	2,726,508
Suruga Bank Limited	44,000	646,542
Susquehanna Bancshares Incorporated	427,815	4,975,488
SVB Financial Group †	88,566	5,939,236
Svenska Handelsbanken AB	43,484	1,889,995
Swedbank AB	88,087	2,117,934
Sydbank AG †	8,747	177,493
Syndicate Bank	18,615	39,964
Synovus Financial Corporation «	1,804,817	4,584,235
Ta Chong Bank Limited †	324,656	118,430
Taishin Financial Holdings Company Limited	1,634,597	672,988
Taiwan Business Bank †	726,011	228,689
Taiwan Cooperative Financial Holdings	1,072,800	619,507
TCF Financial Corporation «	374,798	5,149,725
Texas Capital Bancshares Incorporated †	80,800	3,414,608
The Aichi Bank Limited - Tokai	1,900	105,567
The Akita Bank Limited - Akita	37,000	102,988
The Aomori Bank Limited	40,000	122,991
The Awa Bank Limited	49,000	291,283
The Bank of Iwate Limited	3,600	145,258
The Bank of Nagoya Limited	35,000	136,692
The Bank of Okinawa Limited	4,000	162,693
The Bank of Saga Limited	25,000	59,877
The Chiba Kogyo Bank Limited †	4,700	39,450
The Chugoku Bank Limited	38,000	557,147
The Daisan Bank Limited	49,000	95,685
The Daishi Bank Limited	76,000	278,779
The Ehime Bank Limited	27,000	70,202
The Eighteenth Bank Limited	34,000	92,070
The Fukui Bank Limited	32,000	62,833
The Hachijuni Bank Limited	99,000	529,766
The Higo Bank Limited	41,000	249,034

38	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Commercial Banks (continued)
The Hiroshima Bank Limited	120,000	$503,614
The Hokkoku Bank Limited	58,000	229,647
The Hokuetsu Bank Limited	48,000	111,339
The Hyakugo Bank Limited	49,000	216,744
The Hyakujushi Bank Limited	60,000	234,329
The Iyo Bank Limited	62,000	528,428
The Juroku Bank Limited	69,000	256,824
The Kagoshima Bank Limited	37,000	233,920
The Kanto Tsukuba Bank Limited	15,600	62,945
The Keiyo Bank Limited	55,000	287,787
The Michinoku Bank Limited	27,000	62,919
The Mie Bank Limited	22,000	51,030
The Minato Bank Limited	35,000	63,437
The Musashino Bank Limited	6,600	233,197
The Nanto Bank Limited	51,000	226,691
The Ogaki Kyoritsu Bank Limited	68,000	221,556
The Oita Bank Limited	32,000	116,345
The San-in Godo Bank Limited	30,000	249,865
The Shikoku Bank Limited	41,000	110,141
The Tochigi Bank Limited	22,000	89,006
The Toho Bank Limited	57,000	175,262
Tisco Financial Group PCL	6,200	11,254
TMB Bank PCL	2,682,765	220,032
Tokyo Tomin Bank Limited	5,300	53,063
Tomony Holdings Incorporated	27,500	123,719
Toronto-Dominion Bank «	81,531	6,708,272
TOWA Bank Limited	58,000	65,077
Trustmark Corporation «	155,389	3,558,408
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	495,038	2,366,694
Turkiye Halk Bankasi AS	61,906	612,573
Turkiye Is Bankasi	298,950	1,066,937
Turkiye Vakiflar Bankasi Tao	219,660	674,055
Umpqua Holdings Corporation	256,861	3,223,606
Unicredit SpA †	492,411	2,502,038
Union Bank of India	27,062	105,552
Unione di Banche SpA	72,120	330,300
United Bankshares Incorporated «	104,993	2,729,818
United Mizrahi Bank Limited †	8,324	87,392
United Overseas Bank Limited	239,695	3,692,975
US Bancorp	254,763	8,656,847
Valiant Holding AG	1,769	161,745
Valley National Bancorp «	453,458	4,548,184
Webster Financial Corporation	184,241	4,056,987
Wells Fargo & Company (l)	663,220	23,265,758
Westpac Banking Corporation	569,532	17,900,408
Wing Hang Bank Limited	38,249	424,381
Woori Finance Holdings Company Limited	72,990	886,402
Yachiyo Bank Limited	2,900	71,585
Yamagata Bank Limited	33,000	147,039

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	39

Security name	Shares	Value

Commercial Banks (continued)
Yamaguchi Financial Group	50,000	$467,149
Yamanashi Chou Bank Limited	35,000	147,265
Yapi Ve Kredi Bankasi AS †	184,289	520,437
Yes Bank Limited	36,455	316,272
Zions Bancorporation «	130,300	3,145,442

		627,294,590

Consumer Finance: 0.27%
ACOM Company Limited †	9,370	232,001
AEON Credit Service Company Limited «	15,100	351,557
AIFUL Corporation †	2,600	16,830
Allied Group Limited	6,000	18,954
Capital One Financial Corporation	78,600	4,010,958
Credit Saison Company Limited	31,326	665,792
Discover Financial Services	68,226	2,628,748
Ezcorp Incorporated †	109,900	2,272,732
Hitachi Capital Corporation	8,400	168,290
International Personal Finance plc	23,636	143,249
Jaccs Company Limited	22,000	103,485
Kanamoto Company Limited	6,000	93,861
Mahindra & Mahindra Financial Services Limited	51,709	177,353
Orient Corporation †«	93,000	310,033
ORIX Corporation	20,970	2,334,776
Paragon Group of Companies plc	26,738	126,637
Provident Financial plc	12,082	268,520
Provident Financial Services Incorporated	129,594	1,942,614
Samsung Card Company Limited	9,337	335,859
Shriram Transport Finance Company Limited	25,628	327,693
SLM Corporation	331,000	6,279,070
Thanachart Capital PCL	15,516	23,470

		22,832,482

Diversified Financial Services: 1.96%
Ackermans & Van Haaren NV	2,400	218,612
African Bank Investments Limited «	175,937	562,099
AMMB Holdings Bhd	186,100	380,570
ASX Limited	4,826	179,681
Ayala Corporation	45,742	651,930
Bajaj Auto Limited	5,564	97,668
Bank of America Corporation	2,458,566	27,609,696
Banque Nationale de Belgique	10	34,597
BCP Capital SAA †(a)	107	240
Beijing Enterprises Holdings Limited	96,500	737,847
BMF Bovespa SA	391,394	2,651,608
Bolsas y Marcados Espanoles «	4,820	125,855
BS Financial Group Incorporated	35,001	505,867
Bund Center Investment Limited	85,000	14,757
Bursa Malaysia Bhd	59,100	126,213
CBOE Holdings Incorporated	173,700	6,239,304

40	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Diversified Financial Services (continued)
Century Leasing System Incorporated	11,100	$258,549
Challenger Financial Services Group Limited	104,111	383,903
Citigroup Incorporated	397,277	16,673,716
Corporation Financiera Alba	549	23,638
Criteria CaixaCorp SA «	71,749	294,317
D.Carnegie & Company AB †(a)	1,000	0
ECM Libra Bhd †(a)	46,763	0
Eurazeo	2,169	118,282
Exor SpA	5,847	163,816
Experian Group Limited	89,613	1,487,265
Fimalac	158	8,045
First Pacific Company Limited	294,800	389,995
FirstRand Limited	555,783	1,902,057
Fubon Financial Holding Company Limited	1,441,579	1,962,754
Fuyo General Lease Company Limited	4,100	146,192
GIMV NV	1,316	70,013
Groupe Bruxelles Lambert SA	7,755	619,520
Guoco Group Limited	14,000	173,204
Haci Omer Sabanci Holding AS	185,348	1,009,762
Hong Kong Exchanges & Clearing Limited	211,001	3,795,276
Hong Leong Singapore Finance Limited	46,000	101,405
IBJ Leasing Company Limited	6,500	171,389
IG Group Holdings plc	37,974	284,125
Indiabulls Financial Services Limited	38,079	176,169
Industrivarden AB Class A	18,200	339,101
Industrivarden AB Class C	13,675	244,008
Infrastructure Development Finance Company Limited	232,183	637,164
ING Groep NV †	340,173	2,734,846
InterontinentalExchange Incorporated «†	57,957	8,972,903
Investor AB A Shares	17,400	495,575
Investor AB B Shares	38,261	1,121,078
JAFCO Company Limited	6,600	223,940
Japan Securities Finance Company Limited	17,700	121,832
Jefferies Group Incorporated	93,100	2,022,132
JPMorgan Chase & Company	514,977	25,192,675
Jupiter Fund Management plc	46,400	236,585
K-Green Trust	25,027	22,129
Kinnevik Investment AB	21,989	501,496
Kotak Mahindra Bank Limited	51,742	627,314
Leucadia National Corporation «	140,100	3,768,690
London Stock Exchange Group plc	15,448	312,628
Lundbergforetagen AB	5,095	211,917
Metro Pacific Investments Corporation	2,050,000	262,174
Mitsubishi UFJ Securities Company Limited	10,710	495,117
Moody’s Corporation «	138,900	6,675,534
MSCI Incorporated «†	96,249	3,188,729
Mulpha International Bhd †	222,700	26,662
Multi-Purpose Holdings Bhd	167,870	184,681
NASDAQ OMX Group Incorporated «	85,200	2,697,432
NYSE Euronext Incorporated	174,045	6,488,398

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	41

Security name	Shares	Value

Diversified Financial Services (continued)
Old Mutual plc	360	$1,088
Onex Corporation	7,300	329,164
Osaka Securities Exchange Company	2,300	175,186
Pargesa Holding SA	2,020	144,286
Partners Group Holding AG	1,488	343,861
PHH Corporation «†	130,092	2,733,233
Pohjola Bank plc	17,742	281,431
Power Finance Corporation Limited	84,672	313,522
Reliance Capital Limited	23,714	157,222
Remgro Limited	103,102	1,944,371
RHJ International †	1,117	5,921
Ricoh Leasing Company Limited	4,800	128,583
RMB Holdings Limited	152,914	694,478
Rural Electrification Corporation Limited	59,789	250,783
Singapore Exchange Limited	152,000	932,817
SKS Microfinance Limited †	6,165	14,924
SNS Reaal NV †(a)«	4,259	0
Societe Generale SA †	70,468	2,705,704
Sofina SA	2,215	206,127
TMX Group Limited	2,056	109,035
UBS AG	319,810	5,060,047
VTB Bank OJSC GDR	350,500	1,271,614
Washington H. Soul Pattinson & Company Limited	25,619	359,817
Western Union Company	427,300	5,995,019

		162,312,909

Insurance: 3.64%
ACE Limited	45,436	3,879,780
Admiral Group plc	19,943	378,484
Aegon NV	172,760	1,033,455
AFLAC Incorporated	62,700	3,131,865
Ageas NV	24,124	821,549
AIA Group Limited	1,497,000	6,485,533
Aksigorta AS	15,670	19,600
Alleghany Corporation †	11,983	4,528,016
Allianz AG	40,365	5,517,534
Allianz AG ADR	5	69
Allied World Assurance Company	25,278	2,219,661
Allstate Corporation «	64,527	2,969,533
American Financial Group Incorporated	55,148	2,424,306
American International Group Incorporated †	200,000	7,602,000
Amlin plc	48,663	315,008
AMP Limited	559,594	3,132,355
Arch Capital Group Limited «†	96,566	4,743,322
Argo Group International Holdings Limited	59,082	2,243,934
Arthur J. Gallagher & Company	87,993	3,385,971
Aspen Insurance Holdings Limited	51,124	1,833,307
Assicurazioni Generali SpA	120,294	1,950,558
Assurant Incorporated «	57,299	2,405,985

42	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Insurance (continued)
Assured Guaranty Limited	137,284	$2,563,092
Aviva plc	272,831	1,476,789
AXA SA	166,584	2,893,620
Axis Capital Holdings Limited	80,422	3,275,588
Bajaj Finserv	7,957	118,496
Baloise Holding AG	4,595	412,290
Beazley plc	46,327	142,529
Brown & Brown Incorporated	83,455	2,503,650
Cathay Financial Holding Company Limited	1,908,440	2,444,783
Catlin Group Limited	38,348	293,788
China Insurance International Holdings Company Limited †	184,400	368,058
China Life Insurance Company	1,580,000	4,746,764
China Life Insurance Company (Taiwan) †	448,580	435,419
China Pacific Insurance Group Company Limited	410,800	1,514,890
Chubb Corporation	35,036	2,944,075
Cincinnati Financial Corporation «	103,534	4,660,065
Clal Insurance Enterprise Holdings Limited	832	13,263
CNO Financial Group Incorporated «	520,900	5,698,646
CNP Assurances	17,471	260,026
Dai-Ichi Mutual Life Insurance Company	1,922	2,695,652
Delta Lloyd NV	12,585	222,795
Discovery Holdings Limited	85,119	709,136
Dongbu Insurance Company Limited	11,740	514,453
Endurance Specialty Holdings Limited	99,278	4,372,203
Erie Indemnity Company	20,200	1,478,640
Euler Hermes SA	1,281	112,269
Everest Reinsurance Group Limited	41,443	5,164,212
Fairfax Financial Holdings Limited	1,900	721,936
Fidelity National Title Group Incorporated	149,814	3,736,361
First American Financial Corporation	247,249	6,005,678
Fondiaria Sai SpA †	17	26
Fondiaria Sai SpA RSP †	13	1,646
Genworth Financial Incorporated †	347,934	2,971,356
Gjensidige Forsikring ASA	20,511	327,814
Great Eastern Holdings Limited	10,000	145,510
Great-West Lifeco Incorporated «	23,800	632,359
Grupo Catalana Occidente SA	4,581	102,569
Hannover Rueckversicherung AG	5,268	412,177
Harel Insurance Investments & Finances Limited	438	20,545
HCC Insurance Holdings Incorporated	71,708	2,868,320
Helvetia Holding AG	366	147,798
Hiscox Limited	29,981	237,420
Horace Mann Educators Corporation	90,336	1,848,275
Hyundai Marine & Fire Insurance Company Limited	14,670	426,081
Industrial Alliance Insurance & Financial Services Incorporated	7,139	256,139
Insurance Australia Group Limited	374,306	2,175,486
Intact Financial Corporation	11,215	712,431
Jardine Lloyd Thompson Group plc	11,879	143,808
Kemper Corporation	124,522	3,939,876
Korea Life Insurance Company Limited	51,670	345,477

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	43

Security name	Shares	Value

Insurance (continued)
Korea Reinsurance Company	11,002	$118,877
Lancashire Holdings plc	19,049	262,830
Legal & General Group plc	542,930	1,318,667
Liberty Holdings Limited	27,424	354,421
LIG Insurance Company Limited	8,650	186,528
Lincoln National Corporation «	196,960	5,818,198
LPI Capital Bhd	40,900	178,131
Manulife Financial Corporation «	170,500	2,529,600
Mapfre SA	59,378	193,260
Markel Corporation «†	7,299	3,528,702
Marsh & McLennan Companies Incorporated	72,809	2,704,126
MBIA Incorporated «†	324,500	3,137,915
Mediolanum SpA	18,175	100,893
Menorah Mivtachim Holdings Limited †	1,664	16,180
Mercury General Corporation	26,622	1,034,797
MetLife Incorporated	147,526	5,228,321
Migdal Insurance & Financial Holding Limited	10,202	16,373
Milano Assicurazioni SpA †	8,878	4,338
Millea Holdings Incorporated	139,000	3,926,011
Mitsui Sumitomo Insurance Group Holdings Incorporated	102,200	2,114,787
Montpelier Re Holdings Limited	130,524	3,226,553
Muenchener Rueckversicherungs-Gesellschaft AG	14,176	2,548,479
New China Life Insurance Company Limited	92,500	375,100
NIB Holdings Limited	69,823	157,619
NKSJ Holdings Incorporated	79,000	1,673,072
Old Republic International Corporation	175,785	2,111,178
PartnerRe Limited	43,357	3,869,179
PICC Property & Casualty Company Limited	814,200	1,169,502
Ping An Insurance Group Company of China Limited	409,000	3,422,572
Power Corporation of Canada «	32,500	868,558
Power Financial Corporation «	24,500	708,688
Powszechny Zaklad Ubezpieczen SA	11,780	1,493,819
Principal Financial Group Incorporated «	197,600	6,246,136
ProAssurance Corporation	122,298	5,734,553
Protective Life Corporation «	183,400	5,854,128
Prudential Financial Incorporated	62,062	3,448,785
Prudential plc	231,631	3,448,950
QBE Insurance Group Limited	227,193	3,105,048
Reinsurance Group of America Incorporated	52,239	3,003,743
RenaissanceRe Holdings Limited	37,962	3,319,397
Resolution Limited	129,419	512,827
RLI Corporation «	33,862	2,334,446
Royal & Sun Alliance Insurance Group plc	355,430	650,821
Sampo Oyj	45,762	1,691,368
Samsung Fire & Marine Insurance Company Limited	9,101	1,916,310
Samsung Life Insurance Company	22,716	2,181,760
Sanlam Limited	400,531	2,011,897
Santam Limited	1	21
SCOR SE	14,377	406,650
Selective Insurance Group Incorporated	126,252	2,807,844

44	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Insurance (continued)
Shin Kong Financial Holding Company Limited †	1,677,264	$514,107
Societa Cattolica di Assicurazione Societa Cooperativa †	2,135	35,483
Sony Financial Holdings Incorporated	33,900	535,436
St. James’s Place plc	25,880	191,202
Stancorp Financial Group Incorporated «	101,551	4,042,745
Standard Life plc	211,011	1,128,403
Storebrand ASA †	21,988	98,934
Sun Life Financial Incorporated «	54,700	1,528,152
SunCorp-Metway Limited	234,528	2,699,827
Swiss Life Holding	2,683	440,249
Swiss Re AG	31,957	2,555,401
T&D Holdings Incorporated	131,000	1,554,645
Taiwan Life Insurance Company Limited †	111,539	90,722
The Hanover Insurance Group Incorporated	102,300	4,366,164
The Hartford Financial Services Group Incorporated «	312,482	7,377,700
The Travelers Companies Incorporated	50,990	4,100,616
Tong Yang Life Insurance Company	13,010	132,164
Topdanmark AS †	1,215	279,731
Torchmark Corporation	67,154	3,773,383
TrygVesta AS	2,183	175,927
Unipol Gruppo Finanziario SpA †	365	832
UNUM Group	194,653	4,763,159
Validus Holdings Limited	71,647	2,552,783
W.R. Berkley Corporation	77,812	3,229,198
White Mountain Insurance Group Limited	4,340	2,452,100
Wiener Staedtische Allgemeine Versicherung AG	4,394	222,522
Willis Group Holdings plc	122,352	4,659,164
Yapi Kredi Sigorta AS	7,298	80,735
Zurich Financial Services AG	13,147	3,597,787
Zurich Insurance Group ADR «	2,122	58,326

		301,545,659

Real Estate Management & Development: 1.03%
Aeon Mall Company Limited	15,300	379,322
Africa Israel Investments Limited †	683	1,699
Agile Property Holdings Limited	274,000	354,000
Alexander & Baldwin Incorporated †	85,317	3,005,718
Argosy Property Trust	32,407	25,585
Ascendas India Trust	83,000	55,963
Atrium European Real Estate Limited	10,857	65,103
Atrium Ljungberg AB	1,011	14,460
Australand Property Group	41,250	146,629
Ayala Land Incorporated	1,135,400	893,576
Beni Stabili SpA	6,222	3,899
BR Malls Participacoes SA	97,200	1,257,108
Brookfield Asset Management Incorporated	52,850	2,004,328
Brookfield Properties Corporation - Canada Exchange «	23,500	391,952
Bukit Sembawang Estates Limited	28,000	156,686
C C Land Holdings Limited	153,631	50,513

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	45

Security name	Shares	Value

Real Estate Management & Development (continued)
CA Immobilien Anlagen AG	3,951	$56,818
Capital & Counties Properties plc	88,641	356,488
CapitaLand Limited	485,500	1,532,869
CapitaMalls Asia Limited	224,000	376,227
Castellum AB	18,738	281,618
Cathay Real Estate Development Company Limited	260,000	134,669
Cent Pattana Public Company	53,000	171,025
Cheung Kong Holdings Limited	251,000	3,903,064
China Overseas Land & Investment Limited	822,480	2,497,473
China Resources Land Limited	406,000	1,185,711
China Vanke Company Limited Class B	80	162
Chinese Estates Holdings Limited	69,696	106,760
City Developments Limited	83,000	748,635
Citycon Oyj	10,473	34,046
Conwert Immobilien Invest SE	3,761	47,702
Country Garden Holdings Company Limited †	1,445,013	741,548
Daibiru Corporation	10,800	107,546
Daikyo Incorporated	67,000	161,193
Daito Trust Construction Company Limited	15,500	1,387,960
Daiwa House Industry Company Limited	115,000	2,111,663
DB Realty Limited †	11,179	14,548
Deutsche Euroshop AG	4,842	200,454
DLF Limited	85,755	437,168
Echo Investment †	26,597	46,795
Elbit Imaging Limited †	816	2,122
Evergrande Real Estate Group Limited	1,079,000	532,850
Fabege AB	13,162	145,512
Far East Consortium	138,247	45,277
Farglory Land Development Company Limited	49,000	94,033
First Capital Realty Incorporated	7,489	137,761
FirstService Corporation †	2,138	67,960
FKP Property Group	24,932	43,548
Franshion Properties China Limited	714,000	252,251
Future Mall Management Limited †	504	152
Gagfah SA †	6,247	68,835
Gazit Globe Limited	4,376	58,586
Global Logistic Properties Limited	472,000	968,088
Globe Trade Centre SA †	48,618	124,713
Goldcrest Company Limited	3,340	63,312
Grainger plc	37,054	76,674
Great Eagle Holdings Limited	68,086	270,392
Greentown China Holdings Limited	122,000	236,902
Guangzhou Investment Company Limited	1,096,000	378,730
Guocoland Limited	42,554	80,407
Hang Lung Group Limited	147,000	895,579
Hang Lung Properties Limited	385,000	1,491,729
Heiwa Real Estate Company Limited	10,100	150,045
Heliopolis Housing	1,417	4,350
Henderson Land Development Company Limited	176,662	1,228,907
Highwealth Construction Corporation	138,400	291,480

46	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Real Estate Management & Development (continued)
HKC Holdings Limited	217,196	$8,682
HKR International Limited	125,600	70,447
Hong Kong Land Holdings Limited	217,000	1,677,410
Hopewell Holdings	123,000	537,637
Hopson Development Holdings Limited †	56,000	96,611
Housing Development & Infrastructure Limited †	33,352	36,996
Howard Hughes Corporation †	56,031	4,302,620
Huaku Development Company Limited	62,336	155,339
Huang Hsiang Construction Company	20,000	50,891
Hufvudstaden AB	14,497	199,722
Hysan Development Company Limited	117,533	604,668
IGB Corporation Bhd	149,784	109,048
IJM Land Bhd	40,400	28,498
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	87,053	364,255
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited †	43,692	47,663
Interchina Holdings Company †	960,000	54,464
IVG Immobilien AG †	4,150	12,456
Jones Lang LaSalle Incorporated	35,255	3,407,043
K Wah International Holdings Limited	157,159	90,175
Kenedix Incorporated †	440	115,257
Keppel Land Limited	137,030	460,307
Kerry Properties Limited	145,053	746,250
KLCC Property Holdings Bhd	105,300	222,832
Kowloon Development Company Limited	45,000	64,985
Kungsleden	18,987	122,129
KWG Property Holding Limited	268,500	184,179
Land and Houses PCL	380,700	153,560
Lend Lease Corporation Limited	94,398	1,026,904
Leopalace21 Corporation †	28,000	102,104
Longfor Properties Company Limited	306,000	542,117
LSR Group OJSC GDR Register Shares	15,800	74,955
Medinet Nasr Housing †	3,076	9,939
Megaworld Corporation	2,758,000	266,575
Midland Holdings Limited	56,000	25,272
Mitsubishi Estate Company Limited	255,189	6,359,765
Mitsui Fudosan Company Limited	168,000	4,273,859
Mobimo Holding AG	799	181,913
Multiplan Empreendimentos NPV	17,800	509,432
New World China Land Limited	526,000	242,124
New World Development Limited	661,566	1,218,109
Nomura Real Estate Holding Incorporated	16,600	298,188
NTT Urban Development Corporation	206	209,800
Palm Hills Developments SAE †	46,809	15,834
Peet Limited †	21,691	23,818
Prelios SpA †	11,055	1,134
Prince Housing & Development Corporation	198,000	137,065
PSP Swiss Property AG «	3,653	331,666
PT Bumi Serpong Damai Tbk	2,777,000	459,792

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	47

Security name	Shares	Value

Real Estate Management & Development (continued)
PT Lippo Karawaci Terbuka Tbk	4,995,500	$584,148
Radium Life Tech Company Limited	78,542	69,679
Renhe Commercial Holdings Company Limited †	1,212,000	89,076
Robinsons Land Company	372,100	208,197
Ruentex Development Company Limited	130,211	288,033
Savills plc	10,369	83,528
Shimao Property Holding Limited	283,500	570,246
Shoei Company Limited	57,900	434,141
Shui On Land Limited	548,756	254,014
Singapore Land Limited	14,000	90,439
Sino Land Company	509,879	926,981
Sino-Ocean Land Holdings Limited	758,170	523,982
SM Prime Holdings Incorporated	1,536,054	717,782
SOHO China Limited	374,000	290,786
SP Setia Bhd	168,100	171,336
Sumitomo Real Estate Sales Company Limited	2,360	104,264
Sumitomo Realty & Development Company Limited	91,000	3,077,840
Sun Hung Kai Properties Limited	280,970	4,347,362
Sun Hung Kai Properties Limited ADR	3,148	48,983
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	120,000	1,548,816
Swire Pacific Limited B Shares	195,000	480,234
Swire Properties Limited	200,183	748,531
Swiss Prime Site AG	4,996	401,098
TA Global Bhd	34,080	2,536
Talaat Moustafa Group †	108,625	65,752
Tian An China Investment	224,097	139,562
TOC Company Limited	13,900	93,277
Tokyo Tatemono Company Limited	83,000	462,952
Tokyu Land Corporation	85,000	641,925
Tokyu Livable Incorporated	4,200	66,836
UEM Land Holdings Bhd †	413,675	306,525
Unitech Limited †	203,870	101,926
United Energy Group Limited †	1,044,000	169,612
United Industrial Corporation Limited	63,000	147,529
United Overseas Land Limited	101,000	530,935
Wharf Holdings Limited	287,500	2,513,345
Wheelock & Company	145,000	791,783
Wheelock Properties (Singapore) Limited	39,000	61,567
Wing Tai Holdings Limited	88,730	138,999
Yanlord Land Group Limited †	119,000	147,501

		85,835,425

REITs: 4.89%
Abacus Property Group	34,764	78,832
Activia Properties Incorporated	33	250,642
Advance Residence Investment Corporation	211	448,224
Alexandria Real Estate Equities Incorporated	50,259	3,575,425
American Campus Communities Incorporated «	208,259	9,413,307

48	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

REITs (continued)
American Capital Agency Corporation	244,600	$7,758,712
American Tower Corporation	90,184	6,998,278
AMP NZ Office Trust	80,730	68,742
ANF Immobilier	43	1,243
Annaly Capital Management Incorporated «	129,653	2,008,325
Apartment Investment & Management Company Class A	289,700	8,580,914
Ardent Leisure Group	53,538	83,123
Ascendas REIT	349,000	724,265
AvalonBay Communities Incorporated	26,100	3,258,063
Babcock & Brown Japan Property Trust	1,780	6,527
Befimmo S.C.A. Sicafi	939	61,909
BioMed Realty Trust Incorporated	385,286	8,137,240
Blife Investment Corporation	54	226,918
Boardwalk REIT	1,855	116,274
Boston Properties Incorporated	34,389	3,572,329
Brandywine Realty Trust «	329,120	4,525,400
BRE Properties Incorporated	152,955	7,435,143
British Land Company plc	76,726	660,554
Bunnings Warehouse Property Trust	66,162	159,492
Calloway REIT	3,667	103,796
Camden Property Trust «	67,400	4,660,036
Canadian Apartment Properties	5,440	133,936
Canadian REIT	4,006	182,615
CapitaCommerical Trust	360,464	483,180
CapitaMall Trust	468,636	813,604
Cathay No.1 REIT	400,000	256,316
CBL & Associates Properties Incorporated	373,268	8,488,114
CDL Hospitality Trusts	121,000	202,253
CFS Retail Property Trust	446,611	953,439
Champion REIT	571,653	291,885
Charter Hall Group	34,599	132,883
Chimera Investment Corporation	726,673	2,165,486
Cofinimmo SA	1,966	232,801
Colonial Properties Trust «	190,016	4,096,745
Commonwealth Property Office Fund	430,109	489,859
Commonwealth REIT «	192,312	4,855,878
Corio NV	8,986	414,538
Corporate Office Properties Trust	185,400	4,796,298
Cousins Properties Incorporated	7	68
Cromwell Group	245,568	235,785
CYS Investments Incorporated «	401,414	4,760,770
DA Office Investment Corporation	60	254,720
DCT Industrial Trust Incorporated «	617,720	4,484,647
DDR Corporation «	174,504	3,013,684
Derwent Valley Holdings plc	8,011	267,733
Dexus Property Group	914,608	1,018,307
DiamondRock Hospitality	447,733	4,002,733
Digital Realty Trust Incorporated «	98,222	6,578,910
Douglas Emmett Incorporated	260,540	6,385,835
Duke Realty Corporation	220,000	3,555,200

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	49

Security name	Shares	Value

REITs (continued)
EastGroup Properties Incorporated	58,975	$3,350,370
Emlak Konut GYO AS	155,837	252,964
Equity Lifestyle Properties Incorporated	77,525	5,712,817
Equity Residential Corporation	73,400	4,039,936
Essex Property Trust Incorporated «	29,309	4,366,748
Eurocommercial Properties NV	3,156	120,849
Extra Space Storage Incorporated	203,900	7,634,016
Federal Realty Investment Trust	51,501	5,469,921
Federation Centres	271,491	679,421
Fonciere des Regions	3,297	272,770
Franklin Street Properties Corporation «	165,548	2,276,285
Frontier Real Estate Investment Corporation	40	384,939
Fukuoka REIT Corporation «	20	165,714
Gecina SA	2,316	262,907
General Growth Properties Incorporated	59,900	1,146,486
Global One Real Estate Investment Corporation	18	122,732
Golden Land Property Development PCL †	273,900	142,704
Goodman Group	267,328	1,269,740
Goodman Property Trust	164,704	142,969
GPT Group	304,105	1,220,769
Granite Real Estate Investment Trust	4,243	163,507
Great Portland Estates plc	28,410	212,178
H&R REIT	6,468	145,510
Hammerson plc	65,021	487,677
Hankyu REIT Incorporated	23	136,973
Hatteras Financial Corporation	228,987	6,111,663
HCP Incorporated	60,504	2,957,436
Health Care REIT Incorporated	35,902	2,302,754
Healthcare Realty Trust Incorporated	200,182	5,324,841
Heiwa Real Estate REIT Incorporated	149	113,329
Henderson Investments Limited	18,000	1,462
Home Properties Incorporated	102,005	6,367,152
Hospitality Properties Trust	286,521	7,650,111
Icade SA	2,399	215,670
Industrial & Infrastructure Fund Investment Corporation	24	215,428
ING Office Fund	109,870	342,292
Inmuebles Carso SAB de CV †	62,977	55,949
Invesco Mortgage Capital Incorporated	301,300	6,333,326
Japan Excellent Incorporated	33	199,730
Japan Hotel REIT Investment Corporation	337	113,254
Japan Logistics Fund Incorporated	29	275,639
Japan Prime Realty Investment Corporation	149	438,689
Japan Real Estate Investment Corporation	113	1,239,842
Japan Rental Housing Investment Incorporated	139	115,471
Japan Retail Fund Investment Corporation	395	772,187
K-REIT Asia	131,000	141,747
Kenedix Realty Investment	52	214,306
Kilroy Realty Corporation «	148,395	7,829,320
Kimco Realty Corporation «	291,880	6,354,228
Kiwi Income Property Trust	157,106	150,011

50	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

REITs (continued)
Klepierre SA	9,609	$394,855
Land Securities Group plc	73,977	930,921
Lexington Corporate Properties Trust «	348,458	3,993,329
Liberty International plc	53,384	269,441
Liberty Property Trust «	83,632	3,244,085
Macerich Company	108,828	6,541,651
Mack-Cali Realty Corporation «	58,808	1,668,971
Macquarie Countrywide Trust	49,784	200,865
Macquarie MEAG Prime REIT	254,000	179,465
Mapletree Logistics Trust	270,199	266,184
Mercialys SA	3,326	70,345
MFA Mortgage Investments Incorporated	828,743	7,359,238
MID REIT Incorporated	33	79,394
Mid-America Apartment Communities Incorporated	84,150	5,843,376
Mirvac Group	603,654	1,011,228
Mori Hills REIT Corporation	52	297,335
Mori Trust Sogo REIT Incorporated	33	315,795
National Retail Properties Incorporated «	255,054	8,786,610
Nippon Accommodations Fund Incorporated	38	278,779
Nippon Building Fund Incorporated	126	1,409,667
Nomura Real Estate Office Fund	52	319,215
Nomura Real Estate Residential REIT	25	135,398
Omega Healthcare Investors Incorporated «	259,674	7,268,275
ORIX JREIT Incorporated	275	323,686
Parkway Life REIT	64,000	125,065
Piedmont Office Realty Trust Incorporated «	118,700	2,333,642
Plum Creek Timber Company	115,700	5,611,450
Post Properties Incorporated	108,346	5,172,438
Premier Investment Company	43	192,987
Primaris Retail REIT	9,400	249,208
Prologis Incorporated	105,138	4,094,074
Public Storage Incorporated	32,497	4,913,871
Realty Income Corporation «	128,180	5,851,417
Redwood Trust Incorporated	187,071	3,790,058
Regency Centers Corporation	63,983	3,319,438
RioCan REIT	11,888	321,048
Ryman Hospitality Properties Incorporated «	89,957	4,025,576
Segro plc	77,485	300,807
Sekisui House SI Investment Corporation	25	127,306
Senior Housing Properties Trust	432,389	10,848,640
Shaftesbury plc	17,198	152,236
Shopping Centres Australasia Property Group †	107,532	181,234
Simon Property Group Incorporated	70,586	11,213,292
SL Green Realty Corporation	72,000	5,876,640
Societe Immobiliere de Location Pour L’industrie et le Commerce	577	62,825
Sovran Self Storage Incorporated	69,800	4,246,632
Starwood Property Trust Incorporated	313,600	8,765,120
Stockland Australia	404,430	1,553,276
Sunstone Hotel Investors Incorporated †	368,046	4,169,961
Suntec REIT	384,000	556,589

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	51

Security name	Shares	Value

REITs (continued)
Taubman Centers Incorporated	49,473	$3,795,569
The Link REIT	441,780	2,361,104
Tokyu REIT Incorporated	30	168,950
Top REIT Incorporated	29	135,630
Two Harbors Investment Corporation	684,600	8,803,956
Unibail-Rodamco SA	8,109	1,871,729
United Urban Investment Corporation	404	530,879
Vastned Retail NV	1,059	44,789
Vornado Realty Trust	38,600	3,096,106
Washington Real Estate Investment Trust «	152,175	4,213,726
Wereldhave NV	2,570	180,345
Westfield Group	383,333	4,385,423
Westfield Retail Trust	509,630	1,655,387
Weyerhaeuser Company	74,400	2,188,104

		405,153,309

Thrifts & Mortgage Finance: 0.25%
Astoria Financial Corporation «	187,408	1,832,850
Capitol Federal Financial Incorporated	322,815	3,818,901
Genworth Mortgage Insurance Canada Incorporated	2,068	50,675
Home Capital Group Incorporated	2,379	132,278
Hudson City Bancorp Incorporated	336,261	2,864,944
LIC Housing Finance Limited	56,590	241,734
New York Community Bancorp Incorporated «	310,638	4,193,613
People’s United Financial Incorporated «	245,941	3,221,827
Washington Federal Incorporated	243,709	4,277,093

		20,633,915

Health Care: 9.03%

Biotechnology: 1.56%
Acorda Therapeutics Incorporated †	78,742	2,342,575
Actelion Limited	11,077	571,518
Alexion Pharmaceuticals Incorporated †	44,308	3,843,276
Algeta ASA †	6,224	208,815
Alkermes plc †	284,935	6,185,939
Amgen Incorporated	103,982	9,504,995
Ariad Pharmaceuticals Incorporated «†	362,000	7,612,860
Basilea Pharmaceuticals Limited †	184	10,846
Biocon Limited	8,634	43,380
Biogen IDEC Incorporated †	54,007	8,983,524
BioMarin Pharmaceutical Incorporated †	97,597	5,657,698
Biota Pharmaceuticals Incorporated	2,053	8,191
Celgene Corporation †	96,462	9,952,949
Cepheid Incorporated «†	131,954	4,807,084
CK Life Sciences International Holdings Incorporated	702,000	75,128
CSL Limited	92,150	5,647,600
Cubist Pharmaceuticals Incorporated †	128,200	5,439,526
Genmab AS †	1,600	28,825
Grifols SA	12,814	456,459

52	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Biotechnology (continued)
Grifols SA B Shares †	5,215	$148,764
Incyte Corporation «†	261,100	5,796,420
Intercell AG †	1,885	4,285
Medivation Incorporated †	147,900	7,267,806
Mesoblast Limited †«	31,890	214,989
Nicox SA †	1,380	5,621
Onyx Pharmaceuticals Incorporated †	56,737	4,272,863
PDL BioPharma Incorporated «	321,068	2,292,426
Pharmacyclics Incorporated «†	100,000	8,778,000
Prothena Corporation plc †	1,009	6,226
Regeneron Pharmaceutical Incorporated «†	60,013	10,022,171
Savient Pharmaceuticals Incorporated «†	2,670	2,510
Seattle Genetics Incorporated «†	206,200	5,802,468
Takara Bio Incorporated	6,300	97,739
Theravance Incorporated «†	136,600	2,771,614
United Therapeutics Corporation «†	37,105	2,219,250
Vertex Pharmaceuticals Incorporated †	172,638	8,082,911
Zeltia SA †	7,262	12,657

		129,179,908

Health Care Equipment & Supplies: 1.54%
Abbott Laboratories «	213,694	7,220,720
Alere Incorporated †	174,364	3,968,525
Ansell Limited	25,765	416,346
Baxter International Incorporated	74,300	5,022,680
bioMerieux SA	1,765	171,601
Biosensors International Group Limited †	247,000	255,297
Boston Scientific Corporation †	983,300	7,266,587
C.R. Bard Incorporated «	60,394	5,969,947
CareFusion Corporation †	158,958	5,204,285
Cochlear Limited	10,052	727,358
Coloplast Class B	10,575	551,556
Cooper Companies Incorporated	38,408	4,073,552
DiaSorin SpA	1,623	60,919
Edwards Lifesciences Corporation «†	91,891	7,896,194
Elekta AB Class B	35,308	529,560
Essilor International SA Cie Generale d’Optique	19,946	2,058,501
Fisher & Paykel Healthcare Corporation	83,434	177,265
Fresenius SE & Company KGaA	12,083	1,485,054
Fukuda Denshi Company Limited	2,200	73,816
Getinge AB	18,499	556,909
GN Store Nord	17,550	314,027
Golden Meditech Company Limited	40,467	4,853
Haemonetics Corporation «†	102,892	4,244,295
Hogy Medical Company Limited	2,000	106,484
Hologic Incorporated †	188,700	4,119,321
IDEXX Laboratories Incorporated «†	43,837	4,038,264
Intuitive Surgical Incorporated †	9,042	4,610,425
JEOL Limited †	15,000	59,553

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	53

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corporation «	102,080	$2,026,288
Medtronic Incorporated	136,723	6,147,066
Nagaileben Company Limited	8,000	104,003
Nakanishi Incorporated	1,300	157,083
Nihon Kohden Corporation	8,300	288,337
Nikkiso Company Limited	14,000	154,515
Nipro Corporation	22,400	182,458
Nobel Biocare Holding AG	14,841	144,087
Olympus Corporation †	48,700	1,068,153
Olympus Corporation ADR †	3,365	74,150
Paramount Bed Holdings Company Limited	3,500	108,976
Phonak Holding AG	4,488	537,238
ResMed Incorporated «	112,751	5,016,292
Shandong Weigao Group Medical Class H	404,000	375,579
Sirona Dental Systems Incorporated †	109,381	7,768,239
Smith & Nephew plc	83,542	896,033
Steris Corporation	134,212	5,234,268
Straumann Holding AG	989	136,749
Tecan Group AG	803	70,722
Teleflex Incorporated «	81,431	6,511,223
Terumo Corporation	34,700	1,523,670
Thoratec Corporation †	117,130	4,124,147
TOA Medical Electronics Company	15,100	791,736
Top Glove Corporation Bhd	104,900	186,346
Varian Medical Systems Incorporated †	86,276	6,093,674
Volcano Corporation «†	107,500	2,326,300
West Pharmaceutical Services Incorporated	68,033	4,110,554
William Demant Holding AS †	3,503	280,036

		127,621,816

Health Care Providers & Services: 1.89%
Aetna Incorporated	44,700	2,109,393
Alfresa Holdings Corporation	10,400	512,202
AS ONE Corporation	2,400	49,999
Bangkok Chain Hospital PCL	590,310	236,124
Bangkok Dusit Medical Services PCL	64,400	322,541
BG Group plc	301,701	5,334,442
Brookdale Senior Living Incorporated †	195,200	5,403,136
Bumrungrad Hospital PCL	28,900	85,000
Cardinal Health Incorporated	47,000	2,171,870
Catamaran Corporation - Canada Exchange †	19,135	1,031,110
Celesio AG	9,643	174,363
Centene Corporation †	102,932	4,633,999
Chemed Corporation «	38,351	2,960,314
CIGNA Corporation	38,380	2,243,695
CML Healthcare Incorporated	5,496	39,065
Community Health Systems Incorporated «	64,500	2,725,770
Coventry Health Care Incorporated	95,109	4,314,144
DaVita Incorporated †	66,792	7,989,659

54	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Health Care Providers & Services (continued)
Express Scripts Holding Corporation †	186,230	$10,598,349
Fresenius Medical Care AG & Company KGaA	19,133	1,312,151
Galenica AG	419	241,619
HCA Holdings Incorporated	21,200	786,308
Health Management Associates Incorporated Class A «†	594,253	6,530,840
Henry Schein Incorporated «†	70,082	6,252,716
HMS Holdings Corporation «†	173,279	5,023,358
Humana Incorporated	21,469	1,465,474
Laboratory Corporation of America Holdings †	75,371	6,677,871
Life Healthcare Group Holdings Limited	223,348	836,217
Lifepoint Hospitals Incorporated †	113,197	4,990,856
Magellan Health Services Incorporated †	55,057	2,838,739
McKesson Corporation	53,300	5,656,729
Medi-Clinic Corporation	66,427	419,295
Mediceo Paltac Holdings Company Limited	42,100	544,134
MEDNAX Incorporated «†	99,128	8,487,339
Message Company Limited «	22	64,085
Miraca Holdings Incorporated	11,100	535,899
Network Healthcare Holdings Limited	227,883	505,598
Nichii Gakkan Company	7,200	68,745
Omnicare Incorporated	87,105	3,245,532
Orpea	3,644	153,403
Otsuka Holdings Company Limited	98,700	3,160,444
Owens & Minor Incorporated «	145,500	4,430,475
Patterson Companies Incorporated	60,500	2,198,570
Pharmaniaga Bhd	3,366	8,495
Primary Health Care Limited	85,597	431,919
Ramsay Health Care Limited	24,522	804,542
Rhoen Klinikum AG	9,680	205,932
Ryman Healthcare Limited	50,212	190,947
Ship Healthcare Holdings Incorporated	6,600	188,765
Sinopharm Group Company Limited	177,600	561,040
Sonic Healthcare Limited	69,727	956,521
Southern Cross Healthcare Limited †(a)	2,071	0
Suzuken Company Limited	16,200	563,653
Tenet Healthcare Corporation †	246,788	9,701,236
Toho Pharmaceutical	12,300	254,254
TOKAI Corporation	2,600	76,269
United Drug plc	34,039	147,842
UnitedHealth Group Incorporated	138,400	7,397,480
Universal Health Services Class B	62,600	3,623,914
VCA Antech Incorporated «†	201,500	4,424,940
Vital KSK Holdings Incorporated	9,000	84,475
WellCare Health Plans Incorporated †	86,000	4,918,340
WellPoint Incorporated	41,000	2,549,380

		156,451,516

Health Care Technology: 0.22%
Allscripts Healthcare Solutions Incorporated †	135,143	1,719,019
athenahealth Incorporated «†	72,163	6,768,168

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	55

Security name	Shares	Value

Health Care Technology (continued)
Cerner Corporation †	116,162	$10,159,529

		18,646,716

Life Sciences Tools & Services: 0.54%
Bio-Rad Laboratories Incorporated †	40,067	4,936,254
BTG plc †	29,198	145,730
Covance Incorporated «†	43,937	2,925,765
Divi’s Laboratories Limited	12,947	240,354
Furiex Pharmaceuticals Incorporated †	4,299	159,321
Gerresheimer AG	3,694	212,802
Illumina Incorporated «†	97,257	4,875,493
Lonza Group AG	5,820	363,556
Mettler-Toledo International Incorporated «†	24,160	5,141,248
Nordion Incorporated	2,000	14,061
PerkinElmer Incorporated	228,400	7,804,428
QIAGEN NV †	18,724	397,966
TECHNE Corporation	68,896	4,684,239
Thermo Fisher Scientific Incorporated	82,200	6,066,360
Waters Corporation †	69,265	6,422,251

		44,389,828

Pharmaceuticals: 3.28%
AbbVie Incorporated	214,138	7,905,975
Actavis Incorporated †	101,740	8,664,178
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	70,104	7,600,676
Almirall SA	1,065	13,529
Aspen Pharmacare Holdings Limited	64,699	1,171,191
Astellas Pharma Incorporated	89,000	4,810,551
AstraZeneca plc	110,885	5,038,973
Auxilium Pharmaceuticals Incorporated †	96,243	1,640,943
Bayer AG	73,443	7,273,720
Bristol-Myers Squibb Company	223,577	8,265,642
Cadila Healthcare Limited	9,434	131,890
Cardiome Pharma Corporation †	3,906	1,591
Celltrion Incorporated	34,143	846,618
China Shineway Pharmaceutical Group Limited	47,000	80,115
Chugai Pharmaceutical Company Limited	41,100	889,044
Cipla Limited India	66,901	442,502
Daiichi Sankyo Company Limited	129,400	2,316,049
Dainippon Sumitomo Pharma Company Limited	32,900	475,273
Dong A Pharmaceutical Company Limited (a)	1,734	198,569
Dr. Reddys Laboratories Limited	17,225	555,788
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	79,877
Eisai Company Limited	51,300	2,285,781
Elan Corporation plc	41,387	461,818
Eli Lilly & Company	138,300	7,559,478
Endo Pharmaceuticals Holdings Incorporated †	80,761	2,503,591
Faes Farma SA	10,346	30,459

56	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Pharmaceuticals (continued)
Financiere de Tubize	2,881	$134,880
Fuso Pharmaceutical Industries Limited	16,000	64,041
GlaxoSmithKline Pharmaceuticals Limited	4,235	164,321
GlaxoSmithKline plc	436,249	9,635,977
Glenmark Pharmaceuticals Limited	35,144	324,051
Green Cross Corporation	1,066	146,193
H. Lundbeck A/S	7,172	121,613
Hikma Pharmaceuticals plc	10,618	139,496
Hisamitsu Pharmaceutical Company Incorporated	15,000	869,026
Hospira Incorporated †	132,377	3,895,855
Hua Han Bio-Pharmaceutical Holdings Limited	158,976	46,736
Ipsen	1,094	37,871
Jazz Pharmaceuticals plc «†	93,324	5,429,590
Johnson & Johnson Services Incorporated «	375,476	28,577,478
Kaken Pharmaceutical Company Limited	17,000	295,836
Kissei Pharmaceutical Company Limited	7,200	142,462
Kyorin Company Limited	14,000	317,942
Kyowa Hakko Kogyo Company Limited	54,000	565,692
Lupin Limited	30,584	328,832
Meda AB Class A	25,008	282,275
Merck & Company Incorporated «	411,858	17,598,692
Merck KGaA	5,583	787,199
Mochida Pharmaceutical Company Limited	15,000	181,735
Mylan Laboratories Incorporated †	291,900	8,643,159
Nichi-Iko Pharmaceutical Company Limited	6,700	143,556
Nicholas Piramal India Limited	11,648	122,774
Nippon Shinyaku Company Limited	12,000	158,723
Novartis AG	240,344	16,321,237
Novo Nordisk AS Class B	38,793	6,774,928
Ono Pharmaceutical Company Limited	20,400	1,082,835
Orion Oyj Class A	3,628	107,993
Orion Oyj Class B	8,702	257,892
Perrigo Company «	70,313	7,957,322
Pfizer Incorporated	997,450	27,300,207
Pharmaxis Limited †	22,924	12,996
PT Kalbe Farma Tbk	4,452,500	594,373
Questcor Pharmaceuticals Incorporated «	116,300	3,791,380
Ranbaxy Laboratories Limited †	34,908	242,697
Recordati SpA	6,569	65,265
Richter Gedeon plc	3,533	540,105
Roche Holding AG	2,539	582,943
Roche Holding AG Genusschein	62,397	14,292,794
Rohto Pharmaceutical Company Limited	21,000	272,101
Salix Pharmaceuticals Limited †	99,533	4,862,187
Sanofi ADR «	9,844	464,735
Sanofi-Aventis SA	103,985	9,853,284
Santen Pharmaceutical Company Limited	15,600	698,457
Sawai Pharmaceutical Company Limited	2,800	303,895
Seikagaku Corporation	7,900	85,060
Shionogi & Company Limited	60,700	1,237,051

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	57

Security name	Shares	Value

Pharmaceuticals (continued)
Shire Limited plc	49,960	$1,565,101
Sigma Pharmaceuticals Limited	257,710	173,737
Sihuan Pharmaceutical Holdings Group limited	563,000	261,334
Stada Arzneimittel AG	5,207	203,464
Sun Pharmaceutical Industries Limited	80,181	1,182,193
Taisho Pharmaceutical Holding Company Limited	12,000	827,274
Takeda Pharmaceutical Company Limited «	134,900	6,978,590
Tanabe Seiyaku Company Limited	46,800	663,955
Teva Pharmaceutical Industries Limited	88,283	3,306,675
The United Laboratories International Holdings Limited †	52,500	25,453
Towa Pharmaceutical Company Limited	1,900	102,492
Triyards Holdings Limited †	7,100	4,529
Tsumura & Company	13,600	476,125
UCB SA	9,628	556,215
Valeant Pharmaceuticals International Incorporated †	25,857	1,743,859
Viropharma Incorporated «†	131,400	3,277,116
VIVUS Incorporated «†	197,000	2,111,840
Yuhan Corporation	1,877	309,417
Zeria Pharmaceutical Company Limited	6,000	90,625

		271,961,557

Industrials: 12.18%

Aerospace & Defense: 1.20%
Alliant Techsystems Incorporated	75,000	4,935,000
B/E Aerospace Incorporated †	83,300	4,382,413
BAE Systems plc	307,386	1,655,902
Bharat Electronics Limited	2,301	47,682
Bombardier Incorporated Class A	12,300	49,379
Bombardier Incorporated Class B	143,159	576,107
CAE Incorporated	20,200	197,446
Chemring Group plc	8,445	35,488
China Rongsheng Heavy Industry Group Company Limited	450,000	81,232
Cobham plc	107,360	376,882
Elbit Systems Limited	1,785	69,405
Engility Holdings Incorporated «†	34,193	645,222
Esterline Technologies Corporation †	61,560	4,243,331
European Aeronautic Defence & Space Company NV	36,721	1,878,332
Exelis Incorporated	430,443	4,442,172
Finmeccanica SpA †	34,904	171,612
General Dynamics Corporation	44,426	3,019,635
Hong Kong Aircraft Engineering Company Limited	10,000	148,280
L-3 Communications Holdings Incorporated	67,400	5,140,598
Lockheed Martin Corporation «	35,900	3,159,200
Meggitt plc	63,189	435,784
MTU Aero Engines Holdings	4,407	409,768
Northrop Grumman Corporation «	32,851	2,157,654
Orbital Sciences Corporation «†	141,300	2,088,414
Precision Castparts Corporation	33,196	6,194,042
QinetiQ plc	51,946	161,707

58	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Aerospace & Defense (continued)
Raytheon Company	45,600	$2,488,392
Rockwell Collins Incorporated «	100,400	6,035,044
Rolls-Royce Holdings plc	173,435	2,704,767
Saab AB	5,318	116,763
Safran SA	21,482	983,847
Singapore Technologies Engineering Limited	264,000	906,008
Spirit AeroSystems Holdings Incorporated †	253,900	4,420,399
Teledyne Technologies Incorporated †	73,454	5,404,745
Textron Incorporated	224,400	6,473,940
Thales SA	9,751	343,530
TransDigm Group Incorporated	36,040	5,129,934
Ultra Electronics Holdings	5,405	138,738
United Technologies Corporation	192,359	17,418,107
Zodiac Aerospace SA	3,466	389,967

		99,656,868

Air Freight & Logistics: 0.57%
Bollore Investissement	935	363,460
C.H. Robinson Worldwide Incorporated «	128,323	7,316,977
Deutsche Post AG	75,163	1,686,347
Expeditors International of Washington Incorporated	166,456	6,466,816
FedEx Corporation	66,600	7,021,638
Freightways Limited	37,588	138,279
Glovis Company Limited	4,581	869,388
Goodpack Limited	41,000	63,400
Hub Group Incorporated Class A †	70,701	2,667,549
Kintetsu World Express Incorporated	4,600	163,772
Mainfreight Limited	9,747	96,291
Oesterreichische Post AG	4,954	199,270
Panalpina Welttransport Holdings AG	1,522	160,595
PostNL †	25,238	59,737
Singapore Post Limited	260,000	252,988
The Shibusawa Warehouse Company Limited	12,000	45,183
TNT Express NV	39,387	298,246
Toll Holdings Limited	126,473	798,369
United Parcel Service Incorporated Class B	163,200	13,488,480
UTI Worldwide Incorporated	238,107	3,626,370
Yamato Holdings Company Limited	82,700	1,383,835

		47,166,990

Airlines: 0.43%
Air China	534,000	432,400
Air France-KLM †	16,025	170,384
Airasia Bhd	365,000	343,682
Alaska Air Group Incorporated †	139,898	7,211,742
All Nippon Airways Company Limited	215,000	440,716
Asiana Airlines †	21,610	118,744
Cathay Pacific Airways Limited	167,000	311,795
China Airlines †	594,775	245,878

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	59

Security name	Shares	Value

Airlines (continued)
Chorus Aviation Incorporated	63	$239
Deutsche Lufthansa AG	24,014	484,380
easyJet plc	22,179	335,457
Eva Airways Corporation †	355,165	224,465
International Consolidated Airlines - United Kingdom Exchange †	72,922	264,618
JetBlue Airways Corporation «†	521,870	3,162,532
Korean Air Lines Company Limited †	7,869	321,206
LAN Airlines SA	67,357	1,609,590
Malaysian Airline System Bhd †	46,134	10,972
Qantas Airways Limited †	203,671	342,226
Ryanair Holdings plc ADR	16,200	626,292
SAS AB †	22,716	51,281
Singapore Airlines Limited	90,200	793,183
Southwest Airlines Company	528,500	6,183,450
Thai Airways International PCL †	76,300	62,835
Turk Hava Yollari Anonim Ortakligi †	129,399	536,630
United Continental Holdings Incorporated «†	238,100	6,359,651
US Airways Group Incorporated «†	372,700	5,005,361
Virgin Australia Holdings Limited	177,317	75,165
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	11,787	249,170

		35,974,044

Building Products: 0.51%
A.O. Smith Corporation «	77,200	5,522,116
Aica Kogyo Company Limited	12,200	203,092
Asahi Glass Company Limited	228,000	1,549,682
Assa Abloy AB Class B	30,983	1,228,800
Bunka Shutter Company Limited	12,000	59,942
Central Glass Company Limited	41,000	134,470
China National Building Material Company Limited	618,000	943,463
Compagnie de Saint-Gobain	39,146	1,561,576
Daikin Industries Limited	56,300	2,086,422
Dynasty Ceramic PCL	101,100	196,253
Fortune Brands Home & Security Incorporated †	130,441	4,506,737
Geberit AG	3,443	832,374
GWA International Limited	47,168	122,377
Hastie Group Limited †(a)	2,554	0
Hills Industries Limited	20,176	22,876
JS Group Corporation	55,900	1,145,863
Kaba Holding	280	121,658
KCC Corporation	1,033	271,886
Kingspan Group plc	16,453	191,174
Lennox International Incorporated	91,058	5,378,796
Lindab International AB	10,324	82,849
Masco Corporation	255,778	4,926,284
Nibe Industrier AB B Shares NPV	13,413	226,682
Nichias Corporation	22,000	116,776
Nippon Sheet Glass Company Limited	171,000	215,849

60	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Building Products (continued)
Nitto Boseki Company Limited	38,000	$147,999
Noritz Corporation	8,300	155,362
Owens Corning Incorporated †	83,600	3,244,516
Rockwool International AS A Shares	100	12,413
Rockwool International AS B Shares	400	49,688
Rovese SA †	79,290	27,202
Sankyo Tateyama Incorporated †	4,600	88,238
Sanwa Shutter Corporation	45,000	230,122
Sekisui Jushi Corporation	6,000	71,205
Taiwan Glass Industrial Corporation	343,581	328,651
Takara Standard Company Limited	24,000	173,482
Takasago Thermal Engineering Company	13,300	99,868
TOTO Limited	64,000	578,617
Trakya Cam Sanayi AS †	30,523	46,662
Ultratech Cement Limited GDR	1,352	46,422
Uponor Oyj	2,800	39,260
USG Corporation «†	177,400	5,006,228
Vanachai Group PCL	331,800	47,065
Wienerberger AG	10,742	116,401

		42,157,398

Commercial Services & Supplies: 1.12%
ABM Industries Incorporated	115,674	2,625,800
Aeon Delight Company Limited	8,900	157,567
Aggreko plc	25,249	649,636
Asahi Holdings Incorporated	8,000	156,738
Avery Dennison Corporation «	70,500	2,879,925
Babcock International Group plc	33,488	545,116
Brambles Limited	295,290	2,639,211
Brink’s Company	111,900	2,959,755
Bureau Veritas SA	5,895	760,309
Cabcharge Australia Limited	26,928	132,302
Cintas Corporation «	75,100	3,296,890
Clean Harbors Incorporated «†	105,204	5,418,006
Copart Incorporated †	84,990	2,901,559
Dai Nippon Printing Company Limited	124,000	1,090,301
Daiseki Company Limited	6,700	104,161
Davis Service Group plc	15,297	158,383
De La Rue plc	11,470	161,303
Deluxe Corporation «	116,838	4,636,132
Downer EDI Limited †	76,754	432,770
Duskin Company Limited	11,300	222,977
Edenred	13,908	481,176
G4S plc	126,965	558,768
Gategroup Holding AG	1,692	33,847
GEO Group Incorporated	163,602	5,650,813
Herman Miller Incorporated	134,100	3,218,400
HNI Corporation «	103,600	3,269,616
HomeServe plc	13,090	46,965

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	61

Security name	Shares	Value

Commercial Services & Supplies (continued)
IHS Incorporated Class A †	40,123	$4,263,069
Intertek Group plc	15,050	762,347
Intrum Justitia AB	10,031	179,917
Itoki Corporation	1,000	5,394
KEPCO Plant Service & Engineering Company Limited	3,274	158,738
Kokuyo Company Limited	21,900	149,560
Kyodo Printing Company Limited	6,000	16,312
Loomis AB	8,827	169,241
Marfin Investment Group SA †	31,243	17,499
Matsuda Sangyo Company Limited	1,800	25,071
Meitec Corporation	7,200	187,205
Michael Page International plc	20,623	134,311
Mine Safety Appliances Company	71,200	3,335,720
Mineral Resources Limited	28,555	328,718
MITIE Group plc	40,984	178,379
Mitsubishi Pencil Company Limited	5,700	109,462
Moshi Moshi Hotline Incorporated	8,300	117,305
Nippon Kanzai Company Limited	500	8,421
Nissha Printing Company Limited †«	7,200	133,762
Okamura Corporation	20,000	130,111
Oyo Corporation	3,900	47,251
Parexel International Corporation †	2,000	69,380
Park24 Company Limited	21,100	385,623
Pilot Corporation	29	74,745
Pitney Bowes Incorporated «	142,000	1,860,200
PMP Limited	14,400	3,089
Poyry Oyj	835	4,480
Programmed Maintenance Services Limited	9,887	23,733
Progressive Waste Solutions Limited	12,017	250,420
Prosegur Compania de Seguridad SA	26,730	157,038
Randstad Holdings NV	8,837	375,707
Regus plc	55,194	111,699
Relo Holdings Incorporated	2,000	77,786
Rentokil Initial plc	129,934	182,431
Republic Services Incorporated «	41,300	1,298,472
Ritchie Bros Auctioneers Incorporated «	6,229	141,040
RPS Group plc	38,863	143,737
RR Donnelley & Sons Company «	413,700	4,319,028
S1 Corporation Incorporated (Korea)	5,118	328,494
SAI Global Limited	30,137	111,436
Salmat Limited	5,981	16,129
Sato Corporation	7,500	141,358
Secom Company Limited	40,800	2,095,242
Securitas AB	25,461	237,194
SEEK Limited	58,955	608,218
Serco Group plc	48,699	421,479
SGS SA	519	1,318,957
Shanks Group plc	6,285	7,866
Societe BIC SA	2,766	322,873
Sohgo Security Services Company Limited	15,700	211,050

62	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Commercial Services & Supplies (continued)
Stantec Incorporated	3,535	$146,268
Stericycle Incorporated «†	68,431	6,563,902
Taiwan Secom Company Limited	64,000	144,366
Temp Holdings Company Limited	5,500	83,191
Tomra Systems ASA	7,776	75,177
Toppan Forms Company Limited	6,500	56,241
Toppan Printing Company Limited	124,000	834,783
Transcontinental Incorporated Class A	3,424	41,603
Transfield Services Limited	84,761	169,695
Transpacific Industries Group Limited †	162,245	150,810
Uchida Yoko Company Limited	2,000	5,481
United Stationers Incorporated «	92,300	3,341,260
Waste Connections Incorporated	244,348	8,359,145
Waste Management Incorporated	59,453	2,218,786

		93,135,831

Construction & Engineering: 0.72%
Abengoa SA	2,020	5,704
Abengoa SA B Shares †	8,080	21,119
Actividades de Construccion y Servicios SA	12,721	302,264
AECOM Technology Corporation †	78,700	2,385,397
Aecon Group Incorporated	8,690	101,541
Aegion Corporation «†	90,128	2,165,776
Aker Solutions ASA	17,388	342,568
Arcadis NV	6,310	176,294
Ausenco Limited	9,573	39,505
Balfour Beatty plc	61,174	264,863
Bilfinger Berger AG	3,681	386,573
Bodycote plc	11,594	96,034
Bouygues SA	15,976	451,355
Budimex SA	489	11,389
Cardno Limited	32,497	237,670
Carillion plc	47,881	224,596
CH Karnchang PCL	184,900	156,932
Chicago Bridge & Iron Company NV	16,865	903,795
China Communications Construction Company Limited	1,015,779	961,346
China State Construction International Holdings Limited	316,000	443,303
Chiyoda Corporation	33,000	411,921
Chudenko Corporation	6,500	70,757
Chugai Ro Company Limited	15,000	40,943
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	601,299
Comsys Holdings Corporation	25,400	336,237
CTCI Corporation	123,000	246,442
Daelim Industrial Company Limited	5,332	476,166
Daewoo Engineering & Construction Company Limited †	31,654	265,726
Dialog Group Bhd	359,032	270,683
Doosan Heavy Industries & Construction Company Limited	13,384	541,997
Eiffage SA	4,842	213,697
EMCOR Group Incorporated	132,432	5,107,902

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	63

Security name	Shares	Value

Construction & Engineering (continued)
FLSmidth & Company AS	5,428	$370,632
Fluor Corporation «	132,600	8,207,940
Fomento de Construcciones y Contratas SA	2,658	31,037
Gamuda Bhd	314,200	390,399
Granite Construction Incorporated «	81,700	2,540,053
GS Engineering & Construction Corporation	8,962	453,552
Hellenic Technodomiki Tev SA †	6,620	17,545
Hibiya Engineering Limited	6,000	64,279
Hochtief AG †	4,214	283,552
Housing & Construction Holdings Limited	10,493	21,733
Housing Development Finance Corporation	325,744	4,536,347
Hyundai Development Company	13,643	311,836
Hyundai Engineering & Construction Company Limited	15,750	994,898
IJM Corporation Bhd	221,620	367,873
Impregilo SpA	13,306	69,243
Imtech NV «	9,742	108,974
Interserve plc	5,387	40,347
IRB Infrastructure Developers Limited	22,390	46,587
Italian-Thai Development PCL †	82,400	17,865
JGC Corporation	50,000	1,379,868
Kajima Corporation	203,000	600,086
Kandenko Company Limited	21,000	100,593
KBR Incorporated	104,400	3,172,716
KEPCO Engineering & Construction Company Incorporated	1,785	140,944
Kier Group plc	2,848	55,606
Kinden Corporation	32,000	212,321
Koninklijke Bam Groep NV	27,683	112,762
Koninklijke Boskalis Westminster NV	6,958	298,137
Kvaerner ASA	10,061	23,134
Kyowa Exeo Corporation	21,600	232,802
Kyudenko Corporation	10,000	48,333
Lanco Infratech Limited †	198,580	38,508
Larsen & Toubro Limited	24,964	627,622
Larsen & Toubro Limited SP GDR	5,341	136,997
Leighton Holdings Limited	28,368	684,135
Macmahon Holdings Limited	139,645	44,219
Maeda Corporation	31,000	131,438
Maeda Road Construction Company Limited	12,000	172,057
Malaysia Marine and Heavy Engineering	135,600	177,699
Mirait Holdings Corporation	21,600	209,964
Monadelphous Group Limited «	16,637	422,808
NCC AB	8,600	224,062
NEC Networks & System Integration Corporation	5,800	109,255
Nippo Corporation	8,000	105,125
Nippon Densetsu Kogyo Company Limited	8,000	80,872
Nippon Koei Company Limited	7,000	24,922
Nishimatsu Construction Company Limited	77,000	137,070
Obayashi Corporation	135,000	694,735
Obrascon Huarte Lain SA	3,542	118,150
Okumura Corporation	38,000	159,068

64	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Construction & Engineering (continued)
Orascom Construction Industries †	19,126	$734,610
Outotec Oyj	3,997	263,262
Peab AB	21,523	125,263
Penta-Ocean Construction Company Limited «	55,000	143,004
Polimex Mostostal SA †	86,564	14,713
Power Line Engineering PCL	244,400	31,710
Punj Lloyd Limited	22,537	16,818
PYI Corporation Limited	111,318	2,785
Sacyr Vallehermoso SA †	7,402	16,293
Samsung Engineering Company Limited	7,013	997,393
Sanki Engineering Company Limited	10,000	54,914
Shimizu Corporation	138,000	443,672
Sho-Bond Holdings Company Limited	4,700	171,389
Sino Thai Engineering & Construction PCL	291,300	367,185
Skanska AB	34,816	618,004
SNC-Lavalin Group Incorporated	14,400	650,985
Socam Development Limited	34,063	41,285
Strabag SE	1,052	25,889
Taihei Dengyo Kaisha Limited	7,000	40,857
Taikisha Limited	8,000	174,776
Taisei Corporation	216,000	638,515
Tekfen Holding AS	24,015	99,058
Toa Corporation	31,000	45,819
Toda Corporation	49,000	109,958
Toenec Corporation	9,000	46,510
Tokyo Energy & Systems Incorporated	1,000	5,276
Tokyu Construction Company Limited	17,380	42,939
Toshiba Plant Systems & Services Corporation	6,000	76,837
Totetsu Kogyo Company Limited	5,900	84,977
Toyo Engineering Corporation	28,000	131,406
United Construction Group Limited	30,880	322,048
United Engineers	59,000	157,219
URS Corporation	54,400	2,298,944
Vinci SA	53,749	2,487,597
Voltas Limited	51,077	74,214
WS Atkins plc	8,888	117,172
YIT Oyj	11,040	246,611
Yokogawa Bridge Holdings Corporation	8,000	68,961

		59,801,362

Electrical Equipment: 0.89%
ABB Limited	190,324	4,347,420
ABB Limited (India)	14,757	155,734
Acuity Brands Incorporated «	84,722	5,772,110
Alstom SA	18,867	832,555
AMETEK Incorporated	193,468	8,092,766
Babcock & Wilcox Company	236,818	6,398,822
Bekaert SA	3,186	86,663
Bharat Heavy Electricals limited	122,363	452,409

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	65

Security name	Shares	Value

Electrical Equipment (continued)
Brady Corporation Class A	90,400	$3,078,120
China High Speed Transmission Equipment Group Company Limited †	130,000	65,205
Chiyoda Integre Company Limited	1,900	21,831
Cosel Company Limited	4,900	55,085
Crompton Greaves Limited	60,032	100,136
Daihen Corporation	18,000	56,317
Denyo Company Limited	3,200	40,911
Eaton Corporation plc	61,757	3,827,081
Elswedy Cables Holding Company	9,692	29,491
Fuji Electric Holdings Company Limited	123,000	351,656
Fujikura Limited	69,000	215,136
Furukawa Electric Company Limited †	135,000	305,858
Futaba Corporation	6,900	76,377
Gamesa Corporation Tecnologica SA	8,248	24,821
GrafTech International Limited «†	289,435	2,138,925
GS Yuasa Corporation «	79,000	342,626
Hitachi Cable Limited †«	28,000	43,198
Huber & Suhner AG	893	44,350
Idec Corporation	4,700	42,746
Johnson Electric Holdings Limited	219,000	156,154
Legrand SA	21,504	988,645
Lite-On IT Corporation	95,980	106,061
LS Cable Limited	4,511	364,521
LS Industrial Systems Company Limited	3,641	224,615
Mabuchi Motor Company Limited	5,800	285,338
Mitsubishi Electric Corporation	408,000	3,323,336
Neo Neon Holdings Limited †	163,500	40,898
Nexans SA	1,685	84,144
NGK Insulators Limited	58,000	625,742
Nidec Copal Corporation	2,800	19,182
Nidec Corporation	24,504	1,438,146
Nippon Signal Company Limited	10,900	84,905
Nissin Electric Company Limited	8,000	39,530
Nitto Kogyo Corporation	9,700	143,684
Nordex AG †	816	4,261
Ormat Industries †	3,095	18,168
Polypore International Incorporated «†	92,900	3,556,212
Prysmian SpA	18,370	400,275
Q-Cells AG †	3,594	183
Regal-Beloit Corporation	88,571	6,844,767
Roper Industries Incorporated	78,345	9,762,570
Samsung Electro-Mechanics Company Limited	11,541	1,017,861
Sanyo Denki Company Limited	6,000	31,783
Schneider Electric SA	49,188	3,783,687
SGL Carbon AG «	3,056	129,627
Shihlin Electric	118,000	143,290
Showa Electric Wire	47,000	40,058
Silitech Technology Corporation	35,029	65,937
Solarworld AG	3,922	6,226
Sumitomo Electric Industries Limited	151,000	1,759,413

66	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Electrical Equipment (continued)
Suzlon Energy Limited †	89,769	$26,400
TECO Electric & Machinery Company Limited	303,000	244,113
Toyo Tanso Company Limited	1,300	30,505
Ushio Incorporated	25,200	276,768
Vestas Wind Systems AS †«	15,405	110,042
Walsin Lihwa Corporation †	600,000	209,261
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	98,000	324,114

		73,708,771

Electronic Equipment, Instruments & Components: 0.00%
Neo Holdings Company Limited †(a)	2,874	1,327

Industrial Conglomerates: 1.02%
Aboitiz Equity Ventures Incorporated	548,400	790,365
Aditya Birla Nuvo Limited	5,674	104,756
Alfa SA de CV	608,100	1,463,017
Antarchile SA	32,607	579,067
Berjaya Corporation Bhd	359,200	62,763
Bidvest Group Limited	55,318	1,461,253
Boustead Holdings Bhd	80,800	125,494
CITIC Pacific Limited	268,000	411,904
CJ Corporation	4,217	582,219
Clal Industries and Investments	2,926	11,322
Compagnie Industriali Riunite	19,942	20,503
CSR Limited	79,537	161,674
Danaher Corporation «	132,694	8,173,950
DCC plc - Ireland Exchange	6,622	232,776
DCC plc - United Kingdom Exchange	2,629	92,106
Delek Group Limited	312	82,542
Discount Investment Corporation †	1,353	4,376
DMCI Holdings Incorporated	161,600	212,632
Dogan Sirketler Grubu Holdings †	170,145	102,152
Doosan Corporation	1,651	196,688
Empresas Copec SA	108,110	1,679,933
Enka Insaat Ve Sanayi AS	75,824	230,990
Gallant Venture Limited †	21,000	4,833
General Electric Company	1,420,607	32,986,495
Haw Par Corporation Limited	25,000	151,405
Hong Leong Asia Limited	11,000	15,677
Hutchison Whampoa Limited	437,000	4,707,740
Jaiprakash Associates Limited	205,052	262,133
Jardine Matheson Holdings Limited	48,069	3,043,729
Jardine Strategic Holdings Limited	39,310	1,509,504
JG Summit Holdings	527,200	512,159
Katakura Industries Company Limited	5,400	52,957
Keihan Electric Railway Company Limited	109,000	453,922
Keppel Corporation Limited	270,051	2,538,270
Koc Holding AS	114,838	603,923
Koninklijke Philips Electronics NV	85,006	2,410,476

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	67

Security name	Shares	Value

Industrial Conglomerates (continued)
KOPEX SA †	1,096	$5,295
LG Corporation	27,849	1,694,871
Malaysian Resources Corporation Bhd	265,450	110,801
Miramar Hotel & Investment Company Limited	9,000	13,229
MMC Corporation Bhd	109,200	88,689
NWS Holdings Limited	260,860	496,453
Orkla ASA	72,715	595,202
Quinenco SA	50,608	176,433
Rheinmetall Berlin	3,555	195,628
Samsung Techwin Company Limited	9,105	548,238
SembCorp Industries Limited	165,000	704,821
Shanghai Industrial Holdings Limited	103,000	336,002
Siemens AG	71,202	7,401,295
Siemens India Limited	21,727	201,396
Sime Darby Bhd	515,140	1,535,169
SK Corporation	6,862	1,115,334
SM Investments Corporation	52,375	1,344,798
Smiths Group plc	35,162	672,649
Sonae SGPS SA	38,828	35,991
Thyssenkrupp AG †	36,326	819,274
Tokai Holdings Corporation	26,800	87,030
Wendel	3,495	384,926
Yazicilar Holding AS	9,222	98,687

		84,697,916

Machinery: 2.85%
Aalberts Industries NV	10,766	238,242
AG Growth International Incorporated	1,000	33,542
AGCO Corporation	68,600	3,531,528
Aida Engineering Limited	11,300	90,093
Airtac International Group	15,000	88,498
Alfa Laval AB	28,699	667,842
Amada Company Limited	76,000	496,062
Amano Corporation	12,600	119,896
Andritz AG	5,906	416,525
Asahi Diamond Industrial Company Limited	12,000	109,267
ASAHI INTECC Company Limited	2,300	110,422
Ashok Leyland Limited	317,592	129,886
Asian Insulators PCL	395,800	149,007
Atlas Copco AB Class A	57,403	1,668,640
Atlas Copco AB Class B	33,986	879,682
ATS Automation Tooling Systems Incorporated †	4,800	44,730
Austal Limited †	9,718	5,956
Bando Chemical Industries Limited	15,000	47,416
Bradken Limited «	23,580	174,381
Briggs & Stratton Corporation «	109,060	2,667,608
Bucher Industries AG	862	188,899
Cargotec Corporation	3,652	112,617
Caterpillar Incorporated «	149,200	13,781,604

68	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Machinery (continued)
Chart Industries Incorporated «†	59,800	$4,339,088
CKD Corporation	12,000	81,692
Clarcor Incorporated «	99,638	5,080,542
Colfax Corporation «†	2,664	115,618
Construcciones y Auxiliar de Ferrocarriles SA	139	59,641
Cosco Corporation Singapore Limited	120,000	90,116
CSBC Corporation Taiwan	43,102	25,782
Cummins India Limited	13,858	121,488
Daido Metal Company Limited	17,000	144,525
Daifuku Company Limited	21,500	157,266
Deere & Company	89,300	7,843,219
Donaldson Company Incorporated	108,100	3,894,843
Doosan Infracore Company Limited †	19,520	284,825
Dover Corporation «	128,200	9,403,470
Ebara Corporation	76,000	295,177
FANUC Limited	36,100	5,573,320
Flowserve Corporation	39,800	6,387,900
Fuji Machine Manufacturing Company Limited	17,200	135,462
Fujitec Company Limited	13,000	105,750
Furukawa Company Limited †	61,000	70,418
GEA Group AG	16,445	585,588
Georg Fischer AG	456	207,007
Gildemeister AG	3,643	90,271
Glory Limited	13,000	297,896
Graco Incorporated	48,400	2,812,040
Haitian International Holdings Limited	106,000	136,949
Hanjin Heavy Industries & Construction Company Limited †	9,253	77,164
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	12,190
Harsco Corporation	160,700	3,853,586
Hexagon AB	23,900	681,442
Hino Motors Limited	62,000	654,850
Hisaka Works Limited	5,000	47,416
Hitachi Construction Machinery Company Limited «	18,600	427,224
Hitachi Metals Limited	32,000	299,320
Hitachi Zosen Corporation	153,000	237,696
Hiwin Technologies Corporation	53,550	448,380
Hoshizaki Electric Company Limited	12,000	329,097
Hosokawa Micron Corporation	4,000	34,912
Hyundai Heavy Industries Company Limited	9,121	1,806,806
Hyundai Mipo Dockyard Company Limited	2,652	289,000
IDEX Corporation	164,563	8,381,194
Illinois Tool Works Incorporated	57,600	3,542,400
IMI plc	33,411	619,892
Ingersoll-Rand plc «	38,000	2,000,700
Iseki & Company Limited	44,000	154,278
Ishikawajima-Harima Heavy Industries Company Limited «	278,000	779,804
Jain Irrigation Systems Limited	39,865	43,891
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,147
Japan Steel Works	72,000	421,016
Jaya Holdings Limited	61,000	35,711

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	69

Security name	Shares	Value

Machinery (continued)
JTEKT Corporation	46,600	$464,542
Juki Corporation †«	7,000	10,875
Kawasaki Heavy Industries Limited	321,000	1,021,631
KCI Konecranes Oyj	3,753	136,849
Kitz Corporation	21,100	104,259
Komatsu Limited	187,030	4,717,619
Komori Corporation	11,000	116,895
Kone Oyj «	19,229	1,556,474
Krones AG	626	40,757
Kubota Corporation	224,865	2,714,683
Kurita Water Industries Limited	21,400	427,584
Kyokuto Kaihatsu Kogyo Company	6,900	72,208
Lincoln Electric Holdings Incorporated	65,482	3,670,266
Lonking Holdings Limited «	385,000	103,751
Makino Milling Machine Company Limited	25,000	168,573
Makita Corporation	26,900	1,218,902
Makita Corporation ADR	1	45
MAN AG	3,130	359,601
Manitowoc Company Incorporated «	307,046	5,686,492
Max Company Limited	6,000	74,247
Meidensha Corporation	41,000	126,065
Melrose Industries plc	114,459	449,207
Metso Oyj	12,945	556,021
Meyer Burger Technology AG †«	5,526	47,873
Minebea Company Limited «	73,000	260,686
Mitsubishi Heavy Industries Limited	642,000	3,560,125
Mitsui Engineering & Shipbuilding Company Limited	152,000	295,177
Miura Company Limited	7,400	180,829
Morgan Crucible Company	21,660	96,639
Mori Seiki Company Limited	18,400	196,923
Morita Holdings Corporation	7,000	60,114
Mueller Industries Incorporated	55,800	2,967,444
Nabtesco Corporation	21,700	400,100
Nachi-Fujikoshi Corporation	45,000	179,631
Namura Shipbuilding Company Limited	1,000	6,743
Navistar International Corporation «†	181,821	4,514,615
Nippon Sharyo Limited	14,000	59,057
Nippon Thompson Company Limited	13,000	59,046
Nippon Valqua Industries Limited	4,000	10,616
Nitta Corporation	3,300	61,165
Nitto Kohki Company Limited	2,300	46,104
NKT Holding AS	1,131	45,504
Nordson Corporation	112,242	7,116,143
NORITAKE Company Limited	17,000	43,101
NSK Limited	90,000	702,017
NTN Corporation	101,000	284,400
OILES Corporation	4,980	96,387
Okuma Corporation	29,000	210,249
Organo Corporation	6,000	33,013
OSG Corporation	18,700	254,606

70	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Machinery (continued)
Oshkosh Corporation †	64,600	$2,490,976
Pall Corporation «	87,600	5,972,568
Pentair Limited	150,606	8,022,782
Rotork plc	7,725	334,232
Ryobi Limited	20,000	48,549
Samsung Heavy Industries Company Limited	39,520	1,410,614
Sandvik AB	105,184	1,709,317
Sany Heavy Equipment International Holdings Company Limited	183,000	82,585
Sasebo Heavy Industries Company Limited	4,000	4,920
Scania AB Class B	29,534	614,664
Schindler Holding AG	2,474	372,169
Schindler Holding AG (Participation Certificate)	5,042	781,072
SembCorp Marine Limited	147,200	533,695
Shima Seiki Manufacturing Limited	4,400	94,276
Shin Zu Shing Company Limited	13,649	43,959
Shinmaywa Industries Limited	11,000	80,224
Singamas Container Holding	180,000	51,524
Sinotruk Hong Kong Limited	86,000	59,214
Sintokogio Limited	10,700	98,354
SKF AB Class A	976	23,980
SKF AB Class B	35,091	863,249
SMC Corporation	13,000	2,255,259
Snap-On Incorporated	46,694	3,748,127
Sodick Company Limited	9,500	51,451
Spirax-Sarco Engineering plc	8,094	295,556
STX Corporation Company Limited †	5,248	36,543
Sulzer AG	2,037	356,633
Sumitomo Heavy Industries Limited	116,000	511,857
Sumitomo Rubber Industries	36,300	565,511
Tadano Limited	23,000	214,640
TAKUMA Company Limited	14,000	91,984
Tata Motors Limited ADR «	10,088	273,788
Terex Corporation «†	256,100	8,402,641
The Middleby Corporation «†	37,300	5,569,263
The Timken Company	56,300	3,058,216
Thermax India Limited	11,575	123,516
THK Company Limited	25,700	479,951
Tocalo Company Limited	2,700	42,645
Torishima Pump Manufacturing Company Limited	4,800	40,289
Toro Company	116,870	5,270,837
Toromont Industries Limited	6,843	152,819
Toshiba Machine Company Limited	18,000	88,553
Trelleborg AB Class B	21,858	309,920
Trinity Industries Incorporated	182,979	7,912,012
Tsubakimoto Chain Company	30,000	150,502
Tsugami Corporation	18,000	101,370
Tsukishima Kikai Company Limited	5,000	45,690
Union Tool Company	2,300	42,705
United Tractors	352,380	703,775
Vallourec SA	10,878	579,858

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	71

Security name	Shares	Value

Machinery (continued)
Valmont Industries Incorporated	18,477	$2,911,051
Vesuvius plc	23,880	138,641
Volvo AB Class A	43,600	653,589
Volvo AB Class B	123,599	1,853,775
Vossloh AG	978	102,734
Wabtec Corporation	95,290	9,318,409
Wartsila Oyj	17,118	791,133
WEG SA	44,600	596,875
Weir Group plc	19,255	684,701
Woodward Governor Company	119,800	4,484,114
Xylem Incorporated	131,435	3,614,463
Yangzijiang Shipbuilding Holdings Limited	446,000	347,537
Zardoya-Otis SA	10,396	146,719
Zoomlion Heavy Industry Class H «	306,400	404,551

		236,074,331

Marine: 0.16%
A P Moller Maersk AS Class A	40	307,862
A P Moller Maersk AS Class B	129	1,031,702
Chinese Maritime Transport Limited	6,000	7,421
Compagnie Maritime Belge SA	227	4,253
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	785,367
Daiichi Chuo Kisen Kaisha †«	12,000	10,875
DS Norden AS	1,300	41,379
Evergreen Marine Corporation (Taiwan) Limited †	333,298	215,159
Hanjin Shipping Company Limited †	16,785	169,737
Hanjin Shipping Holding Company †	11,912	62,485
Hyundai Merchant Marine Company Limited †	14,287	234,857
Iino Kaiun Kaisha Limited	9,500	54,218
Inui Steamship Company Limited †	1,100	3,774
Kawasaki Kisen Kaisha Limited †	178,000	399,439
Kirby Corporation «†	44,118	3,352,086
Kuehne & Nagel International AG	4,678	538,022
Malaysian Bulk Carriers Bhd	14,000	6,840
Matson Incorporated	97,649	2,510,556
MISC Bhd †	83,700	142,727
Mitsui OSK Lines Limited	228,000	799,439
Neptune Orient Lines Limited †	184,000	175,323
Nippon Yusen Kabushiki Kaisha	322,000	809,429
Orient Overseas International Limited	30,500	214,919
Precious Shipping PCL	70,800	39,029
Regional Container Lines PCL †	73,800	17,489
Shih Wei Navigation Company Limited	31,652	22,715
Shinwa Kaiun Kaisha Limited †	2,000	2,827
Shipping Corporation of India Limited †	33,100	28,504
Shun Tak Holdings Limited	294,250	163,523
Sincere Navigation Corporation	128,800	116,509
STX Offshore & Shipbuilding Company Limited †	6,438	39,538
STX Pan Ocean Company Limited-Korea Exchange †	3,981	17,849

72	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Marine (continued)
STX Pan Ocean Company Limited-Singapore Exchange †	9,000	$42,151
Taiwan Navigation Company Limited	20,000	16,255
Thoresen Thai Agencies PCL	114,576	62,391
U-Ming Transport Corporation	113,000	176,258
Wan Hai Lines Limited †	209,212	114,538
Yang Ming Marine Transport †	285,357	136,586

		12,874,031

Professional Services: 0.50%
Acacia Research-Acacia Technologies †	99,300	2,776,428
ADECCO SA	12,375	705,691
Arkema SA	5,927	602,171
Capita plc	61,090	763,192
Corporate Executive Board Company	66,900	3,621,966
DS Smith plc	99,241	363,436
Dun & Bradstreet Corporation «	35,695	2,877,017
Equifax Incorporated	84,600	4,663,152
Hays plc	95,742	142,558
Heidelberger Druckmaschinen AG †	10,670	30,270
KANEKA Corporation	60,000	332,075
Manpower Incorporated	55,500	3,030,300
Nielsen Holdings NV	98,118	3,305,595
Robert Half International Incorporated	99,600	3,540,780
Teleperformance	6,361	261,844
Towers Watson & Company Class A	113,775	7,574,002
USG People NV	2,957	23,742
Verisk Analytics Incorporated Class A †	115,524	6,760,464

		41,374,683

Road & Rail: 1.15%
Asciano Group	170,137	969,729
Aurizon Holdings Limited	59,294	244,081
Canadian National Railway Company	38,300	3,887,009
Canadian Pacific Railway Limited	13,200	1,605,760
Central Japan Railway Company	36,000	3,499,407
ComfortDelGro Corporation Limited	275,000	426,357
Container Corporation of India	8,679	165,588
CSX Corporation	137,900	3,163,426
DSV AS	17,460	428,884
East Japan Railway Company	72,700	5,364,851
Evergreen International Storage & Transport Corporation	124,000	85,122
Firstgroup plc	54,848	161,089
Fukuyama Transporting Company Limited	37,000	196,397
Genesee & Wyoming Incorporated †	86,740	7,764,965
Go-Ahead Group plc	3,179	68,724
Hertz Global Holdings Incorporated «†	211,400	4,217,430
Hitachi Transport System Limited	8,700	122,864
J.B. Hunt Transport Services Incorporated	72,914	5,068,981
Kansas City Southern Railway Company «	87,618	9,022,025

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	73

Security name	Shares	Value

Road & Rail (continued)
Keihin Electric Express Railway Company Limited	101,000	$892,426
Keio Corporation	110,000	879,383
Keisei Electric Railway Company Limited	66,000	630,165
Kintetsu Corporation «	329,000	1,384,292
Knight Transportation Incorporated	135,400	2,120,364
Korea Express Company Limited †	2,016	214,107
Landstar System Incorporated	92,494	5,206,487
Maruzen Showa Unyu Company Limited	16,000	60,416
MTR Corporation Limited	233,208	962,228
Nagoya Railroad Company Limited	169,000	519,635
Nankai Electric Railway Company Limited	100,000	433,704
National Express Group plc	29,635	98,907
Nippon Express Company Limited	185,000	812,331
Nippon Konpo Unyu Soko Company Limited	12,800	178,418
Nishi-Nippon Railroad Company Limited	75,000	299,385
Norfolk Southern Corporation	42,300	3,090,015
Odakyu Electric Railway Company Limited	122,000	1,287,259
Old Dominion Freight Line Incorporated †	140,653	5,056,475
Ryder System Incorporated	37,136	2,087,043
Sagami Railway Company Limited	88,000	295,264
Sankyu Incorporated	56,000	258,582
SBS Transit Limited	1,684	2,053
Senko Company Limited	15,000	74,604
SMRT Corporation Limited	98,000	127,406
Stagecoach Group plc	49,321	222,597
Tobu Railway Company Limited	207,000	1,136,725
Tokyu Corporation	216,000	1,293,343
TransForce Incorporated	6,211	133,104
Transport International Holdings Limited	45,600	101,247
Union Pacific Corporation	107,300	14,711,903
Werner Enterprises Incorporated «	104,474	2,404,991
West Japan Railway Company	38,400	1,696,494

		95,134,042

Trading Companies & Distributors: 0.87%
Adani Enterprises Limited	63,989	253,639
Air Lease Corporation †	131,629	3,576,360
Applied Industrial Technologies Incorporated	83,700	3,633,417
Ashtead Group plc	39,588	309,293
Barloworld Limited	44,693	457,619
BayWa AG	313	15,728
Bunzl plc	31,676	605,962
Daewoo International Corporation	7,912	280,216
Daiichi Jitsugyo Company Limited	10,000	49,520
Emeco Holdings Limited	72,033	49,665
Fastenal Company «	61,724	3,186,810
Finning International Incorporated	13,600	344,599
GATX Corporation «	107,634	5,365,555
Grafton Group plc	18,582	115,816

74	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Trading Companies & Distributors (continued)
Hanwa Company Limited	40,000	$168,734
Inaba Denki Sangyo Company Limited	4,100	124,473
Itochu Corporation	301,400	3,479,318
Iwatani International Corporation	49,000	197,184
Japan Pulp & Paper Company Limited	25,000	83,612
Kanematsu Corporation †	81,000	121,469
Kloeckner & Company †	8,856	130,650
Marubeni Corporation	331,000	2,417,596
Misumi Group Incorporated	15,400	392,933
Mitsubishi Corporation	303,800	6,027,492
Mitsubishi Corporation ADR	33	1,316
Mitsui & Company Limited	346,200	5,131,932
Mitsui & Company Limited ADR	263	78,963
MSC Industrial Direct Company «	37,225	3,176,037
Nagase & Company Limited	24,600	275,751
Nichiden Corporation	3,600	81,873
Noble Group Limited	899,694	860,899
Okaya & Company Limited	5,500	57,261
Onoken Company Limited	700	6,495
Ramirent Oyj	11,459	121,178
Reece Australia Limited	12,985	309,571
Rexel SA	6,991	162,097
Russel Metals Incorporated	4,649	128,752
Samsung Corporation	31,134	1,903,420
Seven Network Limited	22,953	263,995
Shinwa Company Limited Nagoya	500	5,745
SIG plc	78,253	165,487
SK Networks Company Limited	31,860	235,090
Sojitz Corporation	240,500	368,443
Superior Plus Corporation «	9,992	111,135
Toyota Tsusho Corporation	45,600	1,162,015
Travis Perkins plc	20,695	399,977
Trusco Nakayama Corporation	3,400	66,430
United Rentals Incorporated «†	184,300	9,843,463
W.W. Grainger Incorporated «	13,680	3,097,973
Wakita & Company Limited	7,000	59,586
Watsco Incorporated «	59,195	4,609,515
WESCO International Incorporated «†	87,024	6,431,074
Wolseley plc	27,016	1,273,392
Yamazen Corporation	18,000	121,178
Yuasa Trading Company Limited	38,000	77,894

		71,975,597

Transportation Infrastructure: 0.19%
Abertis Infraestructuras SA	36,273	637,414
Aeroports de Paris	3,323	280,691
Airports of Thailand PCL	53,200	211,012
Ansaldo STS SpA	5,296	51,130
Atlantia SpA	28,791	498,042

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	75

Security name	Shares	Value

Transportation Infrastructure (continued)
Auckland International Airport Limited	185,755	$434,585
Bangkok Expressway PCL	48,400	69,956
BBA Aviation plc	37,408	144,882
Beijing Capital International Airport Company Limited Class H	316,000	248,543
Bintulu Port Holdings Bhd	6,400	14,496
China Merchants Holdings International Company Limited	232,196	805,363
Cia de Concessoes Rodoviarias	193,720	1,942,681
Cosco Pacific Limited	333,290	533,738
Flughafen Wien AG	155	9,287
Flughafen Zuerich AG	455	210,316
Fraport AG	3,869	229,929
Gemina SpA †	107,844	188,666
GMR Infrastructure Limited †	111,348	36,123
Groupe Eurotunnel SA	46,174	390,751
Hamburger Hafen Und Logistik AG	1,110	26,244
Hankyu Hanshin Holdings Incorporated	244,000	1,339,907
Hopewell Highway Infrastructure Limited	167,500	92,220
Hutchison Port Holdings Trust	977,000	791,370
International Container Term Services Incorporated	134,600	271,451
Japan Airport Terminal Company Limited	13,800	155,136
Kamigumi Company Limited	48,000	415,838
Koninklijke Vopak NV	6,083	437,665
Macquarie Atlas Roads Limited †	53,146	88,758
Malaysia Airports Holdings Bhd	100,762	178,343
Mitsubishi Logistics Corporation	30,000	487,755
Mitsui-Soko Company Limited	20,000	93,430
Mundra Port & Special Economic Zone Limited	99,788	254,308
Nissin Corporation	18,000	49,132
Pacific Basin Shipping Limited	252,000	148,491
Port of Tauranga Limited	9,453	109,329
PT Jasa Marga Tbk	395,500	227,146
SEINO Holdings Company Limited	34,000	255,669
SIA Engineering Company	42,000	166,521
Singapore Airport Terminal Services Limited	108,666	257,976
Societa Iniziative Autostradali e Servizi SpA	1,409	12,877
Sumitomo Warehouse Company Limited	29,000	165,822
Sydney Airport Holdings Limited	136,159	440,883
TAV Havalimanlari Holding AS	40,981	249,460
The Great Eastern Shipping Company Limited	13,632	59,434
Transurban Group	284,396	1,789,458
Veripos Incorporated †	2,340	9,171
Westshore Terminals Investment Corporation	8,100	206,496

		15,717,895

Information Technology: 14.30%

Communications Equipment: 1.28%
AAC Technologies Holdings Incorporated	146,500	622,412
Acme Packet Incorporated «†	114,100	3,329,438

76	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Communications Equipment (continued)
Aiphone Company Limited	2,600	$41,879
Alcatel SA †	228,967	319,853
Arris Group Incorporated †	260,100	4,512,735
Aruba Networks Incorporated «†	214,600	5,347,832
Brocade Communications Systems Incorporated †	323,236	1,813,354
BYD Electronic International Company Limited	64,000	23,106
Cisco Systems Incorporated	1,211,049	25,250,372
Comba Telecom Systems Holdings Limited	120,212	39,990
Compal Communications Incorporated †	40,025	42,256
D-Link Corporation	73,749	45,760
Denki Kogyo Company Limited	13,000	53,015
EVS Broadcast Equipment SA	552	35,349
F5 Networks Incorporated †	62,938	5,943,235
FUJITSU General Limited	11,000	86,633
Harris Corporation «	80,300	3,860,021
Hitachi Kokusai Electric Incorporated	9,000	75,251
HTC Corporation	165,691	1,559,092
Icom Incorporated	2,000	43,155
InterDigital Incorporated «	81,632	3,624,461
Japan Radio Company Limited †	2,000	6,408
Juniper Networks Incorporated †	410,584	8,490,877
Motorola Solutions Incorporated	38,742	2,410,140
Polycom Incorporated †	134,990	1,229,759
QUALCOMM Incorporated	388,697	25,510,184
Research in Motion Limited †«	42,015	569,571
Riverbed Technology Incorporated †	126,673	1,935,563
Spirent plc	75,771	176,446
Telefonaktiebolaget LM Ericsson Class A Shares	3,200	37,802
Telefonaktiebolaget LM Ericsson Class B Shares	272,819	3,309,313
Tellabs Incorporated «	826,664	1,678,128
Viasat Incorporated «†	79,900	3,752,104
VTech Holdings Limited	27,900	323,586
Zinwell Corporation	23,446	20,450

		106,119,530

Computers & Peripherals: 2.13%
3D Systems Corporation «†	146,400	5,410,944
Acer Incorporated †	625,517	565,191
Advantech Company Limited	61,701	276,018
Amtran Technology Company Limited	169,006	118,684
Apple Incorporated	214,588	94,719,143
Asustek Computer Incorporated	153,601	1,884,343
BenQ Corporation †	171,392	47,008
Catcher Technology Company Limited	145,614	668,629
Chicony Electronics Company Limited	114,242	301,773
Clevo Company	125,978	178,632
CMC Magnetics Corporation †	511,000	87,972
Compal Electronic Incorporated	929,754	658,491
Dell Incorporated	195,100	2,721,645

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	77

Security name	Shares	Value

Computers & Peripherals (continued)
Diebold Incorporated	145,036	$4,095,817
Eizo Nanao Corporation	3,500	59,170
Electronics For Imaging Incorporated †	106,878	2,464,607
Elitegroup Computer Systems	43,672	14,861
EMC Corporation «†	480,520	11,056,765
Foxconn Technology Company Limited	246,520	688,034
Fujitsu Limited	378,000	1,737,275
Gemalto NV	6,728	612,578
Gigabyte Technology Company Limited	100,000	89,068
Hewlett-Packard Company	265,815	5,353,514
Hon Hai Precision Industry Company Limited	2,129,726	5,954,358
Inventec Company Limited	871,583	350,081
Jess Link Products Company Limited †	37,143	31,414
Lenovo Group Limited	1,278,000	1,427,031
Lexmark International Incorporated «	150,400	3,311,808
Lite-On Technology Corporation	525,269	815,567
Logitech International SA «	18,355	123,959
Megachips Corporation	3,200	50,232
Melco Holdings Incorporated	2,000	37,393
Micro-Star International Company Limited	112,218	53,649
Mitac International Corporation	366,131	138,689
NEC Corporation †	500,149	1,235,669
NetApp Incorporated †	81,981	2,773,417
Pegatron Corporation †	375,150	514,253
QLogic Corporation †	212,800	2,421,664
Quanta Computer Incorporated	656,766	1,420,971
Ritek Corporation †	272,159	34,892
Seagate Technology plc	240,607	7,737,921
Seiko Epson Corporation «	26,800	258,777
Synaptics Incorporated †	66,200	2,301,112
Toshiba Corporation	806,000	3,713,043
TPV Technology Limited	122,000	40,899
Wacom Company Limited	80	287,841
Western Digital Corporation	157,000	7,404,120
Wincor Nixdorf AG	2,644	134,019
Wistron Corporation	433,665	486,343

		176,869,284

Electronic Equipment, Instruments & Components: 1.35%
AGFA-Gevaert NV †	9,100	17,940
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Alpine Electronics Incorporated	7,900	76,111
ALPS Electric Company Limited	34,900	226,667
Amphenol Corporation Class A «	127,734	9,051,231
Anixter International Incorporated	53,241	3,669,370
Anritsu Corporation	23,000	340,199
Arisawa Manufacturing Company Limited	3,400	11,885
Arrow Electronics Incorporated †	74,914	3,007,797
AU Optronics Corporation †	1,793,319	788,008

78	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Avnet Incorporated †	97,038	$3,426,412
Benchmark Electronics Incorporated «†	127,204	2,215,894
Calcomp Electronics PCL	243,600	30,952
Canon Electronics Incorporated	3,800	76,418
Celestica Incorporated NPV †	22,738	185,652
Cheng Uei Precision Industry Company Limited	71,855	137,618
Chroma ATE Incorporated	84,624	195,239
Chunghwa Picture Tubes Limited †	608,075	20,417
Ciena Corporation «†	199,780	3,044,647
Citizen Holdings Company Limited	63,500	344,595
CMK Corporation	4,800	17,400
Cognex Corporation	79,700	3,282,843
Corning Incorporated	204,300	2,576,223
Daishinku Corporation	6,000	18,384
Delta Electronics Incorporated	371,531	1,398,756
Delta Electronics Thailand PCL	22,600	28,867
Digital China Holdings Limited	160,000	251,277
Dolby Laboratories Incorporated Class A «	95,826	3,054,933
Electrocomponents plc	44,350	173,114
Enplas Corporation	3,900	168,093
ESPEC Corporation	3,600	27,887
Everlight Electronics Company Limited	83,210	120,342
Evertz Technologies Limited	1,640	25,524
FEI Company	75,800	4,801,172
Foxconn International Holdings Limited †	378,000	159,376
FUJIFILM Holdings Corporation	93,000	1,785,953
Hakuto Company Limited	4,800	45,519
Halma plc	39,753	297,074
Hamamatsu Photonics	14,100	559,801
Hana Microelectronics PCL	194,800	165,334
Hannstar Display Corporation †	806,481	109,696
Hioki EE Corporation	900	13,409
Hirose Electric Company Limited	6,300	761,247
Hitachi High Technologies Corporation	12,500	258,388
Hitachi Limited	891,000	4,998,597
Horiba Limited	8,200	256,112
Hosiden Corporation	12,200	74,103
Hoya Corporation	83,600	1,603,634
Ibiden Company Limited	27,700	433,625
Ingenico SA	5,239	317,366
Ingram Micro Incorporated Class A †	106,173	2,002,423
Innolux Display Corporation †	1,542,746	864,783
IPG Photonics Corporation «	23,100	1,369,599
Itron Incorporated «†	77,562	3,263,033
Jabil Circuit Incorporated	132,300	2,477,979
Japan Aviation Electronics Industry Limited	13,000	99,720
Japan Cash Machine Company Limited	2,900	26,876
Ju Teng International Holdings Limited	76,000	41,157
Kaga Electronics Company Limited	3,800	32,183
Keyence Corporation	8,600	2,422,548

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	79

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Kingboard Chemicals Holdings Limited	123,450	$376,450
Kingboard Laminates Holdings Limited	121,000	57,726
KOA Corporation	3,700	34,769
Kudelski SA	2,324	26,778
Kuroda Electric Company Limited	5,800	66,454
Kyocera Corporation	36,400	3,165,217
Kyocera Corporation ADR	30	2,617
Laird Group plc	37,748	141,961
Largan Precision Company Limited	21,244	580,209
LG Display Company Limited †	47,620	1,343,514
LG Innotek Company Limited †	2,021	141,288
Littelfuse Incorporated	42,851	2,835,451
MARUWA Company Limited	1,500	35,635
Matsushita Electric Industrial Company Limited	438,610	3,160,983
Mitsumi Electric Company Limited †	16,600	97,963
MMI Holdings Limited	225,444	558,958
Molex Incorporated «	97,691	2,707,018
Muramoto Electron (Thailand) PCL	300	1,790
Murata Manufacturing Company Limited	40,700	2,621,415
Nan Ya Printed Circuit Board Corporation	26,197	30,368
Nichicon Corporation	13,600	123,690
Nihon Dempa Kogyo Company Limited	3,200	32,832
Nippon Chemi-Con Corporation †	17,000	47,136
Nippon Electric Glass Company Limited	80,000	393,570
Oki Electric Industry Company Limited †	138,000	154,839
Omron Corporation	42,304	1,024,625
Optex Company Limited	2,730	34,666
Osaki Electric Company Limited	5,000	24,976
Pan-International Industrial †	59,176	50,601
Plexus Corporation †	80,500	1,960,980
Premier Farnell plc	32,868	109,697
Ryosan Company Limited	6,500	132,188
Ryoyo Electro Corporation	3,900	34,123
Samart Corporation PCL	379,400	243,581
Samsung SDI Company Limited	7,773	997,804
Sanshin Electronics Company Limited	5,100	34,554
Shimadzu Corporation	52,000	328,752
Sintek Photronic Corporation †	188,000	59,213
SMK Corporation	11,000	32,280
Spectris plc	9,963	358,966
Star Micronics Company Limited	6,100	62,060
Synnex Technology International Corporation	261,462	533,636
Taiyo Yuden Company Limited	21,700	238,562
Tamura Corporation	16,000	32,107
TDK Corporation «	24,900	859,640
TE Connectivity Limited «	56,515	2,267,947
Teikoky Tsushin Kogyo Company	2,000	3,841
TOKO Incorporated †«	14,000	41,083
Topcon Corporation «	11,400	110,569
Toyo Corporation	3,700	46,624

80	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
TPK Holding Company Limited	51,033	$983,092
Trimble Navigation Limited †	100,459	5,970,278
Tripod Technology Corporation	120,261	252,571
Truly International	22,000	8,652
Unimicron Technology Corporation	312,402	300,508
Universal Display Corporation «†	79,300	2,488,434
Venture Corporation Limited	49,000	337,904
Vishay Intertechnology Incorporated «†	302,454	3,989,368
Vishay Precision Group †	200	2,810
Wasion Group Holdings Limited	28,000	15,885
WBL Corporation Limited	16,000	56,718
Wintek Corporation †	398,484	191,029
WPG Holdings Company Limited	352,227	405,104
Yageo Corporation †	587,000	179,670
Yamatake Corporation	13,400	274,824
Yaskawa Electric Corporation	48,000	432,927
Yokogawa Electric Corporation	41,400	415,831
Yokowo Company Limited	3,200	15,467
Young Fast Optoelectronics Company Limited	13,071	25,002

		111,959,182

Internet Software & Services: 1.74%
Access Company Limited †	32	22,751
Akamai Technologies Incorporated †	139,948	5,172,478
AOL Incorporated «	193,985	7,158,047
Baidu.com Incorporated ADR «†	54,988	4,990,711
CoStar Group Incorporated †	53,400	5,379,516
Daum Communications Corporation †	2,430	214,539
eBay Incorporated †	265,608	14,523,445
Equinix Incorporated «†	38,772	8,202,217
G-Resources Group Limited †	4,605,000	261,256
Google Incorporated Class A †	60,742	48,666,490
Gourmet Navigator Incorporated	1,800	19,012
Gree Incorporated «	21,300	259,212
IAC/InterActive Corporation	64,140	2,613,705
Internet Initiative Japan Incorporated	4,200	111,423
J2 Global Incorporated «	98,930	3,529,822
Kakaku.com Incorporated	6,300	244,687
LinkedIn Corporation Class A †	53,908	9,066,247
Mixi Incorporated	4	7,259
Monster Worldwide Incorporated «†	265,800	1,360,896
NetEase.com Incorporated ADR	12,292	630,211
NHN Corporation	10,314	2,505,097
Open Text Corporation †	4,600	253,229
OpenTable Incorporated «†	44,600	2,479,760
Rackspace Hosting Incorporated «†	86,404	4,826,527
Telecity Group plc	21,802	309,249
Tencent Holdings Limited	219,100	7,576,799
Tiscali SpA †	588	31

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	81

Security name	Shares	Value

Internet Software & Services (continued)
United Internet AG	13,768	$324,715
ValueClick Incorporated «†	162,290	4,328,274
VeriSign Incorporated «†	122,400	5,605,920
WebMD Health Corporation †	98,534	2,177,601
White Energy Company Limited †«	56,094	12,032
Yahoo! Japan Corporation	2,552	1,080,656

		143,913,814

IT Services: 2.39%
Acxiom Corporation †	171,119	3,116,077
Alliance Data Systems Corporation «†	39,680	6,296,819
Amadeus IT Holding SA	32,197	823,882
Amdocs Limited	116,743	4,257,617
Atos Origin SA	4,678	347,448
Broadridge Financial Solutions Incorporated	86,513	1,985,473
Cap Gemini SA	14,926	734,549
CGI Group Incorporated †	24,400	644,752
Cielo SA	58,264	1,749,333
Cognizant Technology Solutions Corporation Class A †	68,487	5,257,747
Computer Sciences Corporation	122,500	5,883,675
Computershare Limited	90,286	938,827
Convergys Corporation «	250,477	4,155,413
Corelogic Incorporated †	193,956	5,025,400
Digital Garage Incorporated	35	91,757
DST Systems Incorporated	22,600	1,534,992
Euronet Worldwide Incorporated «†	109,700	2,648,158
Fidelity National Information Services Incorporated	178,500	6,720,525
Fiserv Incorporated «†	106,314	8,729,443
Gartner Incorporated †	75,000	3,732,000
HCL Technologies Limited	34,660	460,859
Hi Sun Technology China Limited †	309,000	47,412
Imagination Technologies Group plc †	20,088	155,420
Indra Sistemas SA	6,012	75,122
Ines Corporation	2,500	18,664
Infosys Technologies Limited	97,636	5,216,944
Infosys Technologies Limited ADR «	2,757	148,685
International Business Machines Corporation	242,246	48,650,264
Invensys plc	67,436	366,350
Iress Market Technology Limited	16,055	131,687
IT Holdings Corporation	24,806	341,755
Itochu Techno-Science Corporation	5,100	222,840
Lender Processing Services Incorporated	194,700	4,781,832
MasterCard Incorporated Class A	24,390	12,629,630
Maximus Incorporated	67,800	4,934,484
Mphasis Limited	22,655	157,717
NEC Fielding Limited	6,200	76,789
Net One Systems Company Limited	12,000	108,879
NeuStar Incorporated Class A †	52,300	2,293,355
Nihon Unisys Limited	9,400	73,525

82	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

IT Services (continued)
Nomura Research Institute Limited	23,800	$539,217
NS Solutions Corporation	2,600	50,519
NTT Data Corporation	248	787,425
OBIC Company Limited	1,450	307,239
Otsuka Corporation	4,000	406,085
Paychex Incorporated «	44,900	1,486,190
SAIC Incorporated «	200,749	2,372,853
Satyam Computer Services Limited †	135,961	295,388
SK C&C Company Limited	4,840	460,388
SMS Management & Technology Limited	7,620	41,486
Softbank Corporation	169,945	6,297,994
Tata Consultancy Services Limited	100,665	2,806,889
Tech Mahindra Limited	6,430	124,221
Teradata Corporation «†	134,701	7,820,740
TietoEnator Oyj	8,394	195,395
TKC AS	2,200	39,281
Total System Services Incorporated	116,950	2,778,732
Transcosmos Incorporated	4,400	59,670
Visa Incorporated «	118,911	18,864,041
Wex Incorporated «†	77,029	5,777,945
Wipro Limited	97,375	745,280
Wipro Limited ADR	11,871	113,962
Wirecard AG	9,255	243,228

		198,180,268

Office Electronics: 0.23%
Ability Enterprise Company Limited	40,000	37,733
Brother Industries Limited	49,100	513,831
Canon Incorporated	220,500	8,004,990
Canon Incorporated ADR	7	255
Konica Minolta Holdings Incorporated	102,000	779,113
Neopost SA	3,201	185,112
Ricoh Company Limited	143,565	1,539,579
Riso Kagaku Corporation	3,700	74,088
Toshiba TEC Corporation	25,000	139,174
Xerox Corporation	905,039	7,339,866

		18,613,741

Semiconductors & Semiconductor Equipment: 2.72%
Advanced Micro Devices Incorporated «†	1,388,600	3,457,614
Advanced Semiconductor Engineering Incorporated	1,286,821	1,080,579
Advantest Corporation	33,400	479,253
Aixtron AG «	8,010	106,771
Alicorp	61,000	71,656
Analog Devices Incorporated	215,800	9,758,476
Applied Materials Incorporated	162,300	2,223,510
ARM Holdings plc	132,795	1,923,911
ASM International NV	4,894	194,556
ASM Pacific Technology	31,700	417,729

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	83

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	37,275	$2,653,181
Axell Corporation	1,400	31,024
Broadcom Corporation Class A	118,400	4,038,624
Cavium Incorporated «†	100,142	3,697,243
Cree Incorporated †	93,163	4,213,762
CSR plc	9,097	63,359
Cymer Incorporated †	61,906	6,121,265
Cypress Semiconductor Corporation «	301,800	3,177,954
Dainippon Screen Manufacturing Company Limited	45,000	224,296
Dialog Semiconductor plc †	8,213	152,045
Disco Corporation	5,400	309,354
Elan Microelectronics Corporation	82,000	175,436
Epistar Corporation	213,210	421,450
Fairchild Semiconductor International Incorporated †	291,282	4,153,681
Faraday Technology Corporation	23,527	27,090
Ferrotec Corporation	3,100	12,575
First Solar Incorporated «†	119,700	3,094,245
Formosa Sumco Technology Corporation †	12,600	12,977
Gintech Energy Corporation †	66,008	62,783
Global Unichip Corporation	4,386	14,164
Hittite Microwave Corporation †	53,500	3,467,870
Hynix Semiconductor Incorporated †	117,517	2,875,996
Infineon Technologies AG	102,520	878,157
Inotera Memories Incorporated †	214,888	46,940
Integrated Device Technology Incorporated †	330,782	2,249,318
Intel Corporation «	674,134	14,055,694
International Rectifier Corporation «†	158,600	3,333,772
Intersil Corporation Class A	290,979	2,470,412
King Yuan Electronics Company Limited	341,063	224,706
Kinsus Interconnect Technology Corporation	53,582	170,873
KLA-Tencor Corporation	119,300	6,532,868
Kontron AG	3,147	18,554
Linear Technology Corporation «	165,700	6,336,368
LSI Corporation †	391,493	2,724,791
Macronix International	849,267	244,796
Marvell Technology Group Limited	325,500	3,287,550
Maxim Integrated Products Incorporated	208,800	6,510,384
Mediatek Incorporated	268,775	3,051,882
Mellanox Technologies Limited †	2,821	145,465
Microchip Technology Incorporated «	139,400	5,083,918
Micron Technology Incorporated †	728,800	6,114,632
Micronics Japan Company Limited †	600	1,748
Microsemi Corporation †	180,100	3,715,463
Mimasu Semiconductor Industry Company Limited	600	4,835
Mitsui High-Tec Incorporated	6,300	47,306
MStar Semiconductor Incorporated	74,000	560,913
Nanya Technology Corporation †	1,805,367	176,025
Nidec Copal Electronics Corporation	7,000	33,154
Novatek Microelectronics Corporation Limited	119,790	506,071
OmniVision Technologies Incorporated «†	122,900	1,893,889

84	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corporation †	317,100	$2,536,800
PMC-Sierra Incorporated †	472,233	3,064,792
Powertech Technology Incorporated	181,914	267,745
PV Crystalox Solar plc †	8,268	1,411
Radiant Opto Electronics Corporation	111,394	407,117
Realtek Semiconductor Corporation	98,456	237,156
Renesas Electronics Corporation †«	21,100	56,910
Renewable Energy Corporation ASA †	36,875	6,134
RF Micro Devices Incorporated †	641,323	2,956,499
Richtek Technology Corporation	29,166	180,874
Rohm Company Limited	18,900	669,830
Samsung Electronics Company Limited	25,419	36,244,948
Sanken Electric Company Limited	24,000	107,973
Semiconductor Manufacturing International Corporation †	3,332,000	191,183
Semtech Corporation †	132,000	4,035,240
Seoul Semiconductor Company Limited †	9,698	258,834
Shindengen Electric Manufacturing Company Limited	9,000	31,654
Shinkawa Limited	2,200	10,538
Shinko Electric Industries	12,800	103,709
Silex Systems Limited †	14,168	46,889
Silicon Laboratories Incorporated †	76,465	3,174,827
Siliconware Precision Industries Company	700,471	753,728
Sino-Tech International Holdings Limited †(a)	2,700,000	0
Soitec SA †	13,811	50,126
STMicroelectronics NV	66,138	526,713
Sumco Corporation †	21,800	218,024
Taiwan Semiconductor Manufacturing Company Limited	3,873,298	13,660,564
Teradyne Incorporated «†	435,408	7,297,438
Tessera Technologies Incorporated	124,400	2,219,296
Texas Instruments Incorporated «	151,500	5,207,055
Tokyo Electron Limited	34,700	1,609,775
Tokyo Seimitsu Company Limited	7,800	149,453
Transcend Information Incorporated	68,130	195,633
Triquint Semiconductor Incorporated «†	381,600	1,793,520
ULVAC Incorporated †	9,400	89,345
United Microelectronics Corporation	2,665,301	1,006,186
VIA Technologies Incorporated †	75,485	56,284
Windbond Electronics Corporation †	630,000	119,868
Xilinx Incorporated	186,900	6,965,763

		225,644,747

Software: 2.46%
ACI Worldwide Incorporated «†	78,400	3,591,504
Activision Blizzard Incorporated	57,100	816,530
Adobe Systems Incorporated †	112,944	4,438,699
Ansys Incorporated †	73,045	5,536,811
Aspen Technology Incorporated †	185,764	5,714,101
Asseco Poland SA «	17,110	232,481
Autodesk Incorporated †	178,898	6,569,135

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	85

Security name	Shares	Value

Software (continued)
Aveva Group plc	5,331	$186,495
CA Incorporated	47,100	1,153,479
Cadence Design Systems Incorporated «†	649,000	9,189,840
Capcom Company Limited	7,500	115,142
China Mobile Games ADR †	293	2,649
Citrix Systems Incorporated †	42,500	3,013,250
CommVault Systems Incorporated «†	84,200	6,226,590
Compuware Corporation †	489,300	5,680,773
Concur Technologies Incorporated «†	89,920	6,312,384
Dassault Systemes SA	5,750	652,651
DTS Corporation	4,200	64,434
FactSet Research Systems Incorporated «	32,141	3,126,998
Fair Isaac Corporation	68,600	3,041,724
Financial Technologies Limited	3,146	48,802
Fortinet Incorporated †	104,900	2,536,482
Fuji Soft Incorporated	4,700	107,600
I-Flex Solutions Limited †	4,122	213,048
Informatica Corporation †	85,038	2,977,180
Intuit Incorporated	63,442	4,090,740
Kingdee International Software Group Company Limited †	408,000	72,072
Konami Corporation	20,000	388,607
MacDonald Dettwiler & Associates Limited	2,966	204,924
Mentor Graphics Corporation †	216,772	3,839,032
Micro Focus International	16,132	168,252
Micros Systems Incorporated «†	63,229	2,706,201
Microsoft Corporation	1,026,171	28,527,554
NCsoft Corporation	3,519	464,726
Neowiz Games Corporation †	3,490	62,205
Nexon Company Limited	26,600	241,349
Nice Systems Limited †	6,731	241,419
Nintendo Company Limited	21,600	2,087,992
Nippon System Development Company Limited	7,300	78,757
Nuance Communications Incorporated «†	200,244	3,686,492
OBIC Business Consultants Limited	850	47,227
Oracle Corporation	857,415	29,375,038
Oracle Corporation (Japan)	5,800	244,039
Qlik Technologies Incorporated «†	147,300	3,829,800
Red Hat Incorporated †	153,952	7,822,301
Rovi Corporation †	206,289	3,669,881
Royalblue Group plc	2,334	66,425
Sage Group plc	125,814	648,945
Salesforce.com Incorporated «†	29,767	5,037,172
SAP AG	82,854	6,473,974
Software AG	6,805	268,616
Solarwinds Incorporated «†	121,600	6,865,536
Solera Holdings Incorporated	54,260	3,054,838
Square Enix Company Limited	12,400	142,475
Sumisho Computer Systems	9,400	181,834
Symantec Corporation †	95,900	2,247,896
Take-Two Interactive Software Incorporated «†	208,240	3,048,634

86	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Software (continued)
Tecmo Koei Holdings Company Limited	8,000	$70,687
Temenos Group AG †	5,073	115,013
TiVo Incorporated †	284,067	3,519,590
Trend Micro Incorporated	20,400	576,632
Ubisoft Entertainment †	3,327	36,443
Ultimate Software Group Incorporated «†	54,300	5,336,061
Verifone Holdings Incorporated †	86,099	1,633,298
VMware Incorporated «†	19,411	1,394,292

		204,115,751

Materials: 6.17%

Chemicals: 2.64%
A. Schulman Incorporated	67,194	2,106,532
Achilles Corporation	37,000	55,486
Adeka Corporation	19,600	172,338
Agrium Incorporated	13,300	1,377,267
Air Liquide SA	27,632	3,362,185
Air Water Incorporated	36,000	487,820
Airgas Incorporated «	55,405	5,556,013
Akzo Nobel NV	21,585	1,378,861
Alent plc †	23,880	135,127
Alexandria Mineral Oils Company	1,424	13,958
Asahi Kasei Corporation	253,000	1,495,782
Asahi Organic Chemicals Industry Company Limited	3,000	6,764
Ashland Incorporated	58,689	4,575,981
Asian Paints Limited	5,991	470,448
BASF SE	81,573	7,686,996
Batu Kawan Bhd	35,500	207,682
Brenntag AG	4,811	685,885
C Uyemura & Company Limited	1,300	47,195
Castrol India Limited	27,072	159,232
Celanese Corporation Class A «	114,300	5,354,955
CF Industries Holdings Incorporated «	14,293	2,870,463
Cheil Industries Incorporated	9,627	784,154
China BlueChemical Limited	380,000	243,514
China Petrochemical Development Corporation	458,261	287,804
China Steel Chemical Corporation	25,000	118,963
Christian Hansen Holding AS	8,826	319,097
Chugoku Marine Paints Limited	12,000	65,250
Ciech SA †	645	4,355
Clariant AG	25,999	395,824
Coromandel International Limited	25,974	96,152
Croda International plc	12,671	498,248
Cytec Industries Incorporated	90,775	6,571,202
Daicel Chemical Industries Limited	64,000	492,308
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	71,043
Dainippon Ink & Chemicals Incorporated	166,000	333,110
Daiso Company Limited	20,000	57,611
DC Chemical Company Limited	3,889	623,131

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	87

Security name	Shares	Value

Chemicals (continued)
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	$350,372
Dow Chemical Company	162,144	5,143,208
DuluxGroup Limited	57,525	242,087
E.I. du Pont de Nemours & Company	126,091	6,039,759
Earth Chemical Company Limited	2,900	94,956
Eastman Chemical Company	109,820	7,657,749
Ecolab Incorporated «	59,438	4,549,979
EMS-Chemie Holdings AG	754	212,573
Eternal Chemical Company Limited	140,817	124,214
Filtrona plc	18,683	180,970
FMC Corporation «	109,426	6,594,011
Formosa Chemicals & Fibre Corporation	773,170	1,986,698
Formosa Plastics Corporation	982,298	2,501,050
Frutarom Industries Limited	1,818	25,309
Fufeng Group Limited	66,000	28,253
Fujimi Incorporated	3,600	54,181
Givaudan SA	717	856,759
Global Bio-Chem Technology Group Company Limited	179,200	20,564
Grasim Industries Limited	1,616	87,800
Grasim Industries Limited GDR	2,371	128,820
Hanwha Chem Corporation	19,613	360,445
Hitachi Chemical Company Limited	19,400	266,020
Honam Petrochemical Corporation	3,390	745,107
Huabao International Holdings Limited	412,000	230,022
Hyosung Corporation	5,120	267,153
Incitec Pivot Limited	285,304	941,299
Intrepid Potash Incorporated «	104,900	2,067,579
Ishihara Sangyo Kaisha Limited †	110,000	99,687
Israel Chemicals Limited	39,013	504,241
Johnson Matthey plc	17,705	617,766
JSR Corporation	36,800	750,372
K&S AG	16,172	760,186
Kansai Paint Company Limited	52,000	550,912
Kanto Denka Kogyo Company Limited	6,000	11,458
Kemira Oyj	9,572	139,963
Kolon Industries Incorporated	3,691	190,886
Korea Kumho Petrochemical Company	2,618	264,744
Kuraray Company Limited	67,000	910,778
Kureha Corporation	28,000	100,895
La Seda De Barcelona SA †	482	491
LANXESS AG	8,492	719,750
Lee Chang Yung Chemical Industry Corporation	130,692	168,654
LG Chem Limited	9,235	2,528,735
Linde AG	17,284	3,134,295
Lintec Corporation	9,300	162,542
LyondellBasell Industries NV Class A	50,800	2,977,896
Methanex Corporation	12,000	439,273
Mexichem SAB de CV	177,979	889,578
Minerals Technologies Incorporated	69,684	2,804,084
Mitsubishi Chemical Holdings Corporation	289,500	1,358,642

88	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Chemicals (continued)
Mitsubishi Gas Chemical Company Incorporated	85,000	$601,575
Mitsui Chemicals Incorporated	193,000	458,086
Monsanto Company	121,908	12,316,365
Nan Ya Plastics Corporation	1,240,570	2,404,765
NewMarket Corporation «	21,358	5,375,168
Nihon Nohyaku Company Limited	10,000	62,898
Nihon Parkerizing Company Limited	13,000	212,202
Nippon Carbon Company Limited	11,000	22,074
Nippon Chemical Industrial Company Limited †	4,000	5,179
Nippon Kayaku Company Limited	35,000	407,056
Nippon Paint Company Limited	43,000	406,851
Nippon Shokubai Company Limited	32,000	297,594
Nippon Soda Company Limited	28,000	128,385
Nippon Synthetic Chemical Industry Company Limited	7,000	55,357
Nissan Chemical Industries Limited	33,000	420,110
Nitto Denko Corporation	31,700	1,863,901
NOF Corporation	39,000	185,554
Novozymes AS B Shares «	20,790	724,710
Nufarm Limited	39,974	229,064
Nuplex Industries Limited	15,298	43,252
OCI Materials Company Limited	682	22,044
Okamoto Industries Incorporated	14,000	46,823
Olin Corporation «	183,900	4,259,124
Orica Limited	70,645	1,970,700
Oriental Union Chemical Corporation	186,626	208,470
Petkim Petrokimya Holding SA	82,074	141,440
Petronas Chemicals Group Bhd	386,200	793,519
Potash Corporation of Saskatchewan	80,000	3,210,085
Praxair Incorporated	67,802	7,665,016
PTT Global Chemical PCL	171,300	454,881
PTT Global Chemical PCL - Foreign Exchange	185,323	492,118
RPM International Incorporated	306,618	9,324,253
Sakai Chemical Industry Company Limited	33,000	100,399
Samsung Fine Chemicals Company	4,271	221,276
Sanyo Chemical Industries Limited	13,000	70,407
Scotts Miracle-Gro Company «	76,892	3,407,085
Sherwin-Williams Company «	68,200	11,020,438
Shikoku Chemicals Corporation	9,000	61,463
Shin-Etsu Chemical Company Limited	74,400	4,575,251
Shin-Etsu Polymer Company Limited	3,100	11,739
Showa Denko KK «	267,000	414,802
Sidi Kerir Petrochemcials Company	9,866	18,955
Sigma-Aldrich Corporation «	95,844	7,385,739
Sika AG	92	228,307
Sinochem Hong Kong Holding Limited	212,000	52,483
SK Chemicals Company Limited	3,812	201,720
SKC Company Limited	4,380	141,776
Solvay SA	6,042	863,356
ST Corporation	700	7,522
Stella Chemifa Corporation	600	11,535

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	89

Security name	Shares	Value

Chemicals (continued)
Sumida Electric	3,100	$91,137
Sumitomo Bakelite Company Limited	36,000	147,977
Sumitomo Chemical Company Limited	318,000	940,037
Symrise AG	9,598	363,953
Syngenta AG	8,271	3,512,947
Synthos SA	150,781	262,438
T. Hasegawa Company Limited	4,600	67,990
Taiwan Fertilizer Company Limited	147,000	359,970
Taiyo Nippon Sanso Corporation	61,000	428,428
Takasago International Corporation	13,000	70,827
Tata Chemicals Limited	12,736	76,608
Teijin Limited	177,000	410,562
Tenma Corporation	1,000	11,522
Tessenderlo Chemie NV	948	27,798
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited	200	143,682
Tikkurila Oyj	1,325	27,712
Toagosei Company Limited	51,000	206,883
Tokai Carbon Company Limited	40,000	138,526
Tokuyama Corporation «	66,000	165,908
Tokyo Ohka Kokyo	9,000	183,903
Toray Industries Incorporated	310,000	1,909,699
Tosoh Corporation	116,000	315,374
Toyo Ink Manufacturing Company Limited	45,000	194,196
TSRC Corporation	170,830	353,405
UBE Industries Limited Japan	191,000	403,884
Umicore SA	12,219	610,822
United Phosphorus Limited	60,189	128,111
Uralkali Sponsored GDR	71,400	2,653,938
USI Corporation	140,300	111,278
Valspar Corporation	67,600	4,164,836
Victrex plc	9,279	228,324
W.R. Grace & Company †	56,735	4,061,091
Wacker Chemie AG «	1,172	105,011
Yara International ASA	16,864	806,083
Yushiro Chemical Industry Company Limited	600	5,567
Zaklady Azotowe Pulawy SA	351	14,295
Zeon Corporation	41,000	428,180

		218,747,275

Construction Materials: 0.46%
Adelaide Brighton Limited	79,668	297,840
Ambuja Cements Limited	128,437	452,203
Anhui Conch Cement Company Limited	278,000	1,016,208
Asia Cement Corporation	523,894	656,511
Associated Cement Companies Limited	9,386	219,541
Boral Limited	145,694	769,395
Brickworks Limited	11,048	144,335
Buzzi Unicem SpA	3,462	54,464

90	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Construction Materials (continued)
Cemex SAB de CV †	2,286,817	$2,454,406
Cheung Kong Infrastructure Holdings Limited	104,000	681,881
China Resources Cement Holdings Limited	334,000	211,883
Ciments Francais SA	116	6,770
CRH plc	70,573	1,540,523
Eagle Materials Incorporated «	92,500	5,948,675
Fletcher Building Limited-Australia Exchange	8,364	63,050
Fletcher Building Limited-New Zealand Exchange	115,612	874,524
Goldsun Development & Construction Company Limited	424,675	167,759
Heidelbergcement AG	12,244	844,336
Holcim Limited	20,335	1,643,419
Imerys SA	2,256	152,037
India Cements Limited	26,354	41,053
Italcementi SpA	3,427	19,999
Italcementi SpA RSP	2,435	7,216
Italmobiliare SpA †	261	3,278
James Hardie Industries NV	86,571	866,594
Lafarge Malayan Cement Bhd	55,470	175,178
Lafarge SA	16,047	1,081,866
Martin Marietta Materials Incorporated	36,789	3,573,316
NICHIHA Corporation	5,800	82,786
Nuh Cimento Sanayi AS	7,805	45,558
PPC Limited	145,890	558,513
PT Indocement Tunggal Prakarsa Tbk	381,500	866,552
PT Semen Gresik Persero Tbk	663,500	1,191,258
RHI AG	2,303	77,106
SA Des Ciments Vicat	887	51,995
Shree Cement Limited	2,671	213,933
Siam Cement PCL	23,700	369,640
Siam Cement PCL- Foreign Registration	31,300	500,800
Siam Cement PCL-NVDR	7,000	109,176
Siam City Cement PCL	10,000	131,429
Suez Cement Company	4,510	14,727
Sumitomo Osaka Cement Company Limited	74,000	221,146
Taiheiyo Cement Corporation	234,000	578,121
Taiwan Cement Corporation	668,746	863,305
TCC International Holdings Limited	121,000	38,848
Texas Industries Incorporated «†	40,712	2,363,332
Titan Cement Company SA †	5,264	101,162
Ultra Tech Cement Limited	13,699	470,369
Vulcan Materials Company «	102,200	5,205,046

		38,023,062

Containers & Packaging: 0.35%
Amcor Limited	229,513	2,156,813
AMVIG Holdings Limited	144,000	59,786
AptarGroup Incorporated «	132,182	7,129,897
Ball Corporation	110,200	4,893,982
Bemis Company Incorporated «	73,114	2,730,077

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	91

Security name	Shares	Value

Containers & Packaging (continued)
Cascades Incorporated	2,512	$10,718
CCL Industries Incorporated	1,924	108,658
FP Corporation	3,300	208,275
Fuji Seal International Incorporated	4,300	98,489
Huhtamaki Oyj	10,786	208,409
Mayr-Melnhof Karton AG	610	69,198
Nihon Yamamura Glass Company Limited	9,000	17,866
Packaging Corporation of America	69,501	2,903,752
Qualipak International Holdings Limited †	7,681	782
Rengo Company Limited	50,000	243,284
Rexam plc	68,157	531,981
Sealed Air Corporation	137,600	3,056,096
Silgan Holdings Incorporated	35,158	1,509,333
Smurfit Kappa Group plc - Ireland Exchange	10,162	158,209
Sonoco Products Company	71,239	2,263,263
Toyo Seikan Kaisha Limited	32,700	475,207

		28,834,075

Metals & Mining: 2.34%
Aber Diamond Corporation †	10,250	160,521
Acerinox SA	7,510	80,987
African Minerals Limited †	22,055	94,939
African Rainbow Minerals Limited	22,497	477,073
Agnico Eagle Mines Limited	14,822	594,461
Aichi Steel Corporation	18,000	74,765
Alacer Gold Corporation †	17,005	58,374
Alamos Gold Incorporated	9,312	130,481
Alcoa Incorporated «	764,300	6,511,836
Alkane Resources Limited †	26,657	16,746
Allied Nevada Gold Corporation «†	163,100	2,984,730
Alumina Limited	454,301	573,097
Anglo American plc	129,150	3,765,717
Anglo Platinum Limited «	11,072	522,009
Anglogold Ashanti Limited	81,922	2,003,065
Antofagasta plc	33,519	555,791
APERAM	2,997	39,734
Aquarius Platinum Limited †	50,501	46,942
ArcelorMittal	85,960	1,292,271
Arrium Limited	205,107	251,408
Assore Limited	7,325	274,249
Atlas Iron Limited	158,106	236,594
AuRico Gold Incorporated NPV †	30,195	188,856
Aurizon Mines Limited †	6,389	27,384
Ausdrill Limited	36,380	112,968
B2Gold Corporation †	32,817	99,286
Barrick Gold Corporation	93,600	2,838,179
Beadell Resources Limited †	130,759	108,187
BHP Billiton Limited	589,538	22,322,956
BHP Billiton plc	187,579	5,944,599

92	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Metals & Mining (continued)
Bhushan Steel Limited	8,325	$70,557
BlueScope Steel Limited †	113,681	528,344
Boliden AB	25,134	426,711
Bradespar SA	4,300	62,782
CAP SA	15,197	546,514
Carpenter Technology Corporation	88,200	4,165,686
Centamin plc †	66,898	54,499
Centerra Gold Incorporated	13,776	89,502
China Daye Non-Ferrous Metal Mining Limited †	660,000	23,828
China Metal Recycling Holdings Limited (a)	68,664	83,488
China Mining Resources Group Limited †(a)	156,000	0
China Rare Earth Holdings Limited	278,043	60,229
China Steel Corporation	2,552,999	2,351,545
China Zhongwang Holdings Limited †	294,000	111,450
Chubu Steel Plate Company Limited	2,600	10,463
Chung Hung Steel Corporation †	110,954	37,549
Cia Minera Milpo SA	72,475	77,221
Cia Siderurgica Nacional SA	168,978	853,683
Cia Vale do Rio Doce	279,446	5,336,495
Cliffs Natural Resources Incorporated «	100,816	2,566,775
Coal of Africa Limited †	38,864	9,924
Commercial Metals Company	266,934	4,353,694
Companhia de Minas Buenaventura SA	21,516	558,532
Companhia de Minas Buenaventura SA ADR	17,976	460,545
Compass Minerals International Incorporated «	65,909	4,858,811
Cudeco Limited †	27,003	103,158
Daido Steel Company Limited	74,000	393,592
Delong Holdings Limited †	7,000	3,391
Detour Gold Corporation †	15,148	295,836
Dongkuk Steel Mill Company Limited	4,963	57,980
Dowa Mining Company Limited	56,000	412,040
Eastern Platinum Limited †	32,617	6,168
El Ezz Aldekhela Steel Alexandria	164	11,726
El Ezz Steel Company	15,612	23,046
Eldorado Gold Corporation	67,207	663,435
Energy Fuels Incorporated †	56,699	8,522
Eramet	866	110,618
Eregli Demir Ve Celik Fabrikalari Tas	351,583	453,441
Evraz plc	86,850	359,562
Exxaro Resources Limited	26,732	509,617
Feng Hsin Iron & Steel Company	115,690	202,774
First Majestic Silver Corporation †	10,800	174,790
First Quantum Minerals Limited	43,520	810,685
Fortescue Metals Group Limited	323,599	1,560,150
Fosun International	246,500	160,507
Franco-Nevada Corporation	13,507	653,313
Freeport-McMoRan Copper & Gold Incorporated Class B	128,300	4,095,336
Fresnillo plc	15,690	369,653
Gabriel Resources Limited †	32,774	78,499
Gerdau SA	32,565	237,731

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	93

Security name	Shares	Value

Metals & Mining (continued)
Gindalbie Metals Limited †	94,123	$23,555
Glencore International plc	382,984	2,251,398
Godo Steel Limited	26,000	48,247
Gold Fields Limited	153,032	1,297,506
Goldcorp Incorporated «	72,080	2,352,691
Golden Star Resources Limited †	13,559	21,300
Grupo Mexico SAB de CV	515,656	2,021,895
Harmony Gold Mining Company Limited	76,921	484,084
Hecla Mining Company «	655,077	3,039,557
Hidili Industry International Development Limited	88,000	24,055
Hindalco Industries Limited	159,435	289,829
Hindalco Industries Limited GDR 144A	47,917	87,104
Hindustan Zinc Limited	43,032	90,762
Hudbay Minerals Incorporated	14,987	144,021
Hyundai Hysco	8,120	270,710
Hyundai Steel Company	11,338	891,062
IAMGOLD Corporation	35,249	237,557
Iluka Resources Limited «	79,595	855,301
Impala Platinum Holdings Limited	111,828	1,724,362
Independence Group NL	42,669	194,822
Indophil Resources NL †	152,574	52,988
Industrias Penoles SAB de CV	26,568	1,227,978
Inmet Mining Corporation	3,952	260,209
Intrepid Mines Limited †	100,257	22,018
JFE Holdings Incorporated	99,292	2,128,527
Jiangxi Copper Company Limited	275,000	658,814
Jindal Steel & Power Limited	77,705	498,323
JSW Steel Limited	25,023	340,010
Kazakhmys plc	16,983	159,480
KGHM Polska Miedz SA «	29,145	1,657,592
Kingsgate Consolidated Limited	18,352	67,109
Kinross Gold Corporation	113,307	862,507
Kobe Steel Limited	599,000	807,800
Korea Zinc Company Limited	2,956	1,026,441
Koza Altin Isletmeleri AS	13,742	325,435
Kumba Iron Ore Limited «	14,980	944,443
Kyoei Steel Limited	5,200	94,194
Labrador Iron Ore Royalty Company	2,785	95,007
Lake Shore Gold Corporation †«	38,384	21,588
Lonmin plc †«	59,315	321,242
Lundin Mining Corporation †	45,155	204,484
Lynas Corporation Limited †«	320,009	202,661
Major Drilling Group International	4,509	40,007
Maruichi Steel Tube Limited	15,900	388,880
Mechel ADR «	11,200	61,488
Medusa Mining Limited	33,903	148,217
Mercator Minerals Limited †	33,385	12,949
Midas Holdings Limited	65,000	27,293
Mincor Resources NL	16,028	15,881
Minera Frisco SAB de CV †	130,377	549,206

94	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Metals & Mining (continued)
Mineral Deposit Limited †	6,406	$27,155
Mining and Metallurgical Company Norilsk Nickel ADR	150,752	2,668,310
Minmetals Resources Limited †	288,000	127,371
Mirabela Nickel Limited †	50,990	19,271
Mitsubishi Materials Corporation	253,000	769,727
Mitsubishi Steel Manufacturing Company Limited	27,000	55,054
Mitsui Mining & Smelting Company Limited	112,000	276,707
Mittal Steel South Africa Limited †	48,291	155,088
Molycorp Incorporated «†	98,300	603,562
Mongolian Mining Corporation †	163,500	69,991
Mount Gibson Iron Limited	110,917	83,273
Murchison Metals Limited	36,942	1,547
Mytilineos Holdings SA †	1,209	8,050
Nakayama Steel Works Limited †	14,000	9,062
Nakornthai Strip Mill plc †	5,418,300	18,213
National Aluminum Company Limited	36,556	29,632
Neturen Company Limited	6,900	55,236
Nevsun Resources Limited	18,400	67,266
New Gold Incorporated †	45,386	404,898
Newcrest Mining Limited	146,308	3,386,455
Newmont Mining Corporation	111,964	4,511,030
Nippon Coke & Engineering Company	32,000	41,774
Nippon Denko Company Limited	10,000	31,827
Nippon Light Metal Holdings Company Limited †	103,200	119,133
Nippon Steel Corporation	1,807,000	4,893,268
Nippon Yakin Kogyo Company Limited †	12,500	16,318
Nisshin Steel Holdings Company Limited †	17,264	132,614
Nittetsu Mining Company Limited	12,000	59,683
NMDC Limited	71,719	180,665
Norddeutsche Affinerie AG «	3,804	266,890
Norsk Hydro ASA	97,893	433,132
Northern Dynasty Minerals †	2,200	6,955
NovaCopper Incorporated †	2,136	4,060
NovaGold Resources Incorporated	12,820	50,845
Novolipet Steel GDR-Register Shares	5,068	97,255
Nucor Corporation	42,200	1,901,110
Nyrstar	7,466	42,732
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	9,624
Osisko Mining Corporation †	39,159	226,695
Outokumpu Oyj †«	41,744	36,514
OZ Minerals Limited	56,980	370,166
Pacific Metals Company Limited	27,000	144,190
Pan American Silver Corporation	16,145	267,557
Pan Australian Resources Limited	78,173	220,386
Perseus Mining Limited †	78,037	128,335
Petropavlovsk plc	8,669	39,691
Philex Mining Corporation	467,724	225,465
Pilot Gold Incorporated †	4,936	8,807
Polymetal International plc	38,178	578,600

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	95

Security name	Shares	Value

Metals & Mining (continued)
Polyus Gold International Limited †	110,465	$367,840
POSCO	17,431	5,690,540
PT Aneka Tambang Tbk	392,674	52,419
PT Harum Energy Tbk	262,000	149,118
PT International Nickel Indonesia Tbk	380,928	106,432
Randgold Resources Limited	8,613	716,689
Rautaruukki Oyj	4,052	26,874
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited †	88,984	404,473
Reliance Steel & Aluminum Company «	53,500	3,562,565
Resolute Mining Limited	139,174	193,337
Rio Tinto Limited	80,712	5,527,824
Rio Tinto plc	109,026	5,856,740
Royal Gold Incorporated	52,085	3,413,651
Sally Malay Mining Limited	21,272	9,778
Salzgitter AG	2,771	132,208
Sandfire Resources NL †	24,651	172,481
Sanyo Special Steel Company Limited «	26,000	107,714
Seabridge Gold Incorporated †	2,100	26,371
Semafo Incorporated	21,405	58,948
Sesa Goa Limited	67,555	192,278
Severstal GDR Register Shares	12,900	144,609
Sherritt International Corporation	27,940	143,866
Shree Precoated Steels Limited †	3,781	208
Sibanye Gold Limited †	153,032	220,693
Silver Standard Resources Incorporated †	5,023	51,630
Silver Wheaton Corporation	32,641	1,035,016
Silvercorp Metals Incorporated	13,691	50,449
Sims Group Limited	28,188	313,552
Sociedad Minera Cerro Verde SA †	3,244	110,296
Sociedad Minera El Brocal SA	3,920	50,120
Southern Copper Corporation «	19,708	744,765
SSAB Svenskt Stal AB Class A «	20,546	159,161
SSAB Svenskt Stal AB Class B	4,150	27,945
St. Barbara Limited †	67,401	90,878
Steel Authority of India Limited	105,948	138,070
Steel Dynamics Incorporated	155,100	2,368,377
Sterlite Industries India Limited	169,323	292,398
Straits Resources Limited †	76,749	3,685
Sumitomo Light Metal Industries Limited	128,000	125,666
Sumitomo Metal Mining Company Limited	112,000	1,765,368
Sumitomo Titanium Corporation «	3,700	74,048
Sundance Resources Limited Australia †	558,512	171,148
Talvivaara Mining Company plc †«	21,825	29,804
Taseko Mines Limited †	8,732	24,894
Tata Steel Limited	48,920	307,071
Teck Cominco Incorporated Limited	42,708	1,322,343
Teranga Gold Corporation †	13,496	19,300
Thompson Creek Metals Company Incorporated †«	6,878	23,477
Toho Titanium Company Limited «	7,700	66,126

96	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Metals & Mining (continued)
Toho Zinc Company Limited	26,000	$105,470
Tokyo Rope Manufacturing Company Limited	29,000	36,919
Tokyo Steel Manufacturing Company Limited	16,100	79,380
Ton Yi Industrial Corporation	243,350	147,179
Topy Industries Limited	36,000	82,727
Trans Hex Group Limited †	3,465	1,199
Tung Ho Steel Enterprise Corporation	217,962	214,541
Turquoise Hill Resources Limited †	28,864	184,450
Tycoons Worldwide Groups Thailand PCL †	54,500	10,808
Usinas Siderurgicas de Minas Gerais SA	68,888	358,117
Vedanta Resources plc	10,041	179,137
Viohalco SA †	1,430	8,495
Voestalpine AG	9,874	333,361
Volcan Cia Minera S.A.A.	603,078	558,449
Walter Industries Incorporated «	46,000	1,462,340
Western Areas NL «	21,053	85,803
Worthington Industries Incorporated «	120,219	3,407,006
Xingda International Holdings Limited	186,000	87,777
Xstrata plc	149,339	2,633,699
Yamana Gold Incorporated	67,881	999,208
Yamato Kogyo Company Limited	10,800	309,121
Yieh Phui Enterprise	464,728	145,081
Yodogawa Steel Works Limited	31,000	115,050
Young Poong Corporation	239	235,949
Zhaojin Mining Industry Company Limited	187,500	247,080
Zhidao International Holding †	102,000	2,144
Zijin Mining Group Company Limited Class H «	1,339,000	460,974
ZPH Stalprodukt SA †	474	28,793

		194,459,880

Paper & Forest Products: 0.38%
Ahlstrom Oyj	1,791	32,010
Canfor Corporation †	5,308	100,009
China Sandi Holdings Limited †(a)	181,900	13,838
Chuetsu Pulp & Paper Company Limited	4,000	6,473
Compania Manufacturera De Papeles y Cartones SA	259,881	1,005,459
Daiken Corporation	18,000	50,102
Daio Paper Corporation	22,000	153,091
Domtar Corporation «	25,700	1,916,192
Fibria Celulose SA †	43,215	489,700
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	158,496
Holmen AB Class B	6,246	191,994
International Paper Company	58,700	2,583,387
Lee & Man Paper Manufacturing Limited	337,000	252,459
Louisiana-Pacific Corporation «†	320,695	6,724,974
MeadWestvaco Corporation «	123,700	4,417,327
Mitsubishi Paper Mills Limited †	65,000	65,919
Mondi plc	33,273	426,277

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	97

Security name	Shares	Value

Paper & Forest Products (continued)
Nine Dragons Paper Holdings Limited	352,000	$334,953
Nippon Paper Group Incorporated «	22,300	388,307
OJI Paper Company Limited	192,000	731,212
Paperlinx Limited †	60,182	5,717
Rayonier Incorporated «	87,169	4,870,132
Resolute Forest Products Incorporated «†	230,355	3,178,899
Sappi Limited †	97,580	308,510
Shihlin Paper Corporation †	26,000	42,715
Stora Enso Oyj «	69,844	469,602
Svenska Cellulosa AB Class A	7,500	183,459
Svenska Cellulosa AB Class B	56,712	1,386,363
Tokushu Tokai Holdings Company Limited	24,000	56,964
UPM-Kymmene Oyj «	55,974	654,403
West Fraser Timber Company Limited	2,275	187,515
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	223,622

		31,610,080

Telecommunication Services: 2.68%

Diversified Telecommunication Services: 1.44%
AT&T Incorporated	769,498	27,632,673
BCE Incorporated	24,500	1,104,490
Belgacom SA	15,466	432,303
Bell Aliant Incorporated «	11,577	299,065
Bezeq Israeli Telecommunication Corporation Limited	139,782	179,162
BT Group plc	718,466	2,917,793
Cable & Wireless Communication plc	158,839	101,399
CenturyTel Incorporated «	83,471	2,893,940
China Communications Services Corporation Limited «	512,000	320,182
China Telecom Corporation Limited	2,858,000	1,481,402
China Unicom Limited	883,688	1,273,871
Chunghwa Telecom Company Limited	799,602	2,488,218
Cincinnati Bell Incorporated «†	472,558	1,535,814
Citic 1616 Holdings Limited	350	130
Colt Telecom Group SA †	59,571	117,574
Deutsche Telekom AG	260,976	2,803,079
Elisa Oyj	17,138	361,125
France Telecom SA	171,450	1,660,643
France Telecom SA ADR «	11,264	109,937
Frontier Communications Corporation «	706,341	2,924,252
Hellenic Telecommunications Organization SA †	21,810	179,102
Honk Kong Telecommunications Trust & Honk Kong Telecommunications Limited	360,478	352,316
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	96,287
Iliad SA	1,823	348,910
Inmarsat plc	40,614	401,412
KT Corporation	25,561	845,089
Level 3 Communications Incorporated «†	130,050	2,598,399
LG Telecom Limited †	51,939	407,713
Magyar Telekom plc	48,339	86,926
Mahanagar Telephone Nigam Limited †	8,074	3,213

98	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Diversified Telecommunication Services (continued)
Manitoba Telecom Services Incorporated	5,945	$185,974
Netia SA †	62,583	91,397
Nippon Telegraph & Telephone Corporation	83,100	3,810,282
Nokia Oyj «	354,521	1,284,857
Oi SA NPV	58,305	248,902
PCCW Limited	793,000	377,298
Portugal Telecom SGPS SA	69,503	351,979
PT Telekomunikasi Indonesia Tbk	2,102,500	2,338,891
PT Xl Axiata Tbk	521,500	294,114
Rostelecom-Sponsored ADR «	15,100	363,317
Royal KPN NV «	91,539	312,396
Shin Satellite PCL †	188,600	177,506
Singapore Telecommunications Limited	1,395,100	3,875,278
SK Broadband Company Limited †	33,822	141,338
Swisscom AG	2,018	918,036
TalkTalk Telecom Group plc	57,843	222,887
Tata Communications Limited	3,567	14,614
TDC AS	36,235	272,794
Tele2 AB Series B	29,579	471,076
Telecom Argentina SA ADR «	2,951	36,268
Telecom Corporation of New Zealand Limited	170,548	341,201
Telecom Egypt Company	36,313	74,831
Telecom Italia SpA	885,010	653,392
Telecom Italia SpA RSP	592,709	382,263
Telecom Malaysia Bhd	348,900	600,598
Telefonica Brasil SA	6,724	156,295
Telefonica SA	372,958	4,869,151
Telekom Austria AG	23,473	155,065
Telekomunikacja Polska SA	132,850	284,332
Telenet Group Holding NV	5,930	303,599
Telenor ASA	70,077	1,508,791
Teliasonera AB	206,312	1,415,735
Telstra Corporation Limited	828,340	3,883,637
TELUS Corporation «	18,343	1,260,931
Time Warner Telecom Incorporated «†	301,271	7,628,182
True Corporation PCL †	489,562	110,254
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	484,345
Verizon Communications Incorporated «	386,624	17,989,615
Vivendi SA	117,547	2,473,830
Windstream Corporation «	416,035	3,573,741

		119,895,411

Wireless Telecommunication Services: 1.24%
Advanced Info Service PCL	39,500	274,840
Advanced Info Service PCL - Foreign Register	202,100	1,379,035
America Movil SAB de CV Class A	22,794	23,929
America Movil SAB de CV Class L	10,923,436	11,415,885
Bharti Airtel Limited	245,224	1,455,433

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	99

Security name	Shares	Value

Wireless Telecommunication Services (continued)
Cellcom Israel Limited	6,225	$45,475
China Mobile Limited	1,105,000	12,174,719
China Wireless Technologies Limited	296,000	79,385
Chorus Limited	54,612	130,928
Crown Castle International Corporation †	66,166	4,618,387
Digi.com Bhd	542,000	801,469
Empresa Nacional de Telecomunicaciones SA	22,604	476,452
Far Eastone Telecommunications Company Limited	322,722	750,074
Freenet AG	6,810	152,210
Globe Telecom Incorporated	8,330	230,478
Idea Cellular Limited †	166,212	359,278
KDDI Corporation	52,000	3,904,628
Maxis Bhd	514,200	1,059,846
Millicom International Cellular SA	6,159	483,300
Mobile Telesystems ADR	168,082	3,477,617
Mobilone Limited	94,400	213,437
Mobistar SA	1,938	45,884
MTN Group Limited	329,247	6,413,348
NII Holdings Incorporated «†	402,300	1,939,086
NTT DoCoMo Incorporated	2,670	4,130,737
Okinawa Cellular Telephone Company	2,400	53,986
Orascom Telecom Holding SAE †	313,006	194,574
Orascom Telecom Media and Technology Holding SAE	313,006	29,256
Partner Communications Company Limited	5,768	31,933
Philippine Long Distance Telephone Company	18,540	1,331,451
PT Indonesian Satellite Corporation Tbk	241,500	158,693
Reliance Communications Limited	99,697	111,874
Reliance Communications Limited GDR 144A	32,828	36,836
Rogers Communications Incorporated «	32,500	1,543,612
SBA Communications Corporation Class A «†	100,713	7,162,709
Shin Corporation PCL	137,100	328,349
Sistema JSFC Register Shares-Sponsored GDR	9,273	182,307
SK Telecom Company Limited	8,479	1,397,734
SmarTone Telecommunications Holding Limited	50,611	92,404
Sprint Nextel Corporation †	2,151,831	12,480,620
StarHub Limited	109,000	368,790
Taiwan Mobile Company Limited	370,202	1,297,377
Tata Teleservices Maharashtra Limited †	26,818	4,806
Telephone and Data Systems Incorporated	234,313	5,363,425
Tim Participacoes SA	177,415	775,306
TM International SDN Bhd	655,750	1,357,968
Total Access Group Incorporated	81,100	232,396
Turkcell Iletisim Hizmetleri AS †	169,727	1,127,519
Vodafone Group plc	4,367,211	10,968,148

		102,667,933

Utilities: 4.28%

Electric Utilities: 1.80%
Acciona SA	2,541	156,051
ALLETE Incorporated	80,232	3,770,904

100	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Electric Utilities (continued)
Alliant Energy Corporation	78,518	$3,744,523
American Electric Power Company Incorporated	64,898	3,036,577
Atel Holding AG	575	66,500
Centrais Electricas Brasileiras SA	79,100	277,733
CESC Limited	11,882	61,119
CEZ AS	34,367	1,035,364
Chubu Electric Power Company Incorporated	133,400	1,672,357
Cleco Corporation	140,726	6,234,162
CLP Holdings Limited	361,500	3,111,316
Companhia Energetica de Minas Gerais	20,070	228,137
Companhia General de Electricidad SA	82,344	505,728
Contact Energy Limited	63,825	284,399
CPFL Energia SA	47,500	484,263
Drax Group plc	35,738	333,430
Duke Energy Corporation «	95,203	6,592,808
E.CL SA	106,611	241,171
Edison International	74,268	3,567,092
El Paso Electric Company	92,100	3,071,535
Electricite de France SA	26,263	496,657
Electricity Generating PCL	29,800	152,255
Emera Incorporated	11,122	382,219
Empresa Electrica Pehuenche SA	6,772	59,416
Endesa SA	7,520	173,774
Enea SA	23,564	114,957
Enel SpA	603,298	2,183,325
Energias de Portugal SA	245,535	736,643
Enersis SA (Chile)	2,494,932	957,358
Entergy Corporation	23,539	1,465,538
EVN AG	581	8,313
Exelon Corporation	114,271	3,541,258
Federal Hydrogenerating Company ADR	309,300	695,770
FirstEnergy Corporation	55,646	2,196,904
Fortis Incorporated (Canada) «	16,574	540,975
Great Plains Energy Incorporated	108,346	2,365,193
Hawaiian Electric Industries Incorporated «	225,984	6,099,308
Hera SpA	43,571	73,892
Hokkaido Electric Power Company Incorporated	37,200	329,498
Hokuriku Electric Power Company	36,400	418,233
Hong Kong Electric Holdings Limited	217,605	1,940,196
Iberdrola SA	401,337	1,985,829
IDACORP Incorporated «	115,063	5,372,291
Infratil Limited	109,973	215,922
ITC Holdings Corporation «	41,112	3,474,786
Japan Wind Development Company Limited †	12	11,885
Kansai Electric Power Company Incorporated	153,600	1,325,709
Korea Electric Power Corporation †	62,964	1,898,529
KSK Energy Ventures Limited †	40,370	36,730
Kyushu Electric Power Company Incorporated	91,100	873,750
Manila Electric Company	51,050	394,238
Nextera Energy Incorporated	56,611	4,068,633

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	101

Security name	Shares	Value

Electric Utilities (continued)
Northeast Utilities «	224,884	$9,334,935
NV Energy Incorporated	166,579	3,291,601
Pepco Holdings Incorporated	162,288	3,292,824
Pinnacle West Capital Corporation «	77,604	4,341,168
PNM Resources Incorporated	182,737	4,104,273
Polska Grupa Energetyczna SA	151,828	775,579
Portland General Electric Company	173,353	5,146,851
Power Grid Corporation of India Limited	231,455	443,723
PPL Corporation «	77,266	2,381,338
Public Power Corporation SA †	10,093	99,486
Red Electrica de Espana SA	10,670	590,362
Reliance Energy Limited	32,954	253,795
Romande Energie Holding SA	7	8,028
Scottish & Southern Energy plc	87,212	1,913,130
Shikoku Electric Power Company Incorporated	39,900	488,580
SP AusNet	293,760	357,073
Spark Infrastructure Group 144A	222,795	373,221
Tata Power Company Limited	337,069	584,860
Tauron Polska Energia SA	210,484	291,492
Tenaga Nasional Bhd	481,537	1,081,335
Terna SpA	126,682	529,578
The Chugoku Electric Power Company Incorporated	58,500	735,273
The Okinawa Electric Power Company Incorporated	2,600	78,317
The Southern Company	118,138	5,317,391
Tohoku Electric Power Company Incorporated †	96,600	747,246
Tokyo Electric Power Company Incorporated †	304,200	689,201
Torrent Power Limited	57,027	171,432
Trustpower Limited	3,817	24,929
UIL Holdings Corporation «	116,000	4,542,560
UNS Energy Corporation	94,958	4,464,925
Vector Limited	28,886	69,252
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	177,311
Westar Energy Incorporated	293,113	9,092,365

		148,858,587

Gas Utilities: 0.93%
AGL Resources Incorporated	83,369	3,331,425
APA Group	149,763	940,799
Atmos Energy Corporation	209,146	7,983,103
Aygaz AS	12,972	70,959
Centrica plc	475,540	2,540,113
China Gas Holdings Limited	512,000	498,427
China Resources Gas Group Limited	142,000	329,202
Enagas SA	21,486	514,596
Energen Corporation	51,026	2,359,442
Envestra Limited	107,994	115,826
Gail India Limited	63,415	387,624
Gas Natural SDG SA	29,603	587,259
GDF Suez	145,091	2,742,852

102	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Shares	Value

Gas Utilities (continued)
Hong Kong & China Gas Company Limited	994,040	$2,781,302
Korea Gas Corporation †	4,883	322,429
Laclede Group Incorporated «	48,148	1,962,512
National Fuel Gas Company	59,000	3,433,210
Northwest Natural Gas Company	1,570	71,514
ONEOK Incorporated «	162,992	7,333,010
Osaka Gas Company Limited	380,000	1,475,887
Petronas Gas Bhd	91,700	543,583
Piedmont Natural Gas Company «	165,390	5,332,174
PT Perusahaan Gas Negara Persero Tbk	2,171,500	1,078,615
Questar Corporation	123,903	2,912,960
Rubis SCA	4,087	280,289
Saibu Gas Company Limited	65,000	150,070
Shizuoka Gas Company Limited	11,500	77,295
Snam Rete Gas SpA	157,963	749,022
South Jersey Industries Incorporated	62,269	3,433,513
Southwest Gas Corporation	105,907	4,797,587
Toho Gas Company Limited	93,000	513,712
Tokyo Gas Company Limited	461,000	2,228,158
UGI Corporation «	261,239	9,357,581
WGL Holdings Incorporated	118,455	4,995,247
Xinao Gas Holdings Limited	136,000	683,016
Yingde Gases Group Company	281,000	328,986

		77,243,299

Independent Power Producers & Energy Traders: 0.16%
Aboitiz Power Corporation	386,100	365,589
Adani Power Limited †	93,197	76,144
AES Gener SA	453,857	310,407
Babcock & Brown Wind Partners †	70,286	20,461
China Longyuan Power Group	581,000	529,639
China Renewable Energy Investment Limited †	15,871	467
China Resources Power Holdings Company	366,600	990,287
Colbun SA †	1,444,661	453,526
EDP Renovaveis SA †	9,632	49,546
Electric Power Development Company	27,200	698,414
Empresa Nacional de Electricidad SA (Chile)	683,387	1,160,169
Energy World Corporation Limited †	112,693	40,289
Etrion Corporation †	2,567	885
Glow Energy PCL	31,600	91,348
GVK Power & Infrastructure Limited †	127,035	24,984
Huaneng Power International Incorporated	678,000	697,617
JSW Energy Limited	47,611	47,519
Neyveli Lignite Corporation Limited	4,901	6,513
NHPC Limited	460,688	229,053
NRG Energy Incorporated	230,789	5,538,936
NTPC Limited	273,560	758,758
Ratchaburi Electricity Generating Holding PCL ADR	20,700	43,661
Reliance Power Limited †	138,060	182,456

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	103

Security name	Shares	Value

Independent Power Producers & Energy Traders (continued)
Sechilienne SA	469	$9,068
Solartron PCL †	391,200	54,965
Tractebel Energia SA	31,629	559,268
Transalta Corporation «	20,500	306,133

		13,246,102

Multi-Utilities: 1.22%
ACEA SpA	1,765	10,614
AEM SpA	58,540	31,511
AGL Energy Limited	97,274	1,583,808
Ameren Corporation	173,806	5,872,905
ATCO Limited	4,129	356,746
Avista Corporation	137,120	3,591,173
Black Hills Corporation	101,342	4,214,814
Canadian Utilities Limited Class A	4,999	376,943
Canadian Utilities Limited Class B	258	19,139
CenterPoint Energy Incorporated	306,110	6,559,937
CMS Energy Corporation «	186,721	4,968,646
Consolidated Edison Incorporated	38,915	2,295,985
Dominion Resources Incorporated «	76,886	4,305,616
DTE Energy Company	123,274	8,234,703
E.ON AG	187,516	3,131,138
ENBW Energie Baden-Wuerttemberg AG	2,364	96,339
Enel Green Power SpA	152,321	281,788
Integrys Energy Group Incorporated «	55,132	3,118,817
Just Energy Group Incorporated «	8,403	63,150
MDU Resources Group Incorporated «	133,603	3,227,848
National Grid plc	339,872	3,761,323
NiSource Incorporated	221,883	6,146,159
Northwestern Corporation «	85,431	3,330,100
OGE Energy Corporation	69,898	4,047,793
PG&E Corporation «	57,465	2,450,308
Public Service Enterprise Group Incorporated «	67,302	2,193,372
RWE AG	45,697	1,678,526
SCANA Corporation «	93,257	4,554,672
Sempra Energy	29,909	2,325,724
TECO Energy Incorporated «	144,064	2,485,104
Vectren Corporation	190,337	6,281,121
Veolia Environnement SA	39,778	500,522
Wisconsin Energy Corporation «	164,726	6,803,184
Xcel Energy Incorporated	66,638	1,912,511
YTL Corporation Bhd	985,009	525,891
YTL Power International Bhd	409,303	201,307

		101,539,237

Water Utilities: 0.17%
Aguas Andinas SA Class A	613,482	505,831
American Water Works Company Incorporated	125,078	4,934,327
Aqua America Incorporated «	98,950	2,882,414

104	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name		Shares	Value

Water Utilities (continued)
California Water Service Group		96,200	$1,929,772
China Water Affairs Group Limited		100,000	32,235
Companhia de Saneamento Basico do Estado de Sao Paulo		23,800	1,153,928
Guangdong Investment Limited		480,000	412,811
Hyflux Limited		81,500	92,464
Manila Water Company		64,900	57,941
Pennon Group plc		35,570	353,448
Puncak Niaga Holding Bhd †		13,700	5,940
Severn Trent plc		25,380	623,359
Sound Global Limited		168,000	88,178
Suez Environnement Company SA		28,095	374,680
United Utilities Group plc		59,727	667,749

			14,115,077

Total Common Stocks (Cost $6,700,033,246)			7,983,739,631

Investment Companies: 0.02%
Australian Infrastructure Fund			369,291
BB Biotech AG REG †			101,273
Duet Group			527,533
Macquarie Korea Infrastructure Fund			441,467

Total Investment Companies (Cost $1,222,618)			1,439,564

	Dividend yield

Preferred Stocks: 0.74%

Consumer Discretionary: 0.07%

Automobiles: 0.05%
Bayerische Motoren Werke AG ±	4.54%	4,593	298,650
Porsche AG ±	1.20	14,496	1,149,330
Volkswagen AG ±	1.85	12,844	2,804,528

			4,252,508

Media: 0.01%
ProSiebenSat.1 Media AG ±	4.33	8,128	280,144

Multiline Retail: 0.01%
Lojas Americanas SA ±	0.53	97,800	892,325

Consumer Staples: 0.12%

Beverages: 0.09%
Companhia de Bebidas das Americas ±	4.17	159,494	7,074,656
ITO EN Limited ±	3.47	4,600	78,908

			7,153,564

Food & Staples Retailing: 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	0.75	20,602	1,032,494

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	105

Security name	Dividend yield	Shares	Value

Household Products: 0.02%
Henkel AG & Company KGaA ±	1.19%	16,469	$1,451,539

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Petroleo Brasileiro SA ±	2.01	900,858	7,559,488
Surgutneftegaz SP ADR	7.25	269,016	1,980,603

			9,540,091

Financials: 0.23%

Capital Markets: 0.00%
Hyundai Securities Company Limited †±	6.64	6,105	47,190

Commercial Banks: 0.23%
Banco Bradesco SA ±	2.96	402,228	7,177,272
Banco Itau Holding Financeira SA ±	3.22	475,300	8,421,123
Investimentos Itau SA ±	3.99	684,956	3,581,537
Shinkin Central Bank ±	4.24	138	255,484

			19,435,416

Insurance: 0.00%
Unipol Gruppo Finanziari SpA †	0.00	185	379

Materials: 0.15%

Chemicals: 0.02%
Braskem SA ±	4.34	30,900	227,605
Fuchs Petrolub AG ±	1.68	3,216	248,224
Sociedad Quimica y Minera de Chile SA Class B ±	2.27	21,681	1,205,519

			1,681,348

Metals & Mining: 0.13%
Bradespar SA ±	6.51	50,900	747,017
Gerdau SA ±	1.30	155,102	1,288,991
Metalurgica Gerdau SA ±	1.40	24,537	259,700
Usinas Siderurgicas de Minas Gerais SA Class A ±	0.96	111,602	552,541
Vale SA ±	6.26	445,830	8,232,336

			11,080,585

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.03%
Oi SA ±	62.76	175,567	651,924
Telef Brasil Preference ±	8.42	60,143	1,584,246

			2,236,170

Utilities: 0.02%

Electric Utilities: 0.01%
Centrais Electricas Brasileiras SA B Shares ±	4.17	39,500	250,243
Companhia Energetica de Minas Gerais ±	22.69	99,178	1,173,962

106	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

Security name	Dividend yield		Shares	Value

Electric Utilities (continued)
RWE AG ±	7.37%		2,018	$72,320

				1,496,525

Independent Power Producers & Energy Traders: 0.01%
Companhia Energetica de Sao Paulo Preference B ±	8.70		44,900	416,018

Total Preferred Stocks (Cost $61,675,486)				60,996,296

		Expiration date

Rights: 0.00%

Consumer Staples: 0.00%

Beverages: 0.00%
Companhia De Bebidas das Americas †(a)		3-6-2013	47	2

Food & Staples Retailing: 0.00%
Cencosud SA †		3-14-2013	23,688	17,779

Financials: 0.00%

Real Estate Management & Development: 0.00%
Citycon Oyj †		3-31-2013	10,460	2,868

Industrials: 0.00%

Construction & Engineering: 0.00%
Polimex Mostostal SA†(a)		12-31-2099	86,564	202

Machinery: 0.00%
Hanjin Heavy Industries & Construction Holdings Company Limited †		3-15-2013	1,132	1,965

Utilities: 0.00%

Electric Utilities: 0.00%
Enersis SA †		3-21-2013	1,257,446	17,280

Total Rights (Cost $0)				40,096

Warrants: 0.00%

Consumer Discretionary: 0.00%

Distributors: 0.00%
Tat Hong Holdings Limited †(a)		8-2-2013	700	0
Ubisoft Entertainment †		10-10-2013	3,327	608

				608

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL †		5-18-2013	9,570	4,343

Media: 0.00%
Seat Pagine Gialle SpA †(a)		5-14-2013	259	0
Yellow Media Limited †		12-20-2022	128	211

				211

Portfolio of investments—February 28, 2013	Wells Fargo Advantage Diversified Stock Portfolio	107

Security name		Expiration date	Shares	Value
Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Sinarmas Land Limited †		11-18-2015	42,500	$6,006

Food Products: 0.00%
Kulim Malaysia Bhd †		10-21-2015	8,450	2,338

Energy: 0.00%

Energy Equipment & Services: 0.00%
KNM Group Bhd †		11-15-2017	44,637	1,517

Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA †		6-3-2014	3,641	1,393

Industrials: 0.00%

Construction & Engineering: 0.00%
Dialog Group Bhd †		11-3-2-13	29,919	3,921

Materials: 0.00%

Metals & Mining: 0.00%
Kinross Gold Corporation †		9-17-2014	1,456	282

Total Warrants (Cost $49,476)				20,619

	Yield
Short-Term Investments: 18.85%

Investment Companies: 18.85%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.13%		184,663,171	184,663,171
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.18		1,377,874,904	1,377,874,904

				1,562,538,075

Total Short-Term Investments (Cost $1,562,538,075)				1,562,538,075

Total investments in securities (Cost $8,325,518,901) *	115.91%	9,608,774,281
Other assets and liabilities, net	(15.91)	(1,318,749,995)

Total net assets	100.00%	$8,290,024,286

108	Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments—February 28, 2013

†	Non-income-earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

±	Variable rate investment. The rate shown is the rate in effect at period end.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $8,409,096,055 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,639,913,990
Gross unrealized depreciation	(440,235,764)

Net unrealized appreciation	$1,199,678,226

The following table shows percent of total long-term investments by geographic locations as of February 28, 2013 (unaudited):

United States	65.02%
Japan	7.05%
United Kingdom	3.09%
Australia	2.71%
Sourth Korea	1.75%
Canada	1.65%
Switzerland	1.54%
France	1.26%
Brazil	1.20%
Taiwan	1.19%
Germany	1.15%
Hong Kong	1.13%
China	1.01%
Other	10.25%

100.00%

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Master Trust:

We have audited the financial statements of Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio (the “Funds”), as of February 28, 2013, and for each of the years presented and have issued our unqualified reports thereon dated April 26, 2013 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Our audits included audits of the Funds’ portfolios of investments (the “Portfolios”) as of February 28, 2013 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

April 26, 2013

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: April 26, 2013

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: April 26, 2013